GLOBAL ASSET MANAGEMENT(Reg. TM)



                                GAM FUNDS, INC.




                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                              FOR THE PERIOD ENDED
                                30TH JUNE, 1999





This report has been prepared for the information of shareholders of GAM Funds, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.



                                 GAM FUNDS, INC.
                               Investment Adviser:
                      GAM International Management Limited

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                                  The GAM Group
--------------------------------------------------------------------------------

     The GAM group  was  founded  in April  1983 by  Gilbert  de  Botton.  GAM's corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above average, long-term growth. The GAM group currently has approximately US$14.1 billion under management and employs a worldwide staff of about 526 people.

     For US investors, GAM offers GAM Funds, Inc. an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund consists of seven open-end mutual funds - GAM International, GAM Global, GAM Europe, GAM Pacific Basin, GAM Japan Capital, GAM North America and GAMerica Capital Funds.

     For additional information about any of the GAM Funds, please contact your financial consultant or call GAM at 1-800-426-4685 (toll-free).


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                                    Contents
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     GAM International ....................................................   3

     GAM Global ...........................................................   9

     GAM Europe ...........................................................  15

     GAM Pacific Basin ....................................................  20

     GAM Japan Capital ....................................................  25

     GAM North America ....................................................  30

     GAMerica Capital .....................................................  34

     Financial Statements .................................................  38

     Notes to Financial Statements ........................................  44

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                             GAM International Fund
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Fund Management
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[GRAPHIC OMITTED]   JOHN R. HORSEMAN  JOINED GAM IN 1987,  INITIALLY AS A MEMBER
                    OF THE ASIAN TEAM BASED IN HONG KONG. SINCE MOVING TO THE LONDON OFFICE IN 1990, HE HAS BEEN RESPONSIBLE FOR A NUMBER OF GAM'S GLOBAL AND INTERNATIONAL FUNDS. PRIOR TO JOINING
                    GAM  IN  1987,  HE  WORKED  FOR  BA  INVESTMENT   MANAGEMENT
                    INTERNATIONAL LTD AND WAS RESPONSIBLE FOR SOME OF THE BANK OF AMERICA'S GLOBAL EQUITY FUNDS. HE COMMENCED MANAGEMENT OF GAM GLOBAL AND GAM INTERNATIONAL FUNDS ON 20TH APRIL, 1990. MR. HORSEMAN ALSO MANAGES THE OFFSHORE FUND GAM UNIVERSAL US$ INC. HE WAS EDUCATED AT THE UNIVERSITY OF BIRMINGHAM. PLEASE NOTE THAT FROM 20TH JULY, 1999 JEAN-PHILIPPE CREMERS HAS TAKEN OVER MANAGEMENT OF THIS FUND.


[GRAPHIC OMITTED]   JEAN-PHILIPPE  CREMERS JOINED GAM IN APRIL,  1992. HE IS THE
                    INVESTMENT  DIRECTOR  RESPONSIBLE  FOR GAM'S  INTERNATIONAL/
                    GLOBAL  INVESTMENTS.  PRIOR TO THIS HE ANALYZED THE JAPANESE
                    AND US STOCK  MARKETS  AT THE TOKYO  INVESTMENT  INFORMATION
                    CENTRE IN HONG KONG.  MR.  CREMERS IS A GRADUATE  IN APPLIED
                    MATHEMATICS FROM UNIVERSITE  CATHOLIQUE DE LOUVAIN,  BELGIUM
                    AND HAS AN MBA FROM CORNELL UNIVERSITY, NEW YORK.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in countries other than the United States, including Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES

                                                      GAM
                                             International
                                                  Class A
                                                   (after                       Average
                                        GAM       maximum         MSCI          1 Month
                              International    sales load         EAFE          Deposit
                                    Class A         of 5%)       Index             Rate

30th June, 1999               US$26.39         US$27.78          1,450.56
---------------------------------------------------------------------------------------
                                     %                %                 %            %
---------------------------------------------------------------------------------------
Quarter to June, 1999           - 1.71           - 6.63            + 2.61       + 1.20
---------------------------------------------------------------------------------------
Jan - June, 1999                -12.21           -16.60            + 4.11       + 2.43
---------------------------------------------------------------------------------------
Average annual total return:
---------------------------------------------------------------------------------------
1 year to June, 1999            -19.77           -23.78            + 7.92       + 5.26
---------------------------------------------------------------------------------------
5 years to June, 1999           +11.34           +10.20            + 8.52       + 5.53
---------------------------------------------------------------------------------------
10 years to June, 1999          + 14.20         + 13.62            + 6.95       + 5.57
---------------------------------------------------------------------------------------
Since inception                 + 18.72         + 18.30            +15.46       + 6.28
---------------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 2nd January, 1985, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 18th September, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

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           GAM International Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
[Plot Points for Chart]
      Date        INT/NTR           EAF               DUS            INT/NTR/SL
    1/2/85        10,000.00         10,000.00         10,000.00       10,000.00
    1/9/85        10,013.00         10,125.28         10,020.88        9,512.35
   1/16/85         9,954.00         10,153.16         10,036.96        9,456.30
   1/23/85         9,960.00         10,186.75         10,053.04        9,462.00
   1/30/85        10,036.00         10,256.29         10,069.11        9,534.20
    2/6/85        10,018.00         10,046.36         10,085.30        9,517.10
   2/13/85         9,913.00          9,875.99         10,101.47        9,417.35
   2/20/85        10,217.00         10,085.00         10,117.66        9,706.15
   2/27/85        10,128.00         10,258.21         10,133.84        9,621.60
    3/6/85        10,043.00         10,226.03         10,150.97        9,540.85
   3/13/85        10,138.00         10,334.63         10,168.09        9,631.10
   3/20/85        10,328.00         10,733.76         10,185.21        9,811.60
   3/27/85        10,438.00         11,013.92         10,197.44        9,916.10
    4/3/85        10,299.00         10,932.71         10,212.11        9,784.05
   4/10/85        10,329.00         10,849.86         10,236.36        9,812.55
   4/17/85        10,576.00         11,044.60         10,253.28       10,047.20
   4/24/85        10,483.00         10,873.31         10,270.20        9,958.85
    5/1/85        10,490.00         11,000.96         10,287.11        9,965.50
    5/8/85        10,347.00         11,010.86         10,303.50        9,829.65
   5/15/85        10,745.00         11,358.04         10,319.90       10,207.75
   5/22/85        10,953.00         11,507.34         10,336.30       10,405.35
   5/29/85        10,922.00         11,424.68         10,352.69       10,375.90
    6/5/85        10,883.00         11,582.43         10,369.08       10,338.85
   6/12/85        11,083.00         11,554.40         10,384.12       10,528.85
   6/19/85        11,329.00         11,801.09         10,399.15       10,762.55
   6/26/85        11,207.00         11,705.45         10,409.89       10,646.65
    7/3/85        11,422.00         11,859.38         10,422.77       10,850.90
   7/10/85        11,485.00         12,288.58         10,444.33       10,910.75
   7/17/85        11,629.00         12,599.65         10,459.46       11,047.55
   7/24/85        11,580.00         12,512.70         10,472.42       11,001.00
   7/31/85        11,523.00         12,387.58         10,489.70       10,946.85
    8/7/85        11,605.00         12,270.71         10,505.67       11,024.75
   8/14/85        11,703.00         12,395.69         10,521.65       11,117.85
   8/21/85        11,832.00         12,648.11         10,537.62       11,240.40
   8/28/85        11,981.00         12,735.10         10,553.59       11,381.95
    9/4/85        11,814.00         12,460.98         10,569.57       11,223.30
   9/11/85        11,843.00         12,173.78         10,585.65       11,250.85
   9/18/85        11,884.00         12,290.45         10,601.74       11,289.80
   9/25/85        12,591.00         13,062.70         10,613.24       11,961.45
   10/2/85        12,886.00         13,801.66         10,629.32       12,241.70
   10/9/85        12,939.00         13,842.67         10,650.11       12,292.05
  10/16/85        13,102.00         13,862.33         10,666.29       12,446.90
  10/23/85        13,305.00         14,073.94         10,682.48       12,639.75
  10/30/85        13,795.00         14,401.00         10,698.66       13,105.25
   11/6/85        13,881.00         14,664.03         10,714.83       13,186.95
  11/13/85        13,833.00         14,508.76         10,730.98       13,141.35
  11/20/85        14,187.00         14,643.91         10,747.14       13,477.65
  11/27/85        14,806.00         15,048.50         10,756.37       14,065.70
   12/4/85        14,719.00         14,918.83         10,779.46       13,983.05
  12/11/85        14,834.00         14,878.93         10,796.12       14,092.30
  12/18/85        15,405.00         15,344.16         10,812.79       14,634.75
  12/25/85        15,386.00         15,360.07         10,824.69       14,616.70
    1/1/86        15,926.00         15,795.88         10,841.36       15,129.70
    1/8/86        16,344.00         15,987.49         10,862.76       15,526.80
   1/15/86        16,381.00         15,806.14         10,879.41       15,561.95
   1/22/86        16,256.00         15,633.16         10,896.04       15,443.20
   1/29/86        16,798.00         16,155.54         10,912.69       15,958.10
    2/5/86        16,957.00         16,377.74         10,929.33       16,109.15
   2/12/86        17,352.00         16,900.96         10,945.96       16,484.40
   2/19/86        17,640.00         17,566.52         10,962.60       16,758.00
   2/26/86        18,033.00         17,793.97         10,979.23       17,131.35
    3/5/86        18,229.00         18,206.33         10,995.87       17,317.55
   3/12/86        18,935.43         18,847.22         11,012.34       17,988.66
   3/19/86        19,366.41         19,385.28         11,028.81       18,398.09
   3/26/86        19,354.62         19,596.32         11,040.57       18,386.89
    4/2/86        19,654.81         20,372.27         11,057.05       18,672.07
    4/9/86        20,176.92         20,109.56         11,077.41       19,168.08
   4/16/86        20,631.49         20,769.95         11,093.06       19,599.92
   4/23/86        21,272.61         21,806.40         11,108.71       20,208.98
   4/30/86        21,583.52         21,902.23         11,124.38       20,504.34
    5/7/86        21,240.45         21,936.96         11,138.90       20,178.42
   5/14/86        20,982.07         21,898.29         11,153.43       19,932.97
   5/21/86        20,080.43         21,115.91         11,167.96       19,076.41
   5/28/86        20,281.99         21,401.19         11,178.34       19,267.89
    6/4/86        20,268.05         21,158.86         11,197.02       19,254.65
   6/11/86        20,537.15         21,747.42         11,212.05       19,510.29
   6/18/86        20,607.91         21,773.51         11,227.08       19,577.51
   6/25/86        20,623.99         22,154.85         11,237.82       19,592.79
    7/2/86        20,956.34         22,458.50         11,252.85       19,908.52
    7/9/86        20,580.03         22,411.18         11,272.00       19,551.03
   7/16/86        20,595.04         22,593.68         11,282.60       19,565.29
   7/23/86        20,204.80         22,975.98         11,301.70       19,194.56
   7/30/86        20,380.62         23,731.89         11,316.56       19,361.59
    8/6/86        20,442.80         23,649.76         11,330.40       19,420.66
   8/13/86        21,359.45         24,927.36         11,344.25       20,291.48
   8/20/86        22,344.71         26,462.36         11,358.10       21,227.47
   8/27/86        22,677.06         25,942.09         11,371.95       21,543.21
    9/3/86        22,918.28         26,082.51         11,385.79       21,772.37
   9/10/86        22,855.03         26,223.05         11,398.21       21,712.28
   9/17/86        22,245.00         24,883.79         11,410.64       21,132.75
   9/24/86        22,420.83         25,441.97         11,419.51       21,299.79
   10/1/86        22,546.26         25,752.12         11,431.94       21,418.95
   10/8/86        22,662.05         25,722.29         11,448.64       21,528.95
  10/15/86        22,442.27         25,430.88         11,461.80       21,320.16
  10/22/86        21,688.58         24,036.03         11,474.96       20,604.15
  10/29/86        21,781.86         24,031.67         11,488.12       20,692.76
   11/5/86        21,801.15         24,001.53         11,501.28       20,711.10
  11/12/86        22,271.81         24,866.38         11,514.10       21,158.22
  11/19/86        21,821.52         24,316.92         11,526.91       20,730.45
  11/26/86        22,394.02         25,073.37         11,539.72       21,274.32
   12/3/86        23,010.48         25,878.01         11,552.54       21,859.96
  12/10/86        22,969.74         25,992.39         11,566.39       21,821.26
  12/17/86        22,827.15         26,084.96         11,580.24       21,685.80
  12/24/86        23,269.93         26,685.14         11,590.13       22,106.43
  12/31/86        23,491.86         26,913.63         11,603.98       22,317.26
    1/7/87        23,789.90         27,487.72         11,614.13       22,600.40
   1/14/87        24,472.83         28,211.15         11,636.87       23,249.19
   1/21/87        25,447.37         29,193.60         11,651.34       24,175.00
   1/28/87        25,811.88         30,132.89         11,665.81       24,521.29
    2/4/87        25,761.49         29,906.05         11,680.28       24,473.42
   2/11/87        25,823.67         29,823.73         11,693.86       24,532.49
   2/18/87        25,730.82         29,899.28         11,707.43       24,444.28
   2/25/87        26,555.78         30,431.30         11,721.01       25,227.99
    3/4/87        26,723.12         31,336.78         11,734.58       25,386.96
   3/11/87        26,711.38         31,237.24         11,748.78       25,375.81
   3/18/87        27,686.06         32,104.05         11,762.98       26,301.76
   3/25/87        28,013.40         32,663.84         11,773.13       26,612.73
    4/1/87        28,754.69         33,448.17         11,787.33       27,316.96
    4/8/87        29,184.79         34,224.20         11,805.94       27,725.55
   4/15/87        30,833.24         36,351.16         11,820.51       29,291.58
   4/22/87        30,839.11         37,163.84         11,835.07       29,297.16
   4/29/87        30,218.19         36,207.64         11,849.64       28,707.28
    5/6/87        31,371.96         37,930.76         11,860.50       29,803.36
   5/13/87        31,464.44         38,100.22         11,880.04       29,891.21
   5/20/87        30,586.63         36,886.47         11,895.24       29,057.30
   5/27/87        29,978.92         36,742.87         11,910.44       28,479.98
    6/3/87        30,162.41         37,322.09         11,925.65       28,654.29
   6/10/87        30,727.55         38,457.16         11,941.96       29,191.17
   6/17/87        30,827.37         38,212.42         11,958.26       29,286.00
   6/24/87        30,392.87         36,723.43         11,969.91       28,873.23
    7/1/87        29,911.40         35,556.00         11,986.22       28,415.83
    7/8/87        29,815.98         34,569.28         12,006.84       28,325.19
   7/15/87        30,413.42         35,485.12         12,022.80       28,892.75
   7/22/87        29,450.48         33,631.97         12,038.75       27,977.95
   7/29/87        30,238.74         35,533.39         12,054.72       28,726.80
    8/5/87        30,394.34         35,044.87         12,061.56       28,874.62
   8/12/87        30,731.95         36,094.60         12,086.30       29,195.36
   8/19/87        30,997.64         36,609.86         12,101.92       29,447.76
   8/26/87        31,612.69         37,850.93         12,117.55       30,032.06
    9/2/87        31,709.58         38,340.07         12,133.18       30,124.10
    9/9/87        30,944.80         37,412.71         12,149.77       29,397.56
   9/16/87        31,242.78         37,069.24         12,166.36       29,680.64
   9/23/87        31,407.19         37,071.07         12,178.21       29,836.83
   9/30/87        31,232.51         37,657.68         12,194.80       29,670.88
   10/7/87        31,549.57         37,805.87         12,217.67       29,972.10
  10/14/87        31,928.29         38,836.32         12,235.80       30,331.88
  10/21/87        28,531.57         33,952.22         12,246.17       27,104.99
  10/28/87        26,275.41         31,225.35         12,272.07       24,961.64
   11/4/87        25,409.35         31,955.01         12,290.20       24,138.88
  11/11/87        25,215.59         30,457.54         12,306.70       23,954.81
  11/18/87        25,946.60         32,386.85         12,323.20       24,649.27
  11/25/87        25,908.44         33,162.65         12,339.70       24,613.01
   12/2/87        25,488.62         32,566.37         12,356.20       24,214.18
   12/9/87        25,108.43         32,338.84         12,375.16       23,853.01
  12/16/87        26,056.69         33,556.35         12,394.12       24,753.86
  12/23/87        26,276.88         33,831.69         12,410.37       24,963.03
  12/30/87        26,169.01         33,372.96         12,426.61       24,860.56
    1/6/88        26,159.10         33,461.48         12,439.25       24,851.15
   1/13/88        25,287.73         33,109.10         12,465.70       24,023.34
   1/20/88        24,994.63         33,242.10         12,482.55       23,744.90
   1/27/88        24,816.39         33,990.28         12,496.98       23,575.57
    2/3/88        24,735.20         34,092.00         12,516.22       23,498.44
   2/10/88        24,695.59         34,086.60         12,532.12       23,460.81
   2/17/88        25,570.92         34,928.96         12,548.02       24,292.38
   2/24/88        25,978.89         36,164.79         12,563.92       24,679.94
    3/2/88        26,396.75         37,070.61         12,573.01       25,076.91
    3/9/88        26,901.75         37,619.42         12,595.96       25,556.67
   3/16/88        27,252.28         37,860.34         12,612.09       25,889.67
   3/23/88        27,274.07         38,391.94         12,625.92       25,910.37
   3/30/88        27,091.87         38,718.19         12,639.75       25,737.28
    4/6/88        27,109.70         38,762.91         12,660.42       25,754.21
   4/13/88        27,307.51         39,380.35         12,676.49       25,942.14
   4/20/88        27,187.97         39,438.72         12,683.37       25,828.57
   4/27/88        27,200.34         39,259.81         12,708.62       25,840.32
    5/4/88        27,124.08         39,658.60         12,717.80       25,767.87
   5/11/88        26,324.37         38,901.61         12,741.77       25,008.15
   5/18/88        26,499.56         39,013.66         12,758.85       25,174.58
   5/25/88        26,757.20         38,780.54         12,775.94       25,419.34
    6/1/88        27,179.73         38,641.46         12,793.02       25,820.74
    6/8/88        27,439.42         39,265.01         12,811.26       26,067.45
   6/15/88        27,738.28         39,579.30         12,829.51       26,351.37
   6/22/88        27,239.50         38,542.31         12,845.14       25,877.52
   6/29/88        26,650.02         37,095.90         12,860.79       25,317.52
    7/6/88        27,503.32         37,517.60         12,884.97       26,128.15
   7/13/88        27,165.30         37,651.90         12,903.93       25,807.03
   7/20/88        27,103.47         37,377.17         12,922.90       25,748.29
   7/27/88        27,328.12         38,217.66         12,941.87       25,961.72
    8/3/88        27,441.49         38,608.22         12,960.84       26,069.41
   8/10/88        26,491.32         37,077.08         12,980.72       25,166.75
   8/17/88        26,635.60         37,773.51         13,000.61       25,303.82
   8/24/88        26,660.33         37,101.25         13,020.50       25,327.31
   8/31/88        26,332.61         35,951.19         13,040.37       25,015.98
    9/7/88        27,089.04         36,666.67         13,061.01       25,734.59
   9/14/88        27,159.11         36,864.16         13,081.64       25,801.16
   9/21/88        27,499.20         36,913.01         13,090.48       26,124.24
   9/28/88        27,389.96         37,173.90         13,117.01       26,020.46
   10/5/88        27,674.39         37,439.45         13,143.54       26,290.67
  10/12/88        28,119.59         38,486.23         13,164.33       26,713.61
  10/19/88        29,490.22         39,502.10         13,185.13       28,015.71
  10/26/88        30,040.53         40,161.77         13,205.93       28,538.51
   11/2/88        30,277.56         40,753.61         13,226.72       28,763.68
   11/9/88        30,506.34         41,209.93         13,247.65       28,981.02
  11/16/88        31,060.78         42,372.01         13,268.57       29,507.74
  11/23/88        31,596.66         43,435.31         13,289.50       30,016.83
  11/30/88        31,646.13         43,218.69         13,310.43       30,063.82
   12/7/88        31,984.15         43,237.36         13,335.00       30,384.94
  12/14/88        31,571.93         43,043.15         13,359.57       29,993.33
  12/21/88        31,516.28         42,581.63         13,384.14       29,940.47
  12/28/88        31,751.22         43,139.24         13,401.69       30,163.66
    1/4/89        32,038.47         43,728.90         13,419.24       30,436.55
   1/11/89        32,332.21         44,464.08         13,456.62       30,715.60
   1/18/89        31,546.04         44,233.69         13,479.97       29,968.74
   1/25/89        32,105.43         44,583.85         13,503.32       30,500.16
    2/1/89        31,712.34         43,944.53         13,520.00       30,126.73
    2/8/89        32,977.99         44,838.73         13,550.34       31,329.09
   2/15/89        32,911.03         45,524.60         13,574.01       31,265.48
   2/22/89        32,558.99         45,129.75         13,597.68       30,931.04
    3/1/89        31,679.95         44,125.81         13,614.59       30,095.95
    3/8/89        31,751.22         43,989.37         13,647.32       30,163.66
   3/15/89        31,705.86         43,898.32         13,673.27       30,120.57
   3/22/89        31,135.68         42,642.87         13,699.23       29,578.89
   3/29/89        30,975.85         43,342.93         13,717.77       29,427.06
    4/5/89        31,686.43         43,930.34         13,751.15       30,102.10
   4/12/89        31,580.60         43,612.35         13,777.36       30,001.57
   4/19/89        31,835.45         44,086.53         13,803.57       30,243.68
   4/26/89        31,522.28         43,859.50         13,829.77       29,946.17
    5/3/89        31,429.41         44,119.88         13,855.98       29,857.94
   5/10/89        31,790.10         44,157.07         13,881.89       30,200.59
   5/17/89        30,554.69         42,753.35         13,907.80       29,026.96
   5/24/89        30,264.11         41,439.94         13,933.71       28,750.90
   5/31/89        30,886.38         41,686.18         13,959.62       29,342.06
    6/7/89        31,165.85         41,371.17         13,985.22       29,607.56
   6/14/89        30,547.95         39,946.41         14,010.82       29,020.55
   6/21/89        31,729.17         40,904.90         14,036.42       30,142.71
   6/28/89        32,032.66         41,512.20         14,054.71       30,431.03
    7/5/89        33,515.19         42,494.64         14,087.62       31,839.43
   7/12/89        34,351.43         43,578.30         14,112.95       32,633.86
   7/19/89        34,833.96         43,180.93         14,138.27       33,092.27
   7/26/89        35,248.81         44,585.76         14,163.61       33,486.37
    8/2/89        35,737.89         46,544.68         14,188.93       33,951.00
    8/9/89        35,816.49         45,890.67         14,212.48       34,025.67
   8/16/89        35,574.14         44,943.19         14,236.02       33,795.43
   8/23/89        35,724.79         44,787.51         14,249.48       33,938.55
   8/30/89        35,589.42         44,448.47         14,283.11       33,809.95
    9/6/89        35,687.67         43,615.06         14,307.42       33,903.29
   9/13/89        35,176.76         43,455.05         14,331.74       33,417.92
   9/20/89        35,056.67         44,015.03         14,356.05       33,303.84
   9/27/89        35,602.52         45,869.10         14,373.42       33,822.39
   10/4/89        35,849.24         45,365.50         14,390.78       34,056.78
  10/11/89        35,606.89         43,897.44         14,429.53       33,826.54
  10/18/89        34,194.23         43,999.04         14,454.40       32,484.52
  10/25/89        34,650.56         44,440.63         14,479.25       32,918.03
   11/1/89        34,755.36         44,156.45         14,504.12       33,017.59
   11/8/89        34,272.83         43,973.18         14,528.11       32,559.19
  11/15/89        35,067.59         44,461.17         14,552.11       33,314.21
  11/22/89        35,281.56         44,650.49         14,576.09       33,517.48
  11/29/89        36,250.99         46,188.09         14,600.08       34,438.44
   12/6/89        37,244.44         47,303.23         14,624.41       35,382.22
  12/13/89        37,170.20         47,634.53         14,638.31       35,311.69
  12/20/89        37,233.85         47,108.45         14,673.06       35,372.15
  12/27/89        38,432.56         48,524.44         14,690.43       36,510.94
    1/3/90        40,029.32         48,153.13         14,714.76       38,027.85
   1/10/90        39,727.91         47,720.91         14,745.35       37,741.52
   1/17/90        38,441.77         46,266.05         14,769.00       36,519.68
   1/24/90        37,503.04         45,598.35         14,782.51       35,627.89
   1/31/90        38,727.07         46,508.72         14,812.91       36,790.71
    2/7/90        39,357.48         46,704.84         14,839.56       37,389.61
   2/14/90        38,329.03         46,194.51         14,862.82       36,412.58
   2/21/90        37,967.80         44,714.41         14,886.08       36,069.41
   2/28/90        37,826.28         43,273.05         14,909.35       35,934.96
    3/7/90        38,041.49         42,204.73         14,932.94       36,139.42
   3/14/90        37,770.74         40,787.77         14,956.53       35,882.20
   3/21/90        37,930.41         39,309.16         14,980.11       36,033.89
   3/28/90        37,860.99         39,274.54         14,996.96       35,967.94
    4/4/90        37,958.18         37,814.67         15,013.82       36,060.27
   4/11/90        37,814.71         38,944.61         15,051.43       35,923.97
   4/18/90        37,928.10         38,848.02         15,075.57       36,031.69
   4/25/90        36,939.98         38,684.99         15,099.70       35,092.98
    5/2/90        36,919.15         39,201.97         15,123.84       35,073.19
    5/9/90        38,027.61         40,652.40         15,148.49       36,126.23
   5/16/90        38,640.84         42,199.68         15,173.15       36,708.80
   5/23/90        39,328.13         42,549.46         15,197.81       37,361.72
   5/30/90        39,626.65         43,097.89         15,222.46       37,645.32
    6/6/90        39,881.20         42,828.93         15,236.22       37,887.14
   6/13/90        40,022.36         41,966.87         15,270.62       38,021.24
   6/20/90        40,107.98         41,995.68         15,294.71       38,102.58
   6/27/90        40,772.13         42,380.92         15,311.91       38,733.52
    7/4/90        41,882.90         43,323.77         15,329.12       39,788.75
   7/11/90        42,165.22         43,342.63         15,360.09       40,056.96
   7/18/90        43,130.20         44,462.36         15,387.62       40,973.69
   7/25/90        42,410.51         43,088.29         15,415.15       40,289.99
    8/1/90        42,739.11         43,034.81         15,435.80       40,602.16
    8/8/90        39,670.62         39,749.41         15,462.56       37,687.09
   8/15/90        39,770.12         40,595.82         15,479.22       37,781.62
   8/22/90        37,624.95         37,907.39         15,505.87       35,743.70
   8/29/90        37,874.87         38,535.08         15,525.86       35,981.13
    9/5/90        38,293.73         37,821.17         15,555.83       36,379.04
   9/12/90        38,235.87         38,866.96         15,576.13       36,324.08
   9/19/90        37,627.27         36,894.69         15,589.67       35,745.90
   9/26/90        37,134.36         34,414.05         15,620.11       35,277.64
   10/3/90        37,192.22         36,108.10         15,640.41       35,332.60
  10/10/90        38,041.49         37,666.55         15,675.13       36,139.42
  10/17/90        38,696.38         38,781.20         15,699.71       36,761.56
  10/24/90        38,971.76         39,835.63         15,724.28       37,023.17
  10/31/90        38,048.43         38,807.90         15,748.86       36,146.01
   11/7/90        37,523.13         38,102.40         15,758.96       35,646.97
  11/14/90        37,199.16         37,941.47         15,796.05       35,339.20
  11/21/90        37,287.09         37,850.97         15,809.53       35,422.74
  11/28/90        37,148.25         37,558.34         15,843.23       35,290.83
   12/5/90        36,028.22         36,575.05         15,866.84       34,226.81
  12/12/90        37,506.93         38,791.14         15,893.08       35,631.59
  12/19/90        37,402.80         38,646.81         15,919.33       35,532.66
  12/26/90        35,553.83         36,753.00         15,938.07       33,776.14
    1/2/91        36,274.95         37,132.93         15,964.32       34,461.20
    1/9/91        35,682.73         36,477.51         15,994.79       33,898.59
   1/16/91        34,785.93         35,110.05         16,017.76       33,046.64
   1/23/91        36,198.80         37,099.27         16,040.74       34,388.86
   1/30/91        36,658.48         38,003.52         16,063.71       34,825.56
    2/6/91        38,491.54         40,015.99         16,084.69       36,566.97
   2/13/91        39,317.83         41,753.73         16,105.69       37,351.94
   2/20/91        38,852.52         42,168.12         16,120.68       36,909.89
   2/27/91        38,536.67         42,415.65         16,144.66       36,609.83
    3/6/91        38,375.92         42,006.85         16,159.82       36,457.12
   3/13/91        38,011.82         41,472.34         16,190.24       36,111.23
   3/20/91        37,365.40         40,360.80         16,211.53       35,497.13
   3/27/91        37,447.26         39,869.94         16,226.74       35,574.90
    4/3/91        38,432.42         41,591.16         16,244.99       36,510.80
   4/10/91        38,237.65         41,257.10         16,273.60       36,325.77
   4/17/91        38,901.01         42,161.12         16,293.07       36,955.96
   4/24/91        37,232.73         40,136.91         16,301.42       35,371.10
    5/1/91        37,167.81         41,094.87         16,329.26       35,309.42
    5/8/91        37,503.72         40,580.77         16,350.44       35,628.53
   5/15/91        37,173.45         40,508.59         16,368.84       35,314.78
   5/22/91        37,308.95         40,135.60         16,387.25       35,443.50
   5/29/91        37,294.83         40,632.01         16,405.65       35,430.09
    6/5/91        37,218.62         40,110.56         16,413.53       35,357.69
   6/12/91        36,665.35         38,905.93         16,442.36       34,832.08
   6/19/91        36,580.67         38,205.33         16,460.66       34,751.63
   6/26/91        36,521.39         38,236.48         16,473.74       34,695.32
    7/3/91        36,608.89         37,476.63         16,489.43       34,778.45
   7/10/91        36,792.38         37,761.23         16,516.06       34,952.76
   7/17/91        36,891.17         38,416.28         16,534.85       35,046.61
   7/24/91        37,105.71         39,276.55         16,553.64       35,250.42
   7/31/91        37,179.10         39,651.76         16,567.06       35,320.14
    8/7/91        37,390.81         39,735.85         16,590.90       35,521.27
   8/14/91        37,122.64         39,229.09         16,609.38       35,266.51
   8/21/91        36,380.25         37,861.26         16,627.84       34,561.23
   8/28/91        36,989.97         38,064.35         16,646.32       35,140.47
    9/4/91        37,766.24         39,239.63         16,664.79       35,877.93
   9/11/91        37,949.72         39,496.34         16,672.41       36,052.24
   9/18/91        38,474.76         40,124.96         16,695.27       36,551.03
   9/25/91        38,254.59         40,541.02         16,713.05       36,341.86
   10/2/91        39,157.88         41,683.26         16,730.83       37,199.99
   10/9/91        38,751.40         41,122.07         16,752.95       36,813.83
  10/16/91        39,002.63         41,039.17         16,770.01       37,052.50
  10/23/91        38,511.46         41,089.75         16,777.31       36,585.89
  10/30/91        39,270.79         41,403.35         16,804.11       37,307.25
   11/6/91        39,770.43         41,909.10         16,811.01       37,781.91
  11/13/91        39,843.82         41,765.73         16,836.34       37,851.63
  11/20/91        39,843.82         40,581.98         16,852.45       37,851.63
  11/27/91        39,406.29         40,060.93         16,868.56       37,435.97
   12/4/91        39,307.49         39,823.61         16,884.68       37,342.12
  12/11/91        39,996.25         38,931.13         16,891.71       37,996.44
  12/18/91        40,432.09         39,923.54         16,917.47       38,410.49
  12/25/91        41,499.96         39,551.03         16,929.17       39,424.96
    1/1/92        41,955.28         41,780.27         16,945.57       39,857.51
    1/8/92        42,624.20         41,721.30         16,963.86       40,492.99
   1/15/92        41,439.37         39,821.15         16,977.47       39,367.40
   1/22/92        42,006.55         40,940.54         16,991.09       39,906.22
   1/29/92        41,893.71         40,449.62         16,996.92       39,799.02
    2/5/92        41,662.09         41,028.60         17,018.31       39,578.98
   2/12/92        41,564.09         40,082.41         17,031.57       39,485.89
   2/19/92        40,673.54         38,686.74         17,044.82       38,639.86
   2/26/92        40,943.47         39,074.98         17,058.09       38,896.29
    3/4/92        41,148.36         38,748.29         17,067.56       39,090.94
   3/11/92        40,794.99         37,456.57         17,077.13       38,755.24
   3/18/92        40,848.44         36,752.18         17,098.36       38,806.02
   3/25/92        40,792.02         37,023.59         17,108.00       38,752.42
    4/1/92        40,518.83         35,745.15         17,121.51       38,492.89
    4/8/92        40,904.86         34,603.30         17,138.92       38,859.62
   4/15/92        40,985.04         36,746.18         17,152.46       38,935.79
   4/22/92        41,029.28         36,080.58         17,166.01       38,977.82
   4/29/92        41,421.56         36,950.31         17,179.56       39,350.48
    5/6/92        42,004.91         37,858.22         17,188.53       39,904.67
   5/13/92        42,571.94         39,051.92         17,204.68       40,443.34
   5/20/92        43,019.15         39,279.63         17,210.06       40,868.19
   5/27/92        43,039.93         38,382.27         17,224.42       40,887.94
    6/3/92        43,719.95         39,169.84         17,235.19       41,533.95
   6/10/92        43,627.89         38,682.88         17,255.17       41,446.50
   6/17/92        43,936.72         37,764.33         17,267.99       41,739.89
   6/24/92        44,489.05         37,170.70         17,277.14       42,264.60
    7/1/92        45,561.04         38,080.99         17,289.96       43,282.99
    7/8/92        46,517.22         38,221.33         17,306.26       44,191.36
   7/15/92        47,042.82         38,758.27         17,318.91       44,690.68
   7/22/92        46,279.66         36,231.24         17,331.55       43,965.67
   7/29/92        46,784.47         36,092.41         17,336.97       44,445.25
    8/5/92        47,256.62         36,714.66         17,353.23       44,893.79
   8/12/92        47,740.65         34,960.74         17,367.66       45,353.62
   8/19/92        47,538.73         35,225.40         17,378.48       45,161.79
   8/26/92        49,139.29         37,231.85         17,389.29       46,682.32
    9/2/92        50,030.14         38,756.44         17,395.48       47,528.63
    9/9/92        50,042.01         39,589.36         17,411.17       47,539.91
   9/16/92        46,113.37         37,501.04         17,422.22       43,807.70
   9/23/92        43,417.06         38,305.89         17,430.11       41,246.21
   9/30/92        47,716.90         38,272.48         17,441.17       45,331.05
   10/7/92        47,206.14         37,249.93         17,448.72       44,845.83
  10/14/92        46,434.07         37,496.60         17,458.97       44,112.37
  10/21/92        45,350.20         36,907.68         17,475.06       43,082.69
  10/28/92        44,753.33         36,549.48         17,479.45       42,515.67
   11/4/92        44,444.51         36,625.74         17,495.56       42,222.28
  11/11/92        44,296.03         35,643.75         17,504.54       42,081.23
  11/18/92        43,375.49         35,800.19         17,516.53       41,206.71
  11/25/92        43,639.77         36,175.77         17,524.02       41,457.78
   12/2/92        42,808.31         36,649.51         17,531.51       40,667.90
   12/9/92        43,310.16         36,866.80         17,551.37       41,144.65
  12/16/92        44,108.95         37,013.38         17,565.25       41,903.51
  12/23/92        43,330.94         37,536.19         17,577.14       41,164.40
  12/30/92        43,345.79         36,791.67         17,589.03       41,178.50
    1/6/93        43,361.48         36,742.16         17,597.61       41,193.41
   1/13/93        43,224.73         35,949.01         17,614.51       41,063.49
   1/20/93        44,338.31         36,491.16         17,622.19       42,121.40
   1/27/93        44,891.85         36,610.41         17,636.01       42,647.26
    2/3/93        43,827.11         36,746.86         17,646.76       41,635.75
   2/10/93        44,204.81         37,134.47         17,657.13       41,994.57
   2/17/93        45,520.28         37,556.68         17,667.50       43,244.26
   2/24/93        46,428.73         37,765.22         17,677.86       44,107.29
    3/3/93        47,933.05         38,479.66         17,685.27       45,536.40
   3/10/93        48,320.52         39,179.92         17,698.61       45,904.50
   3/17/93        46,720.22         39,291.66         17,706.04       44,384.21
   3/24/93        47,626.97         39,895.89         17,716.42       45,245.63
   3/31/93        48,616.83         41,279.52         17,726.81       46,185.99
    4/7/93        48,662.41         43,088.27         17,740.19       46,229.29
   4/14/93        50,375.12         44,241.57         17,750.61       47,856.37
   4/21/93        50,381.64         43,700.83         17,761.02       47,862.55
   4/28/93        50,583.51         44,567.61         17,765.48       48,054.34
    5/5/93        51,283.58         45,480.85         17,780.36       48,719.40
   5/12/93        51,114.26         44,552.50         17,792.08       48,558.54
   5/19/93        50,844.00         44,514.65         17,800.84       48,301.80
   5/26/93        51,687.33         45,757.18         17,808.15       49,102.96
    6/2/93        52,123.65         46,081.99         17,822.77       49,517.47
    6/9/93        51,374.75         46,205.68         17,827.35       48,806.01
   6/16/93        51,459.40         45,350.12         17,844.13       48,886.43
   6/23/93        50,205.81         44,034.77         17,851.76       47,695.52
   6/30/93        51,338.93         45,464.46         17,862.45       48,771.98
    7/7/93        51,137.83         45,048.10         17,874.49       48,580.94
   7/14/93        50,765.86         45,516.94         17,886.48       48,227.56
   7/21/93        50,896.10         45,558.78         17,896.98       48,351.29
   7/28/93        51,723.77         46,177.73         17,907.47       49,137.58
    8/4/93        53,784.26         47,873.46         17,917.96       51,095.05
   8/11/93        55,487.20         48,281.13         17,928.48       52,712.84
   8/18/93        57,802.29         49,571.94         17,932.99       54,912.17
   8/25/93        56,828.71         48,332.33         17,949.53       53,987.28
    9/1/93        58,788.89         49,448.39         17,960.06       55,849.44
    9/8/93        59,840.61         49,289.12         17,970.60       56,848.58
   9/15/93        59,358.70         49,272.37         17,981.15       56,390.77
   9/22/93        59,122.41         47,934.11         17,990.19       56,166.29
   9/29/93        61,224.45         48,436.52         17,999.23       58,163.23
   10/6/93        62,458.51         49,745.60         18,012.82       59,335.58
  10/13/93        64,379.61         49,830.14         18,023.39       61,160.63
  10/20/93        65,590.88         49,748.70         18,033.97       62,311.33
  10/27/93        64,978.11         49,347.51         18,044.54       61,729.21
   11/3/93        66,036.96         49,989.37         18,049.07       62,735.12
  11/10/93        65,564.83         48,127.69         18,059.66       62,286.59
  11/17/93        66,903.09         48,520.70         18,076.32       63,557.93
  11/24/93        65,890.44         46,899.85         18,086.93       62,595.92
   12/1/93        66,704.46         47,074.99         18,091.48       63,369.24
   12/8/93        69,120.49         47,489.32         18,109.46       65,664.47
  12/15/93        70,364.32         47,888.12         18,121.40       66,846.10
  12/22/93        74,385.60         48,659.46         18,133.32       70,666.32
  12/29/93        77,036.07         48,975.63         18,141.85       73,184.27
    1/5/94        77,693.81         49,354.55         18,152.07       73,809.11
   1/12/94        75,886.83         49,396.50         18,168.07       72,092.48
   1/19/94        76,863.67         50,624.42         18,178.95       73,020.48
   1/26/94        75,648.66         50,710.73         18,185.16       71,866.23
    2/2/94        76,793.02         53,459.04         18,196.05       72,953.37
    2/9/94        74,299.07         51,986.36         18,211.19       70,584.12
   2/16/94        73,631.43         52,278.60         18,217.17       69,949.86
   2/23/94        72,903.74         52,031.23         18,226.14       69,258.55
    3/2/94        70,494.57         51,934.68         18,242.60       66,969.84
    3/9/94        70,607.61         51,767.04         18,254.84       67,077.23
   3/16/94        70,388.60         52,633.17         18,267.09       66,869.17
   3/23/94        69,176.95         51,383.95         18,277.58       65,718.10
   3/30/94        69,487.81         50,871.21         18,288.08       66,013.42
    4/6/94        68,311.49         50,896.08         18,304.07       64,895.91
   4/13/94        67,453.09         51,992.25         18,316.58       64,080.43
   4/20/94        66,608.82         51,627.43         18,321.93       63,278.38
   4/27/94        67,421.30         52,410.31         18,334.43       64,050.23
    5/4/94        67,332.98         51,923.78         18,354.07       63,966.33
   5/11/94        66,661.81         52,180.54         18,367.70       63,328.72
   5/18/94        68,131.33         52,952.21         18,381.35       64,724.76
   5/25/94        68,466.92         52,475.87         18,394.98       65,043.57
    6/1/94        68,078.34         52,578.62         18,408.62       64,674.42
    6/8/94        66,958.54         52,910.54         18,423.41       63,610.61
   6/15/94        68,180.78         53,116.14         18,433.97       64,771.74
   6/22/94        69,728.02         52,360.71         18,450.87       66,241.62
   6/29/94        70,579.35         53,394.46         18,463.53       67,050.38
    7/6/94        70,826.45         53,560.53         18,476.74       67,285.12
   7/13/94        72,266.20         54,100.28         18,490.21       68,652.89
   7/20/94        71,016.95         54,571.09         18,514.91       67,466.10
   7/27/94        70,390.49         53,862.34         18,530.62       66,870.96
    8/3/94        70,218.30         54,807.59         18,537.36       66,707.39
   8/10/94        69,518.58         54,549.02         18,555.24       66,042.65
   8/17/94        69,877.60         54,790.78         18,568.58       66,383.72
   8/24/94        70,947.34         55,144.09         18,593.02       67,399.97
   8/31/94        69,749.38         55,143.31         18,599.69       66,261.91
    9/7/94        71,141.51         54,565.01         18,625.54       67,584.43
   9/14/94        71,353.99         54,225.76         18,642.49       67,786.29
   9/21/94        70,830.11         54,109.45         18,659.44       67,288.60
   9/28/94        71,145.17         53,658.05         18,671.55       67,587.91
   10/5/94        71,002.29         52,900.53         18,688.50       67,452.18
  10/12/94        71,438.25         53,921.84         18,711.05       67,866.34
  10/19/94        73,493.47         54,610.21         18,728.75       69,818.80
  10/26/94        73,343.27         54,137.80         18,736.33       69,676.11
   11/2/94        72,771.76         54,961.39         18,764.15       69,133.18
   11/9/94        72,515.32         53,742.59         18,781.92       68,889.55
  11/16/94        71,353.99         53,433.25         18,792.07       67,786.29
  11/23/94        71,606.77         51,938.21         18,812.37       68,026.43
  11/30/94        70,768.93         52,568.66         18,832.69       67,230.48
   12/7/94        70,210.98         51,900.29         18,856.67       66,700.43
  12/14/94        69,797.00         51,043.58         18,878.12       66,307.15
  12/21/94        69,473.88         52,069.35         18,899.56       66,000.18
  12/28/94        69,404.84         52,417.73         18,914.88       65,934.60
    1/4/95        68,925.66         52,301.54         18,933.27       65,479.37
   1/11/95        70,448.49         52,108.43         18,963.80       66,926.07
   1/18/95        70,980.47         51,867.40         18,972.95       67,431.45
   1/25/95        72,182.50         50,021.82         19,006.49       68,573.37
    2/1/95        72,129.71         50,934.26         19,027.83       68,523.22
    2/8/95        71,861.69         50,783.99         19,049.50       68,268.60
   2/15/95        72,824.12         50,974.54         19,071.17       69,182.91
   2/22/95        74,984.52         51,243.78         19,092.83       71,235.29
    3/1/95        76,405.83         50,547.23         19,111.41       72,585.54
    3/8/95        80,279.93         52,094.98         19,136.49       76,265.94
   3/15/95        81,859.62         52,115.13         19,158.49       77,766.64
   3/22/95        81,246.43         51,468.43         19,180.48       77,184.10
   3/29/95        82,322.56         53,076.98         19,196.19       78,206.44
    4/5/95        83,272.82         53,509.74         19,224.47       79,109.17
   4/12/95        81,343.89         54,532.81         19,233.95       77,276.69
   4/19/95        84,466.72         55,878.32         19,268.72       80,243.38
   4/26/95        83,215.96         55,633.91         19,290.83       79,055.16
    5/3/95        83,528.65         56,992.43         19,312.96       79,352.22
   5/10/95        83,646.42         56,737.83         19,334.95       79,464.10
   5/17/95        81,238.30         55,270.56         19,356.94       77,176.39
   5/24/95        82,375.36         54,639.91         19,378.93       78,256.59
   5/31/95        85,323.57         55,327.14         19,391.50       81,057.39
    6/7/95        86,480.93         55,958.67         19,423.02       82,156.88
   6/14/95        84,734.74         54,546.01         19,445.11       80,498.00
   6/21/95        85,063.67         55,186.63         19,454.58       80,810.49
   6/28/95        83,609.87         54,357.55         19,482.98       79,429.38
    7/5/95        84,653.52         55,367.10         19,505.07       80,420.85
   7/12/95        83,881.95         57,172.35         19,527.42       79,687.85
   7/19/95        83,589.57         56,655.96         19,556.28       79,410.09
   7/26/95        83,796.67         57,216.47         19,578.74       79,606.84
    8/2/95        83,906.32         57,126.29         19,601.19       79,711.00
    8/9/95        83,987.53         56,818.21         19,610.35       79,788.16
   8/16/95        81,039.32         55,968.62         19,631.73       76,987.35
   8/23/95        81,063.69         55,763.56         19,665.33       77,010.50
   8/30/95        81,737.80         55,121.25         19,686.71       77,650.91
    9/6/95        82,631.19         55,331.38         19,708.42       78,499.63
   9/13/95        82,655.56         55,823.65         19,730.12       78,522.78
   9/20/95        84,434.23         55,630.66         19,739.43       80,212.52
   9/27/95        84,223.07         56,057.39         19,767.34       80,011.91
   10/4/95        84,507.33         56,289.12         19,782.85       80,281.96
  10/11/95        84,219.01         55,254.39         19,816.85       80,008.05
  10/18/95        85,352.00         55,693.03         19,832.27       81,084.40
  10/25/95        87,163.16         55,551.50         19,860.03       82,805.00
   11/1/95        86,712.40         54,795.73         19,881.63       82,376.78
   11/8/95        87,569.25         55,393.52         19,903.07       83,190.79
  11/15/95        88,690.06         55,411.86         19,924.52       84,255.55
  11/22/95        89,079.90         56,450.31         19,945.97       84,625.91
  11/29/95        88,535.74         56,458.13         19,967.41       84,108.95
   12/6/95        90,290.05         57,513.39         19,986.08       85,775.55
  12/13/95        89,010.87         57,571.77         20,004.75       84,560.32
  12/20/95        89,461.63         57,763.04         20,032.75       84,988.55
  12/27/95        90,599.55         59,006.34         20,048.30       86,069.57
    1/3/96        91,067.44         59,379.28         20,066.98       86,514.06
   1/10/96        91,322.65         59,388.11         20,097.49       86,756.51
   1/17/96        91,195.04         58,994.21         20,118.66       86,635.29
   1/24/96        90,939.83         58,229.65         20,139.84       86,392.84
   1/31/96        89,408.57         59,278.20         20,161.02       84,938.14
    2/7/96        88,302.66         59,743.32         20,178.41       83,887.53
   2/14/96        88,260.13         59,600.02         20,201.61       83,847.12
   2/21/96        87,664.64         59,328.01         20,213.21       83,281.40
   2/28/96        87,494.50         59,461.15         20,242.21       83,119.77
    3/6/96        87,324.36         59,444.74         20,262.11       82,958.14
   3/13/96        84,772.26         58,318.19         20,282.00       80,533.64
   3/20/96        85,793.10         59,482.64         20,290.53       81,503.44
   3/27/96        85,963.24         60,224.57         20,316.11       81,665.07
    4/3/96        86,728.87         60,894.98         20,333.16       82,392.42
   4/10/96        85,112.54         60,855.24         20,361.93       80,856.91
   4/17/96        84,857.33         60,940.24         20,382.16       80,614.46
   4/24/96        85,070.00         62,147.64         20,402.40       80,816.50
    5/1/96        84,176.77         62,126.04         20,413.96       79,967.93
    5/8/96        83,496.21         61,447.43         20,442.96       79,321.39
   5/15/96        83,368.60         61,430.23         20,463.28       79,200.17
   5/22/96        82,262.69         61,174.54         20,477.79       78,149.56
   5/29/96        82,858.18         60,792.77         20,503.91       78,715.27
    6/5/96        83,326.07         61,096.89         20,524.22       79,159.76
   6/12/96        83,113.39         61,067.04         20,544.64       78,957.72
   6/19/96        83,326.07         61,691.44         20,565.06       79,159.76
   6/26/96        83,581.28         61,665.00         20,579.65       79,402.21
    7/3/96        84,219.30         61,401.45         20,597.15       80,008.34
   7/10/96        84,261.84         60,761.04         20,626.65       80,048.74
   7/17/96        85,708.03         59,813.01         20,647.40       81,422.62
   7/24/96        85,367.75         58,817.78         20,668.15       81,099.36
   7/31/96        87,409.43         59,988.03         20,688.89       83,038.95
    8/7/96        88,983.22         60,128.19         20,709.72       84,534.06
   8/14/96        88,440.65         60,472.71         20,730.55       84,018.62
   8/21/96        88,994.74         61,001.37         20,745.43       84,545.00
   8/28/96        88,781.63         60,866.88         20,772.21       84,342.54
    9/4/96        88,014.43         59,916.16         20,793.04       83,613.71
   9/11/96        87,929.19         59,854.44         20,813.86       83,532.73
   9/18/96        89,634.07         61,146.40         20,813.86       85,152.36
   9/25/96        89,932.42         61,747.68         20,864.39       85,435.80
   10/2/96        90,912.73         61,962.02         20,870.34       86,367.09
   10/9/96        91,935.65         61,376.29         20,897.31       87,338.87
  10/16/96        90,699.62         61,937.67         20,918.32       86,164.64
  10/23/96        90,955.35         61,576.35         20,939.34       86,407.58
  10/30/96        90,912.73         61,202.69         20,960.36       86,367.09
   11/6/96        93,427.42         61,886.92         20,972.00       88,756.05
  11/13/96        94,706.08         62,623.28         20,995.25       89,970.78
  11/20/96        96,538.83         63,684.42         21,015.60       91,711.89
  11/27/96        97,689.62         63,626.72         21,041.77       92,805.14
   12/4/96        97,433.89         62,691.12         21,062.12       92,562.20
  12/11/96        95,558.52         62,208.87         21,083.58       90,780.60
  12/18/96        94,620.84         61,690.93         21,092.77       89,889.80
  12/25/96        96,752.71         61,597.78         21,120.36       91,915.08
    1/1/97        99,063.48         62,776.02         21,141.82       94,110.31
    1/8/97        97,822.51         61,883.28         21,169.63       92,931.39
   1/15/97       100,176.07         61,630.12         21,191.29       95,167.27
   1/22/97       101,117.50         60,943.94         21,203.68       96,061.62
   1/29/97       100,390.03         59,729.20         21,222.26       95,370.53
    2/5/97       103,214.30         60,521.25         21,256.32       98,053.59
   2/12/97       105,867.41         60,875.98         21,278.10      100,574.04
   2/19/97       107,022.79         60,924.35         21,299.89      101,671.65
   2/26/97       107,365.13         61,935.41         21,315.44      101,996.87
    3/5/97       107,407.92         61,417.47         21,334.12      102,037.52
   3/12/97       107,921.42         61,614.47         21,365.20      102,525.35
   3/19/97       104,326.90         61,106.38         21,386.94       99,110.55
   3/26/97       105,097.15         61,487.00         21,402.48       99,842.29
    4/2/97       102,529.63         60,838.62         21,424.22       97,403.15
    4/9/97       105,824.62         60,017.50         21,453.30      100,533.39
   4/16/97       105,482.28         60,133.90         21,476.16      100,208.17
   4/23/97       107,322.34         61,628.61         21,499.02      101,956.22
   4/30/97       109,290.77         62,180.54         21,512.09      103,826.23
    5/7/97       112,414.58         64,524.21         21,544.84      106,793.85
   5/14/97       115,196.06         66,841.73         21,567.80      109,436.26
   5/21/97       113,783.93         67,541.47         21,580.92      108,094.73
   5/28/97       113,826.72         67,369.59         21,613.72      108,135.38
    6/4/97       114,254.64         67,019.01         21,636.68      108,541.91
   6/11/97       114,853.73         68,723.32         21,659.76      109,111.04
   6/18/97       114,853.73         68,874.44         21,682.84      109,111.04
   6/25/97       118,448.26         70,422.19         21,699.33      112,525.84
    7/2/97       119,860.39         70,189.92         21,722.41      113,867.37
    7/9/97       123,497.71         70,977.58         21,752.06      117,322.83
   7/16/97       128,119.25         71,580.45         21,765.23      121,713.29
   7/23/97       128,333.21         71,338.22         21,798.16      121,916.55
   7/30/97       130,173.26         70,794.13         21,821.20      123,664.60
    8/6/97       129,959.30         69,681.16         21,840.93      123,461.34
   8/13/97       127,049.45         69,385.10         21,867.24      120,696.98
   8/20/97       127,113.12         68,751.87         21,890.25      120,757.46
   8/27/97       121,773.68         67,178.39         21,913.27      115,685.00
    9/3/97       123,625.26         66,900.20         21,936.29      117,444.00
   9/10/97       121,084.72         67,074.73         21,959.56      115,030.48
   9/17/97       122,419.58         67,035.72         21,982.83      116,298.60
   9/24/97       125,950.50         68,973.14         21,999.45      119,652.98
   10/1/97       129,998.14         69,695.94         22,022.72      123,498.23
   10/8/97       129,653.66         69,950.73         22,039.44      123,170.98
  10/15/97       127,500.66         68,797.19         22,076.37      121,125.63
  10/22/97       126,079.68         67,691.78         22,099.87      119,775.70
  10/29/97       120,223.52         64,604.07         22,109.94      114,212.34
   11/5/97       121,429.20         64,837.04         22,146.87      115,357.74
  11/12/97       115,960.58         61,707.53         22,170.50      110,162.55
  11/19/97       119,017.84         62,739.84         22,187.38      113,066.95
  11/26/97       119,448.44         62,785.26         22,211.00      113,476.02
   12/3/97       123,496.08         64,445.40         22,241.37      117,321.28
  12/10/97       126,424.16         64,462.95         22,252.06      120,102.95
  12/17/97       127,184.25         64,790.40         22,291.23      120,825.04
  12/24/97       125,074.99         62,546.71         22,309.03      118,821.24
  12/31/97       127,722.79         64,067.93         22,333.96      121,336.65
    1/7/98       131,043.76         63,604.39         22,366.79      124,491.57
   1/14/98       127,363.76         62,346.42         22,392.50      120,995.58
   1/21/98       130,056.44         65,220.82         22,418.20      123,553.62
   1/28/98       129,562.79         67,218.30         22,429.22      123,084.65
    2/4/98       133,691.56         69,018.56         22,454.93      127,006.98
   2/11/98       133,601.81         70,001.94         22,493.19      126,921.72
   2/18/98       135,800.83         69,772.48         22,516.75      129,010.79
   2/25/98       137,865.22         69,942.38         22,540.32      130,971.96
    3/4/98       137,551.07         71,339.57         22,563.89      130,673.52
   3/11/98       139,435.95         71,454.14         22,587.96      132,464.15
   3/18/98       143,609.60         72,389.28         22,605.15      136,429.12
   3/25/98       146,122.77         74,338.89         22,629.22      138,816.63
    4/1/98       148,097.40         73,795.93         22,653.29      140,692.53
    4/8/98       150,116.91         74,817.88         22,684.34      142,611.06
   4/15/98       152,989.10         76,565.77         22,708.52      145,339.65
   4/22/98       149,488.62         75,233.05         22,732.68      142,014.19
   4/29/98       145,180.33         72,802.90         22,753.41      137,921.31
    5/6/98       150,341.30         75,127.47         22,781.28      142,824.24
   5/13/98       148,007.64         74,488.65         22,805.69      140,607.26
   5/20/98       147,873.01         74,649.52         22,819.64      140,479.36
   5/27/98       148,187.16         73,982.51         22,847.54      140,777.80
    6/3/98       150,834.96         74,164.26         22,868.47      143,293.21
   6/10/98       151,283.74         73,625.86         22,889.33      143,719.55
   6/17/98       148,815.45         72,581.14         22,927.34      141,374.68
   6/24/98       147,603.74         72,425.85         22,944.67      140,223.55
    7/1/98       150,251.54         75,333.40         22,968.93      142,738.97
    7/8/98       152,989.10         76,154.59         22,993.44      145,339.65
   7/15/98       157,387.15         77,242.66         23,017.94      149,517.79
   7/22/98       157,073.00         76,750.15         23,042.44      149,219.35
   7/29/98       155,322.76         74,871.99         23,066.95      147,556.62
    8/5/98       151,687.64         72,698.74         23,091.43      144,103.26
   8/12/98       149,101.52         69,741.64         23,115.92      141,646.44
   8/19/98       151,698.15         71,443.70         23,140.39      144,113.24
   8/26/98       147,598.20         68,157.08         23,164.87      140,218.29
    9/2/98       140,582.73         67,157.42         23,189.34      133,553.59
    9/9/98       138,806.09         68,301.14         23,213.80      131,865.78
   9/16/98       139,170.53         67,926.75         23,238.25      132,212.00
   9/23/98       135,343.91         65,296.71         23,262.71      128,576.71
   9/30/98       133,703.93         63,847.86         23,287.16      127,018.73
   10/7/98       131,107.29         63,862.07         23,310.77      124,551.93
  10/14/98       128,055.11         66,099.14         23,334.21      121,652.35
  10/21/98       126,232.91         69,436.16         23,357.67      119,921.26
  10/28/98       126,278.46         68,960.02         23,381.12      119,964.54
   11/4/98       128,100.66         73,398.08         23,404.49      121,695.63
  11/11/98       126,232.91         71,036.77         23,427.76      119,921.26
  11/18/98       128,875.10         71,968.10         23,451.04      122,431.34
  11/25/98       129,695.09         74,178.56         23,474.31      123,210.33
   12/2/98       129,057.32         72,558.40         23,497.80      122,604.45
   12/9/98       132,337.28         74,385.89         23,522.59      125,720.41
  12/16/98       130,833.96         73,760.22         23,547.37      124,292.26
  12/23/98       135,025.02         76,195.74         23,572.15      128,273.77
  12/30/98       135,981.68         76,674.13         23,596.93      129,182.59
    1/6/99       140,036.07         80,467.14         23,619.98      133,034.27
   1/13/99       132,838.38         75,872.13         23,642.35      126,196.46
   1/20/99       133,020.60         78,468.49         23,664.71      126,369.57
   1/27/99       130,423.97         76,493.59         23,687.07      123,902.77
    2/3/99       129,649.53         76,853.44         23,709.33      123,167.05
   2/10/99       126,688.46         73,939.46         23,731.33      120,354.03
   2/17/99       126,141.80         74,582.51         23,753.33      119,834.71
   2/24/99       127,462.89         75,553.82         23,775.34      121,089.75
    3/3/99       124,592.93         73,335.28         23,797.36      118,363.28
   3/10/99       124,274.04         76,635.93         23,819.44      118,060.34
   3/17/99       124,410.71         78,636.39         23,841.53      118,190.17
   3/24/99       122,770.73         76,466.61         23,863.61      116,632.19
   3/31/99       122,315.18         78,221.94         23,885.69      116,199.42
    4/7/99       122,041.85         79,895.42         23,907.86      115,939.75
   4/14/99       124,365.15         81,384.08         23,930.03      118,146.89
   4/21/99       121,996.29         79,251.52         23,952.20      115,896.48
   4/28/99       123,727.38         81,819.41         23,974.38      117,541.01
    5/5/99       123,955.16         81,047.08         23,996.44      117,757.40
   5/12/99       123,226.28         80,546.05         24,018.43      117,064.96
   5/19/99       121,859.63         78,459.55         24,040.42      115,766.64
   5/26/99       120,994.08         77,607.08         24,062.40      114,944.38
    6/2/99       120,811.86         77,887.66         24,084.42      114,771.27
    6/9/99       121,586.30         80,339.78         24,106.64      115,506.98
   6/16/99       121,586.30         80,558.21         24,128.85      115,506.98
   6/23/99       121,039.64         80,751.33         24,151.06      114,987.65
   6/30/99       120,219.65         80,263.71         24,173.28      114,208.66

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

-------------------------
Sources used are the net asset value of the Fund which is computed daily and Morgan Stanley Capital International.

The MSCI Europe, Australasia and Far East Index is a market value weighted, unmanaged index of the weighted share prices of some 1,093 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

[GRAPHIC OMITTED]

                                            GAM International
                GAM International    (after maximum sales load of 5%)    MSCI EAFE Index
----------------------------------------------------------------------------------------
One Year             (19.77)                     (23.78)                      7.92
Five Years            11.34                       10.20                       8.52
Ten Years             14.20                       13.62                       6.95
Since inception       18.72                       18.30                      15.46

ANNUAL PERFORMANCE - CLASS A

[GRAPHIC OMITTED]

GAM International Annual Performance data for table

                        GAM
                        International
        GAM             Class A
        International   (after maximum          MSCI
        Class A         sales load of 5%)       EAFE Index
Year    %               %                       %
-----------------------------------------------------------
1995    30.09           23.59                   11.55
1996     8.98            3.53                    6.36
1997    28.93           22.48                    2.06
1998     7.22            1.85                   20.33
1999*  (12.21)         (16.60)                   4.11

*6 months


                                               GAM
                                     International
                      GAM                  Class A
            International           (After Maximum           MSCI
                  Class A        Sales Load of 5%)     EAFE Index
Year                    %                        %              %
--------------------------------------------------------------------------------
1995                30.09                    23.59          11.55
1996                 8.98                     3.53           6.36
1997                28.93                    22.48           2.06
1998                 7.22                     1.85          20.33
1999*              (12.21)                  (16.60)          4.11

*6 Months

--------------------------------------------------------------------------------
           GAM International Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES


                                                       GAM
                                             International                      Average
                                     GAM           Class B        MSCI          1 Month
                           International    (with deferred        EAFE          Deposit
                                 Class B     sales charge)       Index             Rate
30th June, 1999               US$26.61                           1,450.56
-------------------------------------------------------------------------------------------
                                     %                 %                %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           - 1.88            - 6.79           + 2.61       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                -12.50            -16.87           + 4.11       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            -20.40            -23.58           + 7.92       + 5.26
-------------------------------------------------------------------------------------------
Since inception*                -18.72            -21.69           + 5.60       + 5.30
-------------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES


                                                       GAM
                                             International                      Average
                                     GAM           Class C        MSCI          1 Month
                           International    (with deferred        EAFE          Deposit
                                 Class C     sales charge)       Index             Rate
30th June, 1999               US$26.59                           1,450.56
-------------------------------------------------------------------------------------------
                                     %               %                  %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           - 1.85          - 2.83             + 2.61       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                -12.45          -13.32             + 4.11       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            -20.32          -20.32             + 7.92       + 5.26
-------------------------------------------------------------------------------------------
Since inception*                -16.74          -16.74             + 7.87       + 5.31
-------------------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES


                                                      GAM
                                             International
                                                   Class D
                                                    (after                      Average
                                     GAM           maximum       MSCI           1 Month
                           International        sales load       EAFE           Deposit
                                 Class D           of 3.5%)      Index             Rate
30th June, 1999               US$26.24            US$27.19       1,450.56
-------------------------------------------------------------------------------------------
                                     %                   %               %           %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           - 1.76              - 5.20          + 2.61      + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                -12.30              -15.37          + 4.11      + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            -19.90              -22.70          + 7.92      + 5.26
-------------------------------------------------------------------------------------------
2 years to June, 1999           + 0.61              - 1.17          + 7.15      + 5.51
-------------------------------------------------------------------------------------------
3 years to June, 1999           +12.27              +10.95          + 9.12      + 5.49
-------------------------------------------------------------------------------------------
Since inception*                + 9.98              + 8.95          +10.37      + 5.51
-------------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 18th September, 1995 for Class D shares.

[GRAPHIC OMITTED]
[Plot Points for Chart]
   Date           IND/NTR           EAF               DUS            IND/NTR/SL
   9/18/95        10,000.00         10,000.00         10,000.00       10,000.00
   9/25/95        10,195.15         10,049.79         10,011.00        9,838.32
   10/2/95        10,188.79         10,113.96         10,021.99        9,832.18
   10/9/95        10,244.55         10,175.80         10,028.28        9,885.99
  10/16/95        10,257.26         10,128.81         10,047.03        9,898.26
  10/23/95        10,492.03         10,128.45         10,050.16       10,124.81
  10/30/95        10,431.87          9,909.43         10,061.09       10,066.75
   11/6/95        10,464.64         10,003.98         10,072.03       10,098.38
  11/13/95        10,526.75          9,960.40         10,082.90       10,158.32
  11/20/95        10,675.93         10,186.71         10,093.76       10,302.27
  11/27/95        10,659.30         10,216.76         10,104.63       10,286.22
   12/4/95        10,787.93         10,364.94         10,115.49       10,410.35
  12/11/95        10,751.25         10,431.82         10,131.25       10,374.95
  12/18/95        10,823.63         10,426.50         10,137.56       10,444.81
  12/25/95        10,794.29         10,583.35         10,153.32       10,416.49
    1/1/96        10,932.92         10,676.94         10,164.36       10,550.27
    1/8/96        10,984.13         10,823.54         10,170.66       10,599.68
   1/15/96        10,984.13         10,651.87         10,181.39       10,599.68
   1/22/96        11,004.61         10,582.12         10,192.12       10,619.45
   1/29/96        10,748.57         10,555.77         10,202.84       10,372.37
    2/5/96        10,579.59         10,785.41         10,213.57       10,209.30
   2/12/96        10,553.98         10,763.29         10,223.86       10,184.59
   2/19/96        10,641.03         10,889.61         10,240.02       10,268.60
   2/26/96        10,507.89         10,804.36         10,244.43       10,140.12
    3/4/96        10,518.14         10,777.23         10,254.71       10,150.00
   3/11/96        10,180.16         10,513.22         10,264.79        9,823.86
   3/18/96        10,210.89         10,702.23         10,279.18        9,853.51
   3/25/96        10,349.15         10,895.25         10,289.27        9,986.93
    4/1/96        10,359.39         10,995.92         10,299.34        9,996.81
    4/8/96        10,395.24         11,006.66         10,305.10       10,031.40
   4/15/96        10,128.95         11,025.21         10,315.35        9,774.44
   4/22/96        10,256.97         11,234.09         10,325.61        9,897.98
   4/29/96        10,175.04         11,335.20         10,341.72        9,818.92
    5/6/96         9,970.21         11,165.18         10,346.11        9,621.25
   5/13/96         9,985.57         11,019.96         10,356.40        9,636.08
   5/20/96         9,985.57         11,103.70         10,374.05        9,636.08
   5/27/96         9,888.28         10,974.88         10,376.99        9,542.19
    6/3/96        10,021.42         11,032.39         10,387.28        9,670.67
   6/10/96         9,944.61         10,965.85         10,397.57        9,596.54
   6/17/96         9,990.69         11,104.65         10,407.92        9,641.02
   6/24/96         9,970.21         11,159.01         10,422.70        9,621.25
    7/1/96        10,128.95         11,183.03         10,433.04        9,774.44
    7/8/96        10,000.93         10,965.44         10,438.95        9,650.90
   7/15/96        10,098.23         10,846.04         10,449.46        9,744.79
   7/22/96        10,318.42         10,789.01         10,459.97        9,957.28
   7/29/96        10,369.63         10,740.55         10,470.49       10,006.70
    8/5/96        10,630.79         11,011.68         10,481.00       10,258.72
   8/12/96        10,662.38         10,898.18         10,491.55       10,289.19
   8/19/96        10,641.85         10,956.09         10,508.13       10,269.39
   8/26/96        10,605.94         11,054.76         10,512.65       10,234.73
    9/2/96        10,493.05         10,820.28         10,523.21       10,125.80
    9/9/96        10,585.41         10,868.73         10,533.76       10,214.92
   9/16/96        10,703.43         10,984.76         10,544.30       10,328.81
   9/23/96        10,662.38         11,061.02         10,569.90       10,289.19
   9/30/96        10,754.74         11,170.04         10,569.90       10,378.32
   10/7/96        10,929.19         11,175.20         10,575.93       10,546.67
  10/14/96        10,944.59         11,157.67         10,586.58       10,561.53
  10/21/96        10,954.85         11,236.45         10,597.23       10,571.43
  10/28/96        10,883.01         11,082.45         10,607.87       10,502.11
   11/4/96        10,929.19         11,082.10         10,624.42       10,546.67
  11/11/96        11,247.32         11,322.11         10,636.20       10,853.66
  11/18/96        11,498.74         11,422.72         10,646.51       11,096.29
  11/25/96        11,673.20         11,554.67         10,649.45       11,264.64
   12/2/96        11,827.13         11,428.27         10,659.76       11,413.18
   12/9/96        11,575.71         11,272.46         10,670.07       11,170.56
  12/16/96        11,390.99         11,183.54         10,685.60       10,992.31
  12/23/96        11,566.93         11,236.61         10,698.02       11,162.09
  12/30/96        11,777.42         11,274.98         10,707.34       11,365.21
    1/6/97        11,705.55         11,294.42         10,713.56       11,295.85
   1/13/97        11,705.55         11,062.71         10,724.54       11,295.85
   1/20/97        12,003.32         11,019.37         10,741.79       11,583.20
   1/27/97        11,962.25         10,799.47         10,751.20       11,543.57
    2/3/97        12,162.47         10,934.08         10,759.04       11,736.79
   2/10/97        12,578.33         11,042.62         10,768.45       12,138.09
   2/17/97        12,840.16         11,052.47         10,779.49       12,390.76
   2/24/97        12,701.54         11,222.71         10,798.41       12,256.99
    3/3/97        12,732.35         11,083.11         10,807.87       12,286.72
   3/10/97        12,999.32         11,208.31         10,812.60       12,544.34
   3/17/97        12,665.61         10,994.28         10,823.61       12,222.31
   3/24/97        12,301.09         10,935.70         10,839.35       11,870.55
   3/31/97        12,532.12         11,186.28         10,850.37       12,093.50
    4/7/97        12,521.85         10,847.85         10,856.66       12,083.59
   4/14/97        12,414.04         10,704.63         10,868.24       11,979.55
   4/21/97        12,681.01         11,100.58         10,879.83       12,237.17
   4/28/97        12,855.56         11,042.50         10,898.03       12,405.62
    5/5/97        13,327.89         11,424.71         10,902.99       12,861.42
   5/12/97        13,661.60         11,985.66         10,914.62       13,183.45
   5/19/97        13,656.47         12,154.62         10,932.90       13,178.49
   5/26/97        13,677.01         12,216.36         10,937.88       13,198.31
    6/2/97        13,564.06         12,050.88         10,951.17       13,089.32
    6/9/97        13,702.68         12,368.66         10,961.14       13,223.08
   6/16/97        13,897.77         12,541.84         10,972.84       13,411.35
   6/23/97        13,841.30         12,506.96         10,989.54       13,356.85
   6/30/97        14,159.60         12,646.67         11,001.23       13,664.02
    7/7/97        14,642.20         12,873.47         11,007.92       14,129.72
   7/14/97        15,093.99         12,887.82         11,026.27       14,565.70
   7/21/97        14,888.63         12,722.80         11,031.27       14,367.53
   7/28/97        15,402.03         12,790.88         11,042.95       14,862.96
    8/4/97        15,432.84         12,540.88         11,054.62       14,892.69
   8/11/97        15,253.15         12,560.25         11,066.29       14,719.29
   8/18/97        14,927.27         12,321.74         11,077.95       14,404.81
   8/25/97        14,694.91         12,230.24         11,089.61       14,180.59
    9/1/97        14,493.54         11,816.17         11,101.27       13,986.27
    9/8/97        14,679.42         12,161.52         11,112.93       14,165.64
   9/15/97        14,348.97         12,025.97         11,124.72       13,846.76
   9/22/97        14,953.08         12,241.04         11,143.24       14,429.72
   9/29/97        15,169.94         12,485.67         11,153.34       14,639.00
   10/6/97        15,670.79         12,664.45         11,165.18       15,122.31
  10/13/97        15,242.23         12,492.41         11,171.99       14,708.75
  10/20/97        14,989.23         12,241.29         11,183.89       14,464.60
  10/27/97        14,292.17         11,616.47         11,200.90       13,791.95
   11/3/97        14,302.50         11,743.90         11,207.70       13,801.91
  11/10/97        14,018.51         11,351.03         11,219.61       13,527.87
  11/17/97        14,199.23         11,494.54         11,240.13       13,702.26
  11/24/97        14,225.05         11,594.17         11,250.38       13,727.17
   12/1/97        14,607.14         11,625.33         11,255.51       14,095.89
   12/8/97        14,947.92         11,678.44         11,272.89       14,424.74
  12/15/97        14,801.79         11,379.28         11,280.11       14,283.73
  12/22/97        14,925.59         11,223.87         11,301.76       14,403.20
  12/29/97        15,264.69         11,486.31         11,310.78       14,730.42
    1/5/98        15,609.17         11,593.49         11,318.00       15,062.84
   1/12/98        14,963.27         10,952.93         11,331.02       14,439.55
   1/19/98        15,619.93         11,731.07         11,344.04       15,073.23
   1/26/98        15,286.22         12,020.22         11,362.65       14,751.20
    2/2/98        15,991.32         12,333.23         11,375.67       15,431.62
    2/9/98        16,002.09         12,602.07         11,383.11       15,442.01
   2/16/98        16,142.03         12,480.18         11,395.05       15,577.06
   2/23/98        16,335.80         12,643.08         11,406.99       15,764.05
    3/2/98        16,610.31         13,105.00         11,418.93       16,028.94
    3/9/98        16,588.78         12,939.44         11,430.87       16,008.17
   3/16/98        16,906.34         13,097.34         11,451.77       16,314.62
   3/23/98        17,196.99         13,288.07         11,462.22       16,595.10
   3/30/98        17,406.91         13,241.50         11,472.67       16,797.67
    4/6/98        18,085.10         13,478.75         11,479.64       17,452.12
   4/13/98        18,079.72         13,683.16         11,491.89       17,446.93
   4/20/98        18,004.37         13,600.68         11,504.14       17,374.21
   4/27/98        17,288.50         13,078.19         11,516.38       16,683.40
    5/4/98        17,972.07         13,682.79         11,528.63       17,343.05
   5/11/98        17,762.15         13,606.33         11,541.00       17,140.48
   5/18/98        17,293.88         13,178.83         11,560.43       16,688.59
   5/25/98        17,896.72         13,650.37         11,572.80       17,270.33
    6/1/98        17,837.51         13,232.82         11,583.40       17,213.20
    6/8/98        18,225.05         13,513.94         11,595.74       17,587.17
   6/15/98        17,659.89         12,609.78         11,602.76       17,041.79
   6/22/98        17,433.82         13,049.56         11,620.26       16,823.64
   6/29/98        17,929.01         13,300.89         11,632.62       17,301.50
    7/6/98        18,052.81         13,708.69         11,644.93       17,420.96
   7/13/98        18,413.43         13,713.50         11,657.34       17,768.96
   7/20/98        18,940.92         14,281.80         11,669.76       18,277.98
   7/27/98        18,671.79         13,555.70         11,682.17       18,018.28
    8/3/98        18,424.20         13,331.46         11,694.58       17,779.35
   8/10/98        18,056.39         12,821.62         11,706.98       17,424.42
   8/17/98        17,635.84         12,491.84         11,719.38       17,018.59
   8/24/98        17,548.45         12,439.77         11,731.78       16,934.26
   8/31/98        16,876.67         11,912.05         11,744.18       16,285.98
    9/7/98        16,527.12         12,494.28         11,756.58       15,948.67
   9/14/98        16,412.42         12,254.16         11,768.96       15,837.99
   9/21/98        15,964.56         11,464.97         11,781.35       15,405.80
   9/28/98        16,193.95         11,820.77         11,793.74       15,627.16
   10/5/98        15,445.70         10,822.72         11,805.84       14,905.10
  10/12/98        15,046.99         11,850.30         11,817.72       14,520.35
  10/19/98        15,172.61         12,428.08         11,829.60       14,641.57
  10/26/98        15,014.22         12,525.89         11,841.48       14,488.73
   11/2/98        15,363.77         13,105.96         11,853.35       14,826.04
   11/9/98        14,943.22         12,793.39         11,865.14       14,420.21
  11/16/98        15,292.77         13,083.86         11,876.93       14,757.52
  11/23/98        15,658.71         13,486.13         11,888.72       15,110.65
  11/30/98        15,593.16         13,413.91         11,900.51       15,047.40
   12/7/98        15,642.32         13,237.20         11,912.96       15,094.84
  12/14/98        15,636.86         13,236.19         11,925.51       15,089.57
  12/21/98        15,942.71         13,686.87         11,938.07       15,384.72
  12/28/98        16,172.11         13,820.32         11,950.62       15,606.08
    1/4/99        16,614.50         14,250.21         11,962.65       16,033.00
   1/11/99        16,243.11         14,265.37         11,973.98       15,674.60
   1/18/99        15,909.94         14,097.97         11,985.31       15,353.10
   1/25/99        15,664.17         13,813.74         11,996.64       15,115.92
    2/1/99        15,434.78         14,037.93         12,007.97       14,894.56
    2/8/99        15,287.31         13,649.85         12,019.11       14,752.25
   2/15/99        15,156.23         13,611.18         12,030.26       14,625.76
   2/22/99        15,052.46         13,511.17         12,041.40       14,525.62
    3/1/99        14,795.76         13,374.60         12,052.55       14,277.90
    3/8/99        15,008.76         13,604.29         12,063.74       14,483.46
   3/15/99        14,932.30         14,102.40         12,074.92       14,409.67
   3/22/99        14,801.22         14,186.86         12,086.11       14,283.18
   3/29/99        14,566.36         13,970.84         12,097.30       14,056.54
    4/5/99        14,495.36         14,124.54         12,108.51       13,988.02
   4/12/99        14,653.75         14,534.92         12,119.75       14,140.87
   4/19/99        14,681.06         14,666.72         12,130.98       14,167.22
   4/26/99        14,604.60         14,612.03         12,142.21       14,093.44
    5/3/99        14,752.06         14,746.12         12,153.42       14,235.74
   5/10/99        14,653.75         14,763.62         12,164.56       14,140.87
   5/17/99        14,336.97         14,099.19         12,175.70       13,835.18
   5/24/99        14,517.21         14,210.02         12,186.83       14,009.11
   5/31/99        14,331.51         13,971.62         12,197.97       13,829.91
    6/7/99        14,489.90         14,284.26         12,209.21       13,982.75
   6/14/99        14,298.74         14,546.83         12,220.46       13,798.29
   6/21/99        14,599.13         14,795.40         12,231.72       14,088.17
   6/28/99        14,407.98         14,575.28         12,242.97       13,903.70
   6/30/99        14,331.51         14,519.55         12,246.19       13,829.91

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class D and a comparable index. The performance of Class D is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


-------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe, Australasia and Far East Index is a market value weighted, unmanaged index of the weighted share prices of some 1,093 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.

--------------------------------------------------------------------------------
           GAM International Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE COMMENT


     The six-month period under review continues to be a challenging one for us. A sharp upwards move in the Japanese and other Asian stockmarkets, combined with strong moves in many of Europe's major international cyclical companies, underlined investors' belief that an economic upturn is on the way in Asia and that the European economies are about to enter a period of economic growth superior to that of the last two years. Those companies most closely associated with the economic cycle such as manufacturing, metal processing and chemical companies in Europe have mirrored the gains made by many traditional sectors in Japan such as shipbuilding, steel, engineering and the depressed banking sector. These moves in industries and markets where we are not represented have left the fund trailing the indices over the last six months. Moreover, the steady growth nature of many of our investments in food manufacturing, pharmaceuticals and utilities, for example, have been shunned as investors judged they were not sensitive to the anticipated economic upturn, causing the price of these securities to decline during the last six months.

     Insofar as it is possible to form a general view, it is difficult to find much evidence for such an upturn either in Europe or in Japan. For example in Japan, car sales, housing starts, department store sales and capital spending to name a few measures are all lower than where they were a year ago. Even exports, the traditional mainstay of Japan's economic fortunes have not shown any growth, as growth in exports to the United States has not offset declines in exports to Europe and the rest of Asia. The much-heralded announcement of better-than-expected GDP growth numbers in the first quarter, revealed on closer inspection that the economy had not grown at all compared with the first quarter of 1998. Against this background, the forecast of a tripling of company earnings in the year to March 2000 seems to rely heavily on companies' efforts to restructure operations by lowering costs. While there is some evidence that this is underway to a limited extent for some companies, it in no way seems to be of the scale required to meet analysts' expectations. Nor does such a move, assuming it occurs, appear to offer the potential to act as a surprise. For example, if earnings were to triple, the forward multiple for the Japanese stockmarket - the TSE - stands at a demanding 52x current year earnings.

     In Europe, we believe much better value is to be found overall, even though we can see little evidence of faster growth which many believe. Europe's bond markets have fallen sharply, in turn triggering declines in prices in many growing companies as investors attached a lower multiple to those companies earnings. In addition, the enthusiasm for more rapid growth, combined with perhaps higher inflation, caused investors to shun investments in more stable growth sectors. In our view this represents an opportunity to increase holdings in those areas which have been sold down yet still offer an attractive outlook. For example, we have been adding to our exposure in publishing with the Dutch publisher VNU and to the global consumer goods concern, Unilever. Elsewhere, the improving efficiency and profitability of Britain's commuter rail industry offers some attractive opportunities and we have been adding to our positions in Railtrack and Stagecoach. These purchases have been financed largely from our bond holdings. If, as we expect, long-term interest rates for euro-denominated bonds start to decline again, a relatively better performance will be achieved from these sectors and their respective stocks than from the bonds themselves. At the time of writing there seems to be some evidence that this is beginning to occur.

     The fund remained substantially hedged back into the US dollar for the last six months. We are satisfied with the outlook and are confident that the conditions of low inflation and moderate economic growth in our major markets will favour our investment position. Every opportunity appears to be there to improve upon the disappointing returns achieved over the last nine months.

     Also of note, as of 28th July, 1999 the fund manager received Board approval to change a non-fundamental investment restriction which will allow the fund to engage in short selling.

--------------------------------------------------------------------------------
                GAM International Fund - Statement of Investments
--------------------------------------------------------------------------------

AS AT 30TH JUNE, 1999 (UNAUDITED)


                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------
ADJUSTABLE RATE INDEX NOTES - 3.6%
                    UNITED KINGDOM - 3.6%
            +       DLJ ARIN, Indexed to 26,745,352 shares
                      Telecom Basket 1999-10-18                      72,359,435
            +       DLJ ARIN, Indexed to 7,307,127 shares
                      TeleWest Communications 1999-12-07             12,453,741
                                                                  --------------
TOTAL ADJUSTABLE RATE INDEX NOTES (COST $80,400,309)                 84,813,176
                                                                  --------------
BONDS - 2.6%
                    GERMANY - 2.6%
$ 51,526,924        Bundes Deutschland 6.50%
                      2027-07-04                                     61,544,803
                                                                  --------------
TOTAL BONDS (COST $75,324,745)                                       61,544,803
                                                                  --------------
BOND WARRANTS - 0.4%
                    GERMANY - 0.4%
*375,404,530        Bundes Deutschland 5.62%
                      DEM Calls 104.92 2000-06-02                     8,705,490
                                                                  --------------
TOTAL BOND WARRANTS (COST $11,976,420)                                8,705,490
                                                                  --------------
EQUITIES - 83.3%
                    DENMARK - 2.1%
     476,015        Den Danske Bank                                  51,481,060
                                                                  --------------
                                                                     51,481,060
                                                                  --------------
                    FINLAND - 3.4%
     908,664        Nokia A                                          79,603,737
                                                                  --------------
                                                                     79,603,737
                                                                  --------------
                    FRANCE - 11.8%
     597,434        AXA - UAP                                        72,842,675
     330,414        Carrefour                                        48,527,119
  *2,746,581        Credit Lyonnais                                 101,426,264
      51,224        L'Oreal                                          34,606,477
     160,045        Union des Assurances Federales                   18,969,294
                                                                  --------------
                                                                    276,371,829
                                                                  --------------
                    GERMANY - 1.0%
      86,391        Allianz                                          23,951,459
                                                                  --------------
                                                                     23,951,459
                                                                  --------------
                    JAPAN - 4.3%
       1,046        NTT Mobile Communications Network                14,183,637
       4,184        NTT Mobile Communications Network
                      New                                            56,042,664
     659,000        Takeda Chemical                                  30,567,531
                                                                  --------------
                                                                    100,793,832
                                                                  --------------
                    NETHERLANDS - 15.0%
   2,778,561        Fortis AMEV                                      85,768,531
     914,261        ING                                              49,469,863
   1,064,848        Koninklijke                                      37,698,630
   1,430,100        Unilever                                         96,321,493
   1,326,362        VNU                                              52,971,831
     741,014        Wolters Kluwer                                   29,479,826
                                                                  --------------
                                                                    351,710,174
                                                                  --------------


                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------
                    SWEDEN - 0.7%
   1,404,503        OM Gruppen                                       15,887,107
                                                                  --------------
                                                                     15,887,107
                                                                  --------------
                    SWITZERLAND - 15.0%
      55,611        Adecco                                           29,803,746
      52,154        Nestle                                           93,986,588
      34,141        Novartis                                         49,861,719
       8,844        Roche Holding Genussscheine                      90,926,539
     157,148        Zurich Allied                                    89,377,104
                                                                  --------------
                                                                    353,955,696
                                                                  --------------
                    UNITED KINGDOM - 30.0%
   5,243,819        Bank of Scotland                                 69,437,393
   2,026,959        Barclays                                         58,985,204
   4,410,539        Dairy Crest Group                                20,580,210
     276,645        Eidos                                             9,092,751
   1,764,884        EMAP                                             30,882,011
   4,999,977        Express Dairies                                  11,350,028
   1,064,637        Glaxo Wellcome                                   29,588,319
   2,595,297        Hyder                                            30,643,284
   3,785,078        National Express Group                           60,413,819
   5,254,123        National Power                                   38,265,610
   4,673,101        Newsquest                                        33,665,711
   6,353,174        Norwich Union                                    43,090,155
   2,356,046        Railtrack Group                                  48,171,500
   7,073,237        Scottish Power                                   61,103,375
   3,588,097        Severn Trent                                     52,971,026
  14,723,188        Stagecoach Holdings                              52,743,892
   3,457,791        Thames Water                                     54,835,669
                                                                  --------------
                                                                    705,819,957
                                                                  --------------
TOTAL EQUITIES (COST $1,704,180,816)                              1,959,574,851
                                                                  --------------
INDEX WARRANTS - 0.1%
                    JAPAN - 0.1%
    *990,000        Nomura Intl. 13417.00
                      Put Wts 2000-03-10                              1,940,400
                                                                  --------------
TOTAL INDEX WARRANTS (COST $16,929,000)                               1,940,400
                                                                  --------------
 OPTIONS - 0.7%
                    FRANCE - 0.4%
     *47,350        Bouygues
                      322.33 FRF Puts 2000-02-22                      9,668,021
                                                                  --------------
                                                                      9,668,021
                                                                  --------------
                    GERMANY - 0.0%
*550,000,000        Bundes Deutschland
                      114.50 DEM Calls 1999-12-09                       405,762
                                                                  --------------
                                                                        405,762
                                                                  --------------
                    JAPAN - 0.3%
     *83,478        Tostem
                      2822.13 JPY Puts 1999-09-14                       686,253
    *243,794        Tostem
                      3618.60 JPY Puts 2000-05-25                     5,215,130
                                                                  --------------
                                                                      5,901,383
                                                                  --------------
TOTAL OPTIONS (COST $31,412,074)                                     15,975,166
                                                                  --------------

--------------------------------------------------------------------------------
          GAM International Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------


                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------

PREFERRED SHARES - 2.2%
                    GERMANY - 2.2%
     127,704        SAP Pfd                                          51,002,024
                                                                  --------------
TOTAL PREFERRED SHARES (COST $58,719,738)                            51,002,024
                                                                  --------------
TOTAL INVESTMENTS (COST $1,978,943,102**) - 92.9%                 2,183,555,910
                                                                  --------------
FUTURES - (0.7)%
                    JAPAN - (0.7)%
         US$
*270,682,781        NIKKEI 225 Index (SMX) Futures
                      1999-08-30                                    (39,711,589)
                                                                  --------------
TOTAL FUTURES                                                       (39,711,589)
MARGIN ON DEPOSIT AS COLLATERAL                                      22,565,366
                                                                  --------------
DUE TO BROKERS FOR FUTURES CONTRACTS                                (17,146,223)
                                                                  --------------
NET CURRENT ASSETS - 7.8%                                           184,474,292
                                                                  --------------
TOTAL NET ASSETS - 100.0%                                         2,350,883,979
                                                                  ==============

 * Non-income producing security.
** Cost for federal income tax purposes is identical.
+ Adjustable rate index notes are inversely indexed to the value of the underlying security.


Glossary of Terms:
DEM - German Mark
FRF - French Franc
JPY - Japanese Yen
SMX - Singapore International Monetary Exchange


See notes to financial statements.



GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 1999

[GRAPHIC OMITTED]

United Kingdom                           33.6
Switzerland                              15.0
Sweden                                    0.7
Netherlands                              15.0
Japan                                     4.0
Germany                                   6.2
France                                   12.2
Finland                                   3.4
Denmark                                   2.1
Net Current Assets                        7.8
                                        -----
                                        100.0

INVESTMENT ANALYSIS AS AT
30TH JUNE, 1999

Banking                                    12
Insurance                                14.2
Net current assets                        7.8
Other                                    26.9
Business & Public Services               11.4
Food & Household Products                11.1
Health & Personal Care                     10
Telecommunications                        6.6
                                         ----
                                          100
8

--------------------------------------------------------------------------------
                                GAM Global Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]   JOHN R. HORSEMAN  JOINED GAM IN 1987,  INITIALLY AS A MEMBER
                    OF THE ASIAN TEAM BASED IN HONG  KONG.  SINCE  MOVING TO THE
                    LONDON OFFICE IN 1990, HE HAS BEEN  RESPONSIBLE FOR A NUMBER
                    OF GAM'S GLOBAL AND  INTERNATIONAL  FUNDS.  PRIOR TO JOINING
                    GAM  IN  1987,  HE  WORKED  FOR  BA  INVESTMENT   MANAGEMENT
                    INTERNATIONAL  LTD AND WAS  RESPONSIBLE FOR SOME OF THE BANK
                    OF AMERICA'S GLOBAL EQUITY FUNDS. HE COMMENCED MANAGEMENT OF
                    GAM GLOBAL AND GAM INTERNATIONAL  FUNDS ON 20TH APRIL, 1990.
                    MR.  HORSEMAN  ALSO MANAGES THE OFFSHORE  FUND GAM UNIVERSAL
                    US$ INC. HE WAS EDUCATED AT THE  UNIVERSITY  OF  BIRMINGHAM.
                    PLEASE NOTE THAT FROM 20TH JULY, 1999 JEAN-PHILIPPE  CREMERS
                    HAS TAKEN OVER THE MANAGEMENT OF THIS FUND.



[GRAPHIC OMITTED]   JEAN-PHILIPPE  CREMERS JOINED GAM IN APRIL,  1992. HE IS THE
                    INVESTMENT  DIRECTOR  RESPONSIBLE  FOR GAM'S  INTERNATIONAL/
                    GLOBAL  INVESTMENTS.  PRIOR TO THIS HE ANALYZED THE JAPANESE
                    AND US STOCK  MARKETS  AT THE TOKYO  INVESTMENT  INFORMATION
                    CENTRE IN HONG KONG.  MR.  CREMERS IS A GRADUATE  IN APPLIED
                    MATHEMATICS FROM UNIVERSITE  CATHOLIQUE DE LOUVAIN,  BELGIUM
                    AND HAS AN MBA FROM CORNELL UNIVERSITY, NEW YORK.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the United States, Canada, the United Kingdom, Continental Europe, and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may substantially invest in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES


                                                      GAM
                                             International
                                                   Class A
                                                    (after                      Average
                                     GAM           maximum       MSCI           1 Month
                           International        sales load       EAFE           Deposit
                                 Class A             of 5%)      Index             Rate
30th June, 1999               US$18.74            US$19.73       1,240.75
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           + 1.35              - 3.72         + 4.86       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                - 1.58              - 6.50         + 8.69       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            -14.61              -18.88         +16.08       + 5.26
-------------------------------------------------------------------------------------------
5 years to June, 1999           +15.13              +13.95         +17.25       + 5.53
-------------------------------------------------------------------------------------------
10 years to June, 1999          +13.09              +12.51         +12.05       + 5.57
-------------------------------------------------------------------------------------------
Since inception                 +12.30              +11.86         +13.43       + 6.07
-------------------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 28th May, 1986, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 6th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
              GAM Global Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
[Plot Points for Chart]
        Date        GLB/NTR        WCI            DUS            GLB/NTR/SL
        5/28/86     10,000.00      10,000.00      10,000.00       10,000.00
         6/4/86      9,971.00       9,886.16      10,016.71        9,472.45
        6/11/86      9,998.00       9,975.95      10,030.16        9,498.10
        6/18/86     10,014.00      10,053.19      10,043.60        9,513.30
        6/25/86     10,069.00      10,215.29      10,053.21        9,565.55
         7/2/86     10,304.00      10,364.99      10,066.65        9,788.80
         7/9/86     10,243.00      10,166.13      10,083.78        9,730.85
        7/16/86     10,261.00      10,074.10      10,093.27        9,747.95
        7/23/86     10,156.00      10,239.64      10,110.36        9,648.20
        7/30/86     10,143.00      10,380.23      10,123.65        9,635.85
         8/6/86     10,183.00      10,376.19      10,136.03        9,673.85
        8/13/86     10,610.00      10,866.38      10,148.42       10,079.50
        8/20/86     10,789.00      11,316.22      10,160.81       10,249.55
        8/27/86     10,834.00      11,252.73      10,173.20       10,292.30
         9/3/86     10,780.00      11,236.59      10,185.58       10,241.00
        9/10/86     10,604.00      11,229.72      10,196.70       10,073.80
        9/17/86     10,174.00      10,623.15      10,207.81        9,665.30
        9/24/86     10,264.00      10,840.23      10,215.75        9,750.80
        10/1/86     10,229.00      10,867.87      10,226.87        9,717.55
        10/8/86     10,382.00      10,917.62      10,241.81        9,862.90
       10/15/86     10,283.00      10,878.78      10,253.58        9,768.85
       10/22/86     10,045.00      10,498.10      10,265.35        9,542.75
       10/29/86      9,860.00      10,582.51      10,277.13        9,367.00
        11/5/86      9,895.00      10,689.34      10,288.90        9,400.25
       11/12/86     10,008.00      10,907.16      10,300.36        9,507.60
       11/19/86      9,904.00      10,605.22      10,311.83        9,408.80
       11/26/86     10,233.00      10,994.71      10,323.29        9,721.35
        12/3/86     10,533.00      11,298.59      10,334.75       10,006.35
       12/10/86     10,355.00      11,275.73      10,347.14        9,837.25
       12/17/86     10,263.00      11,246.30      10,359.53        9,749.85
       12/24/86     10,411.00      11,379.12      10,368.38        9,890.45
       12/31/86     10,469.00      11,349.84      10,380.77        9,945.55
         1/7/87     10,515.00      11,753.37      10,389.86        9,989.25
        1/14/87     10,743.00      12,068.01      10,410.19       10,205.85
        1/21/87     10,848.00      12,411.78      10,423.14       10,305.60
        1/28/87     10,874.00      12,800.52      10,436.08       10,330.30
         2/4/87     10,813.00      12,828.76      10,449.03       10,272.35
        2/11/87     10,836.00      12,774.08      10,461.18       10,294.20
        2/18/87     10,853.00      12,945.89      10,473.32       10,310.35
        2/25/87     11,025.00      13,044.49      10,485.46       10,473.75
         3/4/87     11,039.00      13,376.16      10,497.61       10,487.05
        3/11/87     11,064.00      13,382.14      10,510.31       10,510.80
        3/18/87     11,286.00      13,666.15      10,523.01       10,721.70
        3/25/87     11,208.00      13,960.17      10,532.09       10,647.60
         4/1/87     11,349.00      13,998.27      10,544.79       10,781.55
         4/8/87     11,409.00      14,292.29      10,561.44       10,838.55
        4/15/87     11,285.00      14,596.17      10,574.48       10,720.75
        4/22/87     11,490.00      14,836.26      10,587.51       10,915.50
        4/29/87     11,318.00      14,550.75      10,600.53       10,752.10
         5/6/87     11,690.00      15,185.56      10,610.25       11,105.50
        5/13/87     11,666.00      15,201.54      10,627.73       11,082.70
        5/20/87     11,456.00      14,604.54      10,641.33       10,883.20
        5/27/87     11,526.00      14,751.99      10,654.93       10,949.70
         6/3/87     11,603.00      14,986.11      10,668.54       11,022.85
        6/10/87     11,662.00      15,348.85      10,683.12       11,078.90
        6/17/87     11,850.00      15,425.79      10,697.71       11,257.50
        6/24/87     11,845.00      15,100.70      10,708.13       11,252.75
         7/1/87     11,673.00      14,743.33      10,722.72       11,089.35
         7/8/87     11,631.00      14,611.11      10,741.17       11,049.45
        7/15/87     11,826.00      14,887.80      10,755.44       11,234.70
        7/22/87     11,461.00      14,401.20      10,769.71       10,887.95
        7/29/87     11,641.00      15,010.01      10,784.00       11,058.95
         8/5/87     11,656.00      14,942.03      10,790.12       11,073.20
        8/12/87     11,826.00      15,464.19      10,812.25       11,234.70
        8/19/87     11,934.00      15,550.99      10,826.23       11,337.30
        8/26/87     12,056.00      15,957.66      10,840.21       11,453.20
         9/2/87     12,146.00      15,860.70      10,854.19       11,538.70
         9/9/87     11,840.00      15,485.85      10,869.03       11,248.00
        9/16/87     11,836.00      15,408.01      10,883.87       11,244.20
        9/23/87     11,905.00      15,530.67      10,894.47       11,309.75
        9/30/87     11,839.00      15,701.89      10,909.31       11,247.05
        10/7/87     11,921.00      15,679.18      10,929.77       11,324.95
       10/14/87     12,016.00      15,750.29      10,945.99       11,415.20
       10/21/87     10,789.00      13,567.25      10,955.26       10,249.55
       10/28/87      9,926.00      12,409.39      10,978.44        9,429.70
        11/4/87      9,765.00      12,859.53      10,994.66        9,276.75
       11/11/87      9,721.00      12,356.80      11,009.42        9,234.95
       11/18/87      9,979.00      12,908.09      11,024.18        9,480.05
       11/25/87      9,987.00      13,083.34      11,038.94        9,487.65
        12/2/87      9,743.00      12,742.40      11,053.70        9,255.85
        12/9/87      9,695.00      12,788.12      11,070.66        9,210.25
       12/16/87     10,028.00      13,259.63      11,087.62        9,526.60
       12/23/87     10,206.98      13,416.20      11,102.16        9,696.64
       12/30/87     10,113.22      13,211.52      11,116.69        9,607.56
         1/6/88     10,157.34      13,442.94      11,127.99        9,649.48
        1/13/88      9,838.55      13,110.68      11,151.66        9,346.62
        1/20/88      9,718.31      13,087.97      11,166.73        9,232.40
        1/27/88      9,645.51      13,384.83      11,179.64        9,163.23
         2/3/88      9,679.70      13,456.69      11,196.85        9,195.72
        2/10/88      9,716.10      13,538.56      11,211.08        9,230.30
        2/17/88     10,086.75      13,816.30      11,225.30        9,582.41
        2/24/88     10,272.07      14,215.35      11,239.52        9,758.46
         3/2/88     10,441.94      14,526.25      11,247.65        9,919.85
         3/9/88     10,617.34      14,680.13      11,268.18       10,086.47
        3/16/88     10,807.07      14,736.01      11,282.62       10,266.72
        3/23/88     10,780.05      14,886.90      11,294.98       10,241.05
        3/30/88     10,676.31      14,779.04      11,307.36       10,142.49
         4/6/88     10,799.65      14,920.22      11,325.85       10,259.66
        4/13/88     10,963.33      15,192.73      11,340.22       10,415.16
        4/20/88     10,854.98      14,937.25      11,346.38       10,312.23
        4/27/88     10,957.57      15,023.16      11,368.97       10,409.69
         5/4/88     10,909.15      15,056.62      11,377.18       10,363.70
        5/11/88     10,397.35      14,735.41      11,398.62        9,877.49
        5/18/88     10,374.30      14,732.57      11,413.90        9,855.59
        5/25/88     10,449.23      14,723.31      11,429.19        9,926.76
         6/1/88     10,807.72      14,927.69      11,444.47       10,267.33
         6/8/88     10,905.69      15,181.67      11,460.79       10,360.41
        6/15/88     11,094.74      15,317.48      11,477.11       10,540.00
        6/22/88     10,896.47      15,090.84      11,491.10       10,351.65
        6/29/88     10,751.23      14,640.09      11,505.10       10,213.67
         7/6/88     11,038.26      14,775.60      11,526.73       10,486.34
        7/13/88     10,828.46      14,766.19      11,543.69       10,287.04
        7/20/88     10,858.43      14,710.61      11,560.66       10,315.51
        7/27/88     10,910.31      14,787.10      11,577.63       10,364.79
         8/3/88     11,098.20      15,074.70      11,594.60       10,543.29
        8/10/88     10,675.15      14,480.08      11,612.39       10,141.40
        8/17/88     10,844.60      14,638.90      11,630.18       10,302.37
        8/24/88     10,858.43      14,476.95      11,647.97       10,315.51
        8/31/88     10,778.90      14,189.20      11,665.75       10,239.95
         9/7/88     11,031.34      14,454.54      11,684.21       10,479.77
        9/14/88     11,144.30      14,567.78      11,702.67       10,587.09
        9/21/88     11,309.14      14,598.26      11,710.58       10,743.68
        9/28/88     11,303.38      14,652.05      11,734.31       10,738.21
        10/5/88     11,502.79      14,771.86      11,758.04       10,927.65
       10/12/88     11,629.59      15,090.99      11,776.64       11,048.11
       10/19/88     12,027.27      15,417.13      11,795.25       11,425.91
       10/26/88     12,188.65      15,677.08      11,813.85       11,579.22
        11/2/88     12,245.13      15,787.49      11,832.45       11,632.88
        11/9/88     12,235.91      15,794.81      11,851.17       11,624.11
       11/16/88     12,248.59      15,925.09      11,869.90       11,636.16
       11/23/88     12,371.93      16,305.32      11,888.62       11,753.33
       11/30/88     12,496.42      16,346.10      11,907.34       11,871.60
        12/7/88     12,716.59      16,426.93      11,929.32       12,080.76
       12/14/88     12,565.58      16,331.16      11,951.30       11,937.30
       12/21/88     12,599.01      16,258.70      11,973.28       11,969.06
       12/28/88     12,688.92      16,403.02      11,988.98       12,054.48
         1/4/89     12,831.86      16,594.11      12,004.68       12,190.26
        1/11/89     12,971.33      16,845.55      12,038.12       12,322.77
        1/18/89     12,752.32      16,876.77      12,059.01       12,114.70
        1/25/89     12,932.14      17,024.98      12,079.90       12,285.53
         2/1/89     12,874.51      17,019.30      12,094.82       12,230.78
         2/8/89     13,299.85      17,284.49      12,121.96       12,634.86
        2/15/89     13,297.55      17,369.05      12,143.13       12,632.67
        2/22/89     13,124.64      17,202.62      12,164.31       12,468.41
         3/1/89     12,845.69      16,871.84      12,179.44       12,203.40
         3/8/89     12,899.87      16,966.41      12,208.71       12,254.87
        3/15/89     12,869.90      16,997.34      12,231.94       12,226.40
        3/22/89     12,711.98      16,565.42      12,255.16       12,076.38
        3/29/89     12,693.53      16,780.86      12,271.74       12,058.86
         4/5/89     12,907.93      17,154.21      12,301.61       12,262.54
        4/12/89     12,980.55      16,970.30      12,325.05       12,331.53
        4/19/89     13,159.22      17,239.97      12,348.50       12,501.26
        4/26/89     13,030.12      17,180.36      12,371.94       12,378.61
         5/3/89     12,950.58      17,275.38      12,395.39       12,303.06
        5/10/89     13,033.58      17,239.22      12,418.56       12,381.90
        5/17/89     12,747.71      17,095.35      12,441.74       12,110.32
        5/24/89     12,676.29      16,786.39      12,464.92       12,042.47
        5/31/89     12,893.89      16,874.68      12,488.09       12,249.19
         6/7/89     13,091.38      16,922.49      12,511.00       12,436.81
        6/14/89     12,961.30      16,498.34      12,533.90       12,313.23
        6/21/89     13,312.53      16,691.22      12,556.80       12,646.90
        6/28/89     13,450.89      16,951.77      12,573.16       12,778.35
         7/5/89     13,855.34      17,135.09      12,602.61       13,162.57
        7/12/89     14,101.32      17,595.69      12,625.26       13,396.26
        7/19/89     14,247.96      17,597.04      12,647.92       13,535.57
        7/26/89     14,471.48      18,021.19      12,670.58       13,747.90
         8/2/89     14,828.62      18,648.22      12,693.24       14,087.19
         8/9/89     14,872.38      18,534.23      12,714.30       14,128.76
        8/16/89     14,795.51      18,264.41      12,735.36       14,055.73
        8/23/89     14,796.69      18,197.63      12,747.40       14,056.86
        8/30/89     14,722.19      18,222.28      12,777.49       13,986.08
         9/6/89     14,745.84      17,975.62      12,799.24       14,008.55
        9/13/89     14,622.85      17,864.46      12,820.99       13,891.71
        9/20/89     14,532.97      18,034.93      12,842.74       13,806.32
        9/27/89     14,771.86      18,507.63      12,858.27       14,033.26
        10/4/89     14,935.06      18,593.54      12,873.80       14,188.30
       10/11/89     14,847.54      18,203.90      12,908.47       14,105.17
       10/18/89     14,321.29      17,960.08      12,930.72       13,605.22
       10/25/89     14,465.56      18,103.65      12,952.96       13,742.29
        11/1/89     14,465.56      18,012.82      12,975.20       13,742.29
        11/8/89     14,304.73      17,922.13      12,996.66       13,589.49
       11/15/89     14,503.41      18,103.65      13,018.13       13,778.24
       11/22/89     14,674.88      18,183.14      13,039.59       13,941.14
       11/29/89     15,020.20      18,627.45      13,061.05       14,269.19
        12/6/89     15,422.29      19,014.10      13,082.81       14,651.17
       12/13/89     15,371.43      19,186.21      13,095.25       14,602.86
       12/20/89     15,307.11      18,880.84      13,126.34       14,541.76
       12/27/89     15,576.25      19,356.83      13,141.87       14,797.44
         1/3/90     16,214.70      19,440.34      13,163.63       15,403.97
        1/10/90     15,963.67      19,144.23      13,191.00       15,165.48
        1/17/90     15,470.04      18,593.54      13,212.16       14,696.54
        1/24/90     15,033.15      18,287.42      13,224.25       14,281.49
        1/31/90     15,379.53      18,490.45      13,251.44       14,610.55
         2/7/90     15,647.46      18,649.71      13,275.28       14,865.09
        2/14/90     15,371.08      18,473.27      13,296.09       14,602.52
        2/21/90     15,221.42      17,988.77      13,316.90       14,460.35
        2/28/90     15,317.15      17,689.22      13,337.71       14,551.29
         3/7/90     15,401.98      17,492.31      13,358.82       14,631.88
        3/14/90     15,326.85      17,117.76      13,379.92       14,560.50
        3/21/90     15,411.67      16,778.02      13,401.02       14,641.09
        3/28/90     15,383.80      16,798.34      13,416.09       14,614.61
         4/4/90     15,474.69      16,389.43      13,431.17       14,700.95
        4/11/90     15,412.88      16,711.24      13,464.82       14,642.24
        4/18/90     15,472.26      16,661.94      13,486.41       14,698.65
        4/25/90     15,102.66      16,464.13      13,508.00       14,347.53
         5/2/90     15,114.78      16,712.88      13,529.59       14,359.04
         5/9/90     15,563.15      17,180.21      13,551.65       14,784.99
        5/16/90     15,929.11      17,782.44      13,573.71       15,132.66
        5/23/90     16,218.73      17,978.46      13,595.76       15,407.79
        5/30/90     16,326.58      18,169.09      13,617.82       15,510.25
         6/6/90     16,462.30      18,167.60      13,630.12       15,639.19
        6/13/90     16,544.71      17,976.36      13,660.90       15,717.47
        6/20/90     16,509.56      17,866.56      13,682.45       15,684.09
        6/27/90     16,837.96      17,906.30      13,697.84       15,996.06
         7/4/90     17,189.38      18,259.03      13,713.23       16,329.91
        7/11/90     17,299.66      18,292.95      13,740.94       16,434.67
        7/18/90     17,359.04      18,664.51      13,765.57       16,491.08
        7/25/90     17,326.32      18,170.44      13,790.20       16,460.00
         8/1/90     17,265.73      18,131.74      13,808.67       16,402.44
         8/8/90     15,896.39      16,949.53      13,832.61       15,101.57
        8/15/90     16,058.77      17,224.28      13,847.51       15,255.83
        8/22/90     15,148.71      16,092.87      13,871.35       14,391.28
        8/29/90     15,027.53      16,389.88      13,889.23       14,276.16
         9/5/90     15,273.53      16,192.67      13,916.05       14,509.85
        9/12/90     15,302.61      16,434.55      13,934.21       14,537.48
        9/19/90     15,092.97      15,803.78      13,946.32       14,338.32
        9/26/90     14,923.32      14,944.72      13,973.55       14,177.15
        10/3/90     14,670.05      15,519.62      13,991.71       13,936.55
       10/10/90     14,993.60      15,742.37      14,022.77       14,243.92
       10/17/90     14,958.46      16,003.38      14,044.76       14,210.54
       10/24/90     15,062.67      16,538.83      14,066.74       14,309.54
       10/31/90     14,756.09      16,119.31      14,088.72       14,018.28
        11/7/90     14,624.00      15,972.60      14,097.77       13,892.80
       11/14/90     14,567.05      16,190.87      14,130.94       13,838.70
       11/21/90     14,430.11      16,107.66      14,143.00       13,708.61
       11/28/90     14,358.62      16,058.06      14,173.15       13,640.69
        12/5/90     14,008.41      16,034.90      14,194.27       13,307.99
       12/12/90     14,476.16      16,636.24      14,217.75       13,752.35
       12/19/90     14,370.74      16,597.39      14,241.22       13,652.20
       12/26/90     13,743.02      16,098.40      14,257.99       13,055.87
         1/2/91     13,978.88      16,190.73      14,281.47       13,279.94
         1/9/91     13,639.47      15,697.70      14,308.73       12,957.49
        1/16/91     13,424.60      15,419.82      14,329.29       12,753.37
        1/23/91     14,004.88      16,197.75      14,349.84       13,304.64
        1/30/91     14,333.35      16,635.94      14,370.39       13,616.68
         2/6/91     14,850.68      17,499.93      14,389.16       14,108.14
        2/13/91     15,493.92      18,179.25      14,407.94       14,719.22
        2/20/91     15,209.25      18,235.43      14,421.35       14,448.79
        2/27/91     15,210.62      18,132.94      14,442.81       14,450.09
         3/6/91     15,228.41      18,387.96      14,456.37       14,466.99
        3/13/91     14,890.37      18,220.78      14,483.58       14,145.85
        3/20/91     14,556.43      17,791.26      14,502.63       13,828.61
        3/27/91     14,880.79      17,797.53      14,516.23       14,136.75
         4/3/91     15,311.90      18,331.34      14,532.56       14,546.30
        4/10/91     15,142.19      18,144.89      14,558.15       14,385.08
        4/17/91     15,472.02      18,708.43      14,575.57       14,698.42
        4/24/91     14,890.37      18,024.17      14,583.04       14,145.85
         5/1/91     14,828.78      18,251.09      14,607.95       14,087.34
         5/8/91     14,956.06      18,076.20      14,626.90       14,208.26
        5/15/91     14,579.70      17,888.61      14,643.36       13,850.71
        5/22/91     14,743.93      17,929.73      14,659.82       14,006.73
        5/29/91     14,930.06      18,184.38      14,676.28       14,183.55
         6/5/91     14,951.96      18,099.85      14,683.33       14,204.36
        6/12/91     14,697.40      17,638.80      14,709.12       13,962.53
        6/19/91     14,661.81      17,414.97      14,725.50       13,928.72
        6/26/91     14,481.16      17,352.28      14,737.20       13,757.10
         7/3/91     14,504.42      17,191.72      14,751.24       13,779.20
        7/10/91     14,582.43      17,311.23      14,775.06       13,853.31
        7/17/91     14,696.03      17,583.29      14,791.87       13,961.23
        7/24/91     14,672.76      17,765.13      14,808.67       13,939.12
        7/31/91     14,798.67      18,046.12      14,820.68       14,058.74
         8/7/91     14,841.10      18,127.17      14,842.01       14,099.04
        8/14/91     14,756.25      17,976.43      14,858.53       14,018.43
        8/21/91     14,529.06      17,617.84      14,875.05       13,802.60
        8/28/91     14,672.76      17,775.95      14,891.58       13,939.12
         9/4/91     14,627.60      18,000.23      14,908.11       13,896.22
        9/11/91     14,609.81      17,975.82      14,914.93       13,879.31
        9/18/91     14,607.07      18,187.36      14,935.38       13,876.71
        9/25/91     14,637.18      18,288.77      14,951.28       13,905.32
        10/2/91     14,809.62      18,647.23      14,967.18       14,069.14
        10/9/91     14,471.58      18,296.58      14,986.98       13,748.00
       10/16/91     14,693.29      18,566.88      15,002.23       13,958.63
       10/23/91     14,482.53      18,506.52      15,008.77       13,758.40
       10/30/91     14,711.37      18,690.43      15,032.74       13,975.80
        11/6/91     14,932.79      18,790.70      15,038.92       14,186.15
       11/13/91     14,883.53      18,886.16      15,061.57       14,139.35
       11/20/91     14,605.70      18,229.47      15,075.99       13,875.41
       11/27/91     14,322.40      18,046.73      15,090.40       13,606.28
        12/4/91     14,409.99      18,057.84      15,104.81       13,689.49
       12/11/91     14,660.44      17,757.93      15,111.10       13,927.42
       12/18/91     14,892.15      18,134.40      15,134.15       14,147.54
       12/25/91     15,363.22      18,317.90      15,144.62       14,595.06
         1/1/92     15,565.09      19,264.77      15,159.29       14,786.83
         1/8/92     15,748.18      19,263.22      15,175.65       14,960.77
        1/15/92     15,153.16      18,799.06      15,187.83       14,395.50
        1/22/92     15,420.78      19,065.35      15,200.01       14,649.74
        1/29/92     15,306.90      18,787.15      15,205.23       14,541.55
         2/5/92     15,383.76      19,030.13      15,224.36       14,614.58
        2/12/92     15,217.22      18,811.79      15,236.22       14,456.35
        2/19/92     14,719.70      18,274.87      15,248.08       13,983.72
        2/26/92     14,754.58      18,510.27      15,259.95       14,016.85
         3/4/92     14,684.83      18,342.50      15,268.42       13,950.58
        3/11/92     14,562.41      17,881.63      15,276.98       13,834.28
        3/18/92     14,530.09      17,771.64      15,295.97       13,803.59
        3/25/92     14,499.91      17,816.30      15,304.60       13,774.92
         4/1/92     14,518.59      17,425.85      15,316.68       13,792.66
         4/8/92     14,645.07      16,931.73      15,332.25       13,912.81
        4/15/92     14,617.76      17,905.96      15,344.37       13,886.87
        4/22/92     14,611.48      17,601.14      15,356.50       13,880.91
        4/29/92     14,543.03      17,874.67      15,368.61       13,815.88
         5/6/92     14,856.03      18,223.65      15,376.64       14,113.23
        5/13/92     15,001.54      18,557.38      15,391.08       14,251.46
        5/20/92     15,163.90      18,605.11      15,395.90       14,405.70
        5/27/92     15,056.11      18,290.18      15,408.74       14,303.30
         6/3/92     15,215.64      18,565.07      15,418.38       14,454.85
        6/10/92     15,293.25      18,290.85      15,436.26       14,528.58
        6/17/92     15,432.65      17,951.85      15,447.72       14,661.02
        6/24/92     15,569.19      17,818.69      15,455.91       14,790.73
         7/1/92     15,938.55      18,251.91      15,467.37       15,141.62
         7/8/92     16,197.24      18,257.09      15,481.96       15,387.38
        7/15/92     16,284.91      18,513.67      15,493.27       15,470.67
        7/22/92     16,111.01      17,713.35      15,504.58       15,305.46
        7/29/92     16,194.37      17,881.67      15,509.43       15,384.65
         8/5/92     16,261.92      18,074.66      15,523.97       15,448.82
        8/12/92     16,545.05      17,499.01      15,536.88       15,717.79
        8/19/92     16,530.67      17,580.35      15,546.56       15,704.14
        8/26/92     17,015.01      18,038.41      15,556.24       16,164.26
         9/2/92     17,290.95      18,557.03      15,561.77       16,426.41
         9/9/92     17,237.78      18,753.08      15,575.81       16,375.89
        9/16/92     16,016.16      18,241.60      15,585.70       15,215.35
        9/23/92     15,310.49      18,406.77      15,592.76       14,544.97
        9/30/92     16,491.87      18,387.80      15,602.65       15,667.28
        10/7/92     16,297.85      17,866.14      15,609.40       15,482.96
       10/14/92     16,030.53      18,030.43      15,618.57       15,229.00
       10/21/92     15,635.30      17,981.50      15,632.97       14,853.53
       10/28/92     15,409.66      17,973.94      15,636.89       14,639.18
        11/4/92     15,309.05      17,958.91      15,651.30       14,543.60
       11/11/92     15,241.51      17,761.58      15,659.34       14,479.43
       11/18/92     14,981.37      17,804.99      15,670.06       14,232.30
       11/25/92     15,012.99      18,029.18      15,676.76       14,262.34
        12/2/92     14,724.11      18,189.96      15,683.46       13,987.91
        12/9/92     14,890.83      18,355.20      15,701.23       14,146.29
       12/16/92     15,113.60      18,315.39      15,713.65       14,357.92
       12/23/92     14,816.09      18,606.93      15,724.28       14,075.29
       12/30/92     14,926.76      18,387.79      15,734.92       14,180.42
         1/6/93     14,866.86      18,307.36      15,742.59       14,123.52
        1/13/93     14,779.76      18,051.10      15,757.71       14,040.77
        1/20/93     15,215.27      18,205.38      15,764.58       14,454.50
        1/27/93     15,324.15      18,332.26      15,776.95       14,557.94
         2/3/93     15,075.90      18,560.87      15,786.57       14,322.11
        2/10/93     15,226.88      18,667.17      15,795.85       14,465.54
        2/17/93     15,480.93      18,544.65      15,805.11       14,706.88
        2/24/93     15,865.63      18,744.51      15,814.38       15,072.35
         3/3/93     16,253.23      19,127.60      15,821.01       15,440.57
        3/10/93     16,489.86      19,460.65      15,832.95       15,665.37
        3/17/93     15,894.88      19,332.58      15,839.59       15,100.14
        3/24/93     16,134.19      19,506.50      15,848.89       15,327.48
        3/31/93     16,504.38      19,969.51      15,858.18       15,679.16
         4/7/93     16,324.37      20,297.01      15,870.15       15,508.15
        4/14/93     16,967.47      20,732.38      15,879.47       16,119.10
        4/21/93     16,822.30      20,513.43      15,888.78       15,981.18
        4/28/93     16,801.98      20,653.83      15,892.77       15,961.88
         5/5/93     17,198.29      21,051.01      15,906.08       16,338.38
        5/12/93     17,170.71      20,782.18      15,916.57       16,312.17
        5/19/93     16,990.70      20,850.04      15,924.41       16,141.16
        5/26/93     17,349.27      21,303.27      15,930.94       16,481.80
         6/2/93     17,485.73      21,415.85      15,944.02       16,611.44
         6/9/93     17,135.87      21,289.06      15,948.12       16,279.07
        6/16/93     17,141.67      21,091.82      15,963.13       16,284.59
        6/23/93     16,796.17      20,657.18      15,969.96       15,956.36
        6/30/93     17,124.95      21,207.76      15,979.51       16,268.70
         7/7/93     17,092.88      20,965.13      15,990.29       16,238.24
        7/14/93     16,948.60      21,234.56      16,001.02       16,101.17
        7/21/93     16,816.49      21,182.15      16,010.41       15,975.67
        7/28/93     17,117.08      21,373.44      16,019.79       16,261.23
         8/4/93     17,799.29      21,882.32      16,029.18       16,909.33
        8/11/93     18,317.55      22,024.82      16,038.59       17,401.67
        8/18/93     19,118.89      22,493.31      16,042.62       18,162.94
        8/25/93     18,783.55      22,215.57      16,057.42       17,844.37
         9/1/93     19,507.94      22,586.17      16,066.84       18,532.55
         9/8/93     19,836.03      22,397.76      16,076.27       18,844.23
        9/15/93     19,786.67      22,494.67      16,085.71       18,797.34
        9/22/93     19,714.61      22,006.38      16,093.79       18,728.88
        9/29/93     20,543.01      22,208.97      16,101.88       19,515.86
        10/6/93     21,052.55      22,601.26      16,114.04       19,999.93
       10/13/93     21,647.75      22,642.68      16,123.49       20,565.36
       10/20/93     21,907.60      22,710.56      16,132.95       20,812.22
       10/27/93     21,634.10      22,577.92      16,142.41       20,552.40
        11/3/93     21,994.71      22,746.56      16,146.47       20,894.97
       11/10/93     21,929.38      22,257.48      16,155.94       20,832.91
       11/17/93     22,347.47      22,402.28      16,170.85       21,230.10
       11/24/93     22,036.81      21,899.54      16,180.34       20,934.97
        12/1/93     22,321.34      21,953.00      16,184.40       21,205.27
        12/8/93     23,183.65      22,167.90      16,200.49       22,024.47
       12/15/93     23,359.30      22,198.94      16,211.17       22,191.34
       12/22/93     24,523.57      22,509.68      16,221.84       23,297.39
       12/29/93     25,593.47      22,669.20      16,229.46       24,313.80
         1/5/94     25,788.05      22,770.65      16,238.61       24,498.65
        1/12/94     25,091.98      22,900.82      16,252.92       23,837.38
        1/19/94     25,657.37      23,267.77      16,262.65       24,374.50
        1/26/94     25,209.46      23,257.41      16,268.21       23,948.99
         2/2/94     25,417.03      24,222.88      16,277.95       24,146.18
         2/9/94     24,374.58      23,610.96      16,291.49       23,155.85
        2/16/94     23,877.38      23,689.43      16,296.84       22,683.51
        2/23/94     23,579.97      23,590.87      16,304.87       22,400.97
         3/2/94     22,875.48      23,461.40      16,319.60       21,731.71
         3/9/94     22,941.57      23,459.13      16,330.55       21,794.49
        3/16/94     22,723.77      23,753.65      16,341.50       21,587.58
        3/23/94     22,340.73      23,401.76      16,350.89       21,223.70
        3/30/94     22,614.12      22,803.66      16,360.28       21,483.41
         4/6/94     22,163.49      22,886.74      16,374.59       21,055.31
        4/13/94     21,753.41      23,134.81      16,385.77       20,665.74
        4/20/94     21,565.65      22,930.39      16,390.57       20,487.37
        4/27/94     21,639.25      23,358.54      16,401.74       20,557.29
         5/4/94     21,564.15      23,239.03      16,419.31       20,485.94
        5/11/94     21,262.23      23,088.58      16,431.51       20,199.11
        5/18/94     21,511.57      23,558.54      16,443.72       20,436.00
        5/25/94     21,793.97      23,493.85      16,455.91       20,704.27
         6/1/94     21,923.15      23,573.70      16,468.12       20,826.99
         6/8/94     21,445.48      23,644.75      16,481.34       20,373.21
        6/15/94     21,748.91      23,735.28      16,490.79       20,661.46
        6/22/94     22,330.22      23,363.87      16,505.91       21,213.71
        6/29/94     22,531.50      23,555.45      16,517.24       21,404.93
         7/6/94     22,780.35      23,588.89      16,529.06       21,641.34
        7/13/94     22,966.65      23,799.94      16,541.11       21,818.31
        7/20/94     22,452.28      23,981.97      16,563.20       21,329.67
        7/27/94     22,175.32      23,804.25      16,577.26       21,066.55
         8/3/94     22,002.22      24,258.37      16,583.28       20,902.10
        8/10/94     21,779.65      24,181.79      16,599.28       20,690.67
        8/17/94     21,918.14      24,344.78      16,611.21       20,822.23
        8/24/94     22,254.45      24,517.42      16,633.08       21,141.73
        8/31/94     21,990.68      24,667.58      16,639.05       20,891.14
         9/7/94     22,384.69      24,431.23      16,662.17       21,265.46
        9/14/94     22,608.90      24,304.70      16,677.34       21,478.46
        9/21/94     22,544.61      24,156.21      16,692.50       21,417.37
        9/28/94     22,668.25      24,106.82      16,703.33       21,534.84
        10/5/94     22,689.68      23,689.45      16,718.49       21,555.20
       10/12/94     22,498.44      24,211.96      16,738.66       21,373.52
       10/19/94     23,026.00      24,485.52      16,754.50       21,874.70
       10/26/94     23,118.32      24,208.93      16,761.28       21,962.40
        11/2/94     22,854.54      24,528.78      16,786.17       21,711.81
        11/9/94     22,758.92      24,175.43      16,802.06       21,620.98
       11/16/94     22,310.50      24,087.90      16,811.14       21,194.98
       11/23/94     22,538.01      23,371.29      16,829.31       21,411.11
       11/30/94     22,302.26      23,644.10      16,847.48       21,187.15
        12/7/94     22,111.02      23,411.11      16,868.93       21,005.47
       12/14/94     22,061.57      23,250.06      16,888.12       20,958.49
       12/21/94     21,791.34      23,634.00      16,907.31       20,701.77
       12/28/94     21,673.99      23,747.12      16,921.01       20,590.29
         1/4/95     21,593.70      23,725.36      16,937.46       20,514.02
        1/11/95     21,964.27      23,683.21      16,964.77       20,866.06
        1/18/95     22,116.61      23,765.62      16,972.96       21,010.78
        1/25/95     22,588.06      23,212.87      17,002.96       21,458.65
         2/1/95     22,594.23      23,544.98      17,022.05       21,464.52
         2/8/95     22,548.94      23,732.50      17,041.44       21,421.49
        2/15/95     22,742.46      23,846.94      17,060.82       21,605.34
        2/22/95     23,500.06      23,928.15      17,080.20       22,325.06
         3/1/95     24,125.91      23,771.88      17,096.82       22,919.61
         3/8/95     25,678.17      24,153.53      17,119.26       24,394.26
        3/15/95     26,320.48      24,330.34      17,138.94       25,004.46
        3/22/95     26,133.14      24,232.27      17,158.61       24,826.48
        3/29/95     26,532.53      24,822.77      17,172.67       25,205.90
         4/5/95     26,742.51      25,008.75      17,197.97       25,405.39
        4/12/95     26,116.67      25,334.57      17,206.44       24,810.83
        4/19/95     27,150.14      25,660.47      17,237.55       25,792.63
        4/26/95     26,769.28      25,743.85      17,257.33       25,430.81
         5/3/95     26,946.32      26,296.63      17,277.13       25,599.01
        5/10/95     27,003.97      26,314.95      17,296.80       25,653.77
        5/17/95     26,172.25      25,967.57      17,316.47       24,863.64
        5/24/95     26,635.46      25,835.42      17,336.14       25,303.69
        5/31/95     27,693.63      26,130.05      17,347.38       26,308.95
         6/7/95     27,893.33      26,314.50      17,375.58       26,498.66
        6/14/95     27,598.93      25,982.30      17,395.35       26,218.99
        6/21/95     27,901.56      26,334.33      17,403.82       26,506.48
        6/28/95     27,199.54      26,103.05      17,429.22       25,839.57
         7/5/95     27,666.87      26,421.09      17,448.99       26,283.53
        7/12/95     27,607.17      27,239.97      17,468.98       26,226.81
        7/19/95     27,384.83      26,892.48      17,494.80       26,015.59
        7/26/95     27,594.81      27,256.17      17,514.89       26,215.07
         8/2/95     27,448.65      27,195.71      17,534.97       26,076.21
         8/9/95     27,559.82      27,140.22      17,543.17       26,181.83
        8/16/95     26,497.53      26,904.93      17,562.30       25,172.65
        8/23/95     26,549.01      26,786.91      17,592.35       25,221.56
        8/30/95     26,734.37      26,671.78      17,611.48       25,397.65
         9/6/95     27,030.94      26,917.50      17,630.90       25,679.39
        9/13/95     27,247.19      27,217.62      17,650.31       25,884.83
        9/20/95     27,823.85      27,324.65      17,658.64       26,432.65
        9/27/95     27,572.59      27,358.30      17,683.61       26,193.96
        10/4/95     27,683.80      27,475.41      17,697.48       26,299.61
       10/11/95     27,650.85      27,123.51      17,727.90       26,268.30
       10/18/95     28,058.63      27,421.13      17,741.69       26,655.70
       10/25/95     28,400.51      27,265.92      17,766.53       26,980.48
        11/1/95     28,274.88      27,136.08      17,785.85       26,861.13
        11/8/95     28,526.13      27,479.45      17,805.03       27,099.83
       11/15/95     28,870.07      27,529.66      17,824.22       27,426.57
       11/22/95     29,051.31      27,908.81      17,843.41       27,598.74
       11/29/95     29,073.96      28,078.96      17,862.59       27,620.26
        12/6/95     29,716.53      28,652.36      17,879.29       28,230.70
       12/13/95     29,312.86      28,665.55      17,895.99       27,847.22
       12/20/95     29,121.33      28,394.64      17,921.04       27,665.26
       12/27/95     29,588.66      28,918.39      17,934.96       28,109.22
         1/3/96     29,830.64      29,202.71      17,951.66       28,339.11
        1/10/96     29,478.66      28,756.49      17,978.95       28,004.73
        1/17/96     29,566.66      28,792.90      17,997.90       28,088.32
        1/24/96     29,720.65      28,859.14      18,016.84       28,234.62
        1/31/96     29,324.67      29,496.53      18,035.79       27,858.43
         2/7/96     29,060.68      29,891.89      18,051.35       27,607.65
        2/14/96     28,928.69      29,965.78      18,072.10       27,482.25
        2/21/96     28,752.69      29,750.94      18,082.48       27,315.06
        2/28/96     28,686.70      29,722.72      18,108.42       27,252.36
         3/6/96     28,620.70      29,899.62      18,126.22       27,189.66
        3/13/96     27,828.74      29,325.39      18,144.02       26,437.30
        3/20/96     28,268.72      29,880.30      18,151.64       26,855.28
        3/27/96     28,290.71      30,069.59      18,174.53       26,876.18
         4/3/96     28,708.70      30,431.10      18,189.79       27,273.26
        4/10/96     27,960.73      29,972.27      18,215.52       26,562.69
        4/17/96     27,960.73      30,172.15      18,233.62       26,562.69
        4/24/96     28,158.72      30,678.92      18,251.73       26,750.78
         5/1/96     27,960.73      30,785.85      18,262.07       26,562.69
         5/8/96     27,520.75      30,404.93      18,288.01       26,144.71
        5/15/96     27,894.73      30,799.43      18,306.18       26,500.00
        5/22/96     27,564.75      30,989.19      18,319.17       26,186.51
        5/29/96     27,762.74      30,685.96      18,342.54       26,374.60
         6/5/96     28,114.72      31,008.87      18,360.71       26,708.99
        6/12/96     27,872.73      30,828.26      18,378.97       26,479.10
        6/19/96     27,850.73      30,868.88      18,397.24       26,458.20
        6/26/96     28,114.72      30,919.32      18,410.29       26,708.99
         7/3/96     28,422.71      31,023.91      18,425.94       27,001.57
        7/10/96     28,070.72      30,519.42      18,452.34       26,667.19
        7/17/96     28,312.71      29,809.91      18,470.90       26,897.08
        7/24/96     28,180.72      29,378.98      18,489.46       26,771.68
        7/31/96     28,884.69      29,997.19      18,508.02       27,440.45
         8/7/96     29,742.65      30,515.90      18,526.65       28,255.52
        8/14/96     29,709.43      30,580.25      18,545.29       28,223.96
        8/21/96     29,929.99      30,796.77      18,558.60       28,433.49
        8/28/96     29,731.49      30,776.33      18,582.55       28,244.91
         9/4/96     29,158.03      30,349.20      18,601.19       27,700.13
        9/11/96     29,488.87      30,559.78      18,619.81       28,014.43
        9/18/96     29,974.10      31,228.40      18,619.81       28,475.40
        9/25/96     30,238.78      31,357.24      18,665.02       28,726.84
        10/2/96     30,856.34      31,736.42      18,670.34       29,313.53
        10/9/96     31,121.02      31,615.05      18,694.46       29,564.97
       10/16/96     30,724.01      31,950.16      18,713.26       29,187.81
       10/23/96     30,856.34      31,896.00      18,732.07       29,313.53
       10/30/96     30,790.18      31,667.88      18,750.87       29,250.67
        11/6/96     32,201.76      32,408.08      18,761.28       30,591.67
       11/13/96     32,267.93      32,734.77      18,782.08       30,654.53
       11/20/96     33,106.06      33,288.06      18,800.29       31,450.75
       11/27/96     33,635.40      33,501.16      18,823.70       31,953.63
        12/4/96     33,458.95      33,039.46      18,841.90       31,786.00
       12/11/96     32,863.44      32,797.09      18,861.10       31,220.27
       12/18/96     32,400.26      32,463.10      18,869.32       30,780.25
       12/25/96     33,273.75      32,845.12      18,894.01       31,610.06
         1/1/97     33,507.25      33,021.63      18,913.20       31,831.89
         1/8/97     33,437.20      32,954.09      18,938.08       31,765.34
        1/15/97     34,394.55      33,273.97      18,957.46       32,674.82
        1/22/97     35,235.15      33,486.55      18,968.54       33,473.39
        1/29/97     34,674.75      32,878.53      18,985.16       32,941.01
         2/5/97     35,795.55      33,246.50      19,015.63       34,005.77
        2/12/97     36,752.90      33,830.60      19,035.12       34,915.26
        2/19/97     37,523.45      34,049.80      19,054.61       35,647.28
        2/26/97     37,266.60      34,183.04      19,068.52       35,403.27
         3/5/97     37,266.60      33,980.73      19,085.23       35,403.27
        3/12/97     37,243.25      34,080.47      19,113.04       35,381.09
        3/19/97     35,678.80      33,547.66      19,132.48       33,894.86
        3/26/97     35,678.80      33,732.96      19,146.38       33,894.86
         4/2/97     34,091.00      32,746.33      19,165.83       32,386.45
         4/9/97     35,305.20      32,708.23      19,191.84       33,539.94
        4/16/97     35,095.05      32,831.06      19,212.30       33,340.30
        4/23/97     35,655.45      33,497.36      19,232.75       33,872.68
        4/30/97     36,752.90      34,241.81      19,244.44       34,915.26
         5/7/97     37,710.25      35,214.20      19,273.74       35,824.74
        5/14/97     38,667.60      36,279.72      19,294.28       36,734.22
        5/21/97     38,364.05      36,538.77      19,306.02       36,445.85
        5/28/97     38,504.15      36,641.75      19,335.35       36,578.94
         6/4/97     38,457.45      36,431.71      19,355.89       36,534.58
        6/11/97     39,181.30      37,515.04      19,376.55       37,222.24
        6/18/97     39,905.15      37,955.35      19,397.19       37,909.89
        6/25/97     40,745.75      38,388.20      19,411.94       38,708.46
         7/2/97     41,072.65      38,644.61      19,432.59       39,019.02
         7/9/97     41,866.55      38,946.24      19,459.11       39,773.22
        7/16/97     43,968.05      39,757.43      19,470.89       41,769.65
        7/23/97     44,154.85      39,653.30      19,500.35       41,947.11
        7/30/97     45,252.30      39,810.58      19,520.97       42,989.69
         8/6/97     45,766.00      39,660.67      19,538.62       43,477.70
        8/13/97     44,201.55      38,765.10      19,562.15       41,991.47
        8/20/97     44,803.74      38,927.51      19,582.74       42,563.56
        8/27/97     43,260.40      37,931.37      19,603.33       41,097.38
         9/3/97     43,774.85      38,163.49      19,623.92       41,586.11
        9/10/97     43,120.10      38,055.44      19,644.74       40,964.09
        9/17/97     43,681.31      38,512.54      19,665.56       41,497.25
        9/24/97     44,523.14      39,098.46      19,680.42       42,296.98
        10/1/97     45,364.96      39,518.49      19,701.25       43,096.71
        10/8/97     46,113.25      40,009.76      19,716.20       43,807.59
       10/15/97     45,528.65      39,493.89      19,749.24       43,252.22
       10/22/97     45,060.97      39,300.38      19,770.26       42,807.92
       10/29/97     42,816.10      37,432.16      19,779.27       40,675.30
        11/5/97     43,517.62      37,989.95      19,812.31       41,341.74
       11/12/97     41,389.68      36,357.66      19,833.45       39,320.20
       11/19/97     42,769.34      37,443.98      19,848.54       40,630.87
       11/26/97     43,400.70      37,600.19      19,869.67       41,230.67
        12/3/97     45,131.12      38,623.29      19,896.85       42,874.56
       12/10/97     45,552.03      38,493.41      19,906.40       43,274.43
       12/17/97     44,902.29      38,474.75      19,941.45       42,657.17
       12/24/97     43,403.93      37,168.96      19,957.37       41,233.74
       12/31/97     45,216.46      38,380.09      19,979.67       42,955.63
         1/7/98     45,578.96      38,117.17      20,009.04       43,300.01
        1/14/98     44,708.95      37,594.12      20,032.04       42,473.50
        1/21/98     45,119.79      38,667.63      20,055.04       42,863.80
        1/28/98     44,829.79      39,421.23      20,064.89       42,588.30
         2/4/98     46,690.64      40,557.23      20,087.89       44,356.11
        2/11/98     46,980.65      41,122.78      20,122.12       44,631.62
        2/18/98     47,633.16      41,294.23      20,143.19       45,251.50
        2/25/98     48,261.50      41,584.60      20,164.28       45,848.42
         3/4/98     47,971.50      42,051.66      20,185.36       45,572.92
        3/11/98     48,527.34      42,605.57      20,206.90       46,100.97
        3/18/98     49,735.69      43,216.35      20,222.27       47,248.90
        3/25/98     50,170.69      44,102.04      20,243.81       47,662.16
         4/1/98     51,040.70      44,121.86      20,265.35       48,488.67
         4/8/98     51,185.71      44,273.57      20,293.12       48,626.42
        4/15/98     52,249.05      45,143.99      20,314.75       49,636.60
        4/22/98     52,249.05      45,018.26      20,336.37       49,636.60
        4/29/98     50,436.53      43,585.21      20,354.91       47,914.70
         5/6/98     50,895.70      44,464.23      20,379.84       48,350.92
        5/13/98     51,016.54      44,559.85      20,401.68       48,465.71
        5/20/98     51,209.87      44,596.56      20,414.16       48,649.38
        5/27/98     50,460.70      43,858.51      20,439.12       47,937.66
         6/3/98     50,315.69      43,709.36      20,457.84       47,799.91
        6/10/98     51,572.38      44,187.20      20,476.50       48,993.76
        6/17/98     51,451.54      43,737.74      20,510.50       48,878.97
        6/24/98     52,780.73      44,229.15      20,526.00       50,141.69
         7/1/98     54,085.75      45,414.21      20,547.71       51,381.46
         7/8/98     55,366.60      46,062.98      20,569.63       52,598.27
        7/15/98     56,405.78      46,502.65      20,591.55       53,585.49
        7/22/98     55,777.44      46,132.04      20,613.47       52,988.56
        7/29/98     54,279.08      44,751.23      20,635.39       51,565.13
         8/5/98     52,200.72      43,295.66      20,657.30       49,590.68
        8/12/98     51,884.67      42,529.82      20,679.20       49,290.44
        8/19/98     52,030.82      43,251.32      20,701.09       49,429.28
        8/26/98     50,666.72      42,035.72      20,722.99       48,133.38
         9/2/98     47,207.74      39,848.80      20,744.89       44,847.35
         9/9/98     46,866.72      40,553.50      20,766.77       44,523.38
        9/16/98     47,792.36      41,216.28      20,788.64       45,402.74
        9/23/98     47,768.00      40,898.69      20,810.52       45,379.60
        9/30/98     46,769.28      39,511.06      20,832.40       44,430.82
        10/7/98     44,747.48      38,536.30      20,853.51       42,510.11
       10/14/98     43,480.82      39,882.82      20,874.49       41,306.77
       10/21/98     42,384.66      42,174.43      20,895.47       40,265.43
       10/28/98     42,067.99      42,011.55      20,916.45       39,964.59
        11/4/98     42,847.48      44,379.56      20,937.36       40,705.11
       11/11/98     43,164.15      43,717.93      20,958.18       41,005.94
       11/18/98     43,700.05      44,498.13      20,979.00       41,515.04
       11/25/98     44,430.82      46,094.37      20,999.82       42,209.28
        12/2/98     44,382.10      45,343.08      21,020.83       42,162.99
        12/9/98     45,064.15      46,078.83      21,043.00       42,810.94
       12/16/98     44,625.69      45,420.66      21,065.17       42,394.40
       12/23/98     46,087.23      47,533.72      21,087.34       43,782.87
       12/30/98     46,209.02      47,763.14      21,109.51       43,898.57
         1/6/99     47,402.61      49,791.64      21,130.14       45,032.48
        1/13/99     45,794.92      47,680.19      21,150.14       43,505.17
        1/20/99     46,111.59      48,882.90      21,170.15       43,806.01
        1/27/99     45,916.72      48,083.54      21,190.15       43,620.88
         2/3/99     46,379.54      48,745.82      21,210.06       44,060.56
        2/10/99     45,015.43      46,894.53      21,229.75       42,764.66
        2/17/99     45,039.79      47,149.33      21,249.43       42,787.80
        2/24/99     45,624.41      48,033.33      21,269.11       43,343.19
         3/3/99     44,235.94      46,910.29      21,288.81       42,024.15
        3/10/99     45,210.30      49,091.76      21,308.57       42,949.79
        3/17/99     45,380.82      49,899.43      21,328.32       43,111.78
        3/24/99     44,674.41      48,710.57      21,348.08       42,440.69
        3/31/99     45,039.79      49,647.79      21,367.84       42,787.80
         4/7/99     45,478.25      50,992.01      21,387.66       43,204.34
        4/14/99     45,892.36      51,529.82      21,407.50       43,597.74
        4/21/99     45,356.46      51,080.52      21,427.33       43,088.64
        4/28/99     45,502.61      52,046.93      21,447.17       43,227.48
         5/5/99     45,332.10      51,775.10      21,466.91       43,065.49
        5/12/99     45,259.02      51,903.51      21,486.58       42,996.07
        5/19/99     44,918.00      50,962.03      21,506.25       42,672.10
        5/26/99     43,261.58      49,882.04      21,525.92       41,098.50
         6/2/99     43,675.69      49,812.42      21,545.62       41,491.90
         6/9/99     44,235.94      51,035.02      21,565.49       42,024.15
        6/16/99     44,211.59      51,299.54      21,585.36       42,001.01
        6/23/99     44,576.97      51,380.22      21,605.23       42,348.12
        6/30/99     45,648.77      52,059.48      21,625.11       43,366.33

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


-------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI World Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

[GRAPHIC OMITTED]

                                       GAM Global
                 GAM Global   (after maximum sales load of 5%)  MSCI World Index
-------------------------------------------------------------------------------
One Year           (14.61)               (18.88)                     16.08
Five Years          15.13                 13.95                      17.25
Ten Years           13.09                 12.51                      12.05
Since inception     12.30                 11.86                      13.43

ANNUAL PERFORMANCE - CLASS A

[GRAPHIC OMITTED]

GAM Global Annual Performance data for table


                        GAM
                        Global
        GAM             Class A
        Global          (after maximum          MSCI
        Class A         sales load of 5%)       World Index
Year    %               %                       %
------------------------------------------------------------
1995    36.25           29.44                   21.33
1996    12.74            7.11                   14.00
1997    34.95           28.20                   16.23
1998     2.57           (2.56)                  24.80
1999*   (1.58)          (6.50)                   8.69

*6 months

                                            GAM Global
                             GAM               Class A                  MSCI
                          Global        (After Maximum                 World
                         Class A       Sales Load of 5%)               Index
Year                           %                       %                   %
--------------------------------------------------------------------------------
1995                       36.25                   29.44               21.33
1996                       12.74                    7.11               14.00
1997                       34.95                   28.20               16.23
1998                        2.57                   (2.56)              24.80
1999*                      (1.58)                  (6.50)               8.69

*6 Months

--------------------------------------------------------------------------------
              GAM Global Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES


                                                GAM Global                      Average
                                     GAM           Class B        MSCI          1 Month
                                  Global    (with deferred        EAFE          Deposit
                                 Class B      sales charge       Index             Rate
30th June, 1999               US$18.73                           1,240.75
-------------------------------------------------------------------------------------------
                                     %                 %                %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           + 1.19            - 3.87           + 4.86       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                - 1.99            - 6.89           + 8.69       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            -15.29            -18.68           +16.08       + 5.26
-------------------------------------------------------------------------------------------
Since inception*                - 9.88            -13.18           +15.75       + 5.30
-------------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES


                                                GAM Global                      Average
                                     GAM           Class C        MSCI          1 Month
                                  Global    (with deferred        EAFE          Deposit
                                 Class C      sales charge       Index             Rate
30th June, 1999               US$18.71                           1,240.75
-------------------------------------------------------------------------------------------
                                     %                 %                %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           + 1.14            + 0.12           + 4.86       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                - 2.04            - 3.02           + 8.69       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            -15.38            -15.38           +16.08       + 5.26
-------------------------------------------------------------------------------------------
Since inception*                -10.07            -10.07           +15.92       + 5.31
-------------------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES


                                                GAM Global
                                                   Class D
                                                    (after                      Average
                                     GAM           maximum        MSCI          1 Month
                                  Global        sales load        EAFE          Deposit
                                 Class D          of 3.5%)       Index             Rate
30th June, 1999               US$18.48            US$19.15       1,240.75
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           + 1.32              - 2.23         + 4.86       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                - 1.65              - 5.09         + 8.69       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            -14.74              -17.73         +16.08       + 5.26
-------------------------------------------------------------------------------------------
2 years to June, 1999           + 6.06              + 4.18         +16.77       + 5.51
-------------------------------------------------------------------------------------------
3 years to June, 1999           +16.93              +15.54         +18.75       + 5.50
-------------------------------------------------------------------------------------------
Since inception*                +13.71              +12.63         +18.62       + 5.50
-------------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 6th October, 1995 for Class D shares.

[GRAPHIC OMITTED]
[Plot Points for Chart]
  Date            GBD/NTR           WCI               DUS            GBD/NTR/SL
   10/6/95        10,000.00         10,000.00         10,000.00       10,000.00
  10/13/95        10,047.44          9,948.52         10,010.91        9,695.78
  10/20/95        10,233.47         10,009.10         10,021.82        9,875.30
  10/27/95        10,148.98          9,763.78         10,032.72        9,793.76
   11/3/95        10,227.54          9,955.97         10,043.63        9,869.58
  11/10/95        10,292.02         10,008.22         10,054.47        9,931.80
  11/17/95        10,458.05         10,074.07         10,065.30       10,092.02
  11/24/95        10,422.47         10,135.75         10,076.14       10,057.69
   12/1/95        10,515.12         10,274.73         10,086.97       10,147.09
   12/8/95        10,581.09         10,391.29         10,097.97       10,210.75
  12/15/95        10,552.92         10,388.10         10,108.97       10,183.57
  12/22/95        10,517.34         10,435.79         10,119.98       10,149.24
  12/29/95        10,652.67         10,523.81         10,130.98       10,279.83
    1/5/96        10,644.76         10,648.93         10,141.98       10,272.19
   1/12/96        10,573.53         10,435.03         10,152.68       10,203.46
   1/19/96        10,621.02         10,485.46         10,163.38       10,249.28
   1/26/96        10,502.30         10,504.77         10,174.07       10,134.72
    2/2/96        10,359.84         10,745.12         10,184.77        9,997.25
    2/9/96        10,312.36         10,862.01         10,195.03        9,951.43
   2/16/96        10,344.02         10,886.99         10,205.28        9,981.98
   2/23/96        10,423.16         10,926.40         10,215.54       10,058.35
    3/1/96        10,193.64         10,824.23         10,225.79        9,836.87
    3/8/96         9,995.79         10,680.67         10,235.84        9,645.93
   3/15/96         9,987.87         10,731.43         10,245.89        9,638.30
   3/22/96        10,043.27         10,901.46         10,255.94        9,691.76
   3/29/96        10,122.41         10,964.71         10,265.99        9,768.13
    4/5/96        10,193.64         11,068.33         10,276.05        9,836.87
   4/12/96         9,916.64         10,888.01         10,286.27        9,569.56
   4/19/96        10,027.44         11,060.54         10,296.49        9,676.48
   4/26/96        10,043.27         11,206.23         10,306.71        9,691.76
    5/3/96         9,702.96         11,056.69         10,316.94        9,363.35
   5/10/96         9,877.07         11,070.50         10,327.20        9,531.37
   5/17/96         9,924.56         11,228.00         10,337.47        9,577.20
   5/24/96         9,853.33         11,216.10         10,347.73        9,508.46
   5/31/96         9,900.81         11,236.25         10,357.99        9,554.29
    6/7/96         9,884.99         11,173.27         10,368.25        9,539.01
   6/14/96         9,900.81         11,210.45         10,378.57        9,554.29
   6/21/96         9,877.07         11,231.82         10,388.89        9,531.37
   6/28/96        10,106.59         11,295.08         10,399.20        9,752.86
    7/5/96         9,932.47         11,141.64         10,409.52        9,584.83
   7/12/96         9,956.21         10,943.43         10,420.00        9,607.75
   7/19/96        10,138.24         10,920.43         10,430.48        9,783.40
   7/26/96        10,146.16         10,800.67         10,440.96        9,791.04
    8/2/96        10,557.70         11,122.77         10,451.44       10,188.18
    8/9/96        10,597.27         11,056.83         10,461.96       10,226.37
   8/16/96        10,593.32         11,128.74         10,472.49       10,222.56
   8/23/96        10,561.58         11,232.34         10,483.01       10,191.93
   8/30/96        10,331.46         11,025.30         10,493.53        9,969.86
    9/6/96        10,402.88         11,023.76         10,504.05       10,038.78
   9/13/96        10,617.13         11,266.35         10,514.57       10,245.53
   9/20/96        10,648.87         11,364.12         10,514.57       10,276.16
   9/27/96        10,783.76         11,413.94         10,540.10       10,406.33
   10/4/96        11,053.56         11,550.48         10,546.11       10,666.68
  10/11/96        10,950.40         11,523.49         10,556.73       10,567.14
  10/18/96        11,069.43         11,692.07         10,567.34       10,682.00
  10/25/96        10,950.40         11,502.98         10,577.96       10,567.14
   11/1/96        10,990.08         11,541.09         10,588.58       10,605.42
   11/8/96        11,434.44         11,878.56         10,598.86       11,034.23
  11/15/96        11,585.21         12,002.16         10,609.14       11,179.72
  11/22/96        11,862.93         12,157.41         10,619.42       11,447.73
  11/29/96        12,124.79         12,189.88         10,629.70       11,700.42
   12/6/96        11,664.56         11,875.96         10,639.98       11,256.30
  12/13/96        11,497.92         11,731.74         10,650.82       11,095.49
  12/20/96        11,783.58         11,953.60         10,661.66       11,371.16
  12/27/96        11,932.66         12,019.30         10,672.50       11,515.01
    1/3/97        11,790.40         11,983.00         10,683.35       11,377.74
   1/10/97        11,899.18         11,891.65         10,694.29       11,482.71
   1/17/97        12,300.84         12,157.86         10,705.24       11,870.32
   1/24/97        12,292.48         11,990.47         10,716.19       11,862.24
   1/31/97        12,551.88         12,143.37         10,727.14       12,112.57
    2/7/97        12,911.70         12,128.04         10,738.09       12,459.79
   2/14/97        13,279.89         12,370.98         10,749.09       12,815.10
   2/21/97        13,229.68         12,369.59         10,760.10       12,766.65
   2/28/97        13,028.85         12,285.11         10,771.10       12,572.84
    3/7/97        13,321.73         12,380.64         10,782.11       12,855.47
   3/14/97        12,903.34         12,256.27         10,793.09       12,451.72
   3/21/97        12,551.88         12,144.81         10,804.08       12,112.57
   3/28/97        12,510.04         12,149.87         10,815.06       12,072.19
    4/4/97        12,292.48         11,892.54         10,826.05       11,862.24
   4/11/97        12,267.37         11,680.38         10,837.60       11,838.02
   4/18/97        12,468.20         12,018.59         10,849.15       12,031.82
   4/25/97        12,585.35         12,056.44         10,860.70       12,144.87
    5/2/97        13,288.26         12,598.38         10,872.24       12,823.17
    5/9/97        13,505.83         12,937.19         10,883.84       13,033.12
   5/16/97        13,606.24         13,206.19         10,895.44       13,130.02
   5/23/97        13,698.29         13,328.19         10,907.04       13,218.85
   5/30/97        13,614.61         13,210.08         10,918.64       13,138.10
    6/6/97        13,807.07         13,420.50         10,930.24       13,323.82
   6/13/97        14,192.00         13,813.81         10,941.90       13,695.28
   6/20/97        14,359.35         13,881.65         10,953.56       13,856.78
   6/27/97        14,409.56         13,887.83         10,965.21       13,905.23
    7/4/97        14,769.38         14,208.95         10,976.88       14,252.45
   7/11/97        15,120.83         14,216.43         10,988.52       14,591.61
   7/18/97        15,212.88         14,224.56         11,000.16       14,680.43
   7/25/97        15,706.59         14,368.55         11,011.81       15,156.86
    8/1/97        16,191.93         14,374.24         11,023.45       15,625.21
    8/8/97        16,016.20         14,275.93         11,035.08       15,455.64
   8/15/97        15,497.39         13,897.39         11,046.71       14,954.98
   8/22/97        15,522.50         13,928.99         11,058.33       14,979.21
   8/29/97        15,002.57         13,543.36         11,069.96       14,477.48
    9/5/97        15,530.88         13,912.35         11,081.59       14,987.30
   9/12/97        15,153.51         13,735.77         11,093.35       14,623.14
   9/19/97        15,782.46         14,077.90         11,105.10       15,230.08
   9/26/97        15,790.85         14,197.66         11,116.86       15,238.17
   10/3/97        16,310.78         14,466.34         11,128.61       15,739.91
  10/10/97        16,101.13         14,368.30         11,140.48       15,537.59
  10/17/97        15,832.78         14,152.12         11,152.35       15,278.63
  10/24/97        15,488.95         13,862.74         11,164.23       14,946.84
  10/31/97        14,935.48         13,531.83         11,176.10       14,412.74
   11/7/97        15,094.81         13,504.03         11,187.97       14,566.49
  11/14/97        14,910.32         13,336.08         11,199.91       14,388.46
  11/21/97        15,564.43         13,950.82         11,211.84       15,019.67
  11/28/97        15,497.34         13,773.44         11,223.77       14,954.93
   12/5/97        16,218.54         14,096.24         11,235.71       15,650.89
  12/12/97        15,673.45         13,704.59         11,248.30       15,124.88
  12/19/97        15,571.37         13,635.18         11,260.90       15,026.37
  12/26/97        15,449.99         13,536.92         11,273.49       14,909.24
    1/2/98        16,108.91         13,974.42         11,286.08       15,545.10
    1/9/98        15,675.41         13,441.48         11,299.07       15,126.77
   1/16/98        16,022.21         13,856.84         11,312.05       15,461.43
   1/23/98        15,666.74         14,019.47         11,325.04       15,118.40
   1/30/98        16,100.24         14,334.24         11,338.03       15,536.73
    2/6/98        16,655.12         14,872.80         11,351.01       16,072.19
   2/13/98        16,637.78         14,820.99         11,362.92       16,055.46
   2/20/98        16,854.53         14,992.99         11,374.82       16,264.62
   2/27/98        17,062.61         15,306.17         11,386.73       16,465.42
    3/6/98        17,131.97         15,337.84         11,398.64       16,532.35
   3/13/98        17,296.70         15,607.57         11,410.79       16,691.32
   3/20/98        17,600.15         15,868.10         11,422.95       16,984.15
   3/27/98        17,825.57         15,979.66         11,435.11       17,201.68
    4/3/98        18,371.79         16,110.59         11,447.27       17,728.77
   4/10/98        18,337.11         16,253.00         11,459.48       17,695.31
   4/17/98        18,475.83         16,240.91         11,471.70       17,829.17
   4/24/98        18,103.02         16,080.41         11,483.91       17,469.41
    5/1/98        18,224.40         16,222.79         11,496.12       17,586.54
    5/8/98        18,059.67         16,103.93         11,508.45       17,427.58
   5/15/98        18,103.02         16,077.96         11,520.79       17,469.41
   5/22/98        18,068.34         16,228.88         11,533.12       17,435.94
   5/29/98        17,886.27         15,913.55         11,545.45       17,260.25
    6/5/98        18,120.36         16,131.93         11,557.78       17,486.14
   6/12/98        18,155.04         15,701.81         11,570.04       17,519.61
   6/19/98        18,198.39         15,917.91         11,582.24       17,561.44
   6/26/98        18,761.94         16,130.13         11,594.50       18,105.27
    7/3/98        19,186.77         16,529.78         11,606.79       18,515.23
   7/10/98        19,689.63         16,585.77         11,619.17       19,000.49
   7/17/98        20,166.48         17,100.21         11,631.55       19,460.66
   7/24/98        19,524.90         16,558.46         11,643.92       18,841.53
   7/31/98        19,212.78         16,269.75         11,656.30       18,540.33
    8/7/98        18,614.55         15,747.37         11,668.67       17,963.04
   8/14/98        18,030.15         15,244.07         11,681.03       17,399.09
   8/21/98        18,135.03         15,296.50         11,693.40       17,500.30
   8/28/98        17,112.47         14,571.58         11,705.76       16,513.54
    9/4/98        16,273.45         14,330.65         11,718.13       15,703.88
   9/11/98        16,553.13         14,572.04         11,730.48       15,973.77
   9/18/98        16,544.39         14,511.26         11,742.84       15,965.33
   9/25/98        16,692.96         14,638.98         11,755.19       16,108.71
   10/2/98        16,177.32         13,911.16         11,767.47       15,611.11
   10/9/98        15,399.48         14,002.20         11,779.32       14,860.50
  10/16/98        15,303.34         15,144.93         11,791.17       14,767.72
  10/23/98        14,997.45         15,325.46         11,803.01       14,472.54
  10/30/98        15,067.37         15,654.47         11,814.86       14,540.01
   11/6/98        15,347.04         16,176.20         11,826.64       14,809.89
  11/13/98        15,233.42         15,856.06         11,838.40       14,700.25
  11/20/98        15,661.67         16,527.67         11,850.16       15,113.51
  11/27/98        15,766.55         16,895.01         11,861.92       15,214.72
   12/4/98        15,845.21         16,567.26         11,874.00       15,290.62
  12/11/98        15,853.95         16,505.78         11,886.52       15,299.06
  12/18/98        15,967.56         16,787.90         11,899.04       15,408.70
  12/25/98        16,264.72         17,224.88         11,911.56       15,695.45
    1/1/99        16,422.03         17,400.77         11,924.08       15,847.26
    1/8/99        16,631.79         18,018.36         11,935.37       16,049.67
   1/15/99        16,221.02         17,462.85         11,946.67       15,653.28
   1/22/99        16,054.96         17,284.19         11,957.97       15,493.04
   1/29/99        16,500.69         17,784.20         11,969.26       15,923.16
    2/5/99        16,107.40         17,379.66         11,980.46       15,543.64
   2/12/99        16,107.40         17,235.89         11,991.57       15,543.64
   2/19/99        15,932.60         17,192.61         12,002.69       15,374.96
   2/26/99        15,923.86         17,313.58         12,013.80       15,366.53
    3/5/99        16,046.22         17,594.59         12,024.94       15,484.60
   3/12/99        16,142.36         18,007.38         12,036.09       15,577.38
   3/19/99        15,976.30         18,182.34         12,047.25       15,417.13
   3/26/99        15,801.51         17,810.51         12,058.41       15,248.45
    4/2/99        15,923.86         18,128.66         12,069.57       15,366.53
    4/9/99        16,422.03         18,763.37         12,080.77       15,847.26
   4/16/99        15,880.17         18,554.24         12,091.97       15,324.36
   4/23/99        16,282.19         18,817.89         12,103.17       15,712.32
   4/30/99        15,985.04         18,750.56         12,114.38       15,425.57
    5/7/99        15,827.73         18,817.09         12,125.50       15,273.76
   5/14/99        15,679.15         18,566.58         12,136.60       15,130.38
   5/21/99        15,810.25         18,430.39         12,147.71       15,256.89
   5/28/99        15,548.05         18,042.09         12,158.82       15,003.87
    6/4/99        15,810.25         18,388.92         12,169.97       15,256.89
   6/11/99        15,259.64         18,459.11         12,181.19       14,725.55
   6/18/99        15,836.47         18,818.52         12,192.42       15,282.19
   6/25/99        15,705.37         18,543.22         12,203.64       15,155.68
   6/30/99        16,151.10         18,913.17         12,211.65       15,585.81

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class D and a comparable index. The performance of Class D is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

-------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI World Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries. The percentage change in the value of the index includes dividends reinvested.

--------------------------------------------------------------------------------
              GAM Global Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE COMMENT


     The six-month period under review continues to be a challenging one for the management of the fund. A sharp upwards move in the Japanese and other Asian stockmarkets, combined with strong moves in the prices of cyclical companies and other `value' driven opportunities in both the American and European stockmarkets, underlined investors' belief that an economic upturn is on the way in Asia and that the European economies are similarly about to enter a period of economic growth superior to that of the last two years. Those companies most closely associated with the economic cycle such as manufacturing, metal processing and chemical companies in Europe have mirrored the gains made by many traditional sectors in Japan such as shipbuilding, steel, engineering and the depressed banking sector. These moves in industries and markets where we are not represented have left the fund trailing the indices over the last six months. Moreover, the steady growth nature of many of our investments in food manufacturing, pharmaceuticals and utilities, for example, have been shunned as investors judged they were not sensitive to the anticipated economic upturn, causing the price of these securities to decline during the last six months. A rise in European and North American bond yields exacerbated the move.

     Insofar as it is possible to form a general view, it is difficult to find much evidence for such an upturn either in Europe or in Japan. For example in Japan, car sales, housing starts, department store sales and capital spending to name a few measures are all lower than where they were a year ago. Even exports, the traditional mainstay of Japan's economic fortunes, have not shown any growth, as the growth in exports to the United States has not offset declines in exports to Europe and the rest of Asia. The much-heralded announcement of better-than-expected GDP growth numbers in the first quarter, revealed on closer inspection that the economy had not grown at all compared with the first quarter of 1998. Against this background, the forecast of a tripling of company earnings in the year to March 2000 seems to rely heavily on companies' efforts to restructure operations by lowering costs. While there is some evidence that this is underway to a limited extent for some companies, it in no way seems to be of the scale required to meet analysts' expectations. Nor does such a move, assuming it occurs, appear to offer the potential to act as a surprise. For example, if earnings were to triple, the forward multiple for the Japanese stockmarket - the TSE - stands at a demanding 52x current year earnings.

     In Europe, we believe much better value is to be found overall, even though we can see little evidence of faster growth which many believe. Europe's bond markets have fallen sharply, in turn triggering declines in prices in many growing companies as investors attached a lower multiple to those companies' earnings. In addition, the enthusiasm for more rapid growth, combined with perhaps higher inflation, caused investors to shun investments in more stable growth sectors. In our view this represents an opportunity to increase holdings in those areas which have been sold down, yet still offer an attractive outlook. For example, we have been adding to our exposure in Stagecoach in the United Kingdom. The improving efficiency and profitability of Britain's commuter rail industry offers an attractive opportunity for the major train operating companies and the recent acquisition of Coach USA potentially offers the company a springboard for further earnings enhancing deals. This purchase and others have been financed largely from our bond holdings. If, as we expect, long-term interest rates for euro-denominated bonds start to decline again, a relatively better performance will be achieved from selected stocks than from the bonds themselves. At the time of writing there seems to be some evidence that this is beginning to occur.

     The United States continues to be our largest area of investment. In large part, this is because the industries in which we wish to invest, such as technology, computer services and software, are best represented there but also because it has been generally easier to identify companies with an earnings outlook which is reasonably priced. During the last six months we have added several new names to our holdings including Oracle and 3Coms. Both of these companies' share prices have suffered from concerns which do not appear justified and in our view have every chance of delivering growth above the market average over the next few years.

     The fund remained substantially hedged back into the US dollar for the last six months. We are satisfied with the outlook and are confident that the conditions of low inflation and moderate economic growth in our major markets will favour our investment position. Every opportunity appears to be there to improve upon the disappointing returns achieved over the last nine months.

     Also of note, as of 28th July, 1999 the fund manager received Board approval to change a non-fundamental investment restriction which will allow the fund to engage in short selling.

--------------------------------------------------------------------------------
                   GAM Global Fund - Statement of Investments
--------------------------------------------------------------------------------

AS AT 30TH JUNE, 1999 (UNAUDITED)


                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------

ADJUSTABLE RATE INDEX NOTES - 2.0%
                    UNITED KINGDOM - 2.0%
           +        DLJ ARIN, Indexed to 200,000 shares
                      Colt Telecom 1999-10-06                         1,328,062
           +        DLJ ARIN, Indexed to 220,000 shares
                      Orange 1999-09-03                                 756,269
           +        DLJ ARIN, Indexed to 100,000 shares
                      TeleWest Communications 2000-03-04                169,969
           +        DLJ ARIN, Indexed to 71,069 shares
                      TeleWest Communications 2000-03-24                108,764
           +        DLJ ARIN, Indexed to 202,113 shares
                      TeleWest Communications 2000-06-12                175,236
                                                                  --------------
TOTAL ADJUSTABLE RATE INDEX NOTES (COST $2,898,139)                   2,538,300
                                                                  --------------
BONDS - 2.4%
                    GERMANY - 2.4%
$  2,467,114        Bundes Deutschland 6.50% 2027-07-04               2,946,771
                                                                  --------------
TOTAL BONDS (COST $3,537,589)                                         2,946,771
                                                                  --------------
BOND WARRANTS - 0.4%
                    GERMANY - 0.4%
 *19,870,550        Bundes Deutschland 5.62%
                      104.92 EUR Calls 2000-06-02                       460,791
                                                                  --------------
TOTAL BOND WARRANTS (COST $633,924)                                     460,791
                                                                  --------------
EQUITIES - 89.8%
                    FINLAND - 2.9%
      40,615        Nokia A                                           3,558,087
                                                                  --------------
                                                                      3,558,087
                                                                  --------------
                    FRANCE - 3.9%
     *83,101        Credit Lyonnais                                   3,068,770
       2,653        L'Oreal                                           1,792,343
                                                                  --------------
                                                                      4,861,113
                                                                  --------------
                    NETHERLANDS - 4.5%
     119,598        Fortis AMEV                                       3,691,747
      46,852        Wolters Kluwer                                    1,863,918
                                                                  --------------
                                                                      5,555,665
                                                                  --------------
                    SWITZERLAND - 4.0%
       1,372        Novartis                                          2,003,757
         159        Roche Holding Genussscheine                       1,634,704
       2,144        Zurich Allied                                     1,219,389
                                                                  --------------
                                                                      4,857,850
                                                                  --------------
                    UNITED KINGDOM - 7.8%
      56,207        Barclays                                          1,635,643
     120,122        Hyder                                             1,418,309
     216,074        National Power                                    1,573,660
     596,582        Stagecoach Holdings                               2,137,177
     180,373        Thames Water                                      2,860,460
                                                                  --------------
                                                                      9,625,249
                                                                  --------------
                    UNITED STATES - 66.7%
     137,184        3COM                                              3,661,098
      59,067        Abbott Laboratories                               2,687,549
      32,251        American International Group                      3,775,383
     *79,037        Amerisource Health                                2,015,444
      41,941        Bristol-Myers Squibb                              2,954,219
      96,387        Computer Associates International                 5,301,285
     *45,683        Computer Sciences                                 3,160,693


                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------
      64,640        Federal Home Loan Mortgage Association            3,749,120
      69,686        First Union                                       3,275,242
      73,436        Galileo International                             3,924,236
      43,946        IMS Health                                        1,373,312
      86,105        Intel                                             5,123,247
      37,566        Johnson & Johnson                                 3,681,468
      62,501        Merck                                             4,625,074
     *42,649        Microsoft                                         3,846,407
    *111,936        Nielsen Media Research                            3,274,128
    *115,000        Oracle                                            4,269,375
      72,106        Owens Corning                                     2,478,644
      37,289        Pfizer                                            4,092,468
      54,494        Procter & Gamble                                  4,863,589
      82,838        Schering-Plough                                   4,390,414
     *36,424        Starbucks                                         1,368,176
     *64,392        Tellabs                                           4,350,484
                                                                  --------------
                                                                     82,241,055
                                                                  --------------
TOTAL EQUITIES (COST $93,659,875)
                                                                    110,699,019
                                                                  --------------
OPTIONS - 1.6%
                  FRANCE - 0.6%
      *3,706        Bouygues
                      322.33 EUR Puts 2000-02-22                        756,699
                                                                  --------------
                                                                        756,699
                                                                  --------------
                    JAPAN - 1.0%
    *106,920        Tostem
                      3016.09 JPY Puts 1999-11-19                     1,221,900
                                                                  --------------
                                                                      1,221,900
                                                                  --------------
TOTAL OPTIONS (COST $2,785,062)
                                                                      1,978,599
                                                                  --------------
PREFERRED SHARES - 2.0%
                    GERMANY - 2.0%
       6,231        SAP Pfd                                           2,488,517
                                                                  --------------
TOTAL PREFERRED SHARES (COST $2,724,825)
                                                                      2,488,517
                                                                  --------------
TOTAL INVESTMENTS (COST $106,239,414**) - 98.2%
                                                                    121,111,997
                                                                  --------------
FUTURES - (0.6)%
         US$        JAPAN - (0.6)%
  *1,221,099        NIKKEI-225 Index (SMX) Futures
                      1999-09-30                                     (1,796,852)
                                                                  --------------
TOTAL FUTURES
                                                                     (1,796,852)
MARGIN ON DEPOSIT AS COLLATERAL
                                                                      1,032,868
                                                                  --------------
DUE TO BROKERS FOR FUTURE CONTRACTS
                                                                       (763,984)
                                                                  --------------
NET CURRENT ASSETS - 2.4%
                                                                      2,933,040
                                                                  --------------
TOTAL NET ASSETS - 100.0%
                                                                    123,281,053
                                                                  ==============

 * Non-income producing security.
** Cost for federal income tax purposes is identical.
+ Adjustable rate index notes are inversely indexed to the value of the underlying security.

Glossary of Terms:
EUR - Euro
JPY - Japanese Yen
SMX - Singapore International Monetary Exchange

See notes to financial statements.

--------------------------------------------------------------------------------
             GAM Global Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 1999

[GRAPHIC OMITTED]

United States                        66.7
United Kingdom                        9.8
Switzerland                           4.0
Netherlands                           4.5
Japan                                 0.4
Germany                               4.8
France                                4.5
Finland                               2.9
Net Current Assets                    2.4
                                     ----
                                      100

INVESTMENT ANALYSIS AS AT
30TH JUNE, 1999

[GRAPHIC OMITTED]

Banking                                   6.5
Insurance                                   7
Net current assets                        2.4
Other                                    24.7
Business & Public Services               19.2
Data Processing & Reproduction            9.6
Health & Personal Care                   24.2
Electrical & Electronics                  6.4
                                         ----
                                          100

--------------------------------------------------------------------------------
                                 GAM Europe Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]   JOHN  BENNETT,   INVESTMENT  DIRECTOR,  IS  RESPONSIBLE  FOR
                    EUROPEAN  MARKETS.  PRIOR TO JOINING  GAM IN 1993,  HE WAS A
                    SENIOR  FUND  MANAGER  AT  IVORY  &  SIME,  RESPONSIBLE  FOR
                    CONTINENTAL   EUROPEAN  EQUITY   PORTFOLIOS.   HE  COMMENCED
                    MANAGEMENT  OF GAM EUROPE  FUND ON 1ST  JANUARY,  1993.  MR.
                    BENNETT ALSO MANAGES THE OFFSHORE FUND GAM PAN EUROPEAN INC.
                    HE IS BASED IN LONDON.





     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Europe. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES


                                                       GAM
                                                    Europe
                                                   Class A
                                                    (after                      Average
                                     GAM           maximum        MSCI          1 Month
                                  Europe        sales load      Europe          Deposit
                                 Class A            of 5%)       Index             Rate
30th June, 1999               US$11.54            US$12.15       1,294.60
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           - 2.29              - 7.17         - 0.24       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                - 8.63              -13.20         - 2.27       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            -15.35              -19.58         - 0.54       + 5.26
-------------------------------------------------------------------------------------------
3 years to June, 1999           +10.90              + 9.02         +21.27       + 5.50
-------------------------------------------------------------------------------------------
5 years to June, 1999           +12.68              +11.53         +19.62       + 5.53
-------------------------------------------------------------------------------------------
Since inception                 + 5.89              + 5.32         +13.31       + 5.37
-------------------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 1st January 1990, Class B on 26th May, 1998 and Class C on 20th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
              GAM Europe Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
[Plot Points for Chart]
        Date          EUF/NTR         MSE            DUS            EUF/NTR/SL
         1/1/90       10,000.00       10,000.00      10,000.00       10,000.00
         1/8/90       10,002.00       10,275.00      10,009.45        9,501.90
        1/15/90        9,984.00       10,139.10      10,025.52        9,484.80
        1/22/90        9,680.00        9,748.57      10,050.79        9,196.00
        1/29/90        9,715.00        9,988.52      10,057.68        9,229.25
         2/5/90       10,099.00       10,277.83      10,073.76        9,594.05
        2/12/90        9,930.00        9,992.54      10,089.58        9,433.50
        2/19/90       10,103.00       10,045.44      10,105.40        9,597.85
        2/26/90        9,908.06        9,683.90      10,121.21        9,412.66
         3/5/90       10,048.00        9,672.75      10,137.03        9,545.60
        3/12/90       10,168.00        9,639.52      10,153.07        9,659.60
        3/19/90       10,324.00        9,846.59      10,169.11        9,807.80
        3/26/90       10,308.00        9,828.64      10,192.02        9,792.60
         4/2/90       10,300.00        9,739.98      10,208.06        9,785.00
         4/9/90       10,363.00        9,941.28      10,217.22        9,844.85
        4/16/90       10,332.00        9,973.32      10,233.63        9,815.40
        4/23/90       10,158.00        9,791.55      10,250.04        9,650.10
        4/30/90       10,200.00        9,642.67      10,266.45        9,690.00
         5/7/90       10,409.00       10,105.27      10,282.86        9,888.55
        5/14/90       10,444.00       10,278.42      10,299.63        9,921.80
        5/21/90       10,572.00       10,342.08      10,316.39       10,043.40
        5/28/90       10,530.00       10,333.96      10,333.15       10,003.50
         6/4/90       10,459.00       10,450.53      10,359.27        9,936.05
        6/11/90       10,340.00       10,351.63      10,366.29        9,823.00
        6/18/90       10,518.00       10,459.53      10,382.66        9,992.10
        6/25/90       10,591.00       10,742.41      10,406.06       10,061.45
         7/2/90       10,820.00       10,881.95      10,422.43       10,279.00
         7/9/90       10,777.00       10,993.57      10,443.49       10,238.15
        7/16/90       10,755.00       11,133.62      10,448.17       10,217.25
        7/23/90       10,906.00       11,117.06      10,464.55       10,360.70
        7/30/90       10,874.00       11,117.89      10,480.93       10,330.30
         8/6/90       10,203.00       10,618.23      10,497.31        9,692.85
        8/13/90       10,009.00       10,491.66      10,524.49        9,508.55
        8/20/90        9,658.00       10,227.70      10,529.02        9,175.10
        8/27/90        9,660.00       10,227.91      10,556.20        9,177.00
         9/3/90        9,359.00       10,058.61      10,560.73        8,891.05
        9/10/90        9,346.00        9,938.37      10,576.58        8,878.70
        9/17/90        9,306.00        9,824.65      10,599.59        8,840.70
        9/24/90        9,061.00        9,166.49      10,615.68        8,607.95
        10/1/90        8,993.00        9,317.26      10,631.78        8,543.35
        10/8/90        9,020.00       10,020.79      10,640.98        8,569.00
       10/15/90        8,870.00        9,803.47      10,657.69        8,426.50
       10/22/90        8,961.00        9,964.54      10,674.40        8,512.95
       10/29/90        8,856.00        9,846.78      10,691.11        8,413.20
        11/5/90        8,953.00        9,812.89      10,714.69        8,505.35
       11/12/90        8,920.00        9,793.33      10,723.86        8,474.00
       11/19/90        8,801.00       10,027.50      10,749.07        8,360.95
       11/26/90        8,594.00        9,948.37      10,755.95        8,164.30
        12/3/90        8,364.00        9,920.50      10,771.99        7,945.80
       12/10/90        8,570.00       10,306.96      10,788.04        8,141.50
       12/17/90        8,416.00        9,990.44      10,805.88        7,995.20
       12/24/90        8,105.00        9,490.51      10,831.37        7,699.75
       12/31/90        8,393.00        9,708.71      10,849.22        7,973.35
         1/7/91        8,216.00        9,387.77      10,859.41        7,805.20
        1/14/91        8,172.00        9,148.61      10,875.03        7,763.40
        1/21/91        8,341.00        9,641.40      10,890.65        7,923.95
        1/28/91        8,299.00        9,836.85      10,906.27        7,884.05
         2/4/91        8,508.00       10,200.30      10,921.89        8,082.60
        2/11/91        8,696.00       10,752.26      10,936.16        8,261.20
        2/18/91        8,568.00       10,923.10      10,960.62        8,139.60
        2/25/91        8,447.00       10,935.56      10,964.70        8,024.65
         3/4/91        8,264.00       10,781.77      10,987.24        7,850.80
        3/11/91        8,283.00       10,875.64      10,993.44        7,868.85
        3/18/91        8,190.00       10,646.87      11,007.92        7,780.50
        3/25/91        8,037.00       10,199.08      11,028.60        7,635.15
         4/1/91        8,212.00       10,230.65      11,043.08        7,801.40
         4/8/91        8,279.00       10,542.84      11,051.35        7,865.05
        4/15/91        8,345.00       10,687.69      11,064.60        7,927.75
        4/22/91        7,944.00       10,014.16      11,083.52        7,546.80
        4/29/91        7,895.00        9,941.99      11,091.09        7,500.25
         5/6/91        7,945.00       10,145.01      11,104.33        7,547.75
        5/13/91        7,946.00       10,228.64      11,116.85        7,548.70
        5/20/91        7,968.00       10,107.13      11,129.36        7,569.60
        5/27/91        7,972.00       10,361.50      11,141.87        7,573.40
         6/3/91        8,007.00       10,312.29      11,159.74        7,606.65
        6/10/91        7,911.00       10,163.73      11,166.89        7,515.45
        6/17/91        7,883.00        9,951.08      11,179.34        7,488.85
        6/24/91        7,755.00        9,802.46      11,197.12        7,367.25
         7/1/91        7,722.00        9,597.92      11,209.57        7,335.90
         7/8/91        7,666.00        9,544.09      11,216.68        7,282.70
        7/15/91        7,715.00        9,860.44      11,229.45        7,329.25
        7/22/91        7,767.00       10,089.00      11,242.23        7,378.65
        7/29/91        7,751.00       10,131.05      11,262.30        7,363.45
         8/5/91        7,757.00       10,312.40      11,267.77        7,369.15
        8/12/91        7,715.00       10,233.16      11,280.33        7,329.25
        8/19/91        7,133.00        9,361.96      11,292.90        6,776.35
        8/26/91        7,633.00       10,289.09      11,305.45        7,251.35
         9/2/91        7,702.00       10,440.69      11,318.01        7,316.90
         9/9/91        7,978.00       10,608.29      11,335.76        7,579.10
        9/16/91        8,010.00       10,627.34      11,347.84        7,609.50
        9/23/91        7,995.00       10,612.19      11,359.93        7,595.25
        9/30/91        7,942.00       10,704.72      11,372.02        7,544.90
        10/7/91        7,906.00       10,493.20      11,378.93        7,510.70
       10/14/91        7,795.00       10,297.75      11,390.52        7,405.25
       10/21/91        7,817.00       10,376.73      11,407.08        7,426.15
       10/28/91        7,660.00       10,227.08      11,413.70        7,277.00
        11/4/91        8,051.00       10,632.56      11,429.99        7,648.45
       11/11/91        8,056.00       10,698.87      11,436.26        7,653.20
       11/18/91        8,080.00       10,674.39      11,447.21        7,676.00
       11/25/91        8,016.00       10,539.96      11,458.17        7,615.20
        12/2/91        7,817.00       10,248.90      11,469.12        7,426.15
        12/9/91        7,930.00       10,391.40      11,484.86        7,533.50
       12/16/91        7,912.00       10,492.62      11,491.22        7,516.40
       12/23/91        8,231.00       10,560.62      11,508.74        7,819.45
       12/30/91        8,318.20       10,878.92      11,518.29        7,902.29
         1/6/92        8,431.33       11,173.54      11,524.66        8,009.77
        1/13/92        8,252.40       10,853.85      11,533.91        7,839.78
        1/20/92        8,210.36       11,069.64      11,543.17        7,799.85
        1/27/92        8,073.47       11,016.93      11,556.39        7,669.80
         2/3/92        8,145.69       11,069.20      11,561.68        7,738.41
        2/10/92        8,284.74       11,288.90      11,570.94        7,870.50
        2/17/92        7,991.55       10,939.48      11,579.95        7,591.97
        2/24/92        7,917.18       10,951.03      11,588.96        7,521.32
         3/2/92        8,004.49       11,106.09      11,604.42        7,604.26
         3/9/92        7,925.04       10,852.97      11,610.93        7,528.79
        3/16/92        7,825.69       10,634.73      11,616.18        7,434.41
        3/23/92        7,767.36       10,556.77      11,629.30        7,378.99
        3/30/92        7,813.81       10,673.51      11,638.48        7,423.12
         4/6/92        7,874.31       10,788.99      11,643.73        7,480.59
        4/13/92        7,889.43       11,046.04      11,652.94        7,494.96
        4/20/92        7,911.04       11,102.42      11,662.15        7,515.49
        4/27/92        7,876.47       11,307.82      11,671.36        7,482.64
         5/4/92        7,923.07       11,413.21      11,686.67        7,526.92
        5/11/92        8,044.32       11,713.08      11,689.11        7,642.11
        5/18/92        8,223.00       11,897.62      11,701.31        7,811.85
        5/25/92        8,175.62       11,880.33      11,711.07        7,766.84
         6/1/92        8,139.82       11,938.19      11,718.39        7,732.83
         6/8/92        8,173.46       11,805.89      11,723.27        7,764.79
        6/15/92        8,181.27       11,708.90      11,731.98        7,772.21
        6/22/92        8,202.72       11,561.99      11,745.68        7,792.58
        6/29/92        8,489.45       11,748.58      11,753.14        8,064.98
         7/6/92        8,596.50       11,725.64      11,758.12        8,166.67
        7/13/92        8,715.86       11,837.51      11,766.72        8,280.07
        7/20/92        8,649.96       11,598.06      11,775.32        8,217.46
        7/27/92        8,695.33       11,127.17      11,787.59        8,260.57
         8/3/92        8,662.93       11,387.11      11,798.65        8,229.78
        8/10/92        8,861.70       11,122.38      11,801.10        8,418.62
        8/17/92        8,803.36       11,169.98      11,808.46        8,363.20
        8/24/92        9,251.69       11,252.06      11,815.82        8,789.10
        8/31/92        9,176.07       11,289.34      11,826.33        8,717.26
         9/7/92        9,238.73       11,500.65      11,830.53        8,776.79
        9/14/92        8,774.20       11,131.10      11,838.05        8,335.49
        9/21/92        8,376.46       10,820.86      11,850.93        7,957.64
        9/28/92        8,553.82       10,811.32      11,856.30        8,126.12
        10/5/92        8,964.33       10,522.87      11,863.58        8,516.11
       10/12/92        8,534.37       10,488.60      11,870.54        8,107.65
       10/19/92        8,505.20       10,358.49      11,874.52        8,079.94
       10/26/92        8,136.82       10,421.33      11,884.47        7,729.98
        11/2/92        7,979.10       10,234.78      11,888.45        7,580.14
        11/9/92        7,893.75       10,209.41      11,895.42        7,499.06
       11/16/92        7,924.00       10,240.82      11,902.55        7,527.80
       11/23/92        7,926.16       10,136.92      11,914.77        7,529.85
       11/30/92        7,906.72       10,336.17      11,919.86        7,511.38
        12/7/92        8,074.16       10,608.27      11,923.94        7,670.45
       12/14/92        8,162.75       10,457.44      11,933.37        7,754.61
       12/21/92        8,144.38       10,714.85      11,946.84        7,737.16
       12/28/92        7,968.29       10,591.94      11,956.28        7,569.88
         1/4/93        7,866.96       10,486.75      11,964.81        7,473.61
        1/11/93        7,893.82       10,522.21      11,968.98        7,499.13
        1/18/93        8,077.02       10,645.31      11,980.47        7,673.17
        1/25/93        8,205.45       10,814.44      11,983.61        7,795.18
         2/1/93        7,937.70       10,534.09      11,990.92        7,540.82
         2/8/93        8,023.68       10,660.34      11,998.23        7,622.50
        2/15/93        7,928.99       10,540.49      12,005.28        7,532.54
        2/22/93        8,090.08       10,812.79      12,012.32        7,685.57
         3/1/93        8,207.62       10,879.20      12,023.40        7,797.24
         3/8/93        8,279.46       11,017.70      12,026.42        7,865.49
        3/15/93        8,219.60       10,897.81      12,038.53        7,808.62
        3/22/93        8,271.31       10,972.47      12,045.59        7,857.74
        3/29/93        8,315.38       11,075.11      12,050.63        7,899.61
         4/5/93        8,266.40       11,257.32      12,054.67        7,853.08
        4/12/93        8,343.67       11,377.59      12,061.75        7,926.49
        4/19/93        8,397.01       11,420.02      12,068.83        7,977.16
        4/26/93        8,414.42       11,679.61      12,078.95        7,993.70
         5/3/93        8,284.90       11,477.82      12,084.01        7,870.66
        5/10/93        8,213.07       11,473.07      12,090.07        7,802.41
        5/17/93        8,227.22       11,446.02      12,097.03        7,815.85
        5/24/93        8,195.65       11,329.66      12,107.96        7,785.87
        5/31/93        8,357.82       11,661.56      12,110.94        7,939.93
         6/7/93        8,277.28       11,432.94      12,121.01        7,863.42
        6/14/93        8,370.88       11,622.15      12,125.16        7,952.34
        6/21/93        8,260.96       11,298.88      12,137.61        7,847.91
        6/28/93        8,305.58       11,335.71      12,142.80        7,890.30
         7/5/93        8,271.84       11,340.58      12,146.95        7,858.25
        7/12/93        8,402.45       11,277.32      12,154.08        7,982.33
        7/19/93        8,416.60       11,473.90      12,161.22        7,995.77
        7/26/93        8,479.72       11,444.61      12,168.35        8,055.74
         8/2/93        8,654.96       11,618.59      12,175.48        8,222.21
         8/9/93        8,783.39       12,008.80      12,182.62        8,344.22
        8/16/93        8,858.49       12,018.39      12,192.84        8,415.56
        8/23/93        8,885.70       12,337.17      12,196.93        8,441.41
        8/30/93        9,056.58       12,529.51      12,204.08        8,603.75
         9/6/93        9,013.04       12,731.33      12,211.24        8,562.39
        9/13/93        8,890.05       12,733.63      12,218.41        8,445.55
        9/20/93        8,887.87       12,577.83      12,225.58        8,443.48
        9/27/93        8,878.08       12,518.19      12,235.83        8,434.17
        10/4/93        8,887.87       12,661.33      12,240.95        8,443.48
       10/11/93        9,092.49       13,051.57      12,247.12        8,637.87
       10/18/93        9,116.44       13,035.54      12,254.30        8,660.62
       10/25/93        9,218.75       13,064.95      12,261.49        8,757.81
        11/1/93        9,142.56       12,923.26      12,271.76        8,685.43
        11/8/93        8,951.00       12,665.22      12,278.96        8,503.45
       11/15/93        8,964.06       12,734.07      12,283.08        8,515.86
       11/22/93        8,862.84       12,491.05      12,290.29        8,419.70
       11/29/93        8,956.44       12,634.64      12,300.59        8,508.62
        12/6/93        9,191.54       13,223.03      12,304.71        8,731.96
       12/13/93        9,309.09       13,374.45      12,312.82        8,843.63
       12/20/93        9,514.79       13,531.89      12,320.94        9,039.05
       12/27/93        9,797.78       13,955.47      12,332.52        9,307.89
         1/3/94        9,782.54       13,815.44      12,340.63        9,293.41
        1/10/94        9,992.60       14,003.02      12,345.27        9,492.97
        1/17/94        9,875.05       13,825.40      12,352.67        9,381.30
        1/24/94       10,043.76       13,990.52      12,364.29        9,541.57
        1/31/94       10,267.97       14,431.88      12,371.69        9,754.57
         2/7/94        9,991.51       13,975.26      12,374.86        9,491.94
        2/14/94        9,941.45       13,818.61      12,386.05        9,444.37
        2/21/94       10,073.14       13,904.31      12,392.15        9,569.48
        2/28/94        9,934.92       13,924.69      12,396.22        9,438.17
         3/7/94        9,857.64       13,880.66      12,403.34        9,364.76
        3/14/94        9,848.93       13,913.73      12,411.67        9,356.49
        3/21/94        9,802.13       13,676.93      12,419.99        9,312.02
        3/28/94        9,710.70       13,697.53      12,431.89        9,225.17
         4/4/94        9,563.77       13,330.71      12,437.86        9,085.58
        4/11/94        9,730.30       13,744.70      12,445.14        9,243.78
        4/18/94        9,655.20       13,605.17      12,457.28        9,172.44
        4/25/94        9,642.14       13,720.64      12,465.78        9,160.03
         5/2/94        9,919.68       14,186.56      12,470.63        9,423.69
         5/9/94        9,737.91       13,778.93      12,479.13        9,251.02
        5/16/94        9,865.26       13,941.57      12,488.40        9,371.99
        5/23/94        9,982.80       14,016.11      12,497.68        9,483.66
        5/30/94        9,755.33       13,518.95      12,506.95        9,267.56
         6/6/94        9,650.84       13,508.53      12,516.22        9,168.30
        6/13/94        9,648.67       13,514.85      12,533.46        9,166.23
        6/20/94        9,457.11       13,259.82      12,540.63        8,984.25
        6/27/94        9,429.90       13,327.20      12,550.69        8,958.40
         7/4/94        9,404.86       13,427.37      12,562.54        8,934.62
        7/11/94        9,739.00       13,848.41      12,571.70        9,252.05
        7/18/94        9,888.11       14,119.65      12,577.81        9,393.71
        7/25/94        9,847.84       14,065.13      12,588.49        9,355.45
         8/1/94        9,937.09       14,221.05      12,603.75        9,440.24
         8/8/94       10,085.11       14,424.71      12,615.91        9,580.86
        8/15/94        9,940.36       14,178.09      12,624.98        9,443.34
        8/22/94       10,050.29       14,346.53      12,631.02        9,547.77
        8/29/94       10,091.64       14,463.49      12,646.14        9,587.06
         9/5/94       10,150.42       14,557.45      12,652.18        9,642.90
        9/12/94       10,068.79       14,380.79      12,663.71        9,565.35
        9/19/94        9,953.42       14,188.93      12,675.24        9,455.75
        9/26/94        9,752.06       13,959.33      12,691.70        9,264.46
        10/3/94        9,681.32       13,775.06      12,703.23        9,197.25
       10/10/94        9,748.80       13,943.33      12,709.81        9,261.36
       10/17/94       10,093.82       14,593.59      12,721.84        9,589.13
       10/24/94        9,908.79       14,345.41      12,739.04        9,413.35
       10/31/94       10,026.34       14,563.64      12,745.91        9,525.02
        11/7/94        9,889.20       14,299.27      12,757.95        9,394.74
       11/14/94        9,795.60       14,261.20      12,776.93        9,305.82
       11/21/94        9,696.56       14,200.57      12,787.29        9,211.73
       11/28/94        9,498.47       13,933.04      12,794.19        9,023.54
        12/5/94        9,477.79       13,948.83      12,806.27        9,003.90
       12/12/94        9,290.58       13,575.86      12,820.85        8,826.05
       12/19/94        9,329.76       13,819.43      12,835.44        8,863.28
       12/26/94        9,347.18       13,961.50      12,856.27        8,879.82
         1/2/95        9,416.84       14,089.83      12,870.85        8,945.99
         1/9/95        9,392.89       13,949.02      12,879.19        8,923.25
        1/16/95        9,520.23       14,222.21      12,899.92        9,044.22
        1/23/95        9,428.81       13,933.26      12,908.21        8,957.37
        1/30/95        9,484.32       14,036.54      12,922.72        9,010.10
         2/6/95        9,435.34       14,182.05      12,937.23        8,963.57
        2/13/95        9,475.61       14,322.05      12,951.96        9,001.83
        2/20/95        9,491.94       14,383.37      12,966.69        9,017.34
        2/27/95        9,515.88       14,323.86      12,981.43        9,040.09
         3/6/95        9,757.51       14,706.86      12,996.16        9,269.63
        3/13/95        9,489.76       14,244.18      13,011.11        9,015.27
        3/20/95        9,579.01       14,565.45      13,026.07        9,100.06
        3/27/95        9,601.86       14,631.27      13,047.43        9,121.77
         4/3/95        9,782.54       14,927.33      13,060.25        9,293.41
        4/10/95        9,718.32       14,960.53      13,077.37        9,232.41
        4/17/95       10,106.88       15,303.66      13,085.97        9,601.54
        4/24/95        9,868.52       15,288.73      13,101.01        9,375.10
         5/1/95        9,981.72       15,463.96      13,116.05        9,482.63
         5/8/95       10,216.81       15,777.03      13,131.09        9,705.97
        5/15/95       10,043.76       15,461.03      13,146.04        9,541.57
        5/22/95       10,020.90       15,330.15      13,161.00        9,519.85
        5/29/95       10,265.79       15,813.97      13,184.49        9,752.50
         6/5/95       10,346.33       16,067.18      13,190.90        9,829.01
        6/12/95       10,282.11       15,873.07      13,205.92        9,768.01
        6/19/95       10,302.79       16,020.18      13,227.38        9,787.65
        6/26/95       10,314.77       15,960.10      13,242.40        9,799.03
         7/3/95       10,396.40       16,071.79      13,255.28        9,876.58
        7/10/95       10,598.84       16,470.38      13,272.54       10,068.90
        7/17/95       10,659.79       16,583.87      13,281.27       10,126.80
        7/24/95       10,712.03       16,600.15      13,296.53       10,176.43
        7/31/95       10,832.85       16,778.42      13,311.80       10,291.20
         8/7/95       10,806.72       16,794.99      13,333.29       10,266.39
        8/14/95       10,623.87       16,357.03      13,347.83       10,092.68
        8/21/95       10,659.79       16,333.59      13,356.14       10,126.80
        8/28/95       10,658.70       16,240.07      13,370.67       10,125.77
         9/4/95       10,682.65       16,285.05      13,385.21       10,148.51
        9/11/95       10,757.75       16,398.48      13,399.97       10,219.86
        9/18/95       10,803.46       16,341.04      13,421.06       10,263.29
        9/25/95       10,679.38       16,505.05      13,435.82       10,145.41
        10/2/95       10,690.26       16,620.67      13,450.58       10,155.75
        10/9/95       10,677.20       16,529.37      13,459.01       10,143.34
       10/16/95       10,729.45       16,589.17      13,484.18       10,192.97
       10/23/95       10,555.30       16,392.39      13,488.37       10,027.54
       10/30/95       10,577.07       16,413.80      13,503.05       10,048.22
        11/6/95       10,684.82       16,546.47      13,517.73       10,150.58
       11/13/95       10,582.51       16,479.50      13,532.32       10,053.39
       11/20/95       10,691.35       16,812.32      13,546.90       10,156.79
       11/27/95       10,696.80       16,856.51      13,561.48       10,161.96
        12/4/95       10,638.02       16,714.80      13,576.06       10,106.12
       12/11/95       10,705.50       16,771.73      13,597.22       10,170.23
       12/18/95       10,666.32       16,728.87      13,605.68       10,133.00
       12/25/95       10,851.35       16,936.24      13,626.83       10,308.78
         1/1/96       10,999.82       17,213.68      13,641.64       10,449.83
         1/8/96       11,087.47       17,441.19      13,650.11       10,533.10
        1/15/96       11,098.43       17,210.30      13,664.50       10,543.51
        1/22/96       11,328.50       17,201.19      13,678.90       10,762.08
        1/29/96       11,350.42       17,033.99      13,693.30       10,782.90
         2/5/96       11,361.37       17,402.31      13,707.70       10,793.30
        2/12/96       11,405.20       17,381.61      13,721.50       10,834.94
        2/19/96       11,416.15       17,551.56      13,743.18       10,845.34
        2/26/96       11,580.49       17,611.49      13,749.10       11,001.47
         3/4/96       11,711.96       17,749.83      13,762.90       11,126.37
        3/11/96       11,646.23       17,339.22      13,776.43       11,063.92
        3/18/96       11,701.01       17,645.22      13,795.75       11,115.96
        3/25/96       11,788.66       17,780.25      13,809.28       11,199.22
         4/1/96       12,073.51       17,892.72      13,822.81       11,469.84
         4/8/96       12,194.03       18,025.85      13,830.54       11,584.33
        4/15/96       12,194.03       17,881.33      13,844.30       11,584.33
        4/22/96       12,347.41       18,205.29      13,858.06       11,730.04
        4/29/96       12,358.37       18,056.36      13,879.68       11,740.45
         5/6/96       12,292.63       17,831.13      13,885.58       11,678.00
        5/13/96       12,336.46       17,786.04      13,899.39       11,719.63
        5/20/96       12,489.84       17,976.63      13,923.07       11,865.35
        5/27/96       12,489.84       17,879.77      13,927.02       11,865.35
         6/3/96       12,555.58       18,122.63      13,940.83       11,927.80
        6/10/96       12,577.49       18,046.84      13,954.64       11,948.61
        6/17/96       12,555.58       18,251.70      13,968.53       11,927.80
        6/24/96       12,588.44       18,135.82      13,988.36       11,959.02
         7/1/96       12,643.22       18,387.94      14,002.25       12,011.06
         7/8/96       12,555.58       18,239.88      14,010.18       11,927.80
        7/15/96       12,369.32       18,038.97      14,024.29       11,750.86
        7/22/96       12,073.51       17,954.98      14,038.39       11,469.84
        7/29/96       12,040.64       17,935.80      14,052.50       11,438.61
         8/5/96       12,303.59       18,420.23      14,066.61       11,688.41
        8/12/96       12,268.88       18,447.27      14,080.77       11,655.44
        8/19/96       12,313.18       18,535.65      14,103.02       11,697.52
        8/26/96       12,412.83       18,819.32      14,109.09       11,792.19
         9/2/96       12,257.81       18,616.22      14,123.25       11,644.92
         9/9/96       12,313.18       18,749.84      14,137.42       11,697.52
        9/16/96       12,346.40       18,955.27      14,151.57       11,729.08
        9/23/96       12,246.74       18,742.30      14,185.93       11,634.40
        9/30/96       12,401.76       19,077.52      14,185.93       11,781.67
        10/7/96       12,479.27       19,364.58      14,194.02       11,855.31
       10/14/96       12,523.56       19,424.43      14,208.31       11,897.38
       10/21/96       12,590.00       19,606.32      14,222.60       11,960.50
       10/28/96       12,601.07       19,619.34      14,236.89       11,971.02
        11/4/96       12,479.27       19,531.30      14,259.09       11,855.31
       11/11/96       12,601.07       19,868.94      14,274.90       11,971.02
       11/18/96       12,822.53       20,253.94      14,288.74       12,181.41
       11/25/96       13,055.07       20,475.47      14,292.69       12,402.31
        12/2/96       13,032.92       20,452.64      14,306.53       12,381.27
        12/9/96       12,789.32       20,056.50      14,320.36       12,149.85
       12/16/96       12,833.61       20,034.17      14,341.21       12,191.93
       12/23/96       13,164.11       20,406.43      14,357.88       12,505.90
       12/30/96       13,265.46       20,680.68      14,370.39       12,602.19
         1/6/97       13,366.81       20,614.12      14,378.73       12,698.47
        1/13/97       13,693.38       20,785.45      14,393.46       13,008.71
        1/20/97       13,839.77       20,923.06      14,416.62       13,147.78
        1/27/97       13,693.38       20,702.02      14,429.24       13,008.71
         2/3/97       13,817.25       20,962.24      14,439.77       13,126.38
        2/10/97       14,076.25       21,436.14      14,452.40       13,372.44
        2/17/97       14,143.82       21,247.86      14,467.21       13,436.63
        2/24/97       14,233.90       21,373.34      14,492.60       13,522.21
         3/3/97       14,031.21       21,178.47      14,505.30       13,329.65
        3/10/97       14,335.25       21,857.02      14,511.65       13,618.49
        3/17/97       14,053.73       21,412.57      14,526.43       13,351.04
        3/24/97       13,929.86       21,057.61      14,547.55       13,233.36
        3/31/97       14,369.04       21,966.01      14,562.34       13,650.58
         4/7/97       14,076.25       21,226.22      14,570.79       13,372.44
        4/14/97       13,997.42       21,034.78      14,586.33       13,297.55
        4/21/97       14,278.95       21,591.52      14,601.88       13,565.00
        4/28/97       14,301.47       21,470.25      14,626.30       13,586.40
         5/5/97       14,594.26       22,156.75      14,632.96       13,864.54
        5/12/97       14,898.30       22,950.73      14,648.58       14,153.39
        5/19/97       14,977.13       23,159.41      14,673.11       14,228.27
        5/26/97       14,932.09       23,426.37      14,679.79       14,185.48
         6/2/97       14,673.08       22,757.12      14,697.63       13,939.43
         6/9/97       15,033.44       23,447.38      14,711.01       14,281.76
        6/16/97       15,258.66       23,808.70      14,726.71       14,495.72
        6/23/97       15,483.88       23,917.32      14,749.13       14,709.68
        6/30/97       15,675.31       23,950.26      14,764.82       14,891.55
         7/7/97       16,350.97       25,136.56      14,773.79       15,533.42
        7/14/97       16,497.37       25,060.64      14,798.42       15,672.50
        7/21/97       16,317.19       24,634.16      14,805.13       15,501.33
        7/28/97       16,700.06       24,816.46      14,820.81       15,865.06
         8/4/97       16,519.89       24,481.68      14,836.47       15,693.89
        8/11/97       16,474.84       24,690.39      14,852.13       15,651.10
        8/18/97       15,887.70       23,917.35      14,867.78       15,093.32
        8/25/97       15,967.71       24,082.99      14,883.42       15,169.32
         9/1/97       15,944.85       23,823.42      14,899.08       15,147.61
         9/8/97       16,196.31       24,376.36      14,914.72       15,386.49
        9/15/97       16,059.15       24,278.13      14,930.55       15,256.19
        9/22/97       16,550.64       25,153.43      14,955.41       15,723.11
        9/29/97       16,916.40       25,794.82      14,968.97       16,070.58
        10/6/97       17,225.01       26,420.39      14,984.86       16,363.76
       10/13/97       17,087.85       26,254.55      14,993.99       16,233.46
       10/20/97       16,630.65       25,632.51      15,009.97       15,799.12
       10/27/97       16,036.29       24,475.20      15,032.79       15,234.48
        11/3/97       16,310.61       25,030.12      15,041.92       15,495.08
       11/10/97       16,207.74       24,707.64      15,057.90       15,397.35
       11/17/97       16,116.30       24,899.31      15,085.44       15,310.49
       11/24/97       16,184.88       25,163.48      15,099.21       15,375.64
        12/1/97       16,379.19       25,456.52      15,106.09       15,560.23
        12/8/97       16,767.81       25,923.80      15,129.42       15,929.42
       12/15/97       16,411.69       25,373.89      15,139.10       15,591.11
       12/22/97       16,614.81       25,345.26      15,168.16       15,784.07
       12/29/97       16,885.63       25,945.43      15,180.26       16,041.35
         1/5/98       17,413.73       26,477.34      15,189.95       16,543.04
        1/12/98       16,560.64       25,056.01      15,207.42       15,732.61
        1/19/98       17,169.99       26,080.33      15,224.91       16,311.49
        1/26/98       17,210.61       26,547.54      15,249.87       16,350.08
         2/2/98       17,819.96       27,601.61      15,267.35       16,928.96
         2/9/98       17,901.20       27,890.61      15,277.34       17,006.14
        2/16/98       18,185.56       28,037.26      15,293.36       17,276.28
        2/23/98       18,442.84       28,771.97      15,309.38       17,520.70
         3/2/98       19,092.81       29,610.54      15,325.41       18,138.17
         3/9/98       19,052.19       29,565.24      15,341.43       18,099.58
        3/16/98       19,526.12       30,269.74      15,369.49       18,549.82
        3/23/98       20,067.76       30,995.59      15,383.51       19,064.37
        3/30/98       20,392.75       31,131.00      15,397.54       19,373.11
         4/6/98       21,164.58       32,417.76      15,406.90       20,106.35
        4/13/98       20,812.52       32,324.90      15,423.33       19,771.89
        4/20/98       20,798.98       32,590.28      15,439.77       19,759.03
        4/27/98       19,485.50       30,893.22      15,456.20       18,511.22
         5/4/98       20,758.35       32,923.39      15,472.64       19,720.44
        5/11/98       20,595.86       32,908.02      15,489.24       19,566.07
        5/18/98       19,905.27       31,802.64      15,515.32       18,910.01
        5/25/98       20,826.06       33,280.22      15,531.92       19,784.76
         6/1/98       20,352.12       32,521.93      15,546.15       19,334.52
         6/8/98       20,961.47       33,552.34      15,562.71       19,913.39
        6/15/98       19,309.47       31,386.47      15,572.13       18,343.99
        6/22/98       19,485.50       31,982.52      15,595.62       18,511.22
        6/29/98       20,433.37       32,924.12      15,612.21       19,411.70
         7/6/98       21,083.34       33,650.03      15,628.73       20,029.17
        7/13/98       21,191.67       33,795.40      15,645.39       20,132.08
        7/20/98       22,031.21       35,244.54      15,662.05       20,929.65
        7/27/98       21,381.24       33,560.11      15,678.71       20,312.18
         8/3/98       21,042.71       33,007.39      15,695.36       19,990.58
        8/10/98       20,206.46       31,758.65      15,712.01       19,196.14
        8/17/98       19,614.18       31,142.74      15,728.65       18,633.47
        8/24/98       19,462.66       30,742.99      15,745.29       18,489.53
        8/31/98       18,223.00       29,364.04      15,761.93       17,311.85
         9/7/98       18,746.41       30,215.38      15,778.57       17,809.09
        9/14/98       18,126.58       30,004.78      15,795.20       17,220.25
        9/21/98       16,845.60       27,794.66      15,811.82       16,003.32
        9/28/98       17,217.50       28,868.62      15,828.45       16,356.63
        10/5/98       15,702.36       26,143.82      15,844.69       14,917.24
       10/12/98       16,212.00       27,961.00      15,860.63       15,401.40
       10/19/98       17,093.53       29,436.70      15,876.58       16,238.86
       10/26/98       17,245.05       29,849.90      15,892.52       16,382.80
        11/2/98       17,837.33       31,135.82      15,908.45       16,945.46
        11/9/98       17,437.88       30,465.43      15,924.27       16,565.99
       11/16/98       17,754.69       31,100.97      15,940.10       16,866.95
       11/23/98       18,043.94       32,213.21      15,955.92       17,141.74
       11/30/98       18,154.13       32,092.16      15,971.75       17,246.43
        12/7/98       17,837.33       31,433.42      15,988.45       16,945.46
       12/14/98       17,738.69       31,383.40      16,005.30       16,851.76
       12/21/98       18,365.29       32,816.72      16,022.15       17,447.02
       12/28/98       18,753.18       33,432.75      16,039.00       17,815.52
         1/4/99       19,573.73       34,693.72      16,055.14       18,595.04
        1/11/99       19,364.86       34,388.02      16,070.35       18,396.62
        1/18/99       19,469.30       34,119.36      16,085.55       18,495.83
        1/25/99       18,902.37       33,099.20      16,100.76       17,957.25
         2/1/99       19,111.24       33,660.16      16,115.96       18,155.68
         2/8/99       18,439.88       32,552.11      16,130.92       17,517.89
        2/15/99       18,201.18       32,538.98      16,145.88       17,291.12
        2/22/99       18,066.91       32,459.85      16,160.84       17,163.56
         3/1/99       17,589.50       31,907.14      16,175.80       16,710.03
         3/8/99       17,828.21       32,439.40      16,190.81       16,936.79
        3/15/99       18,051.99       33,036.34      16,205.83       17,149.39
        3/22/99       17,887.88       32,848.88      16,220.84       16,993.49
        3/29/99       17,425.39       32,383.12      16,235.86       16,554.12
         4/5/99       17,455.23       32,662.54      16,250.91       16,582.47
        4/12/99       18,051.99       33,725.50      16,265.98       17,149.39
        4/19/99       17,634.26       33,519.50      16,281.06       16,752.55
        4/26/99       17,693.93       33,384.06      16,296.13       16,809.24
         5/3/99       17,947.56       33,949.04      16,311.17       17,050.18
        5/10/99       17,887.88       33,792.80      16,326.12       16,993.49
        5/17/99       17,261.28       32,432.61      16,341.07       16,398.22
        5/24/99       17,634.26       32,922.59      16,356.02       16,752.55
        5/31/99       17,112.09       32,191.31      16,370.97       16,256.49
         6/7/99       17,261.28       32,814.19      16,386.05       16,398.22
        6/14/99       17,350.80       33,081.46      16,401.15       16,483.26
        6/21/99       17,679.02       33,707.95      16,416.26       16,795.06
        6/28/99       17,320.96       32,939.06      16,431.36       16,454.91
        6/30/99       17,216.53       32,742.71      16,435.68       16,355.70


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


-------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 15 countries. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

[GRAPHIC OMITTED]
                                      GAM Europe
                GAM Europe  (after maximum sales load of 5%)  MSCI Europe Index
-------------------------------------------------------------------------------
One Year          (15.35)                (19.58)                    (0.54)
Three Years        10.90                   9.02                     21.27
Five Years         12.68                  11.53                     19.62
Since inception     5.89                   5.32                     13.31

ANNUAL PERFORMANCE - CLASS A

[GRAPHIC OMITTED]

GAM Europe Annual Performance data for table


                        GAM
                        Europe
        GAM             Class A
        Europe          (after maximum          MSCI
        Class A         sales load of 5%)       Europe Index
Year    %               %                       %
------------------------------------------------------------
1995    16.77           10.93                   22.13
1996    21.32           15.25                   21.57
1997    27.55           21.17                   24.20
1998    10.70            5.17                   28.91
1999*   (8.63)         (13.20)                  (2.27)

*6 months


                                                 GAM
                                              Europe
                                             Class A
                              GAM     (After Maximum             MSCI
                           Europe         Sales Load           Europe
                          Class A             of 5%)            Index
Year                            %                  %                %
--------------------------------------------------------------------------------
1995                        16.77              10.93            22.13
1996                        21.32              15.25            21.57
1997                        27.55              21.17            24.20
1998                        10.70               5.17            28.91
1999*                       (8.63)            (13.20)           (2.27)

* 6 months

--------------------------------------------------------------------------------
              GAM Europe Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES


                                                       GAM
                                                    Europe                      Average
                                     GAM           Class B        MSCI          1 Month
                                  Europe     with deferred      Europe          Deposit
                                 Class B     sales charge)       Index             Rate
30th June, 1999               US$11.59                           1,294.60
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           - 2.77              - 7.63         - 0.24       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                - 9.59              -14.11         - 2.27       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            -16.63              -19.71         - 0.54       + 5.26
-------------------------------------------------------------------------------------------
Since inception*                -17.01              -19.82         - 1.80       + 5.30
-------------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES



                                                       GAM
                                                    Europe                      Average
                                     GAM           Class C        MSCI          1 Month
                                  Europe     with deferred      Europe          Deposit
                                 Class C     sales charge)       Index             Rate
30th June, 1999                US$11.38                          1,294.60
-------------------------------------------------------------------------------------------
                                      %                  %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999            - 3.31             - 4.28         - 0.24       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                 -10.39             -11.29         - 2.27       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999             -17.93             -17.93         - 0.54       + 5.26
-------------------------------------------------------------------------------------------
Since inception*                 -17.03             -17.03         - 0.04       + 5.31
-------------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 20th May, 1998 for Class C shares.

THE COMMENT


     The fund's Class A NAV fell by 8.63% during the half year to June, compared with a decrease of 2.27% by the index. The fund was focused on the relatively small number of companies commanding strong franchises and pricing power. Hence, pharmaceuticals, domestic banks, insurance and media represented the key industrial choices. The investment themes remain largely unchanged and financials still represent 28.4% of the fund as the sector offers both economic sensitivity and fundamental restructuring.

     Our commitment to the telecoms sector was reduced during Q1 and further disposals mean that exposure now represents 6.5% of assets compared to a weighting of 14.6% in the index. We remain positive on the prospects for selected equipment suppliers - the share price of Ericsson undervalues its outstanding growth prospects and our position is 2.9% of assets. Somerfield continues to disappoint. Following an outstanding 1998, its weakness made a dent in YTD performance. We retain a reduced holding believing that substantial undervaluation has now emerged.

     A recent key feature is the emergence of opportunities in "mid cap" stocks. We are unearthing a number of situations where the valuation discount to Europe's "megacaps" is unsustainably large so some new positions have been created, notably Castorama, Imetal and M6. Further opportunities in second line stocks may arise.

     The testing conditions produced by rising global bond yields look likely to remain in the very short term. However, European 30-year bond yields nudging 5.5% are inconsistent with a zero or in some cases negative inflation rate. We believe the nominal interest rate is too high and foresee that stockmarket rotation into cyclicals will yield to investments in quality, growth franchises and selective interest sensitive stocks.

--------------------------------------------------------------------------------
                   GAM Europe Fund - Statement of Investments
--------------------------------------------------------------------------------

AS AT 30TH JUNE, 1999 (UNAUDITED)


                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------

EQUITIES - 97.1%
                    BELGIUM - 1.3%
      11,415        Fortis B                                            358,240
                                                                  --------------
                                                                        358,240
                                                                  --------------
                    DENMARK - 1.7%
       4,195        Den Danske Bank                                     453,689
                                                                  --------------
                                                                        453,689
                                                                  --------------
                    FINLAND - 2.1%
       6,520        Nokia A                                             571,186
                                                                  --------------
                                                                        571,186
                                                                  --------------
                    FRANCE - 16.4%
       2,970        AXA-UAP                                             362,120
       7,175        Banque Nationale de Paris                           597,509
       1,320        Carrefour                                           193,865
       1,400        Castrorama Dubois                                   331,869
       7,825        Compagnie Generale d'Industrie
                      et de Participations                              378,241
       2,590        Credit Commercial de France                         279,751
       2,850        Imetal                                              422,979
         240        L'Oreal                                             162,142
       1,615        Metropole Television                                339,392
       1,625        Pinault-Printemps-Redoute                           278,688
      *6,968        Sanofi-Synthelabo                                   295,522
       3,250        Total                                               419,036
       5,600        Valeo                                               461,731
                                                                  --------------
                                                                      4,522,845
                                                                  --------------
                    GERMANY - 13.4%
       1,385        Allianz                                             383,984
       5,500        BASF                                                242,899
       8,455        BHF Bank                                            289,310
         480        BMW                                                 329,973
       4,205        DaimlerChrysler                                     364,046
      16,365        Hoechst                                             740,443
       5,460        HypoVereinsbank                                     354,523
       2,515        Mannesmann                                          375,075
       1,505        Munchener Ruckversicherung New                      274,550
       4,560        Siemens                                             351,542
                                                                  --------------
                                                                      3,706,345
                                                                  --------------
                    ITALY - 2.3%
       3,870        Assicurazioni Generali                              134,018
      35,240        TIM                                                 210,293
      28,000        Telecom Italia                                      290,891
                                                                  --------------
                                                                        635,202
                                                                  --------------
                    NETHERLANDS - 13.7%
      12,835        ABN Amro                                            277,796
       3,520        Aegon                                               255,222
      *1,865        Equant                                              171,841
       5,380        ING                                                 291,107
       4,035        Koninklijke                                         138,900
       2,842        Koninklijke Philips Electronics                     280,169
      33,445        Telgraaf Holdings                                   658,379
      *1,950        Qiagen                                              129,630
      11,950        Royal Dutch Petroleum                               699,564
       7,531        Unilever                                            507,235
       9,635        VNU                                                 384,800
                                                                  --------------
                                                                      3,794,643
                                                                  --------------


                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------

                    PORTUGAL - 1.1%
       7,505        Brisa-Auto Estradas de Portugal                     309,401
   ++ *8,297        Sotancro                                                  -
                                                                  --------------
                                                                        309,401
                                                                  --------------
                    SPAIN - 2.6%
      12,800        Argentaria                                          291,418
       6,620        Endesa                                              141,098
      *5,970        Telefonica                                          287,406
                                                                  --------------
                                                                        719,922
                                                                  --------------
                    SWEDEN - 4.4%
      25,250        LM Ericsson B (Fria)                                810,735
      34,695        Svenska Handelsbank A                               416,982
                                                                  --------------
                                                                      1,227,717
                                                                  --------------
                    SWITZERLAND - 14.1%
         970        Adecco                                              519,854
       1,640        Credit Suisse Group                                 283,832
      *1,360        Geberit International                               310,185
         135        Julius Baer Holding                                 384,771
         250        Nestle                                              450,524
         440        Novartis                                            642,605
          59        Roche Holding Genussscheine                         606,588
       1,390        UBS                                                 414,952
         470        Zurich Allied                                       267,310
                                                                  --------------
                                                                      3,880,621
                                                                  --------------
                    UNITED KINGDOM - 22.7%
      27,385        Bank of Scotland                                    362,626
      10,540        Barclays                                            306,718
      26,850        BP Amoco                                            481,250
      28,030        British Telecom                                     469,702
      21,690        Daily Mail & General Trust A                      1,195,014
      22,535        EMAP                                                394,318
      20,565        Glaxo Wellcome                                      571,541
     *22,480        K S Biomedix Holdings                               148,306
      22,800        Lloyds TSB Group                                    309,101
      24,360        National Express Group                              388,811
       7,600        Railtrack Group                                     155,389
      18,560        Scottish Power                                      160,334
      25,075        Smithkline Beecham                                  325,910
      76,400        Somerfield                                          358,300
      39,225        Sun Life & Provincial Holdings                      280,264
      18,150        Vodaphone AirTouch                                  357,646
                                                                  --------------
                                                                      6,265,230
                                                                  --------------
                    UNITED STATES - 1.3%
       6,520        Pharmacia & Upjohn                                  361,074
                                                                  --------------
                                                                        361,074
                                                                  --------------
TOTAL EQUITIES (COST $26,792,816)                                    26,806,115
                                                                  --------------
PREFERRED SHARES - 2.2%
                    GERMANY - 2.2%
      16,373        Jungheinrich                                        269,829
         719        Marshollek, Lautenschlaeger und Partner             342,359
                                                                  --------------
TOTAL PREFERRED SHARES (COST $674,972)                                  612,188
                                                                  --------------
TOTAL INVESTMENTS (COST $27,467,788**) - 99.3%                       27,418,303
NET CURRENT ASSETS - 0.7%                                               181,821
                                                                  --------------
TOTAL NET ASSETS -100.0%                                             27,600,124
                                                                  ==============

 * Non-income producing security.
** Cost for federal income tax purposes is identical.
++ Fair value determined by Board of Directors.


See notes to financial statements.

--------------------------------------------------------------------------------
             GAM Europe Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 1999

[GRAPHIC OMITTED]

United Kingdom            22.7
Switzerland               14.1
Sweden                     4.4
Spain                      2.6
Portugal                   1.1
Netherland                13.7
Italy                      2.3
Germany                   15.6
France                    16.4
Finland                    2.1
Denmark                    1.7
Belgium                    1.3
United States              1.3
Net Current Assets         0.7
                          ----
                           100

INVESTMENT ANALYSIS AS AT
30TH JUNE, 1999

[GRAPHIC OMITTED]

Banking                              18.2
Insurance                             8.6
Net current assets                    0.7
Other                                34.5
Telecommunications                    6.5
Broadcasting & Publishing            10.8
Health & Personal Care               14.4
Electrical & Electronics              6.3
                                     ----
                                      100

--------------------------------------------------------------------------------
                             GAM Pacific Basin Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]   MICHAEL  S.  BUNKER,   INVESTMENT   DIRECTOR,   HAS  OVERALL
                    RESPONSIBILITY FOR ASIAN INVESTMENT POLICY. PRIOR TO JOINING
                    GAM  IN  1985,  HE  WORKED  FOR J.  ROTHSCHILD  CHARTERHOUSE
                    MANAGEMENT   LTD.  IN  HONG  KONG.  HE  HAS  OVER  20  YEARS
                    INVESTMENT  EXPERIENCE,   PRIMARILY  IN  ASIAN  MARKETS.  HE
                    COMMENCED  MANAGEMENT  OF GAM PACIFIC BASIN FUND ON 6TH MAY,
                    1987.  MR. BUNKER ALSO MANAGES THE OFFSHORE FUND GAM PACIFIC
                    INC. MR. BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG
                    KONG FOR 3 YEARS.



     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Indonesia, the Philippines, Korea, Taiwan, India, Australia and New Zealand. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be invested substantially in debt securities of Pacific Basin companies and their governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES


                                                       GAM
                                                   Pacific
                                                     Basin
                                                   Class A
                                     GAM            (after                      Average
                                 Pacific           maximum        MSCI          1 Month
                                   Basin        sales load     Pacific          Deposit
                                 Class A            of 5%)       Index             Rate
30th June, 1999               US$10.96            US$11.54       1,932.14
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           +24.12              +17.92         + 9.61       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                +33.17              +26.51         +21.95       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            +52.95              +45.30         +32.97       + 5.26
-------------------------------------------------------------------------------------------
5 years to June, 1999           - 1.29              - 2.30         - 3.54       + 5.53
-------------------------------------------------------------------------------------------
10 years to June, 1999          + 7.79              + 7.23         - 0.68       + 5.57
-------------------------------------------------------------------------------------------
Since inception                 + 7.32              + 6.86         + 0.12       + 6.04
-------------------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 6th May, 1987, Class B on 26th May, 1998, Class C on 1st June, 1998 and Class D on 18th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
           GAM Pacific Basin Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

[Plot Points for Chart]
         Date           GPB/NTR        CIP            DUS            GPB/NTR/SL
          5/6/87        10,000.00      10,000.00      10,000.00       10,000.00
         5/13/87        10,225.00      10,045.03      10,016.48        9,713.75
         5/20/87        10,364.00       9,591.02      10,029.29        9,845.80
         5/27/87        10,375.00       9,696.05      10,042.11        9,856.25
          6/3/87        10,462.00       9,829.25      10,054.94        9,938.90
         6/10/87        10,977.00      10,223.18      10,068.68       10,428.15
         6/17/87        10,474.00      10,053.83      10,082.43        9,950.30
         6/24/87        10,354.00       9,467.63      10,092.25        9,836.30
          7/1/87        10,214.00       9,024.23      10,106.00        9,703.30
          7/8/87        10,232.00       8,477.62      10,123.39        9,720.40
         7/15/87        10,582.00       8,705.56      10,136.84       10,052.90
         7/22/87        10,495.00       8,100.68      10,150.29        9,970.25
         7/29/87        10,766.00       8,772.76      10,163.75       10,227.70
          8/5/87        10,835.00       8,710.30      10,169.52       10,293.25
         8/12/87        11,142.00       9,172.34      10,190.38       10,584.90
         8/19/87        11,003.00       9,378.01      10,203.55       10,452.85
         8/26/87        11,155.00       9,780.13      10,216.73       10,597.25
          9/2/87        11,259.00       9,849.09      10,229.91       10,696.05
          9/9/87        11,168.00       9,504.54      10,243.89       10,609.60
         9/16/87        11,230.00       9,334.68      10,257.88       10,668.50
         9/23/87        11,234.00       9,255.23      10,267.88       10,672.30
         9/30/87        11,658.00       9,564.31      10,281.86       11,075.10
         10/7/87        12,013.00       9,543.17      10,301.15       11,412.35
        10/14/87        12,349.00      10,008.46      10,316.43       11,731.55
        10/21/87         8,159.00       8,742.08      10,325.17        7,751.05
        10/28/87         8,066.00       8,342.64      10,347.01        7,662.70
         11/4/87         7,990.00       8,658.08      10,362.30        7,590.50
        11/11/87         7,569.00       8,075.55      10,376.21        7,190.55
        11/18/87         7,997.00       8,716.02      10,390.12        7,597.15
        11/25/87         8,109.00       8,956.79      10,404.03        7,703.55
         12/2/87         7,938.00       8,845.73      10,417.94        7,541.10
         12/9/87         7,687.00       8,788.28      10,433.93        7,302.65
        12/16/87         7,966.00       9,060.05      10,449.91        7,567.70
        12/23/87         8,219.00       9,047.55      10,463.61        7,808.05
        12/30/87         8,187.00       8,842.48      10,477.31        7,777.65
          1/6/88         8,464.00       8,924.90      10,487.96        8,040.80
         1/13/88         8,261.00       8,877.35      10,510.27        7,847.95
         1/20/88         8,519.00       8,983.99      10,524.47        8,093.05
         1/27/88         8,449.00       9,308.99      10,536.64        8,026.55
          2/3/88         8,440.00       9,355.31      10,552.86        8,018.00
         2/10/88         8,280.00       9,377.49      10,566.27        7,866.00
         2/17/88         8,508.00       9,581.65      10,579.67        8,082.60
         2/24/88         8,696.00       9,968.72      10,593.08        8,261.20
          3/2/88         8,841.00      10,242.82      10,600.74        8,398.95
          3/9/88         9,034.00      10,307.06      10,620.09        8,582.30
         3/16/88         9,141.00      10,367.60      10,633.70        8,683.95
         3/23/88         9,244.00      10,593.13      10,645.35        8,781.80
         3/30/88         9,239.00      10,837.15      10,657.01        8,777.05
          4/6/88         9,199.00      10,837.14      10,674.45        8,739.05
         4/13/88         9,570.00      10,992.50      10,687.99        9,091.50
         4/20/88         9,408.00      10,991.66      10,693.79        8,937.60
         4/27/88         9,486.00      10,938.94      10,715.08        9,011.70
          5/4/88         9,764.00      11,144.94      10,722.82        9,275.80
         5/11/88         9,518.00      10,927.48      10,743.03        9,042.10
         5/18/88         9,629.00      10,971.43      10,757.43        9,147.55
         5/25/88         9,572.00      10,840.50      10,771.84        9,093.40
          6/1/88         9,660.00      10,741.94      10,786.24        9,177.00
          6/8/88         9,840.00      10,915.54      10,801.62        9,348.00
         6/15/88        10,081.00      11,029.42      10,817.01        9,576.95
         6/22/88        10,058.00      10,637.78      10,830.19        9,555.10
         6/29/88         9,865.00      10,197.52      10,843.38        9,371.75
          7/6/88         9,883.00      10,276.44      10,863.76        9,388.85
         7/13/88        10,118.00      10,433.48      10,879.76        9,612.10
         7/20/88        10,092.00      10,298.21      10,895.75        9,587.40
         7/27/88        10,209.00      10,618.77      10,911.74        9,698.55
          8/3/88        10,260.00      10,764.22      10,927.73        9,747.00
         8/10/88        10,028.00      10,289.60      10,944.50        9,526.60
         8/17/88        10,048.00      10,546.84      10,961.27        9,545.60
         8/24/88         9,820.00      10,317.87      10,978.03        9,329.00
         8/31/88         9,541.00       9,937.78      10,994.79        9,063.95
          9/7/88         9,737.00      10,133.04      11,012.19        9,250.15
         9/14/88         9,630.00      10,223.48      11,029.59        9,148.50
         9/21/88         9,527.00      10,154.38      11,037.04        9,050.65
         9/28/88         9,501.00      10,226.73      11,059.41        9,025.95
         10/5/88         9,317.00      10,234.75      11,081.78        8,851.15
        10/12/88         9,527.00      10,579.08      11,099.31        9,050.65
        10/19/88         9,648.00      10,780.48      11,116.84        9,165.60
        10/26/88         9,676.00      10,963.79      11,134.38        9,192.20
         11/2/88         9,608.00      11,179.77      11,151.91        9,127.60
         11/9/88         9,709.00      11,352.03      11,169.55        9,223.55
        11/16/88         9,781.00      11,791.27      11,187.20        9,291.95
        11/23/88         9,942.00      12,128.83      11,204.84        9,444.90
        11/30/88        10,080.00      12,093.78      11,222.49        9,576.00
         12/7/88        10,129.00      12,110.04      11,243.20        9,622.55
        12/14/88        10,148.00      12,064.51      11,263.92        9,640.60
        12/21/88        10,120.00      11,802.96      11,284.64        9,614.00
        12/28/88        10,167.00      12,103.53      11,299.43        9,658.65
          1/4/89        10,185.00      12,243.89      11,314.23        9,675.75
         1/11/89        10,581.00      12,536.76      11,345.75       10,051.95
         1/18/89        10,543.00      12,439.14      11,365.44       10,015.85
         1/25/89        10,576.00      12,453.55      11,385.12       10,047.20
          2/1/89        10,637.00      12,188.38      11,399.18       10,105.15
          2/8/89        10,821.00      12,440.01      11,424.76       10,279.95
         2/15/89        10,960.00      12,705.61      11,444.72       10,412.00
         2/22/89        10,725.00      12,609.32      11,464.68       10,188.75
          3/1/89        10,542.00      12,307.78      11,478.94       10,014.90
          3/8/89        10,574.00      12,138.38      11,506.53       10,045.30
         3/15/89        10,649.00      11,928.02      11,528.41       10,116.55
         3/22/89        10,623.00      11,633.89      11,550.30       10,091.85
         3/29/89        10,751.00      11,936.40      11,565.93       10,213.45
          4/5/89        10,899.00      12,283.89      11,594.08       10,354.05
         4/12/89        11,098.00      11,978.43      11,616.17       10,543.10
         4/19/89        11,217.00      11,996.12      11,638.27       10,656.15
         4/26/89        11,270.00      11,977.03      11,660.36       10,706.50
          5/3/89        11,503.00      12,116.93      11,682.46       10,927.85
         5/10/89        11,560.00      12,158.87      11,704.31       10,982.00
         5/17/89        11,496.00      11,731.16      11,726.15       10,921.20
         5/24/89        11,230.00      11,336.07      11,748.00       10,668.50
         5/31/89        11,228.00      11,376.86      11,769.84       10,666.60
          6/7/89        10,955.00      11,135.39      11,791.43       10,407.25
         6/14/89        10,874.00      10,666.42      11,813.01       10,330.30
         6/21/89        11,108.00      10,885.98      11,834.60       10,552.60
         6/28/89        11,183.00      11,001.59      11,850.02       10,623.85
          7/5/89        11,348.00      11,287.09      11,877.77       10,780.60
         7/12/89        11,607.00      11,468.07      11,899.12       11,026.65
         7/19/89        11,562.00      11,288.49      11,920.47       10,983.90
         7/26/89        11,906.00      11,754.45      11,941.83       11,310.70
          8/2/89        12,278.00      12,344.80      11,963.18       11,664.10
          8/9/89        12,430.00      12,149.72      11,983.04       11,808.50
         8/16/89        12,371.00      11,935.52      12,002.89       11,752.45
         8/23/89        12,528.00      11,846.84      12,014.23       11,901.60
         8/30/89        12,448.00      11,612.10      12,042.59       11,825.60
          9/6/89        12,436.00      11,354.72      12,063.09       11,814.20
         9/13/89        12,536.00      11,294.95      12,083.59       11,909.20
         9/20/89        12,605.00      11,446.70      12,104.08       11,974.75
         9/27/89        13,006.00      12,084.55      12,118.73       12,355.70
         10/4/89        13,059.00      11,924.62      12,133.36       12,406.05
        10/11/89        13,314.00      11,568.58      12,166.04       12,648.30
        10/18/89        12,820.00      11,696.61      12,187.01       12,179.00
        10/25/89        13,085.00      11,853.60      12,207.96       12,430.75
         11/1/89        13,207.00      11,825.26      12,228.93       12,546.65
         11/8/89        13,247.00      11,739.23      12,249.16       12,584.65
        11/15/89        13,377.00      11,902.40      12,269.39       12,708.15
        11/22/89        13,464.00      11,933.73      12,289.61       12,790.80
        11/29/89        13,632.00      12,349.85      12,309.84       12,950.40
         12/6/89        13,756.00      12,529.06      12,330.35       13,068.20
        12/13/89        14,056.00      12,509.87      12,342.07       13,353.20
        12/20/89        14,080.77      12,355.48      12,371.37       13,376.73
        12/27/89        14,535.92      12,635.73      12,386.02       13,809.12
          1/3/90        14,674.31      12,358.78      12,406.52       13,940.59
         1/10/90        14,701.98      12,062.90      12,432.32       13,966.88
         1/17/90        14,410.86      11,616.28      12,452.26       13,690.31
         1/24/90        14,192.51      11,569.00      12,463.65       13,482.88
         1/31/90        14,309.37      11,783.99      12,489.28       13,593.90
          2/7/90        14,483.64      11,705.29      12,511.75       13,759.46
         2/14/90        14,331.92      11,655.63      12,531.36       13,615.33
         2/21/90        14,047.97      11,132.37      12,550.97       13,345.57
         2/28/90        13,533.78      10,642.23      12,570.59       12,857.09
          3/7/90        13,772.23      10,249.84      12,590.48       13,083.62
         3/14/90        13,522.90       9,707.44      12,610.37       12,846.75
         3/21/90        13,345.42       9,042.68      12,630.26       12,678.15
         3/28/90        13,490.23       8,992.99      12,644.46       12,815.72
          4/4/90        13,121.13       8,350.71      12,658.67       12,465.07
         4/11/90        13,263.76       8,763.97      12,690.39       12,600.57
         4/18/90        13,422.73       8,686.55      12,710.74       12,751.59
         4/25/90        13,703.64       8,778.98      12,731.09       13,018.45
          5/2/90        13,556.65       9,013.05      12,751.44       12,878.82
          5/9/90        13,679.68       9,239.85      12,772.22       12,995.70
         5/16/90        14,029.19       9,835.28      12,793.01       13,327.73
         5/23/90        14,337.32       9,874.25      12,813.80       13,620.45
         5/30/90        14,367.80      10,000.57      12,834.59       13,649.41
          6/6/90        14,507.17       9,928.47      12,846.19       13,781.81
         6/13/90        14,459.26       9,591.98      12,875.20       13,736.30
         6/20/90        14,465.80       9,549.68      12,895.50       13,742.51
         6/27/90        14,690.09       9,542.16      12,910.01       13,955.59
          7/4/90        14,882.81       9,797.02      12,924.51       14,138.67
         7/11/90        15,233.40       9,824.30      12,950.63       14,471.73
         7/18/90        15,445.72      10,097.08      12,973.84       14,673.43
         7/25/90        15,323.77       9,604.19      12,997.05       14,557.58
          8/1/90        15,390.19       9,488.32      13,014.46       14,620.68
          8/8/90        14,254.57       8,723.91      13,037.03       13,541.84
         8/15/90        14,396.11       8,939.96      13,051.07       13,676.31
         8/22/90        13,894.18       8,310.17      13,073.54       13,199.47
         8/29/90        14,275.26       8,351.12      13,090.39       13,561.49
          9/5/90        14,294.86       8,255.12      13,115.67       13,580.11
         9/12/90        14,654.16       8,752.16      13,132.78       13,921.45
         9/19/90        14,160.93       8,193.40      13,144.19       13,452.89
         9/26/90        13,435.79       7,575.28      13,169.86       12,764.00
         10/3/90        13,460.83       7,889.70      13,186.97       12,787.79
        10/10/90        13,927.93       8,389.18      13,216.25       13,231.53
        10/17/90        14,114.11       8,799.51      13,236.97       13,408.41
        10/24/90        14,484.31       9,005.62      13,257.69       13,760.09
        10/31/90        14,163.11       8,851.46      13,278.41       13,454.95
         11/7/90        13,936.64       8,532.81      13,286.93       13,239.81
        11/14/90        13,906.15       8,485.13      13,318.20       13,210.85
        11/21/90        13,930.11       8,279.30      13,329.57       13,233.60
        11/28/90        13,936.64       8,224.07      13,357.98       13,239.81
         12/5/90        13,393.33       7,813.65      13,377.88       12,723.66
        12/12/90        14,076.01       8,556.50      13,400.01       13,372.21
        12/19/90        13,724.32       8,604.70      13,422.14       13,038.11
        12/26/90        13,334.53       8,149.16      13,437.94       12,667.81
          1/2/91        13,425.40       8,318.17      13,460.07       12,754.13
          1/9/91        13,251.58       8,046.66      13,485.76       12,589.00
         1/16/91        13,009.36       7,814.40      13,505.14       12,358.89
         1/23/91        13,520.72       8,280.80      13,524.50       12,844.68
         1/30/91        13,780.88       8,417.04      13,543.87       13,091.84
          2/6/91        14,329.25       8,925.02      13,561.57       13,612.79
         2/13/91        14,550.17       9,359.22      13,579.27       13,822.66
         2/20/91        14,609.60       9,478.07      13,591.90       13,879.12
         2/27/91        14,561.38       9,361.59      13,612.13       13,833.31
          3/6/91        14,796.87       9,238.00      13,624.91       14,057.03
         3/13/91        14,769.51       9,196.29      13,650.55       14,031.03
         3/20/91        14,802.38       9,124.74      13,668.51       14,062.26
         3/27/91        14,805.78       9,021.90      13,681.33       14,065.49
          4/3/91        15,246.71       9,385.85      13,696.72       14,484.37
         4/10/91        15,075.55       9,281.50      13,720.84       14,321.77
         4/17/91        15,230.84       9,524.35      13,737.26       14,469.30
         4/24/91        14,996.21       9,142.53      13,744.30       14,246.39
          5/1/91        15,073.28       9,392.96      13,767.77       14,319.62
          5/8/91        15,127.69       9,240.09      13,785.63       14,371.31
         5/15/91        15,119.76       9,168.88      13,801.14       14,363.77
         5/22/91        15,077.82       9,051.03      13,816.66       14,323.93
         5/29/91        14,837.52       9,080.57      13,832.17       14,095.64
          6/5/91        14,907.79       8,972.11      13,838.82       14,162.40
         6/12/91        14,614.22       8,672.68      13,863.13       13,883.50
         6/19/91        14,511.07       8,559.30      13,878.56       13,785.51
         6/26/91        14,503.13       8,655.87      13,889.58       13,777.98
          7/3/91        14,621.02       8,524.98      13,902.82       13,889.97
         7/10/91        14,700.36       8,519.41      13,925.27       13,965.34
         7/17/91        14,874.92       8,603.90      13,941.11       14,131.17
         7/24/91        14,916.86       8,707.81      13,956.95       14,171.02
         7/31/91        15,140.16       8,884.80      13,968.27       14,383.15
          8/7/91        15,150.36       8,812.02      13,988.37       14,392.84
         8/14/91        14,932.73       8,651.22      14,003.94       14,186.09
         8/21/91        14,419.25       8,317.57      14,019.51       13,698.29
         8/28/91        14,499.73       8,175.32      14,035.09       13,774.75
          9/4/91        14,855.65       8,548.15      14,050.67       14,112.87
         9/11/91        14,819.38       8,582.36      14,057.09       14,078.41
         9/18/91        15,029.08       8,832.33      14,076.37       14,277.62
         9/25/91        15,202.50       8,982.61      14,091.35       14,442.38
         10/2/91        15,504.01       9,310.65      14,106.34       14,728.81
         10/9/91        15,620.76       9,395.67      14,125.00       14,839.73
        10/16/91        15,581.09       9,387.67      14,139.38       14,802.04
        10/23/91        15,504.01       9,409.00      14,145.54       14,728.81
        10/30/91        15,500.61       9,408.74      14,168.13       14,725.58
         11/6/91        15,644.57       9,484.71      14,173.95       14,862.34
        11/13/91        15,633.23       9,359.05      14,195.30       14,851.57
        11/20/91        15,337.39       8,996.83      14,208.89       14,570.52
        11/27/91        15,230.84       8,940.49      14,222.47       14,469.30
         12/4/91        15,162.83       8,897.80      14,236.06       14,404.69
        12/11/91        14,972.40       8,573.79      14,241.99       14,223.78
        12/18/91        15,182.89       8,795.90      14,263.71       14,423.75
        12/25/91        15,037.92       8,521.48      14,273.58       14,286.02
          1/1/92        15,611.70       9,155.14      14,287.40       14,831.11
          1/8/92        15,891.26       9,072.36      14,302.82       15,096.69
         1/15/92        15,419.83       8,530.36      14,314.30       14,648.84
         1/22/92        16,017.91       8,800.55      14,325.78       15,217.01
         1/29/92        15,593.39       8,559.15      14,330.70       14,813.72
          2/5/92        15,936.99       8,733.31      14,348.73       15,140.14
         2/12/92        15,738.81       8,492.43      14,359.91       14,951.87
         2/19/92        15,472.72       8,062.37      14,371.09       14,699.09
         2/26/92        15,499.58       8,130.35      14,382.27       14,724.60
          3/4/92        15,250.96       7,986.70      14,390.25       14,488.42
         3/11/92        14,831.14       7,590.02      14,398.33       14,089.58
         3/18/92        14,757.38       7,357.91      14,416.22       14,019.51
         3/25/92        14,871.04       7,513.80      14,424.35       14,127.49
          4/1/92        14,429.41       7,070.93      14,435.74       13,707.94
          4/8/92        14,176.03       6,545.30      14,450.42       13,467.23
         4/15/92        14,441.25       7,019.62      14,461.84       13,719.19
         4/22/92        14,440.94       6,816.95      14,473.26       13,718.89
         4/29/92        14,876.96       7,028.07      14,484.68       14,133.11
          5/6/92        15,224.07       7,195.11      14,492.25       14,462.87
         5/13/92        15,551.24       7,527.30      14,505.86       14,773.67
         5/20/92        15,427.52       7,545.48      14,510.40       14,656.14
         5/27/92        15,444.10       7,343.10      14,522.51       14,671.89
          6/3/92        15,725.89       7,575.64      14,531.59       14,939.59
         6/10/92        15,571.97       7,460.13      14,548.44       14,793.37
         6/17/92        15,392.00       7,111.55      14,559.24       14,622.40
         6/24/92        15,187.17       6,918.39      14,566.96       14,427.81
          7/1/92        15,478.43       7,195.82      14,577.77       14,704.51
          7/8/92        15,345.82       7,249.26      14,591.51       14,578.53
         7/15/92        15,519.87       7,394.68      14,602.18       14,743.88
         7/22/92        14,800.00       6,825.39      14,612.84       14,060.00
         7/29/92        14,395.07       6,617.86      14,617.40       13,675.32
          8/5/92        14,719.49       6,899.63      14,631.11       13,983.51
         8/12/92        14,225.76       6,462.24      14,643.28       13,514.47
         8/19/92        14,011.46       6,471.22      14,652.40       13,310.88
         8/26/92        14,666.21       7,297.67      14,661.52       13,932.90
          9/2/92        15,165.86       7,726.74      14,666.73       14,407.56
          9/9/92        15,315.04       8,084.77      14,679.97       14,549.29
         9/16/92        15,124.42       7,656.15      14,689.28       14,368.20
         9/23/92        15,524.61       7,965.09      14,695.94       14,748.38
         9/30/92        15,271.23       7,702.96      14,705.26       14,507.67
         10/7/92        15,277.15       7,636.39      14,711.63       14,513.29
        10/14/92        15,422.78       7,710.31      14,720.26       14,651.64
        10/21/92        15,388.45       7,585.01      14,733.84       14,619.03
        10/28/92        15,594.46       7,492.77      14,737.54       14,814.74
         11/4/92        15,845.47       7,578.55      14,751.11       15,053.20
        11/11/92        15,530.53       7,273.88      14,758.69       14,754.00
        11/18/92        15,194.27       7,297.59      14,768.79       14,434.56
        11/25/92        15,293.73       7,477.47      14,775.11       14,529.04
         12/2/92        15,298.46       7,457.87      14,781.43       14,533.54
         12/9/92        15,255.84       7,497.97      14,798.17       14,493.05
        12/16/92        15,390.82       7,575.85      14,809.88       14,621.28
        12/23/92        15,497.38       7,729.59      14,819.90       14,722.51
        12/30/92        15,535.26       7,488.29      14,829.93       14,758.50
          1/6/93        15,491.95       7,398.27      14,837.16       14,717.35
         1/13/93        15,494.39       7,236.51      14,851.40       14,719.67
         1/20/93        15,616.47       7,280.85      14,857.88       14,835.65
         1/27/93        15,579.85       7,295.26      14,869.53       14,800.86
          2/3/93        15,739.77       7,523.16      14,878.60       14,952.79
         2/10/93        16,095.03       7,634.88      14,887.35       15,290.28
         2/17/93        16,270.82       7,723.67      14,896.08       15,457.28
         2/24/93        16,256.17       7,812.84      14,904.82       15,443.36
          3/3/93        16,377.03       7,842.12      14,911.06       15,558.18
         3/10/93        16,718.86       8,152.85      14,922.32       15,882.91
         3/17/93        16,690.24       8,281.99      14,928.58       15,855.73
         3/24/93        16,912.96       8,458.97      14,937.34       16,067.32
         3/31/93        17,253.57       8,789.69      14,946.09       16,390.89
          4/7/93        18,141.09       9,561.98      14,957.37       17,234.03
         4/14/93        18,576.41       9,785.86      14,966.16       17,647.59
         4/21/93        18,523.64       9,627.62      14,974.94       17,597.46
         4/28/93        18,721.23       9,953.13      14,978.70       17,785.17
          5/5/93        18,938.47      10,254.79      14,991.24       17,991.54
         5/12/93        18,831.69       9,985.36      15,001.12       17,890.11
         5/19/93        19,057.51      10,027.52      15,008.51       18,104.64
         5/26/93        19,299.29      10,451.77      15,014.67       18,334.33
          6/2/93        19,402.39      10,508.42      15,027.00       18,432.27
          6/9/93        19,591.39      10,624.35      15,030.86       18,611.82
         6/16/93        19,156.93      10,355.45      15,045.01       18,199.08
         6/23/93        18,796.10       9,896.68      15,051.45       17,856.29
         6/30/93        18,934.51      10,319.61      15,060.45       17,987.79
          7/7/93        19,086.58      10,245.85      15,070.61       18,132.25
         7/14/93        19,293.16      10,401.86      15,080.72       18,328.50
         7/21/93        19,370.48      10,406.11      15,089.57       18,401.95
         7/28/93        19,541.38      10,600.45      15,098.41       18,564.31
          8/4/93        19,943.63      11,011.90      15,107.26       18,946.44
         8/11/93        20,300.77      11,162.91      15,116.13       19,285.73
         8/18/93        20,445.59      11,343.71      15,119.93       19,423.31
         8/25/93        20,213.63      10,877.22      15,133.88       19,202.95
          9/1/93        20,559.73      11,178.00      15,142.75       19,531.74
          9/8/93        20,819.92      11,108.35      15,151.64       19,778.92
         9/15/93        20,643.19      11,039.45      15,160.53       19,611.03
         9/22/93        20,405.94      10,696.91      15,168.16       19,385.64
         9/29/93        20,709.46      10,761.19      15,175.78       19,673.99
         10/6/93        21,245.79      11,068.89      15,187.24       20,183.50
        10/13/93        21,464.25      11,056.45      15,196.15       20,391.04
        10/20/93        21,577.16      11,037.89      15,205.07       20,498.30
        10/27/93        21,433.28      10,920.31      15,213.98       20,361.62
         11/3/93        21,896.26      11,110.41      15,217.80       20,801.45
        11/10/93        21,404.11      10,635.07      15,226.73       20,333.91
        11/17/93        21,575.93      10,688.91      15,240.78       20,497.14
        11/24/93        20,923.01      10,170.79      15,249.72       19,876.86
         12/1/93        20,749.96       9,992.73      15,253.55       19,712.46
         12/8/93        21,278.93       9,868.47      15,268.72       20,214.98
        12/15/93        22,037.40      10,102.64      15,278.78       20,935.53
        12/22/93        22,290.22      10,066.82      15,288.84       21,175.71
        12/29/93        23,139.51      10,057.59      15,296.02       21,982.54
          1/5/94        24,281.73      10,308.57      15,304.64       23,067.64
         1/12/94        23,436.14      10,256.34      15,318.13       22,264.33
         1/19/94        24,104.70      10,602.09      15,327.30       22,899.46
         1/26/94        23,945.36      10,679.99      15,332.55       22,748.09
          2/2/94        25,170.76      11,430.26      15,341.73       23,912.23
          2/9/94        24,801.19      11,225.89      15,354.49       23,561.13
         2/16/94        24,668.10      11,255.10      15,359.53       23,434.69
         2/23/94        24,830.92      11,267.95      15,367.10       23,589.37
          3/2/94        24,189.98      11,505.03      15,380.97       22,980.48
          3/9/94        23,897.95      11,268.88      15,391.29       22,703.05
         3/16/94        24,147.34      11,487.42      15,401.62       22,939.97
         3/23/94        23,474.11      11,143.54      15,410.47       22,300.40
         3/30/94        23,355.22      11,152.78      15,419.32       22,187.46
          4/6/94        23,368.14      11,130.38      15,432.80       22,199.74
         4/13/94        23,976.77      11,410.17      15,443.34       22,777.93
         4/20/94        24,015.54      11,354.62      15,447.86       22,814.76
         4/27/94        24,479.44      11,369.68      15,458.40       23,255.46
          5/4/94        24,321.79      11,292.51      15,474.95       23,105.70
         5/11/94        24,469.10      11,403.61      15,486.45       23,245.64
         5/18/94        25,013.12      11,545.90      15,497.95       23,762.46
         5/25/94        25,045.42      11,622.74      15,509.45       23,793.15
          6/1/94        25,473.14      11,834.54      15,520.95       24,199.48
          6/8/94        25,511.90      11,858.64      15,533.42       24,236.31
         6/15/94        25,585.56      11,964.30      15,542.32       24,306.28
         6/22/94        25,247.00      11,820.89      15,556.57       23,984.65
         6/29/94        25,068.68      12,095.65      15,567.25       23,815.25
          7/6/94        25,353.45      12,150.84      15,578.38       24,085.77
         7/13/94        25,501.00      12,101.27      15,589.74       24,225.95
         7/20/94        26,000.52      12,169.83      15,610.56       24,700.49
         7/27/94        25,655.32      11,940.27      15,623.82       24,372.56
          8/3/94        26,237.41      12,039.17      15,629.49       24,925.54
         8/10/94        26,583.96      12,018.84      15,644.57       25,254.76
         8/17/94        26,833.04      12,136.88      15,655.81       25,491.39
         8/24/94        26,671.95      12,170.49      15,676.43       25,338.35
         8/31/94        27,166.05      12,105.32      15,682.05       25,807.75
          9/7/94        26,931.86      11,923.92      15,703.84       25,585.27
         9/14/94        26,560.95      11,866.85      15,718.14       25,232.90
         9/21/94        26,520.34      12,007.66      15,732.43       25,194.32
         9/28/94        26,215.75      11,775.90      15,742.64       24,904.97
         10/5/94        26,319.99      11,777.33      15,756.93       25,003.99
        10/12/94        26,394.44      11,853.11      15,775.94       25,074.72
        10/19/94        26,546.06      11,967.46      15,790.86       25,218.75
        10/26/94        26,232.00      11,903.22      15,797.25       24,920.40
         11/2/94        26,345.71      12,024.39      15,820.71       25,028.42
         11/9/94        26,242.83      11,649.58      15,835.69       24,930.69
        11/16/94        25,942.31      11,566.08      15,844.25       24,645.19
        11/23/94        24,714.50      11,289.52      15,861.37       23,478.78
        11/30/94        24,970.35      11,430.79      15,878.49       23,721.83
         12/7/94        24,740.22      11,263.76      15,898.71       23,503.21
        12/14/94        24,015.99      11,056.88      15,916.80       22,815.19
        12/21/94        24,750.90      11,274.21      15,934.88       23,513.35
        12/28/94        25,082.73      11,400.73      15,947.80       23,828.59
          1/4/95        24,904.60      11,297.83      15,963.30       23,659.37
         1/11/95        24,236.63      11,257.93      15,989.04       23,024.80
         1/18/95        23,752.53      11,063.60      15,996.75       22,564.90
         1/25/95        22,535.81      10,484.37      16,025.03       21,409.02
          2/1/95        22,685.21      10,746.48      16,043.03       21,550.95
          2/8/95        22,971.07      10,639.59      16,061.30       21,822.52
         2/15/95        22,653.61      10,544.42      16,079.57       21,520.92
         2/22/95        22,550.18      10,684.66      16,097.83       21,422.67
          3/1/95        22,340.45      10,344.72      16,113.49       21,223.43
          3/8/95        22,350.50      10,889.39      16,134.65       21,232.98
         3/15/95        22,353.38      10,941.84      16,153.19       21,235.71
         3/22/95        22,241.33      10,634.44      16,171.73       21,129.26
         3/29/95        22,642.11      11,140.08      16,184.98       21,510.01
          4/5/95        22,828.86      11,136.16      16,208.82       21,687.42
         4/12/95        22,935.16      11,576.14      16,216.81       21,788.40
         4/19/95        22,988.31      11,949.66      16,246.13       21,838.89
         4/26/95        23,140.58      11,714.23      16,264.78       21,983.55
          5/3/95        23,709.43      12,031.08      16,283.43       22,523.96
         5/10/95        23,993.86      11,912.41      16,301.97       22,794.17
         5/17/95        24,318.51      11,496.05      16,320.51       23,102.58
         5/24/95        24,281.16      11,235.07      16,339.05       23,067.10
         5/31/95        24,166.24      11,342.18      16,349.65       22,957.93
          6/7/95        24,440.61      11,429.89      16,376.22       23,218.58
         6/14/95        23,700.81      10,920.73      16,394.85       22,515.77
         6/21/95        23,960.82      11,053.31      16,402.83       22,762.78
         6/28/95        23,923.47      10,939.39      16,426.78       22,727.30
          7/5/95        24,302.71      11,001.43      16,445.41       23,087.57
         7/12/95        25,766.50      11,594.35      16,464.25       24,478.18
         7/19/95        25,371.46      11,420.70      16,488.58       24,102.89
         7/26/95        25,371.46      11,455.67      16,507.52       24,102.89
          8/2/95        25,477.76      11,324.71      16,526.45       24,203.88
          8/9/95        25,552.46      11,354.39      16,534.17       24,274.84
         8/16/95        25,634.34      11,337.23      16,552.20       24,352.63
         8/23/95        25,483.94      11,224.45      16,580.52       24,209.74
         8/30/95        25,686.33      11,031.34      16,598.55       24,402.02
          9/6/95        25,730.98      10,971.47      16,616.85       24,444.43
         9/13/95        25,803.90      11,119.83      16,635.15       24,513.70
         9/20/95        25,914.03      10,945.46      16,643.01       24,618.33
         9/27/95        25,692.28      11,180.12      16,666.54       24,407.67
         10/4/95        25,930.40      11,173.43      16,679.61       24,633.88
        10/11/95        25,765.21      10,956.98      16,708.27       24,476.95
        10/18/95        25,858.96      10,981.10      16,721.28       24,566.02
        10/25/95        25,702.70      10,963.83      16,744.69       24,417.57
         11/1/95        25,419.94      10,649.02      16,762.89       24,148.95
         11/8/95        25,528.58      10,804.47      16,780.97       24,252.15
        11/15/95        24,565.72      10,777.80      16,799.05       23,337.43
        11/22/95        24,937.77      11,048.21      16,817.14       23,690.88
        11/29/95        25,342.56      11,146.52      16,835.22       24,075.43
         12/6/95        26,245.90      11,520.73      16,850.96       24,933.60
        12/13/95        26,311.38      11,606.76      16,866.70       24,995.81
        12/20/95        26,117.91      11,709.64      16,890.31       24,812.01
        12/27/95        26,468.42      11,886.37      16,903.43       25,145.00
          1/3/96        26,795.77      11,803.27      16,919.17       25,455.98
         1/10/96        26,998.42      11,951.26      16,944.89       25,648.50
         1/17/96        27,060.77      11,866.60      16,962.75       25,707.73
         1/24/96        26,982.83      11,573.20      16,980.60       25,633.69
         1/31/96        27,793.40      11,875.80      16,998.46       26,403.73
          2/7/96        27,886.93      12,009.57      17,013.12       26,492.59
         2/14/96        27,762.23      11,925.28      17,032.68       26,374.12
         2/21/96        27,684.29      11,827.51      17,042.46       26,300.07
         2/28/96        27,388.12      11,687.33      17,066.92       26,018.71
          3/6/96        27,372.53      11,693.97      17,083.69       26,003.90
         3/13/96        26,094.31      11,413.71      17,100.46       24,789.60
         3/20/96        26,904.89      11,669.99      17,107.65       25,559.64
         3/27/96        27,356.94      12,004.67      17,129.22       25,989.09
          4/3/96        27,590.76      12,115.74      17,143.60       26,211.22
         4/10/96        27,824.58      12,088.64      17,167.85       26,433.35
         4/17/96        28,245.46      12,151.01      17,184.91       26,833.18
         4/24/96        28,385.75      12,489.08      17,201.98       26,966.46
          5/1/96        28,401.34      12,582.71      17,211.72       26,981.27
          5/8/96        28,198.69      12,440.78      17,236.17       26,788.76
         5/15/96        28,229.87      12,332.07      17,253.30       26,818.37
         5/22/96        27,777.82      12,264.58      17,265.54       26,388.93
         5/29/96        27,808.99      12,085.77      17,287.56       26,418.54
          6/5/96        27,528.41      12,029.08      17,304.69       26,151.99
         6/12/96        27,575.17      12,025.48      17,321.91       26,196.41
         6/19/96        27,621.94      12,214.65      17,339.12       26,240.84
         6/26/96        27,497.23      12,253.14      17,351.42       26,122.37
          7/3/96        27,637.52      12,017.15      17,366.17       26,255.65
         7/10/96        27,356.94      11,792.69      17,391.05       25,989.09
         7/17/96        26,515.19      11,654.16      17,408.54       25,189.43
         7/24/96        26,125.49      11,417.17      17,426.03       24,819.21
         7/31/96        25,922.84      11,620.34      17,443.53       24,626.70
          8/7/96        26,390.48      11,475.91      17,461.09       25,070.96
         8/14/96        26,375.21      11,584.73      17,478.65       25,056.45
         8/21/96        26,548.32      11,681.14      17,491.20       25,220.90
         8/28/96        26,516.85      11,484.34      17,513.78       25,191.00
          9/4/96        26,060.47      11,261.80      17,531.34       24,757.45
         9/11/96        25,934.58      11,253.28      17,548.89       24,637.85
         9/18/96        26,390.95      11,601.36      17,548.89       25,071.40
         9/25/96        26,438.16      11,570.36      17,591.50       25,116.25
         10/2/96        26,752.90      11,631.75      17,596.51       25,415.26
         10/9/96        26,170.63      11,372.48      17,619.25       24,862.10
        10/16/96        26,265.05      11,551.58      17,636.97       24,951.80
        10/23/96        26,217.84      11,335.75      17,654.69       24,906.95
        10/30/96        25,840.15      11,178.70      17,672.41       24,548.15
         11/6/96        26,139.16      11,295.35      17,682.22       24,832.20
        11/13/96        26,438.16      11,453.47      17,701.83       25,116.25
        11/20/96        26,941.74      11,612.81      17,718.98       25,594.66
        11/27/96        27,476.80      11,614.46      17,741.05       26,102.96
         12/4/96        26,847.32      11,339.97      17,758.20       25,504.96
        12/11/96        26,894.53      11,248.90      17,776.30       25,549.81
        12/18/96        26,107.68      10,995.40      17,784.05       24,802.30
        12/25/96        26,021.37      10,755.47      17,807.32       24,720.30
          1/1/97        26,349.44      10,857.83      17,825.40       25,031.97
          1/8/97        26,522.11      10,661.71      17,848.85       25,196.01
         1/15/97        26,539.38      10,325.57      17,867.12       25,212.41
         1/22/97        26,815.65      10,141.60      17,877.56       25,474.87
         1/29/97        26,608.45       9,855.71      17,893.22       25,278.02
          2/5/97        26,332.18       9,775.23      17,921.94       25,015.57
         2/12/97        26,401.24       9,869.24      17,940.31       25,081.18
         2/19/97        26,453.04       9,906.48      17,958.68       25,130.39
         2/26/97        26,556.65      10,226.39      17,971.80       25,228.81
          3/5/97        26,176.77       9,998.07      17,987.54       24,867.93
         3/12/97        26,176.77       9,884.60      18,013.75       24,867.93
         3/19/97        25,572.43       9,895.59      18,032.08       24,293.81
         3/26/97        25,779.63       9,903.99      18,045.18       24,490.65
          4/2/97        25,624.23       9,824.67      18,063.51       24,343.02
          4/9/97        25,745.10       9,496.73      18,088.02       24,457.84
         4/16/97        25,831.43       9,552.29      18,107.30       24,539.86
         4/23/97        26,107.70       9,899.76      18,126.58       24,802.32
         4/30/97        25,917.77       9,989.37      18,137.59       24,621.88
          5/7/97        26,936.52      10,509.05      18,165.21       25,589.69
         5/14/97        27,350.93      10,923.10      18,184.56       25,983.38
         5/21/97        27,627.20      11,061.70      18,195.63       26,245.84
         5/28/97        28,007.07      11,165.22      18,223.28       26,606.72
          6/4/97        28,715.02      11,221.20      18,242.64       27,279.27
         6/11/97        28,404.22      11,477.76      18,262.10       26,984.00
         6/18/97        28,473.28      11,457.90      18,281.56       27,049.62
         6/25/97        28,818.62      11,644.74      18,295.46       27,377.69
          7/2/97        29,233.03      11,515.92      18,314.92       27,771.38
          7/9/97        28,369.68      11,346.43      18,339.92       26,951.20
         7/16/97        28,594.15      11,392.99      18,351.02       27,164.44
         7/23/97        28,576.89      11,358.13      18,378.79       27,148.04
         7/30/97        29,094.90      11,298.15      18,398.22       27,640.15
          8/6/97        28,956.76      11,105.81      18,414.85       27,508.92
         8/13/97        28,127.94      11,112.72      18,437.03       26,721.55
         8/20/97        27,372.77      10,966.40      18,456.44       26,004.13
         8/27/97        26,221.16      10,562.30      18,475.85       24,910.10
          9/3/97        24,644.35      10,291.59      18,495.25       23,412.13
         9/10/97        25,459.33      10,479.17      18,514.87       24,186.36
         9/17/97        24,502.61       9,981.20      18,534.49       23,277.48
         9/24/97        24,803.80      10,334.80      18,548.50       23,563.61
         10/1/97        24,910.10      10,190.77      18,568.13       23,664.60
         10/8/97        24,396.31      10,113.83      18,582.22       23,176.49
        10/15/97        23,758.50       9,819.92      18,613.36       22,570.57
        10/22/97        22,358.85       9,714.21      18,633.17       21,240.91
        10/29/97        20,622.59       9,132.31      18,641.66       19,591.46
         11/5/97        21,118.66       8,931.97      18,672.80       20,062.73
        11/12/97        19,736.74       8,236.42      18,692.72       18,749.90
        11/19/97        19,577.29       8,286.18      18,706.95       18,598.42
        11/26/97        19,648.15       8,253.58      18,726.87       18,665.75
         12/3/97        20,126.51       8,490.84      18,752.48       19,120.19
        12/10/97        20,020.21       8,453.18      18,761.48       19,019.20
        12/17/97        18,598.17       8,417.10      18,794.51       17,668.26
        12/24/97        17,893.84       7,822.25      18,809.52       16,999.15
        12/31/97        18,445.88       8,106.76      18,830.54       17,523.59
          1/7/98        17,379.87       7,806.47      18,858.22       16,510.87
         1/14/98        16,504.21       7,726.80      18,879.90       15,679.00
         1/21/98        17,132.40       8,423.02      18,901.57       16,275.78
         1/28/98        16,923.00       8,711.89      18,910.86       16,076.85
          2/4/98        18,312.63       8,866.30      18,932.54       17,397.00
         2/11/98        18,978.89       9,116.84      18,964.79       18,029.95
         2/18/98        18,579.14       8,690.42      18,984.66       17,650.18
         2/25/98        18,769.50       8,504.15      19,004.53       17,831.02
          3/4/98        19,283.47       8,894.72      19,024.40       18,319.29
         3/11/98        18,788.53       8,557.27      19,044.70       17,849.11
         3/18/98        18,959.86       8,472.46      19,059.19       18,011.86
         3/25/98        19,569.01       8,513.90      19,079.48       18,590.56
          4/1/98        18,940.82       8,256.32      19,099.78       17,993.78
          4/8/98        18,997.93       8,324.72      19,125.96       18,048.03
         4/15/98        19,093.11       8,489.82      19,146.34       18,138.45
         4/22/98        18,788.53       8,259.08      19,166.72       17,849.11
         4/29/98        18,407.81       8,064.88      19,184.19       17,487.42
          5/6/98        17,931.91       7,984.22      19,207.69       17,035.32
         5/13/98        17,303.72       7,863.15      19,228.27       16,438.54
         5/20/98        17,265.65       7,852.61      19,240.03       16,402.37
         5/27/98        16,961.08       7,721.99      19,263.56       16,113.02
          6/3/98        16,370.96       7,536.23      19,281.20       15,552.41
         6/10/98        15,343.02       7,250.61      19,298.79       14,575.87
         6/17/98        15,095.55       7,159.62      19,330.84       14,340.77
         6/24/98        15,190.73       7,233.63      19,345.45       14,431.19
          7/1/98        15,685.66       7,861.04      19,365.91       14,901.38
          7/8/98        15,837.95       7,786.89      19,386.57       15,046.05
         7/15/98        15,761.81       7,795.71      19,407.22       14,973.72
         7/22/98        15,761.81       7,682.52      19,427.89       14,973.72
         7/29/98        15,190.73       7,434.71      19,448.55       14,431.19
          8/5/98        14,848.08       7,312.18      19,469.19       14,105.68
         8/12/98        14,100.35       6,861.62      19,489.83       13,395.33
         8/19/98        14,183.05       7,016.61      19,510.47       13,473.90
         8/26/98        13,914.28       6,792.21      19,531.11       13,218.56
          9/2/98        12,859.85       6,846.47      19,551.74       12,216.86
          9/9/98        13,128.63       6,954.38      19,572.37       12,472.19
         9/16/98        13,087.28       6,909.37      19,592.98       12,432.91
         9/23/98        12,446.35       6,602.64      19,613.60       11,824.03
         9/30/98        13,211.33       6,597.20      19,634.22       12,550.76
         10/7/98        12,983.90       7,198.77      19,654.12       12,334.71
        10/14/98        13,542.13       7,143.62      19,673.89       12,865.02
        10/21/98        15,402.88       7,875.85      19,693.67       14,632.73
        10/28/98        15,485.58       7,574.07      19,713.43       14,711.30
         11/4/98        17,077.55       8,275.42      19,733.14       16,223.67
        11/11/98        16,643.38       7,895.17      19,752.76       15,811.21
        11/18/98        17,139.58       8,003.64      19,772.39       16,282.60
        11/25/98        18,049.28       8,268.60      19,792.01       17,146.81
         12/2/98        17,780.50       8,224.74      19,811.82       16,891.48
         12/9/98        18,111.30       8,368.11      19,832.71       17,205.74
        12/16/98        17,451.10       8,136.70      19,853.61       16,578.54
        12/23/98        17,666.28       8,089.44      19,874.50       16,782.96
        12/30/98        17,623.24       8,201.41      19,895.40       16,742.08
          1/6/99        17,989.05       8,202.76      19,914.83       17,089.60
         1/13/99        17,967.53       8,139.26      19,933.69       17,069.15
         1/20/99        18,290.30       8,386.67      19,952.54       17,375.79
         1/27/99        17,515.65       8,372.37      19,971.40       16,639.87
          2/3/99        16,977.70       8,450.98      19,990.16       16,128.82
         2/10/99        16,246.09       8,173.71      20,008.71       15,433.79
         2/17/99        16,762.52       8,065.44      20,027.26       15,924.40
         2/24/99        17,149.85       8,057.58      20,045.82       16,292.35
          3/3/99        17,063.77       7,985.55      20,064.39       16,210.59
         3/10/99        18,161.19       8,694.33      20,083.00       17,253.13
         3/17/99        18,656.11       9,250.17      20,101.62       17,723.30
         3/24/99        18,634.59       9,070.00      20,120.24       17,702.86
         3/31/99        19,000.39       9,262.15      20,138.86       18,050.37
          4/7/99        19,710.49       9,528.78      20,157.55       18,724.96
         4/14/99        20,291.47       9,826.11      20,176.24       19,276.90
         4/21/99        20,829.42       9,652.59      20,194.94       19,787.95
         4/28/99        21,474.96       9,950.33      20,213.63       20,401.22
          5/5/99        22,507.83       9,790.51      20,232.24       21,382.44
         5/12/99        22,206.58       9,847.05      20,250.78       21,096.25
         5/19/99        21,496.48       9,200.01      20,269.31       20,421.66
         5/26/99        21,087.64       9,333.53      20,287.85       20,033.26
          6/2/99        21,410.41       9,550.73      20,306.42       20,339.89
          6/9/99        22,271.13       9,832.51      20,325.15       21,157.57
         6/16/99        22,120.50      10,007.44      20,343.88       21,014.48
         6/23/99        23,669.80      10,063.03      20,362.61       22,486.31
         6/30/99        23,583.73      10,152.10      20,381.33       22,404.54

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

-------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

[GRAPHIC OMITTED]

                                        GAM Pacific Basin
              GAM Pacific Basin  (after maximum sales load of 5%)  MSCI Pacific Index
-------------------------------------------------------------------------------------
One Year           52.95                       45.30                   32.97
Five Years         (1.29)                      (2.30)                  (3.54)
Ten Years           7.79                        7.23                   (0.68)
Since inception     7.32                        6.86                    0.12

ANNUAL PERFORMANCE - CLASS A

[GRAPHIC OMITTED]

GAM Pacific Basin Annual Performance data for table


                        GAM
                        Pacific Basin
        GAM             Class A
        Pacific Basin   (after maximum          MSCI
        Class A         sales load of 5%)       Pacific Index
Year    %               %                       %
-------------------------------------------------------------
1995     +4.56            (0.72)                   +2.99
1996     (0.39)           (5.37)                   (8.40)
1997    (30.00)          (33.50)                  (25.34)
1998     (3.99)           (8.79)                   +2.69
1999*   +33.17           +26.51                   +21.95


                                                         GAM
                                               Pacific Basin
                                   GAM               Class A         MSCI
                         Pacific Basin        (After Maximum      Pacific
                               Class A     Sales Load of 5%)        Index
Year                                 %                     %            %
--------------------------------------------------------------------------------
1995                              4.56                ( 0.72)        2.99
1996                            ( 0.39)               ( 5.37)      ( 8.40)
1997                            (30.00)               (33.50)      (25.34)
1998                            ( 3.99)               ( 8.79)        2.69
1999*                            33.17                 26.51        21.95

*6 months

--------------------------------------------------------------------------------
           GAM Pacific Basin Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES


                                                       GAM
                                     GAM     Pacific Basin                      Average
                                 Pacific           Class B        MSCI          1 Month
                                   Basin    (with deferred     Pacific          Deposit
                                 Class B     sales charge)       Index             Rate
30th June, 1999               US$11.50                           1,932.14
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           +22.34              +16.22         + 9.61       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                +28.35              +21.93         +21.95       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            +42.37              +36.77         +32.97       + 5.26
-------------------------------------------------------------------------------------------
Since inception*                +25.19              +20.69         +27.05       + 5.30
-------------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES

                                                       GAM
                                     GAM     Pacific Basin                      Average
                                 Pacific           Class C        MSCI          1 Month
                                   Basin    (with deferred     Pacific          Deposit
                                 Class C     sales charge)       Index             Rate
30th June, 1999               US$10.13                           1,932.14
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           +20.88              +19.67         + 9.61       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                +24.75              +23.51         +21.95       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            +26.29              +26.29         +32.97       + 5.26
-------------------------------------------------------------------------------------------
Since inception*                +18.35              +18.35         +33.78       + 5.29
-------------------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES

                                                       GAM
                                             Pacific Basin
                                                   Class D
                                     GAM            (after                      Average
                                 Pacific           maximum        MSCI          1 Month
                                   Basin        sales load     Pacific          Deposit
                                 Class D          of 3.5%)       Index             Rate
30th June, 1999               US$10.76            US$11.15       1,932.14
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           +23.82              +19.49         + 9.61       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                +32.68              +28.03         +21.95       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            +46.46              +41.33         +32.97       + 5.26
-------------------------------------------------------------------------------------------
2 years to June, 1999           - 9.94              -11.53         - 6.65       + 5.51
-------------------------------------------------------------------------------------------
3 years to June, 1999           - 5.63              - 6.74         - 5.88       + 5.49
-------------------------------------------------------------------------------------------
Since inception*                - 3.04              - 3.97         - 2.10       + 5.50
-------------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 1st June, 1998 for Class C shares and 18th October, 1995 for Class D shares.

[GRAPHIC OMITTED]
[Plot points for Chart]
       Date          PBD/NTR         CIP             DUS             PBD/NTR/SL
       10/18/95      10,000.00       10,000.00       10,000.00       10,000.00
       10/25/95       9,938.42        9,984.28       10,014.00        9,590.58
        11/1/95       9,827.93        9,697.59       10,024.89        9,483.96
        11/8/95       9,868.79        9,839.16       10,035.70        9,523.38
       11/15/95       9,495.89        9,814.87       10,046.51        9,163.53
       11/22/95       9,638.60       10,061.12       10,057.33        9,301.25
       11/29/95       9,793.41       10,150.64       10,068.14        9,450.64
        12/6/95      10,140.99       10,491.42       10,077.55        9,786.06
       12/13/95      10,165.16       10,569.77       10,086.97        9,809.38
       12/20/95      10,093.80       10,663.45       10,101.09        9,740.52
       12/27/95      10,221.87       10,824.40       10,108.93        9,864.11
         1/3/96      10,348.44       10,748.71       10,118.35        9,986.24
        1/10/96      10,426.79       10,883.48       10,133.73       10,061.85
        1/17/96      10,444.87       10,806.39       10,144.41       10,079.30
        1/24/96      10,414.74       10,539.20       10,155.08       10,050.22
        1/31/96      10,734.17       10,814.77       10,165.76       10,358.48
         2/7/96      10,758.28       10,936.59       10,174.53       10,381.74
        2/14/96      10,716.09       10,859.83       10,186.23       10,341.03
        2/21/96      10,679.93       10,770.79       10,192.08       10,306.13
        2/28/96      10,559.39       10,643.14       10,206.70       10,189.81
         3/6/96      10,559.39       10,649.18       10,216.74       10,189.81
        3/13/96      10,059.14       10,393.96       10,226.77        9,707.07
        3/20/96      10,372.55       10,627.34       10,231.07       10,009.51
        3/27/96      10,547.33       10,932.12       10,243.96       10,178.18
         4/3/96      10,637.74       11,033.27       10,252.56       10,265.42
        4/10/96      10,728.14       11,008.59       10,267.07       10,352.66
        4/17/96      10,884.85       11,065.39       10,277.27       10,503.88
        4/24/96      10,939.09       11,373.26       10,287.48       10,556.22
         5/1/96      10,945.12       11,458.52       10,293.31       10,562.04
         5/8/96      10,866.77       11,329.27       10,307.92       10,486.43
        5/15/96      10,878.82       11,230.27       10,318.17       10,498.06
        5/22/96      10,704.04       11,168.81       10,325.49       10,329.39
        5/29/96      10,716.09       11,005.98       10,338.66       10,341.03
         6/5/96      10,607.60       10,954.35       10,348.90       10,236.34
        6/12/96      10,619.66       10,951.07       10,359.20       10,247.97
        6/19/96      10,637.74       11,123.34       10,369.50       10,265.42
        6/26/96      10,589.52       11,158.39       10,376.85       10,218.89
         7/3/96      10,643.77       10,943.49       10,385.67       10,271.23
        7/10/96      10,529.25       10,739.08       10,400.55       10,160.73
        7/17/96      10,209.82       10,612.93       10,411.01        9,852.47
        7/24/96      10,059.14       10,397.11       10,421.47        9,707.07
        7/31/96       9,974.76       10,582.13       10,431.93        9,625.65
         8/7/96      10,155.57       10,450.61       10,442.44        9,800.13
        8/14/96      10,149.78       10,549.70       10,452.94        9,794.53
        8/21/96      10,210.63       10,637.50       10,460.44        9,853.25
        8/28/96      10,198.46       10,458.29       10,473.95        9,841.51
         9/4/96      10,028.08       10,255.62       10,484.45        9,677.09
        9/11/96       9,973.31       10,247.87       10,494.94        9,624.24
        9/18/96      10,149.78       10,564.85       10,494.94        9,794.53
        9/25/96      10,168.03       10,536.62       10,520.43        9,812.15
        10/2/96      10,283.65       10,592.52       10,523.42        9,923.72
        10/9/96      10,064.59       10,356.41       10,537.02        9,712.33
       10/16/96      10,095.01       10,519.52       10,547.62        9,741.69
       10/23/96      10,082.84       10,322.97       10,558.22        9,729.94
       10/30/96       9,936.80       10,179.95       10,568.82        9,589.01
        11/6/96      10,046.33       10,286.18       10,574.68        9,694.71
       11/13/96      10,161.95       10,430.17       10,586.41        9,806.28
       11/20/96      10,338.41       10,575.27       10,596.67        9,976.57
       11/27/96      10,539.22       10,576.78       10,609.86       10,170.34
        12/4/96      10,295.82       10,326.82       10,620.12        9,935.46
       12/11/96      10,320.16       10,243.88       10,630.94        9,958.95
       12/18/96      10,003.74       10,013.03       10,635.58        9,653.60
       12/25/96       9,966.97        9,794.54       10,649.49        9,618.12
         1/1/97      10,099.86        9,887.74       10,660.31        9,746.37
         1/8/97      10,166.31        9,709.15       10,674.33        9,810.49
        1/15/97      10,166.31        9,403.04       10,685.26        9,810.49
        1/22/97      10,272.62        9,235.51       10,691.51        9,913.08
        1/29/97      10,192.89        8,975.16       10,700.87        9,836.13
         2/5/97      10,093.22        8,901.88       10,718.05        9,739.95
        2/12/97      10,113.15        8,987.48       10,729.03        9,759.19
        2/19/97      10,139.73        9,021.40       10,740.02        9,784.84
        2/26/97      10,179.60        9,312.73       10,747.86        9,823.31
         3/5/97      10,026.77        9,104.80       10,757.27        9,675.83
        3/12/97      10,026.77        9,001.47       10,772.95        9,675.83
        3/19/97       9,800.85        9,011.48       10,783.91        9,457.82
        3/26/97       9,880.59        9,019.13       10,791.75        9,534.77
         4/2/97       9,820.79        8,946.90       10,802.71        9,477.06
         4/9/97       9,860.65        8,648.26       10,817.37        9,515.53
        4/16/97       9,893.88        8,698.85       10,828.90        9,547.59
        4/23/97      10,000.19        9,015.28       10,840.43        9,650.18
        4/30/97       9,927.10        9,096.88       10,847.01        9,579.65
         5/7/97      10,312.49        9,570.13       10,863.53        9,951.55
        5/14/97      10,471.96        9,947.19       10,875.10       10,105.44
        5/21/97      10,578.28       10,073.40       10,881.72       10,208.04
        5/28/97      10,724.46       10,167.68       10,898.26       10,349.10
         6/4/97      10,996.89       10,218.66       10,909.83       10,612.00
        6/11/97      10,877.28       10,452.29       10,921.47       10,496.58
        6/18/97      10,897.22       10,434.20       10,933.11       10,515.82
        6/25/97      11,036.76       10,604.35       10,941.43       10,650.47
         7/2/97      11,196.23       10,487.04       10,953.06       10,804.36
         7/9/97      10,857.35       10,332.69       10,968.01       10,477.34
        7/16/97      10,943.73       10,375.09       10,974.65       10,560.70
        7/23/97      10,937.09       10,343.35       10,991.26       10,554.29
        7/30/97      11,136.43       10,288.73       11,002.88       10,746.65
         8/6/97      11,083.27       10,113.57       11,012.82       10,695.35
        8/13/97      10,764.33       10,119.86       11,026.09       10,387.57
        8/20/97      10,480.12        9,986.62       11,037.69       10,113.31
        8/27/97      10,036.91        9,618.62       11,049.30        9,685.62
         9/3/97       9,423.24        9,372.10       11,060.91        9,093.43
        9/10/97       9,736.89        9,542.92       11,072.64        9,396.10
        9/17/97       9,375.51        9,089.44       11,084.37        9,047.37
        9/24/97       9,484.61        9,411.44       11,092.75        9,152.65
        10/1/97       9,525.52        9,280.28       11,104.49        9,192.13
        10/8/97       9,327.78        9,210.22       11,112.92        9,001.31
       10/15/97       9,089.13        8,942.57       11,131.54        8,771.01
       10/22/97       8,550.47        8,846.30       11,143.39        8,251.20
       10/29/97       7,861.79        8,316.39       11,148.47        7,586.63
        11/5/97       8,052.71        8,133.95       11,167.09        7,770.87
       11/12/97       7,520.86        7,500.54       11,179.00        7,257.63
       11/19/97       7,459.50        7,545.86       11,187.51        7,198.41
       11/26/97       7,486.77        7,516.18       11,199.42        7,224.73
        12/3/97       7,670.87        7,732.24       11,214.74        7,402.39
       12/10/97       7,650.42        7,697.94       11,220.13        7,382.65
       12/17/97       7,110.02        7,665.08       11,239.88        6,861.17
       12/24/97       6,838.81        7,123.38       11,248.85        6,599.46
       12/31/97       7,051.38        7,382.47       11,261.42        6,804.58
         1/7/98       6,640.91        7,109.01       11,277.98        6,408.47
        1/14/98       6,311.06        7,036.46       11,290.94        6,090.17
        1/21/98       6,545.62        7,670.47       11,303.90        6,316.52
        1/28/98       6,472.32        7,933.53       11,309.46        6,245.79
         2/4/98       7,000.07        8,074.15       11,322.42        6,755.07
        2/11/98       7,256.62        8,302.30       11,341.71        7,002.64
        2/18/98       7,102.69        7,913.98       11,353.59        6,854.10
        2/25/98       7,175.99        7,744.35       11,365.48        6,924.83
         3/4/98       7,373.90        8,100.03       11,377.36        7,115.81
        3/11/98       7,183.32        7,792.73       11,389.50        6,931.90
        3/18/98       7,249.29        7,715.49       11,398.16        6,995.56
        3/25/98       7,476.52        7,753.23       11,410.30        7,214.84
         4/1/98       7,241.96        7,518.66       11,422.44        6,988.49
         4/8/98       7,256.62        7,580.96       11,438.09        7,002.64
        4/15/98       7,300.60        7,731.30       11,450.29        7,045.08
        4/22/98       7,183.32        7,521.18       11,462.47        6,931.90
        4/29/98       7,036.72        7,344.33       11,472.92        6,790.44
         5/6/98       6,860.80        7,270.88       11,486.97        6,620.68
        5/13/98       6,618.92        7,160.62       11,499.28        6,387.25
        5/20/98       6,611.59        7,151.02       11,506.32        6,380.18
        5/27/98       6,501.64        7,032.08       11,520.39        6,274.08
         6/3/98       6,274.41        6,862.91       11,530.94        6,054.81
        6/10/98       5,878.59        6,602.81       11,541.46        5,672.84
        6/17/98       5,790.64        6,519.95       11,560.62        5,587.96
        6/24/98       5,827.29        6,587.35       11,569.36        5,623.33
         7/1/98       6,025.19        7,158.70       11,581.60        5,814.31
         7/8/98       6,083.83        7,091.18       11,593.95        5,870.90
        7/15/98       5,856.61        7,099.21       11,606.30        5,651.62
        7/22/98       5,856.61        6,996.13       11,618.66        5,651.62
        7/29/98       5,636.71        6,770.46       11,631.02        5,439.42
         8/5/98       5,497.44        6,658.88       11,643.36        5,305.03
        8/12/98       5,234.01        6,248.57       11,655.71        5,050.82
        8/19/98       5,266.12        6,389.71       11,668.05        5,081.81
        8/26/98       5,153.73        6,185.37       11,680.39        4,973.35
         9/2/98       4,736.30        6,234.78       11,692.73        4,570.53
         9/9/98       4,840.66        6,333.04       11,705.07        4,671.23
        9/16/98       4,824.60        6,292.06       11,717.39        4,655.74
        9/23/98       4,567.72        6,012.73       11,729.73        4,407.85
        9/30/98       4,872.77        6,007.78       11,742.06        4,702.22
        10/7/98       4,776.44        6,555.61       11,753.96        4,609.26
       10/14/98       4,993.18        6,505.38       11,765.78        4,818.42
       10/21/98       5,739.75        7,172.19       11,777.61        5,538.86
       10/28/98       5,763.83        6,897.37       11,789.43        5,562.10
        11/4/98       6,414.07        7,536.06       11,801.22        6,189.58
       11/11/98       6,253.52        7,189.78       11,812.95        6,034.64
       11/18/98       6,454.21        7,288.57       11,824.69        6,228.31
       11/25/98       6,831.51        7,529.85       11,836.42        6,592.40
        12/2/98       6,727.15        7,489.91       11,848.27        6,491.70
        12/9/98       6,863.62        7,620.47       11,860.76        6,623.39
       12/16/98       6,621.32        7,409.74       11,873.26        6,389.57
       12/23/98       6,704.92        7,366.69       11,885.75        6,470.25
       12/30/98       6,696.56        7,468.66       11,898.25        6,462.18
         1/6/99       6,830.32        7,469.89       11,909.87        6,591.26
        1/13/99       6,813.60        7,412.07       11,921.15        6,575.12
        1/20/99       7,281.77        7,637.37       11,932.43        7,026.91
        1/27/99       6,704.92        7,624.35       11,943.70        6,470.25
         2/3/99       6,495.91        7,695.93       11,954.93        6,268.55
        2/10/99       6,220.02        7,443.44       11,966.02        6,002.32
        2/17/99       6,412.31        7,344.84       11,977.11        6,187.88
        2/24/99       6,554.43        7,337.69       11,988.21        6,325.03
         3/3/99       6,512.63        7,272.09       11,999.31        6,284.69
        3/10/99       6,939.00        7,917.55       12,010.45        6,696.14
        3/17/99       7,131.29        8,423.73       12,021.58        6,881.69
        3/24/99       7,122.93        8,259.65       12,032.72        6,873.63
        3/31/99       7,265.05        8,434.63       12,043.85        7,010.78
         4/7/99       7,524.22        8,677.44       12,055.03        7,260.87
        4/14/99       7,749.95        8,948.20       12,066.21        7,478.70
        4/21/99       7,958.95        8,790.19       12,077.39        7,680.39
        4/28/99       8,201.40        9,061.33       12,088.57        7,914.35
         5/5/99       8,594.33        8,915.79       12,099.70        8,293.53
        5/12/99       8,485.65        8,967.28       12,110.78        8,188.65
        5/19/99       8,209.76        8,378.05       12,121.87        7,922.42
        5/26/99       8,050.92        8,499.64       12,132.95        7,769.14
         6/2/99       8,176.32        8,697.43       12,144.06        7,890.15
         6/9/99       8,502.37        8,954.03       12,155.26        8,204.79
        6/16/99       8,443.85        9,113.34       12,166.46        8,148.31
        6/23/99       9,037.43        9,163.96       12,177.66        8,721.12
        6/30/99       8,995.63        9,245.07       12,188.86        8,680.78

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class D and a comparable index. The performance of Class D is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

-------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.

--------------------------------------------------------------------------------
                GAM Pacific Basin Fund - Statement of Investments
--------------------------------------------------------------------------------

THE COMMENT

     The announcement of a better than expected first quarter GDP figure in Japan surprised most economists, but until there is an established upturn in both consumption and capital expenditure, it is still premature to look for a resumption of sustainable growth. As expected the results season demonstrated the extent of the lack of corporate profitability although more groups are indicating a willingness to restructure. Having been significant buyers, of the broad market in the first quarter, foreign investors in recent weeks have again been increasing their Japanese weightings, but with a selective approach focusing primarily on electronics non-bank financials and small OTC listed companies.

     It is still too early to state that all of the Asian economies are on the road to recovery, but there are some encouraging signs particularly in Singapore where GDP forecasts are being upgraded as export demand improves. Shares of the local banks have been particularly strong as new management focuses on generating higher returns on the capital base. Property prices in Hong Kong have stabilised with major developers finding strong demand for residential units at the lower prices. The resumption of land sales by the Hong Kong government has seen considerable interest as groups look to replace their land banks. Other regional markets such as Thailand and Indonesia have seen domestic investors actively trading even though at this stage of the recovery it is not possible to assess fundamental valuations with any accuracy.

AS AT 30TH JUNE, 1999 (UNAUDITED)

                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------
EQUITIES - 89.2%
                    AUSTRALIA - 12.7%
     *95,000        AMP                                               1,037,201
      48,000        Australia & New Zealand Bank Group                  352,493
     112,000        Coles Myer                                          650,791
     285,572        Colonial                                          1,009,959
     101,000        GIO Australia Holdings                              245,699
     216,000        Novus Petroleum                                     238,454
      21,575        Rio Tinto                                           353,302
                                                                  --------------
                                                                      3,887,899
                                                                  --------------
                    CHINA - 1.5%
    *168,000        China Telecom H                                     466,631
                                                                  --------------
                                                                        466,631
                                                                  --------------
                    HONG KONG - 19.8%
     109,000        Cheung Kong Holdings                                969,376
     690,618        Hong Kong & China Gas                             1,001,399
     540,000        Hong Kong Land Holdings                             874,800
      21,600        HSBC Holdings (HKD)                                 787,874
     345,000        Kerry Properties                                    455,785
     117,000        Kowloon Motor Bus Holdings                          251,837
     126,000        Sun Hung Kai Properties                           1,148,983
     112,500        Swire Pacific A                                     556,801
                                                                  --------------
                                                                      6,046,855
                                                                  --------------
                    INDONESIA - 2.4%
   2,036,024        Bank Bali (FR)                                      485,117
     696,000        Mayorah Indah                                        97,993
    *429,000        Modern Photo Film                                   153,325
                                                                  --------------
                                                                        736,435
                                                                  --------------
                    JAPAN - 25.4%
      10,800        Aiful                                             1,323,378
      30,000        Anritsu                                             272,851
      25,000        Canon                                               719,335
      34,000        Hitachi                                             319,071
       9,000        Japan Associated Finance                            595,312
      29,000        Mitsubishi Estate                                   283,178
      26,000        Mori Seiko                                          354,707
       9,000        Murata Manufacturing                                592,335
          42        Nippon Telegraph & Telephone                        489,644
     105,000        Nissan Fire & Marine Insurance                      329,902
      29,000        Omron                                               503,535
      16,600        ORIX                                              1,482,327
      49,000        Sumitomo Marine & Fire Insurance                    295,754
       7,000        Tachihi Enterprise                                  193,311
                                                                  --------------
                                                                      7,754,640
                                                                  --------------

                    PHILIPPINES - 4.7%
   1,636,200        Ayala Land B                                        516,016
     221,120        Bank of The Philippine Islands                      790,337
  *4,728,000        Cebu Holdings (PHP)                                 114,317
                                                                  --------------
                                                                      1,420,670
                                                                  --------------
                    SINGAPORE - 17.3%
     305,000        DBS Land                                            609,283
     120,775        Development Bank of Singapore (FR)                1,475,981
     358,000        Kim Eng Holdings                                    334,442
     186,111        Overseas Chinese Banking (FR)                     1,552,747
      84,900        Overseas Union Bank (FR)                            409,036
      54,000        Singapore Press Holdings                            920,094
                                                                  --------------
                                                                      5,301,583
                                                                  --------------

--------------------------------------------------------------------------------
          GAM Pacific Basin Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------
                    THAILAND - 5.4%
     *59,000        ABN Amro Asia                                       209,600
    *177,000        Bangkok Bank (FR)                                   662,400
      91,750        Post Publishing (FR)                                 89,573
    *424,000        Securities One                                      104,634
    *192,610        Thai Farmers Bank (FR)                              595,459
                                                                  --------------
                                                                      1,661,666
                                                                  --------------
TOTAL EQUITIES (COST $24,166,946)                                    27,276,379
                                                                  --------------
EQUITY RIGHTS - 0.1%
                    THAILAND - 0.1%
    *212,000        Securities One Rts (FR) 1999-07-23                   23,572
                                                                  --------------
TOTAL EQUITY RIGHTS (COST $27,036)                                       23,572
                                                                  --------------
EQUITY WARRANTS - 0.1%
                    HONG KONG - 0.1%
     *24,790        Hong Kong & China Gas Wts 1999-09-30                  4,026
     *19,167        Wharf Holdings Wts 1999-12-31                        17,540
                                                                  --------------
                                                                         21,566
                                                                  --------------
                    INDONESIA - 0.0%
      *7,447        Bank Bali Wts 2000-08-29                                564
                                                                  --------------
                                                                            564
                                                                  --------------
                    THAILAND - 0.0%
     *17,763        Thai Farmers Bank Wts 2002-09-15                      4,191
                                                                  --------------
                                                                          4,191
                                                                  --------------
TOTAL EQUITY WARRANTS (COST $17,592)                                     26,321
                                                                  --------------
TIME DEPOSITS - 9.1%
                    UNITED STATES - 9.1%
$  2,791,127        Wachovia Bank
                      6.25% 1999-07-01                                2,791,127
                                                                  --------------
TOTAL TIME DEPOSITS (COST $2,791,127)                                 2,791,127
                                                                  --------------
TOTAL INVESTMENTS (COST $27,002,701**) - 98.5%                       30,117,399
                                                                  --------------
FUTURES - 0.2%
         US$        HONG KONG - 0.2%
        *850        Hang Seng 1999-7-29                                 214,411
                                                                  --------------
TOTAL FUTURES                                                           214,411
MARGIN ON DEPOSIT AS COLLATERAL                                        (163,577)
                                                                  --------------
DUE FROM BROKERS FOR FUTURE CONTRACTS                                    50,834
                                                                  --------------
NET CURRENT ASSETS - 1.3%                                               412,536
                                                                  --------------
TOTAL NET ASSETS - 100.0%                                            30,580,769
                                                                  ==============

 * Non-income producing security.
** Cost for federal income tax purposes is identical.

Glossary of Terms:
FR - Foreign Registered
HKD - Hong Kong Dollar
PHP - Philippine Peso


See notes to financial statements.


GEOGRAPHIC ANALYSIS
AS AT 30TH JUNE, 1999

[GRAPHIC OMITTED]

Thailand                                           5.5
Singapore                                         17.3
Philippines                                        4.7
Japan                                             25.4
Indonesia                                          2.4
Hong Kong                                         20.1
Australia                                         12.7
Unites States                                      9.1
China                                              1.5
Net Current Assets                                 1.3
                                                 -----
                                                 100.0

INVESTMENT ANALYSIS
AS AT 30TH JUNE, 1999

[GRAPHIC OMITTED]

Banking                                        23.3
Time Deposits                                   9.1
Net current assets                              1.3
Other                                          19.2
Utilities - Electrical & Gas                    3.3
Broadcasting & Publishing                       3.3
Real Estate                                    16.9
Electrical & Electronics                        3.6
Financial Services                               20
                                               ----
                                                100

--------------------------------------------------------------------------------
                             GAM Japan Capital Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]   PAUL S. KIRKBY,  INVESTMENT  DIRECTOR,  IS  RESPONSIBLE  FOR
                    INVESTMENTS IN THE JAPANESE MARKET.  PRIOR TO JOINING GAM IN
                    1985,  AS A SENIOR  FUND  MANAGER  IN HONG  KONG,  HE WAS AN
                    INVESTMENT  ANALYST  WITH NEW JAPAN  SECURITIES  CO.  LTD IN
                    TOKYO. HE COMMENCED  MANAGEMENT OF GAM JAPAN CAPITAL FUND ON
                    1ST JULY,  1994.  MR.  KIRKBY ALSO MANAGES THE OFFSHORE FUND
                    GAM JAPAN  INC.  HE IS NOW BASED IN LONDON  HAVING  LIVED IN
                    HONG KONG FOR SEVEN YEARS.


     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Japan. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES


                                                 GAM Japan
                                                   Capital
                                                   Class A
                                     GAM            (after       Tokyo          Average
                                   Japan           maximum       Stock          1 Month
                                 Capital        sales load    Exchange          Deposit
                                 Class A            of 5%)       Index             Rate
30th June, 1999               US$9.80             US$10.32       1,416.20
-------------------------------------------------------------------------------------------
                                    %                    %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999          +15.70               + 9.92         + 9.55       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999               +28.10               +21.70         +21.92       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999           +25.93               +19.63         +33.34       + 5.26
-------------------------------------------------------------------------------------------
3 years to June, 1999          + 3.59               + 1.84         - 8.35       + 5.50
-------------------------------------------------------------------------------------------
5 years to June, 1999          + 4.48               + 2.36         - 6.24       + 5.53
-------------------------------------------------------------------------------------------
Since inception                + 4.49               + 3.42         - 6.24       + 5.54
-------------------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 1st July, 1994, Class B on 26th May, 1998 and Class C on 19th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
           GAM Japan Capital Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
[Plot Points for Chart]
       Date          JCF/NTR         TSED            DUS            JCF/NTR/SL
        7/1/94       10,000.00        10,000.00       10,000.00      10,000.00
        7/8/94       10,000.00        10,006.87       10,008.51       9,500.00
       7/15/94       10,000.00        10,122.58       10,017.02       9,500.00
       7/22/94       10,004.00         9,856.28       10,025.53       9,503.80
       7/29/94       10,017.00         9,711.86       10,034.04       9,516.15
        8/5/94       10,009.00         9,756.06       10,042.55       9,508.55
       8/12/94       10,003.00         9,817.88       10,050.98       9,502.85
       8/19/94       10,013.00         9,922.15       10,059.40       9,512.35
       8/26/94        9,960.00         9,696.18       10,067.83       9,462.00
        9/2/94       10,005.00         9,817.00       10,076.26       9,504.75
        9/9/94        9,860.00         9,504.38       10,085.43       9,367.00
       9/16/94        9,758.00         9,482.71       10,094.62       9,270.10
       9/23/94        9,797.00         9,644.40       10,103.79       9,307.15
       9/30/94        9,733.00         9,478.49       10,112.97       9,246.35
       10/7/94        9,684.00         9,368.23       10,122.15       9,199.80
      10/14/94        9,787.00         9,645.28       10,131.74       9,297.65
      10/21/94        9,761.00         9,688.08       10,141.32       9,272.95
      10/28/94        9,676.00         9,584.51       10,150.91       9,192.20
       11/4/94        9,679.00         9,555.81       10,160.49       9,195.05
      11/11/94        9,512.00         9,268.19       10,170.11       9,036.40
      11/18/94        9,494.00         9,208.13       10,179.73       9,019.30
      11/25/94        9,305.00         8,949.22       10,189.35       8,839.75
       12/2/94        9,373.00         8,993.61       10,198.98       8,904.35
       12/9/94        9,324.00         8,958.03       10,210.59       8,857.80
      12/16/94        9,267.00         8,975.29       10,222.20       8,803.65
      12/23/94        9,473.00         9,188.58       10,233.82       8,999.35
      12/30/94        9,623.00         9,313.81       10,245.43       9,141.85
        1/6/95        9,481.00         9,037.11       10,257.05       9,006.95
       1/13/95        9,449.00         9,148.25       10,268.60       8,976.55
       1/20/95        9,143.00         8,775.21       10,280.16       8,685.85
       1/27/95        8,911.00         8,502.39       10,291.71       8,465.45
        2/3/95        8,791.00         8,667.42       10,303.27       8,351.45
       2/10/95        8,707.00         8,601.02       10,315.00       8,271.65
       2/17/95        8,534.00         8,571.25       10,326.74       8,107.30
       2/24/95        8,482.00         8,410.80       10,338.47       8,057.90
        3/3/95        8,419.00         8,630.43       10,350.20       7,998.05
       3/10/95        8,206.00         8,655.62       10,362.11       7,795.70
       3/17/95        8,526.00         8,635.89       10,374.02       8,099.70
       3/24/95        8,265.00         8,343.17       10,385.93       7,851.75
       3/31/95        8,573.00         9,040.81       10,397.84       8,144.35
        4/7/95        8,593.00         9,006.29       10,409.75       8,163.35
       4/14/95        8,693.00         9,238.07       10,421.73       8,258.35
       4/21/95        8,770.00         9,666.94       10,433.71       8,331.50
       4/28/95        8,670.00         9,473.55       10,445.68       8,236.50
        5/5/95        8,771.00         9,613.05       10,457.66       8,332.45
       5/12/95        8,536.00         9,086.25       10,469.57       8,109.20
       5/19/95        8,467.00         8,882.47       10,481.48       8,043.65
       5/26/95        8,355.00         9,136.62       10,493.38       7,937.25
        6/2/95        8,406.00         9,086.25       10,505.29       7,985.70
        6/9/95        8,310.00         8,689.96       10,517.26       7,894.50
       6/16/95        8,263.00         8,520.18       10,529.22       7,849.85
       6/23/95        8,492.00         8,737.69       10,541.18       8,067.40
       6/30/95        8,333.00         8,439.16       10,553.14       7,916.35
        7/7/95        8,491.00         8,963.66       10,565.11       8,066.45
       7/14/95        8,803.00         9,002.06       10,577.26       8,362.85
       7/21/95        8,771.00         8,902.02       10,589.42       8,332.45
       7/28/95        8,844.00         9,024.25       10,601.58       8,401.80
        8/4/95        9,098.00         8,810.26       10,613.74       8,643.10
       8/11/95        9,267.00         8,625.50       10,625.31       8,803.65
       8/18/95        9,577.00         8,864.86       10,636.89       9,098.15
       8/25/95        9,512.37         8,746.15       10,648.47       9,036.75
        9/1/95        9,708.97         8,769.40       10,660.04       9,223.52
        9/8/95        9,693.84         8,633.43       10,671.80       9,209.15
       9/15/95        9,776.52         8,568.26       10,683.55       9,287.69
       9/22/95        9,497.24         8,582.35       10,695.31       9,022.38
       9/29/95        9,798.70         8,744.39       10,707.06       9,308.76
       10/6/95        9,823.90         8,743.15       10,718.82       9,332.71
      10/13/95        9,667.63         8,493.93       10,730.51       9,184.25
      10/20/95        9,781.56         8,670.59       10,742.20       9,292.48
      10/27/95        9,572.86         8,193.81       10,753.89       9,094.22
       11/3/95        9,616.21         8,311.99       10,765.59       9,135.40
      11/10/95        9,735.18         8,491.47       10,777.20       9,248.42
      11/17/95        9,575.88         8,451.49       10,788.81       9,097.09
      11/24/95        9,535.56         8,544.83       10,800.43       9,058.78
       12/1/95        9,817.85         8,877.01       10,812.04       9,326.96
       12/8/95       10,035.62         9,061.42       10,823.83       9,533.84
      12/15/95        9,918.67         9,008.23       10,835.62       9,422.74
      12/22/95       10,122.33         9,195.80       10,847.42       9,616.21
      12/29/95       10,233.23         9,191.22       10,859.21       9,721.57
        1/5/96       10,485.28         9,353.61       10,871.01       9,961.02
       1/12/96       10,344.13         9,108.27       10,882.47       9,826.93
       1/19/96       10,344.13         9,049.79       10,893.94       9,826.93
       1/26/96       10,323.97         9,002.24       10,905.40       9,807.77
        2/2/96       10,434.87         9,117.95       10,916.87       9,913.13
        2/9/96       10,424.79         9,111.61       10,927.86       9,903.55
       2/16/96       10,374.38         9,157.58       10,938.85       9,855.66
       2/23/96       10,182.82         8,995.54       10,949.85       9,673.68
        3/1/96       10,102.16         8,927.91       10,960.84       9,597.06
        3/8/96        9,940.85         8,779.08       10,971.61       9,443.81
       3/15/96        9,890.44         8,821.88       10,982.38       9,395.92
       3/22/96       10,202.98         8,936.89       10,993.16       9,692.83
       3/29/96       10,586.10         9,226.45       11,003.93      10,056.80
        4/5/96       10,606.26         9,293.73       11,014.71      10,075.95
       4/12/96       10,727.25         9,266.08       11,025.66      10,190.89
       4/19/96       10,797.82         9,455.41       11,036.62      10,257.93
       4/26/96       11,090.20         9,787.41       11,047.58      10,535.69
        5/3/96       10,989.38         9,696.71       11,058.54      10,439.91
       5/10/96       10,817.99         9,481.48       11,069.54      10,277.09
       5/17/96       10,959.13         9,516.53       11,080.54      10,411.18
       5/24/96       10,828.07         9,316.10       11,091.54      10,286.66
       5/31/96       10,908.72         9,369.64       11,102.54      10,363.29
        6/7/96       10,838.15         9,173.79       11,113.54      10,296.24
       6/14/96       10,949.05         9,426.88       11,124.60      10,401.60
       6/21/96       11,100.28         9,457.70       11,135.66      10,545.27
       6/28/96       11,201.10         9,414.73       11,146.71      10,641.05
        7/5/96       11,160.77         9,194.57       11,157.77      10,602.74
       7/12/96       10,979.30         8,978.46       11,169.01      10,430.33
       7/19/96       10,868.40         9,088.36       11,180.24      10,324.98
       7/26/96       10,626.43         8,933.55       11,191.48      10,095.11
        8/2/96       10,697.00         9,016.15       11,202.71      10,162.15
        8/9/96       10,555.85         8,749.49       11,213.99      10,028.06
       8/16/96       10,653.97         8,866.27       11,225.27      10,121.27
       8/23/96       10,684.47         8,944.29       11,236.55      10,150.24
       8/30/96       10,409.98         8,580.76       11,247.83       9,889.48
        9/6/96       10,399.82         8,537.79       11,259.11       9,879.83
       9/13/96       10,501.48         8,617.93       11,270.38       9,976.40
       9/20/96       10,552.31         8,760.06       11,270.38      10,024.69
       9/27/96       10,704.80         8,843.72       11,297.74      10,169.56
       10/4/96       10,552.31         8,630.61       11,304.18      10,024.69
      10/11/96       10,470.98         8,508.20       11,315.56       9,947.43
      10/18/96       10,633.64         8,671.29       11,326.94      10,101.95
      10/25/96       10,338.82         8,304.24       11,338.32       9,821.88
       11/1/96       10,318.49         8,289.45       11,349.71       9,802.57
       11/8/96       10,409.98         8,545.36       11,360.73       9,889.48
      11/15/96       10,450.65         8,516.65       11,371.74       9,928.12
      11/22/96       10,470.98         8,556.28       11,382.77       9,947.43
      11/29/96       10,389.65         8,306.36       11,393.79       9,870.17
       12/6/96       10,328.66         8,142.21       11,404.80       9,812.22
      12/13/96       10,328.66         7,983.16       11,416.42       9,812.22
      12/20/96       10,166.00         7,822.36       11,428.04       9,657.70
      12/27/96       10,247.65         7,690.61       11,439.66       9,735.27
        1/3/97       10,236.73         7,662.43       11,451.28       9,724.89
       1/10/97        9,777.88         6,983.11       11,463.02       9,288.98
       1/17/97        9,832.50         7,177.20       11,474.75       9,340.88
       1/24/97        9,745.10         6,895.05       11,486.49       9,257.85
       1/31/97        9,963.60         6,847.84       11,498.23       9,465.42
        2/7/97        9,843.43         6,519.72       11,509.96       9,351.25
       2/14/97       10,171.18         6,780.56       11,521.76       9,662.62
       2/21/97       10,083.78         7,031.90       11,533.56       9,579.59
       2/28/97        9,985.45         6,983.46       11,545.35       9,486.18
        3/7/97        9,810.65         6,772.11       11,557.14       9,320.12
       3/14/97        9,745.10         6,651.11       11,568.92       9,257.85
       3/21/97        9,887.13         6,907.02       11,580.69       9,392.77
       3/28/97       10,094.70         6,750.44       11,592.47       9,589.97
        4/4/97       10,214.88         6,693.73       11,604.25       9,704.13
       4/11/97       10,105.63         6,428.48       11,616.62       9,600.34
       4/18/97       10,203.95         6,679.11       11,629.00       9,693.75
       4/25/97       10,553.55         6,794.83       11,641.38      10,025.87
        5/2/97       10,881.30         7,028.55       11,653.76      10,337.24
        5/9/97       11,165.35         7,372.88       11,666.19      10,607.08
       5/16/97       11,438.48         7,914.47       11,678.62      10,866.55
       5/23/97       11,318.30         7,840.32       11,691.06      10,752.39
       5/30/97       11,656.98         7,749.44       11,703.49      11,074.13
        6/6/97       11,842.70         7,948.99       11,715.92      11,250.57
       6/13/97       11,984.73         8,105.22       11,728.42      11,385.49
       6/20/97       12,061.20         8,108.92       11,740.92      11,458.14
       6/27/97       12,072.13         8,205.08       11,753.41      11,468.52
        7/4/97       12,028.43         8,103.46       11,765.91      11,427.00
       7/11/97       12,148.60         8,046.04       11,778.40      11,541.17
       7/18/97       12,214.15         8,101.70       11,790.88      11,603.44
       7/25/97       12,257.85         8,041.28       11,803.36      11,644.96
        8/1/97       12,323.40         7,792.77       11,815.84      11,707.23
        8/8/97       12,268.78         7,890.17       11,828.30      11,655.34
       8/15/97       12,236.00         7,803.86       11,840.77      11,624.20
       8/22/97       11,763.37         7,543.90       11,853.23      11,175.20
       8/29/97       11,152.43         7,223.52       11,865.69      10,594.81
        9/5/97       11,363.48         7,253.82       11,878.15      10,795.31
       9/12/97       11,074.68         7,036.48       11,890.76      10,520.94
       9/19/97       11,063.57         6,944.89       11,903.35      10,510.39
       9/26/97       11,063.57         7,007.94       11,915.96      10,510.39
       10/3/97       11,152.43         6,864.40       11,928.56      10,594.81
      10/10/97       11,230.19         6,901.91       11,941.28      10,668.68
      10/17/97       11,196.86         6,901.56       11,954.01      10,637.02
      10/24/97       10,908.06         6,690.03       11,966.73      10,362.65
      10/31/97       10,552.60         6,470.75       11,979.46      10,024.97
       11/7/97       10,397.09         6,052.63       11,992.18       9,877.23
      11/14/97        9,875.01         5,648.59       12,004.98       9,381.26
      11/21/97       10,463.74         6,166.93       12,017.77       9,940.55
      11/28/97       10,252.68         5,983.23       12,030.56       9,740.05
       12/5/97       10,241.58         5,795.30       12,043.35       9,729.50
      12/12/97       10,130.50         5,612.13       12,056.85       9,623.97
      12/19/97        9,982.81         5,522.48       12,070.35       9,483.67
      12/26/97        9,923.60         5,360.80       12,083.85       9,427.42
        1/2/98        9,982.81         5,419.80       12,097.35       9,483.67
        1/9/98       10,148.59         5,334.03       12,111.26       9,641.16
       1/16/98       10,255.17         5,688.39       12,125.19       9,742.41
       1/23/98       10,456.49         6,056.50       12,139.10       9,933.66
       1/30/98       10,456.49         6,105.47       12,153.03       9,933.66
        2/6/98       10,444.64         6,317.52       12,166.94       9,922.41
       2/13/98       10,361.75         6,240.91       12,179.71       9,843.66
       2/20/98       10,219.65         6,039.77       12,192.46       9,708.66
       2/27/98       10,385.43         6,156.37       12,205.23       9,866.16
        3/6/98       10,444.64         6,158.66       12,217.99       9,922.41
       3/13/98       10,172.28         6,087.32       12,231.02       9,663.66
       3/20/98       10,006.49         5,884.78       12,244.06       9,506.17
       3/27/98       10,219.65         5,905.91       12,257.09       9,708.66
        4/3/98       10,148.59         5,375.06       12,270.13       9,641.16
       4/10/98       10,255.17         5,886.01       12,283.21       9,742.41
       4/17/98       10,243.33         5,634.85       12,296.30       9,731.16
       4/24/98       10,338.07         5,787.20       12,309.39       9,821.16
        5/1/98       10,255.17         5,602.62       12,322.48       9,742.41
        5/8/98       10,113.07         5,484.79       12,335.70       9,607.41
       5/15/98       10,195.96         5,512.44       12,348.92       9,686.16
       5/22/98       10,101.23         5,552.25       12,362.14       9,596.16
       5/29/98        9,982.81         5,400.07       12,375.36       9,483.67
        6/5/98        9,899.91         5,276.96       12,388.58       9,404.92
       6/12/98        9,888.07         5,002.73       12,401.72       9,393.67
       6/19/98        9,769.65         5,433.19       12,414.79       9,281.17
       6/26/98        9,734.12         5,114.57       12,427.93       9,247.42
        7/3/98       10,006.49         5,579.72       12,441.11       9,506.17
       7/10/98        9,994.65         5,400.43       12,454.37       9,494.92
       7/17/98       10,207.80         5,615.13       12,467.64       9,697.41
       7/24/98       10,148.59         5,479.68       12,480.91       9,641.16
       7/31/98       10,006.49         5,363.26       12,494.18       9,506.17
        8/7/98        9,959.12         5,156.67       12,507.43       9,461.17
       8/14/98        9,694.68         4,928.76       12,520.69       9,209.94
       8/21/98        9,732.80         4,972.61       12,533.94       9,246.16
       8/28/98        9,402.44         4,658.40       12,547.20       8,932.32
        9/4/98        9,364.32         5,003.26       12,560.45       8,896.11
       9/11/98        9,199.14         5,022.28       12,573.69       8,739.19
       9/18/98        9,161.03         4,963.98       12,586.93       8,702.97
       9/25/98        9,084.79         4,765.84       12,600.18       8,630.55
       10/2/98        8,894.20         4,626.70       12,613.34       8,449.49
       10/9/98        8,716.32         5,161.24       12,626.04       8,280.50
      10/16/98        8,919.61         5,346.53       12,638.74       8,473.63
      10/23/98        9,110.20         5,564.40       12,651.43       8,654.69
      10/30/98        9,008.55         5,472.81       12,664.14       8,558.13
       11/6/98        9,300.79         5,671.66       12,676.76       8,835.75
      11/13/98        9,173.73         5,511.39       12,689.37       8,715.05
      11/20/98        9,440.56         5,793.68       12,701.97       8,968.53
      11/27/98        9,631.15         5,803.71       12,714.57       9,149.59
       12/4/98        9,529.50         5,828.07       12,727.53       9,053.03
      12/11/98        9,643.85         5,889.95       12,740.94       9,161.66
      12/18/98        9,631.15         5,873.07       12,754.36       9,149.59
      12/25/98        9,504.09         5,752.19       12,767.78       9,028.88
        1/1/99        9,720.09         5,944.02       12,781.20       9,234.09
        1/8/99        9,580.32         5,859.28       12,793.31       9,101.31
       1/15/99        9,453.26         5,799.26       12,805.42       8,980.60
       1/22/99        9,580.32         5,934.12       12,817.53       9,101.31
       1/29/99        9,605.74         5,973.46       12,829.64       9,125.45
        2/5/99        9,529.50         5,928.77       12,841.63       9,053.03
       2/12/99        9,478.68         5,885.92       12,853.55       9,004.74
       2/19/99        9,313.50         5,608.52       12,865.46       8,847.82
       2/26/99        9,554.91         5,831.28       12,877.37       9,077.17
        3/5/99        9,593.03         5,794.66       12,889.31       9,113.38
       3/12/99       10,050.45         6,198.30       12,901.27       9,547.92
       3/19/99       10,533.27         6,700.50       12,913.23      10,006.61
       3/26/99       10,647.63         6,525.77       12,925.19      10,115.25
        4/2/99       10,914.45         6,687.08       12,937.15      10,368.73
        4/9/99       11,168.57         6,857.19       12,949.16      10,610.15
       4/16/99       11,232.10         7,032.43       12,961.16      10,670.50
       4/23/99       11,092.34         6,918.39       12,973.17      10,537.72
       4/30/99       11,143.16         6,929.78       12,985.18      10,586.00
        5/7/99       11,232.10         7,014.17       12,997.10      10,670.50
       5/14/99       11,003.40         6,830.90       13,009.00      10,453.23
       5/21/99       10,901.75         6,541.35       13,020.91      10,356.66
       5/28/99       10,927.16         6,619.44       13,032.81      10,380.80
        6/4/99       11,130.46         6,691.00       13,044.77      10,573.93
       6/11/99       11,791.17         7,238.92       13,056.80      11,201.61
       6/18/99       12,045.29         7,162.33       13,068.83      11,443.02
       6/25/99       12,261.29         7,186.63       13,080.86      11,648.23
       6/30/99       12,451.88         7,247.01       13,089.45      11,829.29


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


-------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Tokyo Stock Exchange Index (TOPIX) is a capitalization-weighted composite index of approximately 1,200 companies listed on the First Section of the Tokyo Stock Exchange. The combined market capitalization of these companies represents approximately 95% of the aggregate market value of the First and Second Section. The percentage change in the value of the index is calculated on a total return basis with dividends reinvested.



AVERAGE ANNUAL TOTAL RETURN - CLASS A

[GRAPHIC OMITTED]

                                          GAM Japan Capital
                GAM Japan Capital  (after maximum sales load of 5%)  Tokyo Stock Exchange Index
------------------------------------------------------------------------------------------------
One Year             25.93                     19.63                          33.34
Three Years           3.59                      1.84                          (8.35)
Five Years            4.48                      2.36                          (6.24)
Since inception       4.49                      3.42                          (6.24)

ANNUAL PERFORMANCE - CLASS A

[GRAPHIC OMITTED]

                        GAM
                        Japan Capital           Tokyo
        GAM             Class A                 Stock Exchange
        Japan Capital   sales load of 5%)       Index
Year    %               %                       %
---------------------------------------------------------------
1995    6.45             1.12                    (1.32)
1996    0.16            (4.85)                  (16.55)
1997   (2.57)           (7.44)                  (28.09)
1998   (2.75)           (7.61)                    7.77
1999*  28.10            21.70                    21.92


                                             GAM
                                    Japan Capital
                          GAM             Class A           Tokyo Stock
                Japan Capital      (After Maximum              Exchange
                      Class A   Sales Load of 5%)                 Index
Year                        %                   %                     %
--------------------------------------------------------------------------------
1995                     6.45                1.12                 (1.32)
1996                     0.16               (4.85)               (16.55)
1997                    (2.57)              (7.44)               (28.09)
1998                    (2.75)              (7.61)                 7.77
1999*                   28.10                21.70                21.92

*6 months

--------------------------------------------------------------------------------
           GAM Japan Capital Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES


                                                       GAM
                                                     Japan
                                     GAM           Capital       Tokyo          Average
                                   Japan           Class B       Stock          1 Month
                                 Capital    (with deferred    Exchange          Deposit
                                 Class B     sales charge)       Index             Rate
30th June, 1999               US$10.19                           1,416.20
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           +14.88              + 9.14         + 9.55       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                +25.65              +19.36         +21.92       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            +21.89              +17.01         +33.34       + 5.26
-------------------------------------------------------------------------------------------
Since inception*                +18.14              +13.81         +29.24       + 5.30
-------------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES


                                                       GAM
                                                     Japan
                                     GAM           Capital       Tokyo          Average
                                   Japan           Class C       Stock          1 Month
                                 Capital    (with deferred    Exchange          Deposit
                                 Class C     sales charge)       Index             Rate
30th June, 1999               US$10.23                           1,416.20
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           +14.94              +13.79         + 9.55       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                +25.99              +24.73         +21.92       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            +22.51              +22.51         +33.34       + 5.26
-------------------------------------------------------------------------------------------
Since inception*                +17.34              +17.34         +28.31       + 5.31
-------------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, and on 19th May for Class C shares.

THE COMMENT


     In the first half of 1999 Japanese stocks put in one of their strongest performances for many years. The main driving force was the indication that corporate restructuring was finally beginning-change at the micro level has long been the missing ingredient in Japan's recovery process. The announcement by Sony, a company held by the fund, that they were looking to close nearly a quarter of their factories was significant in that here for the first time was a strong company restructuring to get stronger rather than one forced to by weakness. Many in stocks in what we would classify in the "restructuring from the grave" category, companies struggling to survive in secularly declining industries, performed well as did the likes of Sony. We are firmly of the view that the strong will get stronger and that some of the darlings of the recent rally will fail to make it out intensive care. In the case of a company like Sony it benefits not only from its own restructuring but also from that of weaker companies as they seek to cut back their exposure to consumer electronics. We note that most Japanese companies' consumer electronics divisions have operated in the red for many years.

     Expectations for the economy have been upgraded thanks to the impact of a number of pump priming measures in the later part of 1998 combined with the government's =Y 60 trillion bail out of the banking system. In the first quarter of the year the economy grew after five consecutive quarters of decline. Although it would appear that the downward momentum of the economy has moderated we do not believe that a strong economy can be expected over the coming 18 months. The logic of restructuring is to expect further falls in employment income and subdued capital expenditure (aside from the technology area). Moreover the government, one of the main contributors to growth in recent years, can no longer be relied upon to prop up the economy - government debt outstanding is equivalent to over 100% of GDP.

     Despite being wary of the economy we have taken a more positive stance on prospects than for many years. As companies increasingly focus on areas of strength the perennial problem of low profitability in Japan should begin to be addressed, even as the economy remains subdued. This opens up to us a wider range of investment opportunities. During the first half the fund made new investments in the areas of telecommunications, software and stock brokerage. The fund benefited from gains in some of these holdings as well as from positions held for many years, stocks such Orix, Shohkoh Fund, Suzuki and Rohm. After such a strong start to the year a set back for the stockmarket should come as no surprise but we remain confident in the companies in which, we are invested. Currently approximately half of the fund's assets are hedged back to the base currency.

--------------------------------------------------------------------------------
                GAM Japan Capital Fund - Statement of Investments
--------------------------------------------------------------------------------

AS AT 30TH JUNE, 1999 (UNAUDITED)

                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------
BONDS - 0.8%
                    JAPAN - 0.8%
$ 27,000,000        Nichiei 1.75%
                      2014-03-31                                        285,191
                                                                  --------------
TOTAL BONDS (COST $239,331)                                             285,191
                                                                  --------------
CONVERTIBLES - 1.4%
                    BANKING - 1.4%
 *57,000,000        Sanwa International 1.25% Cnv
                      2005-08-01                                        500,744
                                                                  --------------
TOTAL CONVERTIBLES (COST $479,312)                                      500,744
                                                                  --------------
EQUITIES - 92.2%
                    APPLIANCES & HOUSEHOLD DURABLES - 6.7%
      27,000        Matsushita Electric                                 524,619
      39,000        Pioneer Electronics                                 759,395
      10,600        Sony                                              1,143,743
                                                                  --------------
                                                                      2,427,757
                                                                  --------------
                    AUTOMOBILES - 2.7%
      60,000        Suzuki Motor                                        954,979
                                                                  --------------
                                                                        954,979
                                                                  --------------
                    BANKING - 2.5%
      65,000        Bank of Kyoto                                       297,201
      72,000        Fuji Bank                                           502,444
      18,000        Tochigi Bank                                        107,156
                                                                  --------------
                                                                        906,801
                                                                  --------------
                    BROADCASTING & PUBLISHING - 0.4%
       3,000        Nippon Broadcasting System                          148,828
                                                                  --------------
                                                                        148,828
                                                                  --------------
                    BUILDING MATERIAL & COMPONENTS - 0.2%
      11,000        Inax                                                 67,213
       2,000        Okabe                                                 6,945
                                                                  --------------
                                                                         74,158
                                                                  --------------
                    BUSINESS & PUBLIC SERVICES - 4.2%
       7,700        Asatsu                                              203,729
       9,800        Sanix                                               474,017
       8,000        Secom                                               833,437
       2,700        Wesco                                                13,841
                                                                  --------------
                                                                      1,525,024
                                                                  --------------
                    CHEMICALS - 2.4%
      26,000        Shin-Etsu Chemical                                  870,644
                                                                  --------------
                                                                        870,644
                                                                  --------------
                    DATA PROCESSING & REPRODUCTION - 5.1%
       2,000        Fujitsu Support and Services                        302,948
       2,000        Nidec                                               301,129
      24,000        Nihon Unisys                                        520,898
      53,000        Ricoh                                               730,067
                                                                  --------------
                                                                      1,855,042
                                                                  --------------
                    ELECTRICAL & ELECTRONICS - 4.6%
      58,000        Anritsu                                             527,513
      42,000        Hitachi                                             394,146
      14,500        Hitachi Software Engineering                        719,335
                                                                  --------------
                                                                      1,640,994
                                                                  --------------


                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------
                    ELECTRONIC COMP. & INSTRUMENTS - 5.3%
       7,400        Fuji Soft ABC                                       440,531
      50,000        Koito Manufacturing                                 226,549
       2,800        Mimasu Semiconductor Industry                        48,385
       6,000        Rohm                                                940,096
      25,000        Yamatake Honeywell                                  245,773
                                                                  --------------
                                                                      1,901,334
                                                                  --------------
                    FINANCIAL SERVICES - 16.5%
      37,600        Credit Saison                                       786,539
      83,000        Daiwa Securities Group                              549,010
      11,000        Japan Associated Finance                            727,603
      15,000        Kokusai Securities                                  186,035
       4,240        Nichiei                                             371,607
      41,000        Nomura Securities                                   480,359
      18,700        ORIX                                              1,669,851
       1,630        Shohkoh Fund                                      1,169,821
                                                                  --------------
                                                                      5,940,825
                                                                  --------------
                    FOOD & HOUSEHOLD PRODUCTS - 2.6%
      15,500        Matsumotokiyoshi                                    929,141
                                                                  --------------
                                                                        929,141
                                                                  --------------
                    FOREST PRODUCTS & PAPER - 2.5%
      48,000        Toppan Forms                                        912,812
                                                                  --------------
                                                                        912,812
                                                                  --------------
                    HEALTH & PERSONAL CARE - 6.0%
      44,000        Chugai Pharmaceutical                               474,397
      11,000        Sawai Pharmaceutical                                118,236
      24,000        Shiseido                                            359,965
      14,000        Towa Pharmaceutical                                 173,633
      27,000        Yamanouchi Pharmaceutical                         1,033,610
                                                                  --------------
                                                                      2,159,841
                                                                  --------------
                    INDUSTRIAL COMPONENTS - 6.0%
      18,000        Bridgestone                                         544,711
      87,000        Minebea                                             971,103
      43,000        Sumitomo Electric Industries                        489,214
       8,000        Sumitomo Special Metals                             138,906
                                                                  --------------
                                                                      2,143,934
                                                                  --------------
                    INSURANCE - 4.9%
      35,000        Chiyoda Fire & Marine Insurance                     114,019
      29,000        Dowa Fire & Marine Insurance                         96,391
     145,000        Mitsui Marine & Fire Insurance                      713,341
     155,000        Nissan Fire & Marine Insurance                      486,998
      57,000        Sumitomo Marine & Fire Insurance                    344,040
                                                                  --------------
                                                                      1,754,789
                                                                  --------------
                    MACHINERY & ENGINEERING - 1.6%
      32,000        Kurita Water Industries                             574,145
                                                                  --------------
                                                                        574,145
                                                                  --------------
                    MERCHANDISING - 4.8%
       4,710        Circle K Japan                                      196,274
      27,500        Deo Deo                                             397,908
       3,300        Ryohin Keikaku                                      830,832
      13,400        Shimachu                                            296,929
                                                                  --------------
                                                                      1,721,943
                                                                  --------------
                    REAL ESTATE - 1.2%
       8,000        Sankei Building                                      28,839
       2,000        Tachihi Enterprise                                   55,232
      40,000        TOC                                                 339,328
                                                                  --------------
                                                                        423,399
                                                                  --------------

--------------------------------------------------------------------------------
          GAM Japan Capital Fund - Statement of Investments (CONTINUED)
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------
                    RECREATION & OTHER CONSUMER GOODS - 2.4%
       9,000        Fuji Photo Film                                     340,816
      12,700        Noritsu Koki                                        540,783
                                                                  --------------
                                                                        881,599
                                                                  --------------
                    TELECOMMUNICATIONS - 5.5%
          79        Nippon Telegraph and Telephone                      920,997
          16        NTT Mobile Communications Network                   216,958
          64        NTT Mobile Communications Network
                      New                                               857,249
                                                                  --------------
                                                                      1,995,204
                                                                  --------------
                    TEXTILES & APPAREL - 1.1%
      10,000        Tokyo Style                                         107,487
      13,200        Xebio                                               298,499
                                                                  --------------
                                                                        405,986
                                                                  --------------
                    UTILITIES - ELECTRIC & GAS - 0.1%
       1,000        Okinawa Electric Power                               21,084
                                                                  --------------
                                                                         21,084
                                                                  --------------
                    WHOLESALE & INTERNATIONAL TRADE - 2.9%
       4,800        Softbank                                            972,740
       4,700        Yellow Hat                                           73,485
                                                                  --------------
                                                                      1,046,225
                                                                  --------------
TOTAL EQUITIES (COST $27,417,901)                                    33,216,488
                                                                  --------------
TOTAL INVESTMENTS (COST $28,136,544**) - 94.4%                       34,002,423
NET CURRENT ASSETS - 5.6%                                             2,010,950
                                                                  --------------
TOTAL NET ASSETS - 100.0%                                             36,013,373
                                                                  ==============

 * Non-income producing security.
** Cost for federal income tax purposes is identical.


See notes to financial statements.

--------------------------------------------------------------------------------
                             GAM North America Fund
--------------------------------------------------------------------------------

Fund Management
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]   FAYEZ SAROFIM  FOUNDED FAYEZ SAROFIM & CO IN 1958 AND IS THE
                    PRESIDENT  AND CHAIRMAN OF THE BOARD.  HE IS ALSO A DIRECTOR
                    OF TELEDYNE INC., ARGONAUT GROUP, UNITRIN,  INC., MESA INS.,
                    IMPERIAL HOLLY CORP.  AND EXOR GROUP.  FROM 1951 TO 1958 MR.
                    SAROFIM  WORKED FOR  ANDERSON,  CLAYTON & CO. WHERE HIS LAST
                    ASSIGNMENT WAS AS ASSISTANT TO THE  PRESIDENT.  HE COMMENCED
                    MANAGEMENT OF GAM NORTH AMERICA FUND ON 29TH JUNE,  1990. MR
                    SAROFIM ALSO MANAGES THE OFFSHORE FUND GAM U.S. INC.


     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States and Canada. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES

                                                 GAM North
                                                   America
                                                   Class A
                                     GAM            (after                      Average
                                   North           maximum       S & P          1 Month
                                 America        sales load        Comp          Deposit
                                 Class A            of 5%)       Index             Rate
30th June, 1999               US$17.82            US$18.76       1,372.71
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           + 3.60              - 1.58         + 7.05       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                + 6.45              + 1.13         +12.38       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            +13.00              + 7.35         +22.89       + 5.26
-------------------------------------------------------------------------------------------
3 years to June, 1999           +25.71              +23.57         +29.16       + 5.50
-------------------------------------------------------------------------------------------
5 years to June, 1999           +25.97              +24.69         +27.90       + 5.53
-------------------------------------------------------------------------------------------
Since inception                 +15.70              +15.08         +18.36       + 5.37
-------------------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 1st January, 1990, Class B on 26th May, 1998 and Class C on 7th July, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
           GAM North America Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

        Date          NAF/NTR       STP             DUS             NAF/NTR/SL
        1/1/90        10,000.00      10,000.00       10,000.00      10,000.00
        1/8/90        10,000.00      10,017.39       10,009.45       9,500.00
       1/15/90        10,006.00       9,547.96       10,025.52       9,505.70
       1/22/90        10,013.00       9,366.41       10,050.79       9,512.35
       1/29/90        10,021.00       9,225.32       10,057.68       9,519.95
        2/5/90        10,028.00       9,419.91       10,073.76       9,526.60
       2/12/90        10,036.00       9,375.61       10,089.58       9,534.20
       2/19/90        10,045.00       9,458.19       10,105.40       9,542.75
       2/26/90        10,050.53       9,349.53       10,121.21       9,548.00
        3/5/90        10,058.00       9,500.32       10,137.03       9,555.10
       3/12/90        10,065.00       9,647.26       10,153.07       9,561.75
       3/19/90        10,071.00       9,791.87       10,169.11       9,567.45
       3/26/90        10,075.00       9,630.21       10,192.02       9,571.25
        4/2/90         9,995.00       9,667.32       10,208.06       9,495.25
        4/9/90         9,991.00       9,750.08       10,217.22       9,491.45
       4/16/90         9,981.00       9,852.89       10,233.63       9,481.95
       4/23/90         9,974.00       9,467.89       10,250.04       9,475.30
       4/30/90         9,966.00       9,467.22       10,266.45       9,467.70
        5/7/90         9,957.00       9,752.25       10,282.86       9,459.15
       5/14/90         9,948.00      10,166.34       10,299.63       9,450.60
       5/21/90         9,786.00      10,266.31       10,316.39       9,296.70
       5/28/90         9,773.00      10,175.03       10,333.15       9,284.35
        6/4/90         9,780.00      10,551.00       10,359.27       9,291.00
       6/11/90         9,845.00      10,392.52       10,366.29       9,352.75
       6/18/90         9,916.00      10,263.13       10,382.66       9,420.20
       6/25/90         9,999.00      10,138.75       10,406.06       9,499.05
        7/2/90        10,010.00      10,353.91       10,422.43       9,509.50
        7/9/90        10,008.00      10,360.59       10,443.49       9,507.60
       7/16/90        10,005.00      10,639.61       10,448.17       9,504.75
       7/23/90         9,998.00      10,252.10       10,464.55       9,498.10
       7/30/90         9,989.00      10,265.64       10,480.93       9,489.55
        8/6/90         9,981.00       9,662.14       10,497.31       9,481.95
       8/13/90         9,972.00       9,796.05       10,524.49       9,473.40
       8/20/90         9,963.00       9,503.49       10,529.02       9,464.85
       8/27/90         9,954.00       9,305.06       10,556.20       9,456.30
        9/3/90         9,952.00       9,343.68       10,560.73       9,454.40
       9/10/90         9,947.00       9,322.78       10,576.58       9,449.65
       9/17/90         9,941.00       9,216.96       10,599.59       9,443.95
       9/24/90         9,739.00       8,840.32       10,615.68       9,252.05
       10/1/90         9,901.00       9,146.75       10,631.78       9,405.95
       10/8/90         9,876.00       9,110.30       10,640.98       9,382.20
      10/15/90         9,776.00       8,818.08       10,657.69       9,287.20
      10/22/90         9,926.00       9,159.45       10,674.40       9,429.70
      10/29/90         9,764.00       8,794.84       10,691.11       9,275.80
       11/5/90         9,999.00       9,172.16       10,714.69       9,499.05
      11/12/90        10,097.00       9,321.94       10,723.86       9,592.15
      11/19/90        10,190.00       9,324.95       10,749.07       9,680.50
      11/26/90        10,152.00       9,249.39       10,755.95       9,644.40
       12/3/90        10,285.00       9,478.59       10,771.99       9,770.75
      12/10/90        10,384.00       9,626.03       10,788.04       9,864.80
      12/17/90        10,313.00       9,549.30       10,805.88       9,797.35
      12/24/90        10,248.00       9,670.33       10,831.37       9,735.60
      12/31/90        10,214.00       9,685.71       10,849.22       9,703.30
        1/7/91         9,848.00       9,260.76       10,859.41       9,355.60
       1/14/91         9,808.00       9,178.68       10,875.03       9,317.60
       1/21/91        10,284.00       9,731.02       10,890.65       9,769.80
       1/28/91        10,438.00       9,884.15       10,906.27       9,916.10
        2/4/91        10,615.00      10,253.44       10,921.89      10,084.25
       2/11/91        11,105.00      10,856.60       10,936.16      10,549.75
       2/18/91        11,148.00      10,878.33       10,960.62      10,590.60
       2/25/91        11,218.00      10,832.69       10,964.70      10,657.10
        3/4/91        11,274.00      10,901.40       10,987.24      10,710.30
       3/11/91        11,448.00      11,015.08       10,993.44      10,875.60
       3/18/91        11,446.00      10,996.86       11,007.92      10,873.70
       3/25/91        11,388.00      10,936.51       11,028.60      10,818.60
        4/1/91        11,477.00      10,986.99       11,043.08      10,903.15
        4/8/91        11,621.00      11,211.51       11,051.35      11,039.95
       4/15/91        11,716.00      11,293.26       11,064.60      11,130.20
       4/22/91        11,670.00      11,293.09       11,083.52      11,086.50
       4/29/91        11,432.00      11,083.79       11,091.09      10,860.40
        5/6/91        11,699.00      11,281.22       11,104.33      11,114.05
       5/13/91        11,640.00      11,189.61       11,116.85      11,058.00
       5/20/91        11,610.00      11,063.06       11,129.36      11,029.50
       5/27/91        11,713.00      11,225.05       11,141.87      11,127.35
        6/3/91        11,784.00      11,546.36       11,159.74      11,194.80
       6/10/91        11,601.00      11,270.69       11,166.89      11,020.95
       6/17/91        11,681.00      11,323.85       11,179.34      11,096.95
       6/24/91        11,507.00      11,056.71       11,197.12      10,931.65
        7/1/91        11,641.00      11,271.36       11,209.57      11,058.95
        7/8/91        11,665.00      11,279.38       11,216.68      11,081.75
       7/15/91        11,762.00      11,419.31       11,229.45      11,173.90
       7/22/91        11,764.00      11,441.20       11,242.23      11,175.80
       7/29/91        11,775.00      11,456.58       11,262.30      11,186.25
        8/5/91        11,918.00      11,520.95       11,267.77      11,322.10
       8/12/91        12,043.00      11,616.07       11,280.33      11,440.85
       8/19/91        11,777.00      11,277.04       11,292.90      11,188.15
       8/26/91        12,214.00      11,804.64       11,305.45      11,603.30
        9/2/91        12,292.00      11,859.14       11,318.01      11,677.40
        9/9/91        12,057.00      11,660.37       11,335.76      11,454.15
       9/16/91        11,984.00      11,583.47       11,347.84      11,384.80
       9/23/91        11,972.00      11,594.50       11,359.93      11,373.40
       9/30/91        11,997.00      11,659.87       11,372.02      11,397.15
       10/7/91        11,838.00      11,415.29       11,378.93      11,246.10
      10/14/91        11,885.00      11,631.78       11,390.52      11,290.75
      10/21/91        12,055.00      11,745.63       11,407.08      11,452.25
      10/28/91        12,042.00      11,738.61       11,413.70      11,439.90
       11/4/91        12,136.00      11,768.70       11,429.99      11,529.20
      11/11/91        12,233.00      11,861.65       11,436.26      11,621.35
      11/18/91        12,084.00      11,630.95       11,447.21      11,479.80
      11/25/91        11,914.00      11,339.06       11,458.17      11,318.30
       12/2/91        12,142.00      11,529.31       11,469.12      11,534.90
       12/9/91        12,162.00      11,441.37       11,484.86      11,553.90
      12/16/91        12,315.00      11,635.96       11,491.22      11,699.25
      12/23/91        12,781.00      12,017.45       11,508.74      12,141.95
      12/30/91        13,327.70      12,579.99       11,518.29      12,661.32
        1/6/92        13,363.30      12,673.61       11,524.66      12,695.13
       1/13/92        13,226.88      12,570.80       11,533.91      12,565.53
       1/20/92        13,057.35      12,639.17       11,543.17      12,404.49
       1/27/92        13,023.25      12,604.57       11,556.39      12,372.08
        2/3/92        12,988.52      12,458.46       11,561.68      12,339.09
       2/10/92        13,105.50      12,581.50       11,570.94      12,450.23
       2/17/92        13,012.21      12,549.23       11,579.95      12,361.60
       2/24/92        13,017.23      12,549.90       11,588.96      12,366.37
        3/2/92        13,100.49      12,562.44       11,604.42      12,445.46
        3/9/92        12,865.36      12,348.79       11,610.93      12,222.09
       3/16/92        12,884.82      12,391.59       11,616.18      12,240.58
       3/23/92        12,989.14      12,505.77       11,629.30      12,339.68
       3/30/92        12,844.70      12,301.82       11,638.48      12,202.46
        4/6/92        13,042.31      12,387.91       11,643.73      12,390.19
       4/13/92        13,073.40      12,409.64       11,652.94      12,419.73
       4/20/92        13,019.23      12,541.38       11,662.15      12,368.27
       4/27/92        12,934.97      12,496.07       11,671.36      12,288.23
        5/4/92        13,204.66      12,762.04       11,686.67      12,544.43
       5/11/92        13,226.94      12,817.55       11,689.11      12,565.59
       5/18/92        13,113.73      12,651.88       11,701.31      12,458.04
       5/25/92        13,045.52      12,696.18       11,711.07      12,393.24
        6/1/92        13,394.03      12,804.17       11,718.39      12,724.33
        6/8/92        13,087.38      12,690.66       11,723.27      12,433.01
       6/15/92        12,971.49      12,603.73       11,731.98      12,322.91
       6/22/92        12,845.70      12,399.28       11,745.68      12,203.41
       6/29/92        12,960.42      12,576.98       11,753.14      12,312.40
        7/6/92        13,155.21      12,735.13       11,758.12      12,497.44
       7/13/92        13,204.96      12,774.42       11,766.72      12,544.71
       7/20/92        13,123.56      12,747.33       11,775.32      12,467.38
       7/27/92        13,071.40      12,686.65       11,787.59      12,417.83
        8/3/92        13,526.80      13,111.61       11,798.65      12,850.46
       8/10/92        13,426.49      12,943.93       11,801.10      12,755.17
       8/17/92        13,503.73      12,992.08       11,808.46      12,828.55
       8/24/92        13,216.85      12,689.66       11,815.82      12,556.00
       8/31/92        13,273.02      12,799.49       11,826.33      12,609.37
        9/7/92        13,429.50      12,901.30       11,830.53      12,758.03
       9/14/92        13,670.25      13,162.09       11,838.05      12,986.73
       9/21/92        13,541.78      13,072.82       11,850.93      12,864.69
       9/28/92        13,212.83      12,909.32       11,856.30      12,552.19
       10/5/92        12,930.96      12,636.16       11,863.58      12,284.41
      10/12/92        12,885.82      12,639.67       11,870.54      12,241.53
      10/19/92        13,172.71      12,881.41       11,874.52      12,514.07
      10/26/92        13,277.03      12,987.73       11,884.47      12,613.18
       11/2/92        13,422.48      13,137.85       11,888.45      12,751.36
       11/9/92        13,268.00      13,016.15       11,895.42      12,604.60
      11/16/92        13,439.53      13,088.70       11,902.55      12,767.56
      11/23/92        13,586.99      13,234.31       11,914.77      12,907.64
      11/30/92        13,694.32      13,435.92       11,919.86      13,009.61
       12/7/92        13,824.72      13,566.99       11,923.94      13,133.49
      12/14/92        13,751.50      13,497.78       11,933.37      13,063.92
      12/21/92        14,062.46      13,750.71       11,946.84      13,359.34
      12/28/92        13,926.04      13,710.25       11,956.28      13,229.74
        1/4/93        13,667.56      13,599.25       11,964.81      12,984.18
       1/11/93        13,335.62      13,468.19       11,968.98      12,668.84
       1/18/93        13,395.54      13,659.60       11,980.47      12,725.77
       1/25/93        13,359.97      13,766.76       11,983.61      12,691.98
        2/1/93        13,424.84      13,852.85       11,990.92      12,753.60
        2/8/93        13,446.81      14,027.22       11,998.23      12,774.47
       2/15/93        13,382.99      13,932.26       12,005.28      12,713.84
       2/22/93        12,856.75      13,646.73       12,012.32      12,213.91
        3/1/93        13,200.95      13,866.39       12,023.40      12,540.90
        3/8/93        13,592.23      14,272.79       12,026.42      12,912.62
       3/15/93        13,485.52      14,177.34       12,038.53      12,811.24
       3/22/93        13,266.34      14,104.78       12,045.59      12,603.02
       3/29/93        13,205.14      14,171.65       12,050.63      12,544.88
        4/5/93        12,784.56      13,912.53       12,054.67      12,145.34
       4/12/93        12,730.16      14,111.30       12,061.75      12,093.65
       4/19/93        12,659.02      14,090.24       12,068.83      12,026.07
       4/26/93        12,512.55      13,659.27       12,078.95      11,886.92
        5/3/93        12,859.89      13,947.81       12,084.01      12,216.90
       5/10/93        12,829.55      13,966.20       12,090.07      12,188.07
       5/17/93        12,914.29      13,896.99       12,097.03      12,268.58
       5/24/93        13,055.53      14,145.41       12,107.96      12,402.75
       5/31/93        13,073.32      14,222.14       12,110.94      12,419.65
        6/7/93        12,957.19      14,150.76       12,121.01      12,309.33
       6/14/93        13,011.59      14,158.95       12,125.16      12,361.01
       6/21/93        12,889.18      14,119.50       12,137.61      12,244.72
       6/28/93        13,006.36      14,305.39       12,142.80      12,356.04
        7/5/93        12,785.61      14,122.84       12,146.95      12,146.33
       7/12/93        12,830.60      14,230.00       12,154.08      12,189.07
       7/19/93        12,679.94      14,144.07       12,161.22      12,045.95
       7/26/93        12,685.18      14,248.72       12,168.35      12,050.92
        8/2/93        12,637.05      14,290.18       12,175.48      12,005.20
        8/9/93        12,505.23      14,315.92       12,182.62      11,879.97
       8/16/93        12,514.64      14,376.27       12,192.84      11,888.91
       8/23/93        12,886.05      14,474.57       12,196.93      12,241.74
       8/30/93        12,925.80      14,694.41       12,204.08      12,279.51
        9/6/93        12,958.23      14,684.21       12,211.24      12,310.32
       9/13/93        12,905.92      14,714.80       12,218.41      12,260.63
       9/20/93        12,629.73      14,499.15       12,225.58      11,998.24
       9/27/93        12,814.90      14,721.99       12,235.83      12,174.16
       10/4/93        12,731.21      14,715.14       12,240.95      12,094.65
      10/11/93        12,894.42      14,708.11       12,247.12      12,249.69
      10/18/93        13,358.93      14,957.54       12,254.30      12,690.98
      10/25/93        13,137.13      14,829.65       12,261.49      12,480.28
       11/1/93        13,250.12      14,993.98       12,271.76      12,587.62
       11/8/93        13,094.24      14,717.48       12,278.96      12,439.53
      11/15/93        13,289.88      14,838.34       12,283.08      12,625.38
      11/22/93        13,250.12      14,698.25       12,290.29      12,587.62
      11/29/93        13,253.26      14,794.71       12,300.59      12,590.60
       12/6/93        13,410.19      14,947.67       12,304.71      12,739.68
      12/13/93        13,362.07      14,931.96       12,312.82      12,693.96
      12/20/93        13,275.23      14,944.67       12,320.94      12,611.47
      12/27/93        13,509.58      15,103.15       12,332.52      12,834.10
        1/3/94        13,394.34      14,947.34       12,340.63      12,724.63
       1/10/94        13,698.63      15,270.99       12,345.27      13,013.69
       1/17/94        13,546.48      15,215.49       12,352.67      12,869.16
       1/24/94        13,441.61      15,180.55       12,364.29      12,769.53
       1/31/94        13,623.29      15,498.68       12,371.69      12,942.13
        2/7/94        13,381.05      15,189.41       12,374.86      12,712.00
       2/14/94        13,298.33      15,147.95       12,386.05      12,633.41
       2/21/94        13,234.82      15,074.06       12,392.15      12,573.08
       2/28/94        13,159.48      15,064.19       12,396.22      12,501.51
        3/7/94        13,107.79      15,064.70       12,403.34      12,452.40
       3/14/94        13,115.17      15,088.10       12,411.67      12,459.41
       3/21/94        13,137.33      15,133.24       12,419.99      12,480.46
       3/28/94        12,895.08      14,865.26       12,431.89      12,250.33
        4/4/94        12,372.19      14,191.88       12,437.86      11,753.58
       4/11/94        12,580.46      14,553.98       12,445.14      11,951.44
       4/18/94        12,426.84      14,322.28       12,457.28      11,805.50
       4/25/94        12,735.56      14,662.14       12,465.78      12,098.78
        5/2/94        12,827.14      14,680.36       12,470.63      12,185.78
        5/9/94        12,537.62      14,341.50       12,479.13      11,910.74
       5/16/94        12,689.77      14,420.07       12,488.40      12,055.28
       5/23/94        12,865.54      14,710.79       12,497.68      12,222.26
       5/30/94        12,926.10      14,853.05       12,506.95      12,279.80
        6/6/94        12,963.03      14,911.57       12,516.22      12,314.88
       6/13/94        12,895.08      14,926.78       12,533.46      12,250.33
       6/20/94        12,831.57      14,814.77       12,540.63      12,189.99
       6/27/94        12,683.86      14,559.16       12,550.69      12,049.66
        7/4/94        12,626.25      14,531.08       12,562.54      11,994.94
       7/11/94        12,745.90      14,599.79       12,571.70      12,108.60
       7/18/94        12,927.58      14,841.35       12,577.81      12,281.20
       7/25/94        12,963.03      14,817.78       12,588.49      12,314.88
        8/1/94        13,112.22      15,046.47       12,603.75      12,456.61
        8/8/94        13,030.98      14,952.86       12,615.91      12,379.43
       8/15/94        13,150.62      15,070.05       12,624.98      12,493.09
       8/22/94        13,323.44      15,113.68       12,631.02      12,657.27
       8/29/94        13,564.21      15,523.09       12,646.14      12,886.00
        9/5/94        13,542.05      15,413.42       12,652.18      12,864.95
       9/12/94        13,417.98      15,265.14       12,663.71      12,747.08
       9/19/94        13,555.35      15,425.29       12,675.24      12,877.58
       9/26/94        13,412.07      15,104.65       12,691.70      12,741.46
       10/3/94        13,513.99      15,142.93       12,703.23      12,838.29
      10/10/94        13,449.00      15,062.69       12,709.81      12,776.55
      10/17/94        13,791.68      15,396.54       12,721.84      13,102.10
      10/24/94        13,621.82      15,137.75       12,739.04      12,940.73
      10/31/94        13,940.87      15,524.59       12,745.91      13,243.83
       11/7/94        13,735.55      15,227.86       12,757.95      13,048.78
      11/14/94        13,909.85      15,333.85       12,776.93      13,214.36
      11/21/94        13,788.73      15,087.43       12,787.29      13,099.29
      11/28/94        13,629.20      14,959.38       12,794.19      12,947.74
       12/5/94        13,570.12      14,940.49       12,806.27      12,891.61
      12/12/94        13,496.26      14,821.63       12,820.85      12,821.45
      12/19/94        13,793.16      15,108.33       12,835.44      13,103.50
      12/26/94        13,879.30      15,180.21       12,856.27      13,185.33
        1/2/95        13,761.69      15,170.02       12,870.85      13,073.61
        1/9/95        13,666.70      15,230.06       12,879.19      12,983.36
       1/16/95        13,834.07      15,521.25       12,899.92      13,142.36
       1/23/95        13,758.68      15,411.58       12,908.21      13,070.74
       1/30/95        13,889.85      15,509.55       12,922.72      13,195.36
        2/6/95        14,236.65      15,936.34       12,937.23      13,524.82
       2/13/95        14,149.20      15,961.92       12,951.96      13,441.74
       2/20/95        14,227.60      15,980.98       12,966.69      13,516.22
       2/27/95        14,322.59      16,050.69       12,981.43      13,606.46
        3/6/95        14,443.22      16,119.73       12,996.16      13,721.06
       3/13/95        14,587.97      16,275.20       13,011.11      13,858.57
       3/20/95        14,809.61      16,486.51       13,026.07      14,069.13
       3/27/95        14,910.63      16,729.58       13,047.43      14,165.10
        4/3/95        14,808.10      16,693.30       13,060.25      14,067.70
       4/10/95        14,916.67      16,873.68       13,077.37      14,170.83
       4/17/95        14,880.48      16,852.95       13,085.97      14,136.45
       4/24/95        15,109.66      17,087.00       13,101.01      14,354.18
        5/1/95        15,124.74      17,141.33       13,116.05      14,368.50
        5/8/95        15,433.84      17,473.50       13,131.09      14,662.15
       5/15/95        15,391.62      17,608.41       13,146.04      14,622.04
       5/22/95        15,289.09      17,480.69       13,161.00      14,524.64
       5/29/95        15,341.87      17,489.38       13,184.49      14,574.77
        6/5/95        15,623.82      17,897.46       13,190.90      14,842.63
       6/12/95        15,530.34      17,748.50       13,205.92      14,753.82
       6/19/95        15,860.55      18,236.82       13,227.38      15,067.52
       6/26/95        15,941.97      18,209.23       13,242.40      15,144.87
        7/3/95        15,869.60      18,317.23       13,255.28      15,076.12
       7/10/95        15,946.49      18,664.45       13,272.54      15,149.17
       7/17/95        16,044.50      18,858.70       13,281.27      15,242.27
       7/24/95        15,993.23      18,663.45       13,296.53      15,193.57
       7/31/95        16,103.30      18,854.53       13,311.80      15,298.14
        8/7/95        16,106.32      18,795.51       13,333.29      15,301.00
       8/14/95        16,053.55      18,794.68       13,347.83      15,250.87
       8/21/95        15,843.96      18,749.04       13,356.14      15,051.76
       8/28/95        15,928.40      18,789.49       13,370.67      15,131.98
        9/4/95        16,012.84      18,959.68       13,385.21      15,212.19
       9/11/95        16,208.85      19,307.40       13,399.97      15,398.41
       9/18/95        16,686.82      19,614.66       13,421.06      15,852.48
       9/25/95        16,825.54      19,591.43       13,435.82      15,984.26
       10/2/95        16,861.73      19,597.45       13,450.58      16,018.64
       10/9/95        16,988.38      19,493.46       13,459.01      16,138.96
      10/16/95        17,003.46      19,659.63       13,484.18      16,153.29
      10/23/95        17,001.95      19,737.20       13,488.37      16,151.86
      10/30/95        16,931.09      19,685.21       13,503.05      16,084.53
       11/6/95        17,000.45      19,870.27       13,517.73      16,150.42
      11/13/95        17,229.63      20,009.03       13,532.32      16,368.15
      11/20/95        17,621.66      20,172.02       13,546.90      16,740.58
      11/27/95        17,629.20      20,332.34       13,561.48      16,747.74
       12/4/95        17,972.98      20,759.64       13,576.06      17,074.33
      12/11/95        18,265.49      20,966.45       13,597.22      17,352.21
      12/18/95        17,942.82      20,545.30       13,605.68      17,045.68
      12/25/95        17,837.27      20,728.94       13,626.83      16,945.41
        1/1/96        18,042.93      20,872.70       13,641.64      17,140.79
        1/8/96        18,209.30      20,967.65       13,650.11      17,298.83
       1/15/96        17,785.82      20,344.88       13,664.50      16,896.53
       1/22/96        18,133.68      20,814.91       13,678.90      17,226.99
       1/29/96        18,526.90      21,191.46       13,693.30      17,600.56
        2/5/96        18,905.00      21,785.18       13,707.70      17,959.75
       2/12/96        19,479.71      22,474.69       13,721.50      18,505.73
       2/19/96        19,116.74      22,026.33       13,743.18      18,160.90
       2/26/96        19,192.36      22,120.05       13,749.10      18,232.74
        3/4/96        19,525.08      22,141.38       13,762.90      18,548.83
       3/11/96        19,146.98      21,783.54       13,776.43      18,189.63
       3/18/96        19,207.48      22,222.99       13,795.75      18,247.11
       3/25/96        19,207.48      22,143.55       13,809.28      18,247.11
        4/1/96        19,343.60      22,278.71       13,822.81      18,376.42
        4/8/96        19,086.49      21,964.58       13,830.54      18,132.16
       4/15/96        18,799.13      21,914.44       13,844.30      17,859.18
       4/22/96        18,995.74      22,108.21       13,858.06      18,045.96
       4/29/96        19,071.36      22,331.71       13,879.68      18,117.80
        5/6/96        18,663.02      21,885.27       13,885.58      17,729.87
       5/13/96        19,328.47      22,602.03       13,899.39      18,362.05
       5/20/96        19,888.06      23,009.51       13,923.07      18,893.66
       5/27/96        19,812.44      23,202.43       13,927.02      18,821.82
        6/3/96        19,767.07      22,841.79       13,940.83      18,778.71
       6/10/96        20,054.42      23,004.68       13,954.64      19,051.70
       6/17/96        19,963.68      22,774.60       13,968.53      18,965.50
       6/24/96        20,084.67      22,910.86       13,988.36      19,080.44
        7/1/96        20,296.41      23,161.56       14,002.25      19,281.59
        7/8/96        19,615.83      22,371.13       14,010.18      18,635.04
       7/15/96        19,056.24      21,600.81       14,024.29      18,103.43
       7/22/96        19,388.97      21,746.60       14,038.39      18,419.52
       7/29/96        19,192.36      21,658.23       14,052.50      18,232.74
        8/5/96        20,084.67      22,674.83       14,066.61      19,080.44
       8/12/96        20,054.42      22,874.95       14,080.77      19,051.70
       8/19/96        20,205.66      22,912.60       14,103.02      19,195.38
       8/26/96        20,099.80      22,829.50       14,109.09      19,094.81
        9/2/96        19,797.32      22,430.15       14,123.25      18,807.45
        9/9/96        20,099.80      22,844.95       14,137.42      19,094.81
       9/16/96        20,614.01      23,550.94       14,151.57      19,583.31
       9/23/96        20,689.63      23,646.93       14,185.93      19,655.15
       9/30/96        20,780.38      23,685.35       14,185.93      19,741.36
       10/7/96        21,158.48      24,247.70       14,194.02      20,100.55
      10/14/96        21,264.34      24,264.52       14,208.31      20,201.13
      10/21/96        21,506.33      24,492.06       14,222.60      20,431.01
      10/28/96        21,052.61      24,067.32       14,236.89      19,999.98
       11/4/96        21,385.34      24,404.08       14,259.09      20,316.07
      11/11/96        22,277.65      25,282.16       14,274.90      21,163.77
      11/18/96        22,549.88      25,470.01       14,288.74      21,422.39
      11/25/96        22,837.24      26,171.60       14,292.69      21,695.38
       12/2/96        22,716.25      26,165.28       14,306.53      21,580.44
       12/9/96        22,519.64      25,941.77       14,320.36      21,393.65
      12/16/96        21,687.82      24,953.98       14,341.21      20,603.43
      12/23/96        22,538.88      25,861.90       14,357.88      21,411.94
      12/30/96        22,770.05      26,112.07       14,370.39      21,631.55
        1/6/97        22,654.46      25,907.34       14,378.73      21,521.74
       1/13/97        22,918.66      26,328.38       14,393.46      21,772.72
       1/20/97        23,579.14      26,934.37       14,416.62      22,400.18
       1/27/97        23,314.94      26,539.05       14,429.24      22,149.20
        2/3/97        24,190.08      27,302.37       14,439.77      22,980.58
       2/10/97        24,173.57      27,267.38       14,452.40      22,964.89
       2/17/97        25,180.80      28,077.79       14,467.21      23,921.76
       2/24/97        25,015.68      28,150.36       14,492.60      23,764.90
        3/3/97        24,503.81      27,640.24       14,505.30      23,278.62
       3/10/97        25,114.75      28,287.97       14,511.65      23,859.01
       3/17/97        24,338.69      27,674.33       14,526.43      23,121.75
       3/24/97        24,206.59      27,516.85       14,547.55      22,996.26
       3/31/97        23,133.31      26,351.65       14,562.34      21,976.65
        4/7/97        23,331.46      26,536.24       14,570.79      22,164.88
       4/14/97        22,852.61      25,905.58       14,586.33      21,709.98
       4/21/97        23,579.14      26,495.30       14,601.88      22,400.18
       4/28/97        24,008.45      26,944.23       14,626.30      22,808.03
        5/5/97        25,577.09      28,951.60       14,632.96      24,298.23
       5/12/97        25,808.26      29,220.94       14,648.58      24,517.84
       5/19/97        25,824.77      29,078.12       14,673.11      24,533.53
       5/26/97        26,237.57      29,568.69       14,679.79      24,925.69
        6/2/97        25,973.38      29,555.70       14,697.63      24,674.71
        6/9/97        26,567.81      30,144.29       14,711.01      25,239.42
       6/16/97        27,492.48      31,237.57       14,726.71      26,117.86
       6/23/97        26,997.12      30,713.87       14,749.13      25,647.26
       6/30/97        27,228.29      30,952.21       14,764.82      25,866.87
        7/7/97        28,004.35      31,909.01       14,773.79      26,604.13
       7/14/97        28,070.40      32,135.68       14,798.42      26,666.88
       7/21/97        27,855.74      31,955.53       14,805.13      26,462.96
       7/28/97        28,532.74      32,788.79       14,820.81      27,106.10
        8/4/97        28,829.95      33,284.11       14,836.47      27,388.45
       8/11/97        28,351.10      32,828.40       14,852.13      26,933.55
       8/18/97        27,542.66      31,979.84       14,867.78      26,165.53
       8/25/97        27,724.96      32,258.85       14,883.42      26,338.71
        9/1/97        27,956.96      31,543.68       14,899.08      26,559.12
        9/8/97        27,956.96      32,666.89       14,914.72      26,559.12
       9/15/97        27,509.52      32,276.30       14,930.55      26,134.04
       9/22/97        28,669.56      33,538.25       14,955.41      27,236.08
       9/29/97        28,619.84      33,475.36       14,968.97      27,188.85
       10/6/97        29,017.57      34,165.40       14,984.86      27,566.69
      10/13/97        28,885.00      34,014.54       14,993.99      27,440.75
      10/20/97        28,487.27      33,585.99       15,009.97      27,062.90
      10/27/97        26,432.34      30,832.24       15,032.79      25,110.72
       11/3/97        28,255.26      33,022.52       15,041.92      26,842.50
      11/10/97        27,642.10      32,404.66       15,057.90      26,259.99
      11/17/97        28,387.84      33,297.40       15,085.44      26,968.44
      11/24/97        28,503.84      33,324.47       15,099.21      27,078.65
       12/1/97        29,299.30      34,324.74       15,106.09      27,834.33
       12/8/97        29,547.88      34,602.63       15,129.42      28,070.48
      12/15/97        29,093.47      33,944.50       15,139.10      27,638.80
      12/22/97        28,675.22      33,613.46       15,168.16      27,241.46
      12/29/97        28,625.03      33,611.82       15,180.26      27,193.78
        1/5/98        29,411.34      34,458.84       15,189.95      27,940.77
       1/12/98        28,541.38      33,133.91       15,207.42      27,114.31
       1/19/98        29,528.45      33,931.22       15,224.91      28,052.03
       1/26/98        28,892.71      33,780.84       15,249.87      27,448.07
        2/2/98        30,130.73      35,356.30       15,267.35      28,624.19
        2/9/98        30,398.41      35,712.51       15,277.34      28,878.49
       2/16/98        30,799.93      36,053.63       15,293.36      29,259.93
       2/23/98        31,301.83      36,702.46       15,309.38      29,736.74
        3/2/98        31,586.24      37,051.36       15,325.41      30,006.93
        3/9/98        31,619.70      37,225.27       15,341.43      30,038.72
       3/16/98        32,238.71      38,189.94       15,369.49      30,626.77
       3/23/98        33,025.02      38,776.92       15,383.51      31,373.77
       3/30/98        33,008.29      38,716.87       15,397.54      31,357.88
        4/6/98        34,012.09      39,713.11       15,406.90      32,311.49
       4/13/98        33,577.11      39,309.97       15,423.33      31,898.25
       4/20/98        33,777.87      39,815.39       15,439.77      32,088.98
       4/27/98        32,807.53      38,510.88       15,456.20      31,167.15
        5/4/98        34,145.93      39,781.32       15,472.64      32,438.63
       5/11/98        33,828.06      39,245.31       15,489.24      32,136.66
       5/18/98        33,928.44      39,227.04       15,515.32      32,232.02
       5/25/98        33,593.84      39,402.82       15,531.92      31,914.15
        6/1/98        33,627.30      38,722.07       15,546.15      31,945.94
        6/8/98        34,698.02      39,611.39       15,562.71      32,963.12
       6/15/98        33,577.11      38,247.70       15,572.13      31,898.25
       6/22/98        34,447.07      39,190.11       15,595.62      32,724.72
       6/29/98        35,567.98      40,453.31       15,612.21      33,789.58
        7/6/98        36,170.26      41,133.76       15,628.73      34,361.75
       7/13/98        36,421.21      41,424.05       15,645.39      34,600.15
       7/20/98        36,672.16      42,107.41       15,662.05      34,838.55
       7/27/98        35,952.77      40,808.50       15,678.71      34,155.13
        8/3/98        34,748.21      39,580.39       15,695.36      33,010.80
       8/10/98        33,665.78      38,548.85       15,712.01      31,982.49
       8/17/98        33,956.89      38,578.76       15,728.65      32,259.05
       8/24/98        33,991.14      38,748.85       15,745.29      32,291.58
       8/31/98        30,258.11      34,098.58       15,761.93      28,745.20
        9/7/98        31,713.65      34,700.96       15,778.57      30,127.97
       9/14/98        31,987.63      36,701.66       15,795.20      30,388.25
       9/21/98        31,610.90      36,504.88       15,811.82      30,030.36
       9/28/98        32,330.11      37,400.11       15,828.45      30,713.61
       10/5/98        31,114.31      35,266.39       15,844.69      29,558.59
      10/12/98        31,319.80      35,644.74       15,860.63      29,753.81
      10/19/98        34,744.60      37,967.55       15,876.58      33,007.37
      10/26/98        33,511.67      38,333.80       15,892.52      31,836.08
       11/2/98        34,384.99      39,749.66       15,908.45      32,665.74
       11/9/98        34,624.73      40,426.28       15,924.27      32,893.49
      11/16/98        35,087.08      40,640.51       15,940.10      33,332.72
      11/23/98        36,525.49      42,524.86       15,955.92      34,699.22
      11/30/98        35,874.78      41,656.21       15,971.75      34,081.04
       12/7/98        36,354.25      42,529.21       15,988.45      34,536.54
      12/14/98        34,951.80      40,874.92       16,005.30      33,204.21
      12/21/98        36,385.72      43,094.32       16,022.15      34,566.43
      12/28/98        37,349.14      43,917.23       16,039.00      35,481.68
        1/4/99        37,416.35      44,022.02       16,055.14      35,545.53
       1/11/99        37,998.88      45,315.74       16,070.35      36,098.94
       1/18/99        37,528.38      44,587.57       16,085.55      35,651.96
       1/25/99        36,878.63      44,265.77       16,100.76      35,034.70
        2/1/99        38,290.15      45,678.04       16,115.96      36,375.64
        2/8/99        37,550.78      44,639.24       16,130.92      35,673.24
       2/15/99        37,662.81      44,160.99       16,145.88      35,779.66
       2/22/99        38,514.20      45,681.02       16,160.84      36,588.49
        3/1/99        37,438.76      44,400.28       16,175.80      35,566.82
        3/8/99        38,693.44      46,084.79       16,190.81      36,758.76
       3/15/99        39,522.42      46,977.73       16,205.83      37,546.30
       3/22/99        39,298.37      46,620.85       16,220.84      37,333.45
       3/29/99        39,432.80      47,105.62       16,235.86      37,461.16
        4/5/99        39,275.97      47,511.12       16,250.91      37,312.17
       4/12/99        40,396.22      48,872.93       16,265.98      38,376.40
       4/19/99        38,491.79      46,396.34       16,281.06      36,567.20
       4/26/99        40,060.14      48,946.79       16,296.13      38,057.13
        5/3/99        40,060.14      48,763.63       16,311.17      38,057.13
       5/10/99        39,589.64      48,259.19       16,326.12      37,610.15
       5/17/99        39,365.59      48,241.43       16,341.07      37,397.31
       5/24/99        38,379.77      47,069.90       16,356.02      36,460.78
       5/31/99        37,954.07      46,908.09       16,370.97      36,056.37
        6/7/99        39,007.11      48,097.51       16,386.05      37,056.75
       6/14/99        37,774.83      46,648.47       16,401.15      35,886.09
       6/21/99        38,805.46      48,642.92       16,416.26      36,865.19
       6/28/99        38,379.77      48,017.94       16,431.36      36,460.78
       6/30/99        39,925.71      49,514.33       16,435.68      37,929.42

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


-------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

[GRAPHIC OMITTED]

                                             GAM North America
                 GAM North America    (after maximum sales load of 5%)  Standard & Poor's Composite Index
---------------------------------------------------------------------------------------------------------
One Year             13.00                         7.35                             22.89
Three Years          25.71                        23.57                             29.16
Five Years           25.97                        24.69                             27.90
Since inception      15.70                        15.08                             18.36


ANNUAL PERFORMANCE - CLASS A

[GRAPHIC OMITTED]

                        GAM
                        North America
        GAM             Class A                 S&P
        North America   (after maximum          Comp
        Class A         sales load of 5%)       Index
Year    %               %                       %
------------------------------------------------------
1995    30.90           24.35                   37.60
1996    24.10           17.89                   22.95
1997    29.41           22.94                   33.35
1998    29.44           22.96                   28.76
1999*    6.45            1.13                   12.38

*6 months


                                         GAM North
                                           America          Standard &
                         GAM               Class A              Poor's
               North America        (After Maximum           Composite
                     Class A     Sales Load of 5%)               Index
Year                       %                     %                   %
--------------------------------------------------------------------------------
1995                   30.90                 24.35               37.60
1996                   24.10                 17.89               22.95
1997                   29.41                 22.94               33.35
1998                   29.44                 22.96               28.76
1999*                   6.45                  1.13               12.38

*6 months

--------------------------------------------------------------------------------
           GAM North America Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES


                                                      GAM
                                            North America                        Average
                                    GAM           Class B        S & P          1 Month
                          North America    (with deferred         Comp          Deposit
                                Class B     sales charge)        Index             Rate
30th June, 1999               US$17.79                           1,372.71
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           + 3.19              - 1.97         + 7.05       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                + 5.45              + 0.18         +12.38       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            +10.01              + 6.64         +22.89       + 5.26
-------------------------------------------------------------------------------------------
Since inception*                +14.21              +11.01         +24.88       + 5.30
-------------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES


                                                      GAM
                                            North America                        Average
                                    GAM           Class C        S & P          1 Month
                          North America    (with deferred         Comp          Deposit
                                Class C     sales charge)        Index             Rate
30th June, 1999               US$17.50                           1,372.71
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           + 3.31              + 2.27         + 7.05       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                + 5.55              + 4.49         +12.38       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
Since inception*                + 6.28              + 5.47         +21.11       + 5.25
-------------------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 7th July, 1998 for Class C shares.

THE COMMENT


     During the first half of 1999, the momentum of the US economy has continued to outpace consensus expectations. Global growth has also stabilized more quickly than we had anticipated. The massive liquefaction provided by numerous incremental reductions in interest rates, of central banks around the globe, and robust consumer demand in the US have been the principal catalysts behind the improving trends in global economic activity. Increasingly open and independently accountable monetary authorities among many of the former depressed economies, have also contributed to economic stability and revived investor confidence in developing markets. Economic fundamentals in the US continue to support our outlook for a secular decline in interest rates. However, market forces have caused bond yields to rise during the first half of the year, reflecting the resonant level of economic activity. Although the low level of unemployment has prompted concern about imminent wage inflation, in the general economy, we believe that job security is of primary concern, particularly against the competitive global backdrop, and the historically high level of layoffs and job loss due to corporate restructuring, consolidation and technological change. Pricing flexibility remains illusive, and we continue to expect that another year-over-year decline in average annual inflation is possible. This backdrop continues to present a constructive environment for US financial assets and the dollar. The expected preemptive increase in the Federal Funds rate on June 30, may slow consumption as the possibility of further rate increases could undermine consumer expectations. The stimulus to demand from the "wealth effect" from rising equity prices would also be absent, if equity markets remain in a trading range until visible signs of slower growth emerge, and interest rates begin a declining trend. The absence of 1998's sources of supplemental liquidity, provided by mortgage refinancing, declining fuel and import prices, and the measurable rise in real income growth, as inflation declined, should also weaken consumption. In the short run, however, the tightening bias in monetary policy, announced on May 18, may have contributed to the most recent surge in housing activity, in anticipation of higher costs of capital. A rising trend in weekly jobless claims, declining money supply growth and weakening bank credit demand, are factors which already point to moderating economic activity. Although consumer spending in the US remains robust, and global demand is firming, we see little evidence of inflation. We cite ample global capacity, and thus the ability to readily produce additional supply as demand increases, and relentless global competition, as secular factors, which argue against global reflation. In addition, we expect the global expansion to gain momentum slowly, with risks to the downside, stronger than to the upside. Vigilant monetary policy in the US should insure price stability, and the viability of the current business cycle, now in its 99th month.

--------------------------------------------------------------------------------
                GAM North America Fund - Statement of Investments
--------------------------------------------------------------------------------

AS AT 30TH JUNE, 1999 (UNAUDITED)

                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------

EQUITIES - 97.7%
                    AUTOMOBILES - 4.1%
       7,018        DaimlerChrysler                                     623,725
      18,018        Ford Motor                                        1,016,891
                                                                  --------------
                                                                      1,640,616
                                                                  --------------
                    BANKING - 6.2%
      10,000        Bankamerica                                         733,125
      12,000        Chase Manhattan                                   1,039,500
      10,000        SunTrust Banks                                      694,375
                                                                  --------------
                                                                      2,467,000
                                                                  --------------
                    BEVERAGES & TOBACCO - 8.7%
      25,000        Coca-Cola                                         1,562,500
      20,000        PepsiCo                                             773,750
      28,000        Philip Morris                                     1,125,250
                                                                  --------------
                                                                      3,461,500
                                                                  --------------
                    BROADCASTING & PUBLISHING - 3.0%
     *20,000        Fox Entertainment Group                             538,750
      12,000        McGraw-Hill                                         647,250
                                                                  --------------
                                                                      1,186,000
                                                                  --------------
                    COMPUTER SOFTWARE - 3.6%
     *16,000        Microsoft                                         1,443,000
                                                                  --------------
                                                                      1,443,000
                                                                  --------------

                    DATA PROCESSING & REPRODUCTION - 2.3%
       4,900        Compaq Computer                                     116,068
       8,000        Hewlett Packard                                     804,000
                                                                  --------------
                                                                        920,068
                                                                  --------------
                    ELECTRICAL & ELECTRONICS - 1.6%
      10,000        Emerson Electric                                    628,750
                                                                  --------------
                                                                        628,750
                                                                  --------------
                    ELECTRONIC COMP. & INSTRUMENTS - 7.5%
     *16,100        Cisco Systems                                     1,038,450
      *3,000        Conexant Systems                                    174,188
      30,000        Intel                                             1,785,000
                                                                  --------------
                                                                      2,997,638
                                                                  --------------
                    ENERGY SOURCES - 4.0%
       6,000        BP Amoco ADR                                        651,000
       3,200        Chevron                                             304,600
       4,200        Exxon                                               323,925
       3,200        Mobil                                               316,800
                                                                  --------------
                                                                      1,596,325
                                                                  --------------
                    FINANCIAL SERVICES - 9.3%
       5,000        American Express                                    650,625
      16,098        Associates First Capital A                          713,343
      16,500        Citigroup                                           783,750
      15,000        Fannie Mae                                        1,025,625
       7,000        Goldman Sachs Group                                 505,750
                                                                  --------------
                                                                      3,679,093
                                                                  --------------
                    FOOD & HOUSEHOLD PRODUCTS - 3.4%
       6,000        Colgate-Palmolive                                   592,500
       8,500        Proctor & Gamble                                    758,625
                                                                  --------------
                                                                      1,351,125
                                                                  --------------
                    HEALTH & PERSONAL CARE - 18.9%
      17,000        Abbott Laboratories                                 773,500
      14,000        American Home Products                              805,000
      12,000        Bristol-Myers Squibb                                845,250
       1,200        Estee Lauder A                                       60,150
      15,000        Gillette                                            615,000
      12,000        Johnson & Johnson                                 1,176,000


                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------

      17,000        Merck                                             1,258,000
      18,000        Pfizer                                            1,975,500
                                                                  --------------
                                                                      7,508,400
                                                                  --------------
                    INDUSTRIAL COMPONENTS - 1.8%
      12,000        Rockwell International                              729,000
                                                                  --------------
                                                                        729,000
                                                                  --------------
                    INSURANCE - 2.1%
       1,200        American General                                     90,450
      10,000        Marsh & McLennan Companies                          755,000
                                                                  --------------
                                                                        845,450
                                                                  --------------
                    LEISURE & TOURISM - 1.9%
      15,000        McDonald's                                          619,687
      *2,350        Tricon Global Restaurants                           127,194
                                                                  --------------
                                                                        746,881
                                                                  --------------
                    MERCHANDISING - 3.7%
      26,000        Walgreen                                            763,750
      15,000        Wal-Mart Stores                                     723,750
                                                                  --------------
                                                                      1,487,500
                                                                  --------------
                    MULTI-INDUSTRY - 8.5%
      12,000        Allied Signal                                       756,000
         *10        Berkshire Hathaway                                  689,000
        *150        Berkshire Hathaway B                                337,350
      14,000        General Electric                                  1,582,000
                                                                  --------------
                                                                      3,364,350
                                                                  --------------
                    RECREATION & OTHER
                      CONSUMER GOODS - 0.2%
      *4,800        Polo Ralph Lauren A                                  91,200
                                                                  --------------
                                                                         91,200
                                                                  --------------
                    TELECOMMUNICATIONS - 5.5%
       4,600        Bell Atlantic                                       300,725
      18,000        Bellsouth                                           843,750
      18,064        SBC Communications                                1,047,712
                                                                  --------------
                                                                      2,192,187
                                                                  --------------
                    TRANSPORTATION - ROAD & RAIL - 1.4%
       8,000        Norfolk Southern                                    542,250
                                                                  --------------
                                                                        542,250
                                                                  --------------
TOTAL EQUITIES (COST $33,086,950)                                    38,878,333
                                                                  --------------
PREFERRED SHARES - 0.1%
                    BROADCASTING & PUBLISHING - 0.1%
       1,800        News Corp ADR                                        56,812
                                                                  --------------
TOTAL PREFERRED SHARES (COST $36,333)                                    56,812
                                                                  --------------
TIME DEPOSITS - 2.4%
                    UNITED STATES - 2.4%
    $935,934        Republic National Bank
                    6.25% 1999-07-01                                    935,934
                                                                  --------------
TOTAL TIME DEPOSITS (COST $935,934)                                     935,934
                                                                  --------------
TOTAL INVESTMENTS (COST $34,059,217**) - 100.2%                      39,871,079
NET CURRENT LIABILITIES - (0.2)%                                        (80,062)
                                                                  --------------
TOTAL NET ASSETS - 100.0%                                            39,791,017
                                                                  ==============

 * Non-income producing security.
** Cost for federal income tax purposes is identical

Glossary of terms:
ADR -American Depositary Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
                             GAMerica Capital Fund
--------------------------------------------------------------------------------
Fund Management
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]   GORDON GRENDER, DIRECTOR, HAS BEEN ASSOCIATED WITH GAM SINCE
                    1983.  HE HAS BEEN ACTIVELY  INVOLVED IN FUND  MANAGEMENT IN
                    NORTH  AMERICAN  STOCK  MARKETS  SINCE  1974.  HE  COMMENCED
                    MANAGEMENT OF GAMERICA  CAPITAL FUND ON 12TH MAY,  1995. MR.
                    GRENDER ALSO MANAGES  GAMERICA  INC.,  AN OFFSHORE FUND WITH
                    SIMILAR INVESTMENT OBJECTIVES.


     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


Report to Shareholders
--------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES


                                                  GAMerica
                                                   Capital
                                                   Class A
                                                    (after                      Average
                                GAMerica           maximum       S & P          1 Month
                                 Capital        sales load        Comp          Deposit
                                 Class A            of 5%)       Index             Rate
30th June, 1999               US$20.09            US$21.15       1,372.71
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           +16.67              +10.83         + 7.05       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                +17.62              +11.74         +12.38       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            +22.21              +16.10         +22.89       + 5.26
-------------------------------------------------------------------------------------------
2 years to June, 1999           +36.25              +32.80         +26.48       + 5.51
-------------------------------------------------------------------------------------------
3 years to June, 1999           +25.80              +23.66         +29.16       + 5.50
-------------------------------------------------------------------------------------------
Since inception                 +25.16              +23.62         +28.55       + 5.55
-------------------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 12th May 1995, Class B and Class C on 26th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
           GAMerica Capital Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

       Date           AMF/NTR        STP             DUS             AMF/NTR/SL
        5/12/95       10,000.00       10,000.00       10,000.00      10,000.00
        5/19/95       10,006.00        9,883.96       10,011.38       9,505.70
        5/26/95        9,943.00        9,973.88       10,022.75       9,445.85
         6/2/95        9,946.00       10,147.59       10,034.12       9,448.70
         6/9/95        9,952.00       10,065.50       10,045.55       9,454.40
        6/16/95        9,958.00       10,297.29       10,056.98       9,460.10
        6/23/95        9,964.00       10,490.93       10,068.40       9,465.80
        6/30/95        9,970.00       10,401.31       10,079.82       9,471.50
         7/7/95        9,976.00       10,628.33       10,091.25       9,477.20
        7/14/95        9,982.00       10,700.69       10,102.86       9,482.90
        7/21/95        9,990.00       10,585.90       10,114.47       9,490.50
        7/28/95        9,997.00       10,769.05       10,126.09       9,497.15
         8/4/95       10,002.00       10,697.83       10,137.70       9,501.90
        8/11/95       10,007.00       10,629.66       10,148.76       9,506.65
        8/18/95       10,121.00       10,713.28       10,159.82       9,614.95
        8/25/95       10,153.00       10,735.49       10,170.87       9,645.35
         9/1/95       10,190.00       10,812.34       10,181.93       9,680.50
         9/8/95       10,241.00       10,987.01       10,193.16       9,728.95
        9/15/95       10,282.00       11,197.06       10,204.38       9,767.90
        9/22/95       10,246.00       11,171.13       10,215.62       9,733.70
        9/29/95       10,244.00       11,227.76       10,226.84       9,731.80
        10/6/95       10,209.00       11,196.01       10,238.07       9,698.55
       10/13/95       10,250.00       11,239.87       10,249.24       9,737.50
       10/20/95       10,217.00       11,301.94       10,260.41       9,706.15
       10/27/95       10,233.00       11,157.78       10,271.57       9,721.35
        11/3/95       10,491.00       11,372.30       10,282.74       9,966.45
       11/10/95       10,458.00       11,418.93       10,293.83       9,935.10
       11/17/95       10,529.00       11,565.85       10,304.92      10,002.55
       11/24/95       10,406.00       11,569.19       10,316.02       9,885.70
        12/1/95       10,480.00       11,709.64       10,327.11       9,956.00
        12/8/95       10,383.00       11,917.51       10,338.38       9,863.85
       12/15/95       10,075.00       11,900.72       10,349.64       9,571.25
       12/22/95       10,050.00       11,821.40       10,360.90       9,547.50
       12/29/95       10,137.32       11,903.41       10,372.17       9,630.45
         1/5/96        9,935.18       11,923.72       10,383.43       9,438.42
        1/12/96        9,783.58       11,640.86       10,394.38       9,294.40
        1/19/96        9,581.44       11,840.04       10,405.34       9,102.36
        1/26/96        9,813.90       12,034.86       10,416.29       9,323.20
         2/2/96        9,864.43       12,315.53       10,427.24       9,371.21
         2/9/96        9,874.54       12,718.61       10,437.74       9,380.81
        2/16/96        9,985.72       12,561.35       10,448.24       9,486.43
        2/23/96       10,268.71       12,781.95       10,458.74       9,755.28
         3/1/96       10,268.71       12,502.01       10,469.24       9,755.28
         3/8/96       10,228.28       12,296.34       10,479.53       9,716.87
        3/15/96       10,662.89       12,455.61       10,489.82      10,129.74
        3/22/96       10,723.53       12,639.46       10,500.10      10,187.35
        3/29/96       10,844.81       12,545.33       10,510.39      10,302.57
         4/5/96       11,208.66       12,752.06       10,520.69      10,648.23
        4/12/96       10,865.03       12,385.07       10,531.15      10,321.77
        4/19/96       11,046.95       12,553.14       10,541.62      10,494.60
        4/26/96       11,612.94       12,721.87       10,552.09      11,032.30
         5/3/96       11,481.55       12,496.87       10,562.55      10,907.47
        5/10/96       11,623.05       12,706.08       10,573.06      11,041.90
        5/17/96       11,845.40       13,039.40       10,583.57      11,253.13
        5/24/96       12,714.61       13,232.08       10,594.08      12,078.88
        5/31/96       12,623.64       13,054.47       10,604.59      11,992.46
         6/7/96       12,744.93       13,141.75       10,615.09      12,107.68
        6/14/96       12,563.00       13,001.56       10,625.65      11,934.85
        6/21/96       12,552.89       13,026.52       10,636.21      11,925.25
        6/28/96       12,704.50       13,106.15       10,646.77      12,069.27
         7/5/96       12,583.22       12,853.80       10,657.34      11,954.05
        7/12/96       12,249.68       12,639.24       10,668.07      11,637.20
        7/19/96       12,037.44       12,498.84       10,678.80      11,435.57
        7/26/96       11,997.01       12,449.04       10,689.53      11,397.16
         8/2/96       12,482.15       12,975.39       10,700.26      11,858.04
         8/9/96       12,704.50       12,973.39       10,711.03      12,069.27
        8/16/96       12,805.57       13,039.91       10,721.80      12,165.29
        8/23/96       12,593.32       13,081.17       10,732.58      11,963.66
        8/30/96       12,704.50       12,791.64       10,743.35      12,069.27
         9/6/96       12,411.40       12,869.58       10,754.12      11,790.83
        9/13/96       12,684.29       13,363.26       10,764.89      12,050.07
        9/20/96       12,775.25       13,496.38       10,764.89      12,136.49
        9/27/96       12,502.36       13,485.48       10,791.03      11,877.24
        10/4/96       12,664.07       13,791.25       10,797.18      12,030.87
       10/11/96       12,704.50       13,781.15       10,808.05      12,069.27
       10/18/96       12,552.89       13,986.66       10,818.92      11,925.25
       10/25/96       12,209.26       13,797.41       10,829.79      11,598.79
        11/1/96       11,986.90       13,859.11       10,840.66      11,387.56
        11/8/96       12,037.44       14,397.51       10,851.19      11,435.57
       11/15/96       12,037.44       14,537.16       10,861.71      11,435.57
       11/22/96       11,804.98       14,761.83       10,872.24      11,214.73
       11/29/96       11,815.08       14,930.95       10,882.77      11,224.33
        12/6/96       11,653.37       14,592.94       10,893.29      11,070.70
       12/13/96       11,602.84       14,382.25       10,904.39      11,022.69
       12/20/96       11,663.48       14,787.33       10,915.48      11,080.30
       12/27/96       11,838.78       14,949.57       10,926.58      11,246.84
         1/3/97       11,982.89       14,782.25       10,937.68      11,383.74
        1/10/97       12,193.50       15,014.69       10,948.89      11,583.83
        1/17/97       11,916.38       15,350.01       10,960.10      11,320.56
        1/24/97       11,982.89       15,243.88       10,971.31      11,383.74
        1/31/97       12,437.37       15,559.08       10,982.52      11,815.50
         2/7/97       12,415.20       15,632.18       10,993.73      11,794.44
        2/14/97       12,537.14       16,012.61       11,005.00      11,910.28
        2/21/97       12,381.95       15,885.41       11,016.26      11,762.85
        2/28/97       11,927.46       15,674.10       11,027.53      11,331.09
         3/7/97       11,883.12       15,960.37       11,038.80      11,288.96
        3/14/97       11,705.76       15,732.15       11,050.04      11,120.47
        3/21/97       11,606.00       15,557.97       11,061.29      11,025.70
        3/28/97       11,339.96       15,360.86       11,072.54      10,772.96
         4/4/97       10,763.54       15,049.41       11,083.78      10,225.36
        4/11/97       10,896.56       14,652.97       11,095.61      10,351.73
        4/18/97       11,151.51       15,228.71       11,107.43      10,593.93
        4/25/97       11,007.41       15,215.21       11,119.26      10,457.03
         5/2/97       11,517.32       16,167.49       11,131.08      10,941.45
         5/9/97       11,816.61       16,408.32       11,142.95      11,225.78
        5/16/97       11,883.12       16,513.08       11,154.83      11,288.96
        5/23/97       12,182.42       16,862.91       11,166.70      11,573.29
        5/30/97       12,603.65       16,893.74       11,178.57      11,973.46
         6/6/97       12,503.88       17,093.54       11,190.45      11,878.69
        6/13/97       12,936.20       17,802.15       11,202.39      12,289.39
        6/20/97       13,113.56       17,916.37       11,214.33      12,457.88
        6/27/97       13,545.87       17,695.05       11,226.26      12,868.58
         7/4/97       13,789.74       18,291.82       11,238.20      13,100.25
        7/11/97       14,044.70       18,293.02       11,250.13      13,342.46
        7/18/97       13,944.93       18,271.34       11,262.04      13,247.68
        7/25/97       14,244.23       18,746.17       11,273.97      13,532.01
         8/1/97       14,543.52       18,918.83       11,285.89      13,816.34
         8/8/97       14,654.37       18,652.93       11,297.79      13,921.65
        8/15/97       14,643.29       18,004.63       11,309.70      13,911.12
        8/22/97       14,752.93       18,465.01       11,321.60      14,015.29
        8/29/97       15,001.07       17,989.34       11,333.51      14,251.02
         9/5/97       15,384.56       18,586.91       11,345.41      14,615.33
        9/12/97       15,925.95       18,490.02       11,357.45      15,129.65
        9/19/97       16,388.39       19,028.38       11,369.48      15,568.97
        9/26/97       17,110.24       18,928.41       11,381.52      16,254.73
        10/3/97       17,155.36       19,331.11       11,393.55      16,297.59
       10/10/97       17,031.29       19,376.11       11,405.71      16,179.73
       10/17/97       16,726.76       18,924.63       11,417.86      15,890.42
       10/24/97       17,076.41       18,879.90       11,430.01      16,222.59
       10/31/97       16,670.36       18,343.94       11,442.17      15,836.84
        11/7/97       16,591.41       18,608.39       11,454.32      15,761.84
       11/14/97       16,320.71       18,631.24       11,466.54      15,504.68
       11/21/97       16,760.59       19,334.60       11,478.76      15,922.56
       11/28/97       16,670.36       19,186.23       11,490.98      15,836.84
        12/5/97       17,121.52       19,762.45       11,503.20      16,265.45
       12/12/97       16,410.95       19,157.64       11,516.09      15,590.40
       12/19/97       16,048.34       19,030.68       11,528.98      15,245.92
       12/26/97       16,011.56       18,829.21       11,541.87      15,210.98
         1/2/98       16,477.44       19,611.08       11,554.77      15,653.57
         1/9/98       16,391.62       18,664.52       11,568.06      15,572.04
        1/16/98       17,139.48       19,350.99       11,581.36      16,282.51
        1/23/98       17,249.82       19,278.12       11,594.65      16,387.33
        1/30/98       17,335.64       19,741.03       11,607.95      16,468.86
         2/6/98       17,936.38       20,401.57       11,621.25      17,039.56
        2/13/98       18,353.22       20,561.47       11,633.44      17,435.56
        2/20/98       18,610.68       20,852.27       11,645.62      17,680.15
        2/27/98       18,904.92       21,163.56       11,657.81      17,959.67
         3/6/98       18,819.10       21,297.87       11,670.00      17,878.15
        3/13/98       19,015.26       21,564.74       11,682.45      18,064.50
        3/20/98       19,542.44       22,187.52       11,694.90      18,565.32
        3/27/98       20,020.58       22,118.58       11,707.35      19,019.55
         4/3/98       20,584.54       22,675.24       11,719.80      19,555.31
        4/10/98       20,474.20       22,541.09       11,732.30      19,450.49
        4/17/98       21,123.98       22,688.13       11,744.80      20,067.78
        4/24/98       21,295.62       22,394.72       11,757.30      20,230.84
         5/1/98       21,160.76       22,665.81       11,769.81      20,102.72
         5/8/98       20,768.44       22,412.10       11,782.44      19,730.02
        5/15/98       20,645.84       22,430.25       11,795.06      19,613.55
        5/22/98       20,498.72       22,471.62       11,807.69      19,473.78
        5/29/98       20,621.32       22,080.12       11,820.31      19,590.25
         6/5/98       20,265.78       22,552.86       11,832.94      19,252.49
        6/12/98       19,996.06       22,254.97       11,845.49      18,996.26
        6/19/98       20,118.66       22,297.82       11,857.98      19,112.73
        6/26/98       20,547.76       22,963.54       11,870.53      19,520.37
         7/3/98       20,976.86       23,237.68       11,883.11      19,928.02
        7/10/98       21,099.46       23,606.96       11,895.78      20,044.49
        7/17/98       21,393.70       24,067.86       11,908.46      20,324.02
        7/24/98       20,817.48       23,142.08       11,921.13      19,776.61
        7/31/98       20,106.40       22,739.89       11,933.80      19,101.08
         8/7/98       19,983.80       22,112.62       11,946.46      18,984.61
        8/14/98       19,443.85       21,576.87       11,959.12      18,471.66
        8/21/98       19,294.18       21,958.51       11,971.78      18,329.47
        8/28/98       18,084.40       20,865.72       11,984.44      17,180.18
         9/4/98       17,772.60       19,789.97       11,997.10      16,883.97
        9/11/98       18,071.93       20,511.03       12,009.75      17,168.33
        9/18/98       18,084.40       20,741.54       12,022.40      17,180.18
        9/25/98       18,121.82       21,249.25       12,035.05      17,215.73
        10/2/98       17,435.86       20,398.11       12,047.62      16,564.06
        10/9/98       16,375.74       20,056.78       12,059.75      15,556.95
       10/16/98       17,236.30       21,531.23       12,071.88      16,374.49
       10/23/98       17,685.30       21,828.24       12,084.01      16,801.03
       10/30/98       18,708.00       22,405.65       12,096.14      17,772.60
        11/6/98       19,132.05       23,275.79       12,108.20      18,175.45
       11/13/98       19,369.02       22,970.34       12,120.24      18,400.57
       11/20/98       19,556.10       23,748.81       12,132.28      18,578.29
       11/27/98       21,701.28       24,342.73       12,144.31      20,616.22
        12/4/98       20,267.00       24,030.83       12,156.68      19,253.65
       12/11/98       20,267.00       23,827.21       12,169.50      19,253.65
       12/18/98       19,903.21       24,274.31       12,182.32      18,908.05
       12/25/98       21,564.96       25,062.23       12,195.14      20,486.71
         1/1/99       21,502.01       25,129.17       12,207.95      20,426.91
         1/8/99       21,967.81       26,073.17       12,219.52      20,869.41
        1/15/99       21,992.98       25,428.62       12,231.08      20,893.33
        1/22/99       21,841.92       25,065.29       12,242.65      20,749.82
        1/29/99       21,967.81       26,185.79       12,254.22      20,869.41
         2/5/99       21,753.79       25,368.67       12,265.67      20,666.10
        2/12/99       21,275.41       25,185.31       12,277.05      20,211.64
        2/19/99       21,111.75       25,378.02       12,288.43      20,056.17
        2/26/99       21,174.70       25,366.26       12,299.81      20,115.96
         3/5/99       20,973.27       26,133.71       12,311.22      19,924.61
        3/12/99       21,489.42       26,532.12       12,322.64      20,414.95
        3/19/99       21,627.90       26,634.99       12,334.06      20,546.51
        3/26/99       21,564.96       26,303.48       12,345.48      20,486.71
         4/2/99       21,955.22       26,533.99       12,356.91      20,857.46
         4/9/99       22,559.49       27,661.46       12,368.38      21,431.51
        4/16/99       22,962.34       27,066.01       12,379.84      21,814.22
        4/23/99       23,025.28       27,849.33       12,391.31      21,874.02
        4/30/99       23,163.76       27,411.05       12,402.78      22,005.57
         5/7/99       23,528.84       27,619.18       12,414.17      22,352.40
        5/14/99       23,818.39       27,477.81       12,425.54      22,627.47
        5/21/99       24,145.70       27,330.06       12,436.91      22,938.42
        5/28/99       23,893.92       26,752.06       12,448.28      22,699.23
         6/4/99       24,082.76       27,291.24       12,459.70      22,878.62
        6/11/99       23,856.16       26,596.62       12,471.19      22,663.35
        6/18/99       24,309.36       27,614.80       12,482.68      23,093.89
        6/25/99       24,359.72       27,055.13       12,494.17      23,141.73
        6/30/99       25,291.30       28,239.81       12,502.38      24,026.74


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


-------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

[GRAPHIC OMITTED]

                                          GAMerica Capital
                GAMerica Capital  (after maximum sales load of 5%)   Standard & Poor's Composite Index
------------------------------------------------------------------------------------------------------
One Year             22.21                      16.10                             22.89
Two Years            36.25                      32.80                             26.48
Three Years          25.80                      23.66                             29.16
Since inception      25.16                      23.62                             28.55

ANNUAL PERFORMANCE - CLASS A

[GRAPHIC OMITTED]

GAMerica Capital Annual Performance data for table


                        GAMerica
                        Capital
        GAMerica        Class A                 S&P
        Capital         (after maximum          Comp
        Class A         sales load of 5%)       Index
Year    %               %                       %
------------------------------------------------------
1995     1.38           (3.70)                  19.03
1996    18.31           12.40                   22.95
1997    37.28           30.41                   33.35
1998    30.59           24.06                   28.76
1999*   17.62           11.74                   12.38

*6 months

                                          GAMerica
                                           Capital          Standard &
                    GAMerica               Class A              Poor's
                     Capital        (After Maximum           Composite
                     Class A     Sales Load of 5%)               Index
Year                       %                     %                   %
--------------------------------------------------------------------------------
1995                    1.38                 (3.70)              19.03
1996                   18.31                 12.40               22.95
1997                   37.28                 30.41               33.35
1998                   30.59                 24.06               28.76
1999*                  17.62                 11.74               12.38

*6 months

--------------------------------------------------------------------------------
           GAMerica Capital Fund - Report to Shareholders (CONTINUED)
--------------------------------------------------------------------------------

THE FACTS - CLASS B SHARES


                                                 GAMerica
                                                  Capital                        Average
                               GAMerica           Class B        S & P          1 Month
                                Capital    (with deferred         Comp          Deposit
                                Class B     sales charge)        Index             Rate
30th June, 1999               US$20.19                           1,372.71
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           +16.23              +10.42         + 7.05       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                +16.98              +11.13         +12.38       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            +20.79              +16.00         +22.89       + 5.26
-------------------------------------------------------------------------------------------
Since inception*                +20.78              +16.41         +24.88       + 5.30
-------------------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES


                                                 GAMerica
                                                  Capital                        Average
                               GAMerica           Class C        S & P          1 Month
                                Capital    (with deferred         Comp          Deposit
                                Class C     sales charge)        Index             Rate
30th June, 1999               US$20.07                           1,372.71
-------------------------------------------------------------------------------------------
                                     %                   %              %            %
-------------------------------------------------------------------------------------------
Quarter to June, 1999           +16.28              +15.12         + 7.05       + 1.20
-------------------------------------------------------------------------------------------
Jan - June, 1999                +17.16              +15.99         +12.38       + 2.43
-------------------------------------------------------------------------------------------
Average annual total return:
-------------------------------------------------------------------------------------------
1 year to June, 1999            +20.01              +20.01         +22.89       + 5.26
-------------------------------------------------------------------------------------------
Since inception*                +20.14              +20.14         +24.88       + 5.30
-------------------------------------------------------------------------------------------

*  Inception was on 26th May, 1998 for Class B and Class C shares.

THE COMMENT


     During the first half of the year the US stockmarket measured by the S & P Composite Index had another strong increase rising by 12.38%.

     US economic performance has continued its strength in contrast to the poor background in much of the world. US real consumer spending in the second quarter probably increased at a 4.5% annual rate, a slowdown from the first quarter, but still very strong.

     The Federal Reserve raised the Federal Funds rate by a 0.25% on 30th June, the first increase in over two years but a statement suggesting it might not raise rates again in the "near term" accompanied this. The Federal Reserve is concerned about the effect a rapid rise in increase rates could have on what might be a slowing US economy and improving world economies.

     Recent homebuilder sales survey figures in fact, suggest some slowing in this area which is likely to be accentuated by the increase rate rise.

     While the unemployment rate has fallen to very low levels strengthening productivity growth has contained inflationary pressures.

     While good markets may well continue, the S & P Composite Index is selling at the highest multiple of estimated operating profits of the past 50 years. Phenomena such as the very high level of takeover activity and the rampant speculation in internet stocks have in the past been associated with market peaks. We will do our best to try to identify reasonably valued stocks.

--------------------------------------------------------------------------------
                GAMerica Capital Fund - Statement of Investments
--------------------------------------------------------------------------------

AS AT 30TH JUNE, 1999 (UNAUDITED)


                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------

BONDS - 1.2%
                    TELECOMMUNICATIONS - 1.2%
    $663,000        Globalstar LP 11.375% 2004-02-15                    455,580
                                                                  --------------
                                                                        455,580
                                                                  --------------
TOTAL BONDS (COST $455,010)
EQUITIES - 51.6%
                    AUTOMOBILES - 3.2%
     *25,000        Keystone Automotive Industries                      434,375
     *15,000        United Auto Group                                   768,750
                                                                  --------------
                                                                      1,203,125
                                                                  --------------
                    BANKING - 0.1%
      *3,000        Friedman, Billings, Ramsey Group A                   35,625
                                                                  --------------
                                                                         35,625
                                                                  --------------
                    BEVERAGE & TOBACCO - 0.1%
       2,000        Gallaher Group ADR                                   48,875
                                                                  --------------
                                                                         48,875
                                                                  --------------
                    BROADCASTING & PUBLISHING - 3.0%
     *15,400        Pegasus Communications                              607,337
     *15,000        TCI Music                                           530,625
                                                                  --------------
                                                                      1,137,962
                                                                  --------------
                    BUILDING MATERIALS & COMPONETS - 4.2%
     *63,000        Trex Company                                      1,598,625
                                                                  --------------
                                                                      1,598,625
                                                                  --------------
                    BUSINESS & PUBLIC SERVICES - 0.5%
     *27,000        Professional Staff ADR                              175,500
                                                                  --------------
                                                                        175,500
                                                                  --------------
                    CONSTRUCTION & HOUSING - 0.7%
      *9,765        Palm Harbor Homes                                   244,735
                                                                  --------------
                                                                        244,735
                                                                  --------------
                    DATA PROCESSING & REPRODUCTION - 3.4%
     *15,000        Beyond.com                                          430,312
     *40,000        Edgar Online                                        320,000
     *70,000        Optibase                                            538,125
                                                                  --------------
                                                                      1,288,437
                                                                  --------------
                    ELECTRICAL & ELECTRONICS - 0.4%
       2,500        AVX                                                  60,938
      *5,000        Catapult Communications                              94,375
                                                                  --------------
                                                                        155,313
                                                                  --------------
                    ELECTRONIC COMP. & INSTRUMENTS - 6.0%
     *70,000        Power One                                         1,723,750
      15,000        Raychem                                             555,000
                                                                  --------------
                                                                      2,278,750
                                                                  --------------
                    ENERGY SOURCES - 7.7%
     *30,000        Barrett Resources                                 1,151,250
      20,000        Burlington Resource                                 865,000
     *50,000        Tom Brown                                           778,125
       3,000        Unocal                                              118,875
                                                                  --------------
                                                                      2,913,250
                                                                  --------------
                    FINANCIAL SERVICES - 0.8%
     *26,400        Titan                                               290,400
                                                                  --------------
                                                                        290,400
                                                                  --------------
                    FOOD & HOUSEHOLD PRODUCTS - 1.4%
       3,472        Archer-Daniels-Midland                               53,599
      15,000        Delta & Pine Land                                   472,500
                                                                  --------------
                                                                        526,099
                                                                  --------------
                    HEALTH & PERSONAL CARE - 1.2%
      *4,500        ClinTrials Research                                  22,500


                                                                          MARKET
                                                                           VALUE
     HOLDINGS       DESCRIPTION                                              US$
--------------------------------------------------------------------------------

       8,400        Intimate Brands A                                   397,950
      *5,600        Unilab                                               33,600
                                                                  --------------
                                                                        454,050
                                                                  --------------
                    INSURANCE - 1.9%
      15,000        Orion Capital                                       538,125
       3,500        XL Capital A                                        197,750
                                                                  --------------
                                                                        735,875
                                                                  --------------
                    MACHINERY & ENGINEERING - 2.3%
      40,000        Gerber Scientific                                   882,500
                                                                  --------------
                                                                        882,500
                                                                  --------------
                    MERCHANDISING - 4.9%
     *24,000        Best Buy                                          1,620,000
      *4,150        Cdnow                                                73,144
       6,250        Fred's A                                             97,656
     *12,500        Jumbosports                                           1,250
   ++ *7,500        Party City                                           15,938
         806        Pep Boys                                             17,430
                                                                  --------------
                                                                      1,825,418
                                                                  --------------
                    MISC. MATERIALS & COMMODITIES - 1.0%
     *70,000        Foamex International                                389,375
                                                                  --------------
                                                                        389,375
                                                                  --------------
                    REAL ESTATE - 4.5%
      20,000        Bradley Real Estate                                 415,000
     *80,000        Fairfield Communities                             1,290,000
                                                                  --------------
                                                                      1,705,000
                                                                  --------------
                    RECREATION & OTHER CONSUMER
                      GOODS - 0.4%
       2,000        Fortune Brands                                       82,750
      *7,500        Select Comfort                                       67,031
                                                                  --------------
                                                                        149,781
                                                                  --------------
                    TELECOMMUNICATIONS - 1.4%
      *6,000        MCI WorldCom                                        516,375
                                                                  --------------
                                                                        516,375
                                                                  --------------

                    WHOLESALE & INTERNATIONAL TRADE - 2.5%
     *50,000        CyberShop International                             343,750
     *50,000        Point of Sale                                       625,000
                                                                  --------------
                                                                        968,750
                                                                  --------------
TOTAL EQUITIES (COST $13,632,603)                                    19,523,820
                                                                  --------------
TIME DEPOSITS - 47.1%
                    UNITED STATES - 47.1%
 $17,848,165        Morgan Guaranty London
                      6.25% 1999-07-01                               17,848,165
                                                                  --------------
TOTAL TIME DEPOSITS (COST $17,848,165)                               17,848,165
                                                                  --------------
TOTAL INVESTMENTS (COST $31,935,778**) - 99.9%                       37,827,565
NET CURRENT ASSETS - 0.1%                                                41,813
                                                                  --------------
TOTAL NET ASSETS - 100.0%                                            37,869,378
                                                                  ==============

 * Non-income producing security.
** Cost for federal income tax purposes is identical.
++ Fair value determined by Board of Directors.


Glossary of Terms:
ADR - American Depositary Receipt


See notes to financial statements.

--------------------------------------------------------------------------------
             GAM Funds, Inc. - Statements of Assets and Liabilities
--------------------------------------------------------------------------------

AS AT 30TH JUNE, 1999 (UNAUDITED)


                                                                                           GAM                   GAM
                                                                                      INTERNATIONAL             GLOBAL
                                                                                    -----------------      --------------
ASSETS (IN US$)
Investments in securities at value                                                   $2,183,555,910         $ 121,111,997
Cash - Foreign currencies                                                                69,499,660             2,691,532
Receivables:
 Securities sold                                                                         70,742,349               721,002
 Capital shares sold                                                                      6,511,131               115,163
 Dividends, interest and other                                                           10,832,153               327,756
 Due from broker for futures contracts (Note 6)                                                   -                     -
Net equity in foreign currency exchange contracts (Note 6)                              125,619,157             1,814,282
Deferred organizational expenses and other assets                                           108,450                40,990
                                                                                     --------------         -------------
TOTAL ASSETS                                                                          2,466,868,810           126,822,722
                                                                                     --------------         -------------
LIABILITIES
Due to Custodian                                                                         52,844,305               933,242
Payables:
 Securities purchased                                                                    26,227,329               767,812
 Capital shares redeemed                                                                 10,140,343               548,087
 Due to broker for futures contracts (Note 6)                                            17,146,223               763,984
Net equity in foreign currency exchange contracts (Note 6)                                        -                     -
Accrued management fee                                                                    6,301,722               335,183
Accrued distribution fee                                                                  1,941,825               103,791
Accrued expenses and other                                                                1,383,084                89,570
                                                                                     --------------         -------------
TOTAL LIABILITIES                                                                       115,984,831             3,541,669
                                                                                     --------------         -------------
NET ASSETS                                                                           $2,350,883,979         $ 123,281,053
                                                                                     ==============         =============
SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 4)                              $2,269,318,898         $ 120,949,017
Accumulated net investment income/(loss)                                                 67,329,692               (73,294)
Accumulated net realized gains/(losses)                                                (315,548,659)          (14,352,661
Net unrealized appreciation/(depreciation)                                              329,784,048            16,757,991
                                                                                     --------------         -------------
NET ASSETS                                                                           $2,350,883,979         $ 123,281,053
                                                                                     ==============         =============
CLASS A SHARES OUTSTANDING                                                               78,200,118             5,027,329
CLASS A NET ASSETS                                                                   $2,064,073,660         $  94,218,903
Net asset value and redemption value per share (Note 4)                              $        26.39         $       18.74
Offering price per share (100/95 x net asset value per share reduced
 on sales of $100,000 or more)                                                       $        27.78         $       19.73
CLASS B SHARES OUTSTANDING                                                                2,759,690               580,356
CLASS B NET ASSETS                                                                   $   73,431,063         $  10,868,668
Net asset value and offering price per share (Note 4)                                $        26.61         $       18.73
CLASS C SHARES OUTSTANDING                                                                3,487,261               528,830
CLASS C NET ASSETS                                                                   $   92,709,060         $   9,892,283
Net asset value and offering price per share (Note 4)                                $        26.59         $       18.71
CLASS D SHARES OUTSTANDING                                                                4,598,471               449,265
CLASS D NET ASSETS                                                                   $  120,670,196         $   8,301,199
Net asset value and redemption value per share (Note 4)                              $        26.24         $       18.48
Offering price per share (100/96.5 x net asset value per share reduced on sales of
 $100,000 or more)                                                                   $        27.19         $       19.15
Identified cost of investments                                                       $1,978,943,102         $ 106,239,414

                                                                                                                     GAM
                                                                                            GAM                    PACIFIC
                                                                                          EUROPE                    BASIN
                                                                                      --------------          ----------------
ASSETS (IN US$)
Investments in securities at value                                                     $27,418,303             $   30,117,399
Cash - Foreign currencies                                                                  346,885                    142,560
Receivables:
 Securities sold                                                                         1,107,293                    298,384
 Capital shares sold                                                                             -                    143,508
 Dividends, interest and other                                                             116,990                     38,167
 Due from broker for futures contracts (Note 6)                                                  -                     50,834
Net equity in foreign currency exchange contracts (Note 6)                                       -                    107,776
Deferred organizational expenses and other assets                                           28,652                     31,733
                                                                                       -----------             --------------
TOTAL ASSETS                                                                            29,018,123                 30,930,361
                                                                                       -----------             --------------
LIABILITIES
Due to Custodian                                                                           209,817                          -
Payables:
 Securities purchased                                                                      933,637                    194,548
 Capital shares redeemed                                                                    99,158                     11,309
 Due to broker for futures contracts (Note 6)                                                    -                          -
Net equity in foreign currency exchange contracts (Note 6)                                       -                          -
Accrued management fee                                                                      81,486                     62,484
Accrued distribution fee                                                                    27,505                     14,597
Accrued expenses and other                                                                  66,396                     66,654
                                                                                       -----------             --------------
TOTAL LIABILITIES                                                                        1,417,999                    349,592
                                                                                       -----------             --------------
NET ASSETS                                                                             $27,600,124             $   30,580,769
                                                                                       ===========             ==============
SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 4)                                $25,257,590             $   48,466,120
Accumulated net investment income/(loss)                                                  (667,424)                (1,625,949)
Accumulated net realized gains/(losses)                                                  3,064,639                (19,532,516)
Net unrealized appreciation/(depreciation)                                                 (54,681)                 3,273,114
                                                                                       -----------             --------------
NET ASSETS                                                                             $27,600,124             $   30,580,769
                                                                                       ===========             ==============
CLASS A SHARES OUTSTANDING                                                               2,202,138                  2,544,648
CLASS A NET ASSETS                                                                     $25,410,779             $   27,883,535
Net asset value and redemption value per share (Note 4)                                $     11.54             $        10.96
Offering price per share (100/95 x net asset value per share reduced
 on sales of $100,000 or more)                                                         $     12.15             $        11.54
CLASS B SHARES OUTSTANDING                                                                 132,091                     84,630
CLASS B NET ASSETS                                                                     $ 1,530,505             $      973,074
Net asset value and offering price per share (Note 4)                                  $     11.59             $        11.50
CLASS C SHARES OUTSTANDING                                                                  57,896                     48,403
CLASS C NET ASSETS                                                                     $   658,840             $      490,370
Net asset value and offering price per share (Note 4)                                  $     11.38             $        10.13
CLASS D SHARES OUTSTANDING                                                                       -                    114,646
CLASS D NET ASSETS                                                                               -             $    1,233,790
Net asset value and redemption value per share (Note 4)                                          -             $        10.76
Offering price per share (100/96.5 x net asset value per share reduced on sales of
 $100,000 or more)                                                                               -             $        11.15
Identified cost of investments                                                         $27,467,788             $   27,002,701

See notes to financial statements.

--------------------------------------------------------------------------------
       GAM Funds, Inc. - Statements of Assets and Liabilities (CONTINUED)
--------------------------------------------------------------------------------

AS AT 30TH JUNE, 1999 (UNAUDITED)


                                                                              GAM              GAM
                                                                             Japan            North           GAMerica
                                                                            Capital          America           Capital
                                                                        --------------   --------------   ----------------
ASSETS (IN US$)
Investments in securities at value                                       $ 34,002,423     $39,871,079       $ 37,827,565
Cash -  currencies                                                          1,708,102               -                  -
Receivables:
 Securities sold                                                                  399               -                  -
 Capital shares sold                                                           66,662         157,414            171,764
 Dividends, interest and other                                                459,584          30,900             41,344
 Due from broker for futures contracts (Note 6)                                     -               -                  -
Net equity in foreign currency exchange contracts (Note 6)                          -               -                  -
Deferred organizational expenses and other assets                              33,307          34,289             11,885
                                                                         ------------     -----------       ------------
TOTAL ASSETS                                                               36,270,477      40,093,682         38,052,558
                                                                         ------------     -----------       ------------
LIABILITIES
Due to Custodian                                                                    -          52,412             31,516
Payables:
 Securities purchased                                                             401               -                  -
 Capital shares redeemed                                                       18,151         121,159             51,127
 Due to broker for futures contracts (Note 6)                                       -               -                  -
Net equity in foreign currency exchange contracts (Note 6)                     76,733               -                  -
Accrued management fee                                                         80,507          92,505             75,122
Accrued distribution fee                                                       24,641          29,113             24,283
Accrued expenses and other                                                     56,671           7,476              1,132
                                                                         ------------     -----------       ------------
TOTAL LIABILITIES                                                             257,104         302,665            183,180
                                                                         ------------     -----------       ------------
NET ASSETS                                                               $ 36,013,373     $39,791,017       $ 37,869,378
                                                                         ============     ===========       ============
SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 4)                  $ 39,730,336     $34,049,949       $ 30,951,404
Accumulated net investment income/(loss)                                     (746,467)        (63,902)            29,698
Accumulated net realized gains/(losses)                                    (8,759,298)         (6,890)           996,488
Net unrealized appreciation/(depreciation)                                  5,788,802       5,811,860          5,891,788
                                                                         ------------     -----------       ------------
NET ASSETS                                                               $ 36,013,373     $39,791,017       $ 37,869,378
                                                                         ============     ===========       ============
CLASS A SHARES OUTSTANDING                                                  3,394,531       1,729,463          1,386,455
CLASS A NET ASSETS                                                       $ 33,259,598     $30,814,890       $ 27,851,029
Net asset value and redemption value per share (Note 4)                  $       9.80     $     17.82       $      20.09
Offering price per share (100/95 x net asset value per share reduced
 on sales of $100,000 or more)                                           $      10.32     $     18.76       $      21.15
CLASS B SHARES OUTSTANDING                                                    123,540         178,679            186,988
CLASS B NET ASSETS                                                       $  1,258,873     $ 3,178,376       $  3,775,334
Net asset value and offering price per share (Note 4)                    $      10.19     $     17.79       $      20.19
CLASS C SHARES OUTSTANDING                                                    146,132         331,356            311,019
CLASS C NET ASSETS                                                       $  1,494,902     $ 5,797,751       $  6,243,015
Net asset value and offering price per share (Note 4)                    $      10.23     $     17.50       $      20.07
Identified cost of investments                                           $ 28,136,544     $34,059,217       $ 31,935,778

See notes to financial statements.

--------------------------------------------------------------------------------
                   GAM Funds, Inc. - Statements of Operations
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED 30TH JUNE, 1999 (UNAUDITED)


                                                                                        GAM                         GAM
                                                                                   INTERNATIONAL                   GLOBAL
                                                                                 -----------------             --------------
INVESTMENT INCOME (IN US$)
Dividends (Note 5)                                                                $   33,842,536               $    728,272
Interest (Note 5)                                                                      7,872,268                    380,818
                                                                                  --------------               ------------
                                                                                      41,714,804                  1,109,090
                                                                                  --------------               ------------
EXPENSES
Investment advisory fee (Note 2)                                                      13,247,228                    742,085
Custodian fees and expenses                                                            1,438,045                     79,352
Transfer agent fees and expenses                                                         686,352                     39,790
Shareholder servicing fees                                                             1,041,293                     36,924
Distribution Fee - Class A (Note 2)                                                    3,499,404                    178,275
Distribution Fee - Class B (Note 2)                                                      345,796                     52,101
Distribution Fee - Class C (Note 2)                                                      438,625                     47,004
Distribution Fee - Class D (Note 2)                                                      339,871                     22,164
Professional fees                                                                         37,286                     19,186
Administrative expenses                                                                  964,187                     61,027
Printing                                                                                 217,200                     12,851
Amortization of organization costs                                                             -                          -
Filing fees                                                                               49,174                     38,845
Other                                                                                    298,287                     47,241
                                                                                  --------------               ------------
Total operating expenses                                                              22,602,748                  1,376,845
Interest expense                                                                         627,217                     36,569
                                                                                  --------------               ------------
Total expenses                                                                        23,229,965                  1,413,414
                                                                                  --------------               ------------
Net investment income/(loss)                                                          18,484,839                   (304,324)
                                                                                  --------------               ------------
REALIZED AND UNREALIZED
 GAIN/(LOSS) FROM INVESTMENTS
 AND FOREIGN CURRENCY
Net realized gain/(loss) from:
 Securities and futures                                                             (122,725,685)                 3,855,437
 Foreign currency transactions                                                       (78,773,686)                (2,305,076)
                                                                                  --------------               ------------
                                                                                    (201,499,371)                 1,550,361
                                                                                  --------------               ------------
Unrealized appreciation/(depreciation) for the period:
 Securities and futures                                                             (365,750,510)                (7,563,208)
 Foreign currency translation of assets and liabilities other than investments       184,333,422                  2,802,187
                                                                                  --------------               ------------
                                                                                    (181,417,088)                (4,761,021)
                                                                                  --------------               ------------
Net gain/(loss) on investments and foreign currencies                               (382,916,459)                (3,210,660)
                                                                                  --------------               ------------
NET INCREASE/(DECREASE) ON NET ASSETS FROM OPERATIONS                             $ (364,431,620)              $ (3,514,984)
                                                                                  ==============               ============

                                                                                                              GAM
                                                                                         GAM                PACIFIC
                                                                                        EUROPE               BASIN
                                                                                   ---------------       --------------
INVESTMENT INCOME (IN US$)
Dividends (Note 5)                                                                  $    431,884         $     169,693
Interest (Note 5)                                                                          3,834                37,347
                                                                                    ------------         -------------
                                                                                         435,718               207,040
                                                                                    ------------         -------------
EXPENSES
Investment advisory fee (Note 2)                                                         203,764               108,890
Custodian fees and expenses                                                               70,228                54,481
Transfer agent fees and expenses                                                          11,946                 9,955
Shareholder servicing fees                                                                30,770                10,498
Distribution Fee - Class A (Note 2)                                                       56,872                29,831
Distribution Fee - Class B (Note 2)                                                        8,427                 2,309
Distribution Fee - Class C (Note 2)                                                        4,019                 1,243
Distribution Fee - Class D (Note 2)                                                            -                 2,547
Professional fees                                                                         17,376                18,281
Administrative expenses                                                                   32,218                12,127
Printing                                                                                   2,172                 4,344
Amortization of organization costs                                                             -                     -
Filing fees                                                                               29,088                39,011
Other                                                                                      9,786                10,497
                                                                                    ------------          ------------
Total operating expenses                                                                 476,666               304,014
Interest expense                                                                          45,525                 7,408
                                                                                    ------------         -------------
Total expenses                                                                           522,191               311,422
                                                                                    ------------         -------------
Net investment income/(loss)                                                             (86,473)             (104,382)
                                                                                    ------------         -------------
REALIZED AND UNREALIZED
 GAIN/(LOSS) FROM INVESTMENTS
 AND FOREIGN CURRENCY
Net realized gain/(loss) from:
 Securities and futures                                                                2,556,970            (1,346,067)
 Foreign currency transactions                                                          (334,945)              148,002
                                                                                    ------------         -------------
                                                                                       2,222,025            (1,198,065)
                                                                                    ------------         -------------
Unrealized appreciation/(depreciation) for the period:
 Securities and futures                                                               (5,939,421)            7,675,764
 Foreign currency translation of assets and liabilities other than investments            (6,868)              326,217
                                                                                    ------------         -------------
                                                                                      (5,946,289)            8,001,981
                                                                                    ------------         -------------
Net gain/(loss) on investments and foreign currencies                                 (3,724,264)            6,803,916
                                                                                    ------------         -------------
NET INCREASE/(DECREASE) ON NET ASSETS FROM OPERATIONS                               $ (3,810,737)        $   6,699,534
                                                                                    ============         =============

See notes to financial statements.

--------------------------------------------------------------------------------
             GAM Funds, Inc. - Statements of Operations (CONTINUED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED 30TH JUNE, 1999 (UNAUDITED)



                                                                       GAM             GAM
                                                                      Japan           North         GAMerica
                                                                     Capital         America         Capital
                                                                  -------------   -------------   ------------
INVESTMENT INCOME (IN US$)
Dividends (Note 5)                                                 $   84,031      $  203,907      $   46,555
Interest (Note 5)                                                      80,591          38,620         231,958
                                                                   ----------      ----------      ----------
                                                                      164,622         242,527         278,513
                                                                   ----------      ----------      ----------
EXPENSES
Investment advisory fee (Note 2)                                      141,963         152,040         120,958
Custodian fees and expenses                                            56,472          18,824          13,937
Transfer agent fees and expenses                                        7,421           3,982           2,534
Shareholder servicing fees                                             17,376           8,326           2,896
Distribution Fee - Class A (Note 2)                                    39,291          36,052          27,396
Distribution Fee - Class B (Note 2)                                     4,485          11,128           9,639
Distribution Fee - Class C (Note 2)                                     5,373          19,671          17,670
Distribution Fee - Class D (Note 2)                                         -               -               -
Professional fees                                                      12,851           9,955           9,955
Administrative expenses                                                15,023           8,507           5,973
Printing                                                                2,715           1,086             720
Amortization of organization costs                                      3,620               -           2,534
Filing fees                                                            30,090          28,793          26,644
Other                                                                   9,955           8,065           7,950
                                                                   ----------      ----------      ----------
Total operating expenses                                              346,635         306,429         248,806
Interest expense                                                            -               -               9
                                                                   ----------      ----------      ----------
Total expenses                                                        346,635         306,429         248,815
                                                                   ----------      ----------      ----------
Net investment income/(loss)                                         (182,013)        (63,902)         29,698
                                                                   ----------      ----------      ----------
REALIZED AND UNREALIZED
 GAIN/(LOSS) FROM INVESTMENTS
 AND FOREIGN CURRENCY
Net realized gain/(loss) from:
 Securities and futures                                               711,467          (2,371)        243,709
 Foreign currency transactions                                        561,520               -               -
                                                                   ----------      ----------      ----------
                                                                    1,272,987          (2,371)        243,709
                                                                   ----------      ----------      ----------
Unrealized appreciation/(depreciation) for the period:
 Securities and futures                                             6,323,148       1,808,157       4,462,204
 Foreign currency translation of forwards and other assets and
  liabilities                                                         120,437               -               -
                                                                   ----------      ----------      ----------
                                                                    6,443,585       1,808,157       4,462,204
                                                                   ----------      ----------      ----------
Net gain/(loss) on investments and foreign currencies               7,716,572       1,805,786       4,705,913
                                                                   ----------      ----------      ----------
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS              $7,534,559      $1,741,884      $4,735,611
                                                                   ==========      ==========      ==========

See notes to financial statements.

--------------------------------------------------------------------------------
              GAM Funds, Inc. - Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                                           GAM
                                                   GAM                 GAM               GAM             Pacific
                                              International          Global             Europe            Basin
                                            -----------------   ----------------   ---------------   --------------
PERIOD ENDED 30TH JUNE, 1999 (unaudited)
INCREASE/(DECREASE) IN NET
 ASSETS FROM:
Operations
Net investment income/(loss)                 $   18,484,839      $    (304,324)     $     (86,473)    $   (104,382)
Net realized gain/(loss)                       (201,499,371)         1,550,361          2,222,025       (1,198,065)
Unrealized appreciation/
 (depreciation) for the period                 (181,417,088)        (4,761,021)        (5,946,289)       8,001,981
                                             --------------      -------------      -------------     ------------
Net increase/(decrease) in net
 assets from operations                        (364,431,620)        (3,514,984)        (3,810,737)       6,699,534
Dividends paid to shareholders from:
Net investment income
 Class A                                                  -                  -                  -                -
 Class B                                                  -                  -                  -                -
 Class C                                                  -                  -                  -                -
 Class D                                                  -                  -                  -                -
Net realized gain on investments
 Class A                                                  -                  -                  -                -
 Class B                                                  -                  -                  -                -
 Class C                                                  -                  -                  -                -
 Class D                                                  -                  -                  -                -
Capital share transactions (Note 4)            (272,885,640)       (42,976,169)       (20,821,030)       5,423,523
                                             --------------      -------------      -------------     ------------
Total increase/(decrease) in net assets        (637,317,260)       (46,491,153)       (24,631,767)      12,123,057
NET ASSETS
Beginning of period                           2,988,201,239        169,772,206         52,231,891       18,457,712
                                             --------------      -------------      -------------     ------------
End of period                                $2,350,883,979      $ 123,281,053      $  27,600,124     $ 30,580,769
                                             ==============      =============      =============     ============

                                                                                                            GAM
                                                   GAM                 GAM               GAM              Pacific
                                              International          Global             Europe             Basin
                                            -----------------   ----------------   ---------------   ----------------
YEAR ENDED 31ST DEC, 1998
INCREASE/(DECREASE) IN NET
 ASSETS FROM:
Operations
Net investment income/(loss)                 $    6,149,117      $    (408,750)     $     97,507      $     (33,643)
Net realized gain/(loss)                          7,476,566        (15,250,153)        2,939,106        (11,701,135)
Unrealized appreciation/
 (depreciation) for the period                   87,495,823         11,132,333          (136,956)         9,927,352
                                             --------------      -------------      ------------      -------------
Net increase/(decrease) in net
 assets from operations                         101,121,506         (4,526,570)        2,899,657         (1,807,426)
Dividends paid to shareholders from:
Net investment income
 Class A                                         (3,801,544)                 -           (57,979)          (431,742)
 Class B                                                  -                  -                 -               (936)
 Class C                                                  -                  -                 -                  -
 Class D                                           (162,472)                 -                 -            (28,893)
Net realized gain on investments
 Class A                                        (37,602,228)        (1,094,319)       (4,571,876)        (1,566,094)
 Class B                                                  -                  -          (114,513)            (2,587)
 Class C                                                  -                  -           (59,514)            (1,405)
 Class D                                         (2,310,145)           (78,435)                -            (72,474)
Capital share transactions (Note 4)           1,038,008,110        105,964,032        15,035,528         (2,259,071)
                                             --------------      -------------      ------------      -------------
Total increase/(decrease) in net assets       1,095,253,227        100,264,708        13,131,303         (6,170,628)
NET ASSETS
Beginning of year                             1,892,948,012         69,507,498        39,100,588         24,628,340
                                             --------------      -------------      ------------      -------------
End of year                                  $2,988,201,239      $ 169,772,206      $ 52,231,891      $  18,457,712
                                             ==============      =============      ============      =============


See notes to financial statements.

--------------------------------------------------------------------------------
        GAM Funds, Inc. - Statements of Changes in Net Assets (CONTINUED)
--------------------------------------------------------------------------------


                                                  GAM              GAM
                                                 Japan            North           GAMerica
                                                Capital          America           Capital
                                            --------------   ---------------   --------------
PERIOD ENDED 30TH JUNE, 1999 (unaudited)
INCREASE/(DECREASE) IN NET
 ASSETS FROM:
Operations
Net investment income/(loss)                 $  (182,013)      $   (63,902)     $    29,698
Net realized gain/(loss)                       1,272,987            (2,371)         243,709
Unrealized appreciation/
 (depreciation) for the period                 6,443,585         1,808,157        4,462,204
                                             -----------       -----------      -----------
Net increase/(decrease) in net
 assets from operations                        7,534,559         1,741,884        4,735,611
Dividends paid to shareholders from:
Net investment income
 Class A                                               -                 -                -
 Class B                                               -                 -                -
 Class C                                               -                 -                -
 Class D                                               -                 -                -
Net realized gain on investments
 Class A                                               -                 -                -
 Class B                                               -                 -                -
 Class C                                               -                 -                -
 Class D                                               -                 -                -
Capital share transactions (Note 4)            4,205,963        18,570,855       19,488,923
                                             -----------       -----------      -----------
Total increase/(decrease) in net assets       11,740,522        20,312,739       24,224,534
NET ASSETS
Beginning of period                           24,272,851        19,478,278       13,644,844
                                             -----------       -----------      -----------
End of period                                $36,013,373       $39,791,017      $37,869,378
                                             ===========       ===========      ===========

                                                  GAM              GAM
                                                 Japan            North            GAMerica
                                                Capital          America           Capital
                                            --------------   ---------------   ---------------
YEAR ENDED 31ST DEC, 1998
INCREASE/(DECREASE) IN NET
 ASSETS FROM:
Operations
Net investment income/(loss)                 $   (235,428)    $    (72,019)      $   (19,581)
Net realized gain/(loss)                       (4,760,514)       4,184,527           880,209
Unrealized appreciation/
 (depreciation) for the period                  4,104,960          570,859           902,365
                                             ------------     ------------       -----------
Net increase/(decrease) in net
 assets from operations                          (890,982)       4,683,367         1,762,993
Dividends paid to shareholders from:
Net investment income
 Class A                                                -                -                 -
 Class B                                                -                -                 -
 Class C                                                -                -                 -
 Class D                                                -                -                 -
Net realized gain on investments
 Class A                                       (1,796,842)      (4,058,087)         (253,783)
 Class B                                                -         (169,676)           (8,302)
 Class C                                                -         (196,849)           (7,626)
 Class D                                                -                -                 -
Capital share transactions (Note 4)            (3,911,099)       8,253,350         8,352,505
                                             ------------     ------------       -----------
Total increase/(decrease) in net assets        (6,598,923)       8,512,105         9,845,787
NET ASSETS
Beginning of year                              30,871,774       10,966,173         3,799,057
                                             ------------     ------------       -----------
End of year                                  $ 24,272,851     $ 19,478,278       $13,644,844
                                             ============     ============       ===========


See notes to financial statements.

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------
                        AS AT 30TH JUNE, 1999 (UNAUDITED)

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

GAM Funds, Inc. (the "Company"), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of seven portfolios: GAM International Fund, GAM Global Fund, GAM Europe Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM North America Fund and GAMerica Capital Fund (the "Funds").

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM International Fund invests primarily in securities of companies in Europe, the Pacific Basin and Canada. GAM Global Fund invests primarily in securities of companies in the United States, Europe, the Pacific Basin and Canada. GAM Europe Fund invests primarily in securities of companies in Europe. GAM Pacific Basin Fund invests primarily in securities of companies in the Pacific Basin. GAM Japan Capital Fund invests primarily in securities of companies in Japan. GAM North America Fund invests primarily in securities of companies in the United States and Canada. GAMerica Capital Fund invests primarily in securities of companies in the United States.

The Funds offer Class A, Class B, Class C and Class D shares. Class A, Class B and Class C shares currently are available for all funds and Class D shares currently are available only for GAM International Fund, GAM Global Fund and GAM Pacific Basin Fund. Class A shares are sold with a front-end sales charge of up to 5.0% and Class D shares are sold with a front-end sales charge of up to 3.5%. There is no front-end sales charge on Class B or Class C shares. Class B shares are currently sold with a contingent deferred sales charge which declines from 5.0% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1.0%. The four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. The following is a summary of significant accounting policies followed in the preparation of the Company's financial statements.


VALUATION OF SECURITIES

Investment securities are stated at value based on the last sale price on the principal exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Forward foreign currency contracts are valued at the forward rate and are marked to market daily. Other securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Directors.


ADJUSTABLE RATE INDEX NOTES

Each Fund may invest in adjustable rate index notes (ARINs) or similar instruments. An ARIN is a form of promissory note issued by a brokerage firm or other counterparty which provides that the amount of principal or interest paid will vary inversely in proportion to changes in the value of a specified security. The Funds could suffer losses in the event of a default or insolvency of the brokerage firm or other counterparty issuing the ARIN.


FOREIGN CURRENCY

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds' equity therein, representing unrealized gain or loss on the contracts, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


FUTURES CONTRACTS

Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds' custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are recognized as assets due from the broker (the Funds' agent in acquiring the futures positions). These deposits are made by the Funds as a partial guarantee of their performance under the contract. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received on domestically traded futures as appreciation or depreciation in the value of these contracts occurs. Realized gains or losses are recorded when a contract is closed.


FEDERAL INCOME TAXES

It is each Fund's policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.


OPTION CONTRACTS

The Funds may invest, for hedging and other purposes, in call and put options on securities, currencies and futures contracts. Call and put options give the Funds the right but not the obligation to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be excercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration. The Funds may incur additional risk to the extent that the value of the underlying instrument does not correlate with the movement of the option value.


DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid- in capital and may affect the per share distribution between net investment income and realized and unrealized gain/(loss). The calculation of Net Investment Income per share in the Selected Financial Information excludes these adjustments. Undistributed net investment income/(loss) and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.


DEFERRED ORGANIZATION EXPENSES

Organization costs for GAM Japan Capital Fund and GAMerica Capital Fund have been deferred and are being amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.


OTHER

Securities transactions are recorded on trade date. Interest is accrued on a daily basis and market discount is accreted on a straight-line basis. Dividend income is recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as information is available to the Fund. Interest expense primarily relates to custodian bank overdraft charges incurred during the year.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

NOTE 2.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Adviser, GAM International Management Limited, receives a fee under its agreement with the Company equivalent to 1.00% per annum of each Fund's average daily net assets, except for GAM North America Fund. With respect to GAM North America Fund, GAM International Management Limited and Fayez Sarofim & Co. serve as co-investment advisers to the Fund. Each co-adviser receives a fee under its agreement equivalent to 0.50% per annum of the Fund's average daily net assets.

GAM Services, Inc. acts as principal underwriter of the Fund. For the six months ended 30th June, 1999, GAM Services, Inc. retained front-end sales load charges of $557,402 and contingent deferred sales charges of $195,294 from the sale of Fund shares. Front end sales charges are waived for Class A and Class D purchases of $1 million or more, but are subject to contingent deferred sales charges of 1.0% for shares sold within 18 months of purchase.

Effective 5th September, 1995, the Funds adopted a Class D Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides for payments by the Funds to GAM Services at the annual rate of up to 0.50% of each applicable Fund's average net assets attributable to Class D Shares. Effective 9th October, 1996, the Funds adopted a Class A Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund's average net assets attributable to Class A shares. Effective 29th April, 1998, the Funds adopted a Class B and Class C Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 1.00% of each applicable Fund's average net assets attributable to Class B and Class C shares.


NOTE 3.  DIRECTORS FEES

The Funds do not pay any compensation to their officers or to any directors, officers or employees of GAM International Management Limited, GAM Services Inc. or their affiliates. Each disinterested director was compensated by each Fund as follows:

                                                                  GAM         GAM         GAM
                             GAM            GAM        GAM      Pacific      Japan       North      GAMerica
                        International     Global     Europe      Basin      Capital     America     Capital
                       ===============   ========   ========   =========   =========   =========   =========
Annual Retainer             $3,571        $3,571     $3,571     $3,571      $3,571      $3,571      $3,571
Annual Meeting Fee             571           571        571        571         571         571         571

NOTE 4.  CAPITAL STOCK

The Company declared a 10-for-1 stock split to shareholders of record as of 19th December, 1995. All per share data have been restated to reflect the stock split.

At 30th June, 1999, GAM Funds, Inc. had 1,550,000,000 shares of common stock, $0.001 par value authorized. For each of the seven active funds shares were allocated as follows: 260,000,000, 160,000,000, 147,500,000 and 50,000,000
shares, respectively, were allocated to each of Class A, Class B, Class C and Class D of GAM International; 85,000,000, 75,000,000, 20,000,000 and 25,000,000
shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Global; 60,000,000, 50,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Europe and GAM Pacific Basin; 55,000,000, 50,000,000, 20,000,000 and 12,500,000
shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Japan Capital; 55,000,000, 50,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM North America; while 30,000,000, 25,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAMerica Capital.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

Changes in each Fund's capital stock are summarized as follows:

                                                            Class A                         Class B*
                                                        Shares                US$       Shares              US$
                                               ---------------- ----------------- ------------- ---------------
GAM INTERNATIONAL
SIX MONTHS ENDING 30TH JUNE, 1999 (UNAUDITED)
Shares sold                                        15,670,375       438,510,635       890,629      24,995,046
Shares reinvested                                           -                 -             -               -
Shares redeemed                                   (26,809,355)     (735,406,575)     (276,167)     (7,605,948)
                                                  -----------      ------------      --------      ----------
Net increase/(decrease)                           (11,138,980)     (296,895,940)      614,462      17,389,098
                                                  ===========      ============      ========      ==========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                        45,400,274     1,410,892,506     2,207,863      69,950,241
Shares reinvested                                   1,087,592        36,118,910             -               -
Shares redeemed                                   (20,171,368)     (616,480,333)      (62,635)     (1,862,050)
                                                  -----------     -------------     ---------      ----------
Net increase                                       26,316,498       830,531,083     2,145,228      68,088,191
                                                  ===========     =============     =========      ==========
GAM GLOBAL
SIX MONTHS ENDING 30TH JUNE, 1999 (UNAUDITED)
Shares sold                                           903,574        16,945,512       113,666       2,123,489
Shares reinvested                                           -                 -             -               -
Shares redeemed                                    (3,242,856)      (60,056,214)      (77,690)     (1,443,375)
                                                  -----------     -------------     ---------      ----------
Net increase/(decrease)                            (2,339,282)      (43,110,702)       35,976         680,114
                                                  ===========     =============     =========      ==========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                         5,703,377       114,235,277       573,771      11,824,991
Shares reinvested                                      42,648           913,190             -               -
Shares redeemed                                    (1,892,961)      (36,700,992)      (29,391)       (547,356)
                                                  -----------     -------------     ---------      ----------
Net increase                                        3,853,064        78,447,475       544,380      11,277,635
                                                  ===========     =============     =========      ==========
GAM EUROPE
SIX MONTHS ENDING 30TH JUNE, 1999 (UNAUDITED)
Shares sold                                           304,476         3,735,517        16,936         215,051
Shares reinvested                                           -                 -             -               -
Shares redeemed                                    (2,031,057)      (24,415,818)      (24,281)       (296,038)
                                                  -----------     -------------     ---------      ----------
Net decrease                                       (1,726,581)      (20,680,301)       (7,345)        (80,987)
                                                  ===========     =============     =========      ==========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                         2,751,899        39,135,869       132,088       1,912,188
Shares reinvested                                     289,531         3,590,914         7,455          89,985
Shares redeemed                                    (2,222,956)      (30,614,504)         (107)         (1,427)
                                                  -----------     -------------     ---------      ----------
Net increase                                          818,474        12,112,279       139,436       2,000,746
                                                  ===========     =============     =========      ==========

                                                         Class C**                        Class D
                                                     Shares               US$         Shares               US$
                                               ------------- ---------------- --------------- ----------------
GAM INTERNATIONAL
SIX MONTHS ENDING 30TH JUNE, 1999 (UNAUDITED)
Shares sold                                      1,415,609       39,880,162         335,331        9,308,322
Shares reinvested                                        -                -               -                -
Shares redeemed                                   (511,422)     (14,095,234)     (1,044,861)     (28,472,048)
                                                 ---------      -----------      ----------      -----------
Net increase/(decrease)                            904,187       25,784,928        (709,530)     (19,163,726)
                                                 =========      ===========      ==========      ===========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                      2,701,915       85,010,147       2,569,061       81,219,579
Shares reinvested                                        -                -          61,660        2,038,502
Shares redeemed                                   (118,841)      (3,552,764)       (825,441)     (25,326,628)
                                                 ---------      -----------      ----------      -----------
Net increase                                     2,583,074       81,457,383       1,805,280       57,931,453
                                                 =========      ===========      ==========      ===========
GAM GLOBAL
SIX MONTHS ENDING 30TH JUNE, 1999 (UNAUDITED)
Shares sold                                        140,223        2,619,984          68,923        1,265,111
Shares reinvested                                        -                -               -                -
Shares redeemed                                    (83,317)      (1,548,800)       (156,332)      (2,881,876)
                                                 ---------      -----------      ----------      -----------
Net increase/(decrease)                             56,906        1,071,184         (87,409)      (1,616,765)
                                                 =========      ===========      ==========      ===========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                        497,048       10,044,918         443,861        8,783,427
Shares reinvested                                        -                -           2,800           59,198
Shares redeemed                                    (25,124)        (469,047)       (113,686)      (2,179,574)
                                                 ---------      -----------      ----------      -----------
Net increase                                       471,924        9,575,871         332,975        6,663,051
                                                 =========      ===========      ==========      ===========
GAM EUROPE
SIX MONTHS ENDING 30TH JUNE, 1999 (UNAUDITED)
Shares sold                                         15,017          196,037
Shares reinvested                                        -                -
Shares redeemed                                    (21,199)        (255,779)
                                                 ---------      -----------
Net decrease                                        (6,182)         (59,742)
                                                 =========      ===========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                         68,931          988,167
Shares reinvested                                    3,477           41,622
Shares redeemed                                     (8,330)        (107,286)
                                                 ---------      -----------
Net increase                                        64,078          922,503
                                                 =========      ===========

 * Class B inception dates: GAM International: 26th May, 1998; GAM Global: 26th May, 1998; GAM Europe: 26th May, 1998.
** Class C inception dates: GAM International:  19th May, 1998; GAM Global: 19th
   May, 1998; GAM Europe: 20th May, 1998.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

                                                           Class A                     Class B*
                                                       Shares              US$     Shares            US$
                                               --------------- --------------- ----------- -------------
GAM PACIFIC BASIN
SIX MONTHS ENDING 30TH JUNE, 1999 (UNAUDITED)
Shares sold                                        1,287,932      12,537,042      60,614       634,056
Shares reinvested                                          -               -           -             -
Shares redeemed                                     (804,136)     (7,835,378)     (6,461)      (65,621)
                                                   ---------      ----------      ------       -------
Net increase/(decrease)                              483,796       4,701,664      54,153       568,435
                                                   =========      ==========      ======       =======
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                        1,630,440      14,115,594      35,743       313,454
Shares reinvested                                    254,764       1,876,104         346         3,105
Shares redeemed                                   (2,203,361)    (18,453,528)     (5,612)      (47,195)
                                                  ----------     -----------      ------       -------
Net increase/(decrease)                             (318,157)     (2,461,830)     30,477       269,364
                                                  ==========     ===========      ======       =======
GAM JAPAN CAPITAL
SIX MONTHS ENDING 30TH JUNE, 1999 (UNAUDITED)
Shares sold                                        1,563,953      13,265,231      45,667       401,567
Shares reinvested                                          -               -           -             -
Shares redeemed                                   (1,132,545)     (9,694,154)     (4,156)      (38,799)
                                                  ----------     -----------      ------       -------
Net increase                                         431,408       3,571,077      41,511       362,768
                                                  ==========     ===========      ======       =======
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                        2,689,003      22,104,590      84,512       686,362
Shares reinvested                                    189,127       1,469,516           -             -
Shares redeemed                                   (3,571,289)    (29,092,373)     (2,483)      (19,815)
                                                  ----------     -----------      ------       -------
Net increase/(decrease)                             (693,159)     (5,518,267)     82,029       666,547
                                                  ==========     ===========      ======       =======
GAM NORTH AMERICA
SIX MONTHS ENDING 30TH JUNE, 1999 (UNAUDITED)
Shares sold                                          800,271      13,830,806     149,789     2,589,199
Shares reinvested                                          -               -           -             -
Shares redeemed                                     (108,598)     (1,859,883)    (28,567)     (488,221)
                                                  ----------     -----------     -------     ---------
Net increase                                         691,673      11,970,923     121,222     2,100,978
                                                  ==========     ===========     =======     =========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                        1,110,616      20,630,033      50,419       953,797
Shares reinvested                                    180,046       2,853,737       7,641       120,349
Shares redeemed                                     (885,969)    (17,552,935)       (603)       (9,536)
                                                  ----------     -----------     -------     ---------
Net increase                                         404,693       5,930,835      57,457     1,064,610
                                                  ==========     ===========     =======     =========
GAMERICA CAPITAL
SIX MONTHS ENDING 30TH JUNE, 1999 (UNAUDITED)
Shares sold                                          819,363      15,018,731     147,226     2,689,094
Shares reinvested                                          -               -           -             -
Shares redeemed                                     (104,365)     (2,269,277)    (17,889)     (315,931)
                                                  ----------     -----------     -------     ---------
Net increase                                         714,998      12,749,454     129,337     2,373,163
                                                  ==========     ===========     =======     =========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                          510,150       8,088,698      67,936     1,076,014
Shares reinvested                                     10,128         160,863         513         8,214
Shares redeemed                                     (131,637)     (1,925,319)    (10,798)     (175,102)
                                                  ----------     -----------     -------     ---------
Net increase                                         388,641       6,324,242      57,651       909,126
                                                  ==========     ===========     =======     =========

                                                         Class C**                     Class D
                                                     Shares              US$      Shares              US$
                                               ------------- --------------- ------------ ---------------
GAM PACIFIC BASIN
SIX MONTHS ENDING 30TH JUNE, 1999 (UNAUDITED)
Shares sold                                         30,330         280,256       24,330         239,051
Shares reinvested                                        -               -            -               -
Shares redeemed                                     (2,017)        (16,824)     (39,180)       (349,059)
                                                    ------         -------      -------        --------
Net increase/(decrease)                             28,313         263,432      (14,850)       (110,008)
                                                    ======         =======      =======        ========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                         24,845         201,259       86,774         789,743
Shares reinvested                                      165           1,346       10,952          82,721
Shares redeemed                                     (4,920)        (41,279)    (132,815)     (1,100,395)
                                                    ------         -------     --------      ----------
Net increase/(decrease)                             20,090         161,326      (35,089)       (227,931)
                                                    ======         =======     ========      ==========
GAM JAPAN CAPITAL
SIX MONTHS ENDING 30TH JUNE, 1999 (UNAUDITED)
Shares sold                                         34,129         316,667
Shares reinvested                                        -               -
Shares redeemed                                     (5,543)        (44,549)
                                                    ------         -------
Net increase                                        28,586         272,118
                                                    ======         =======
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                        207,654       1,680,813
Shares reinvested                                        -               -
Shares redeemed                                    (90,108)       (740,192)
                                                   -------       ---------
Net increase/(decrease)                            117,546         940,621
                                                   =======       =========
GAM NORTH AMERICA
SIX MONTHS ENDING 30TH JUNE, 1999 (UNAUDITED)
Shares sold                                        380,421       6,535,023
Shares reinvested                                        -               -
Shares redeemed                                   (117,925)     (2,036,069)
                                                  --------      ----------
Net increase                                       262,496       4,498,954
                                                  ========      ==========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                         59,835       1,126,114
Shares reinvested                                   10,461         162,047
Shares redeemed                                     (1,436)        (30,256)
                                                  --------      ----------
Net increase                                        68,860       1,257,905
                                                  ========      ==========
GAMERICA CAPITAL
SIX MONTHS ENDING 30TH JUNE, 1999 (UNAUDITED)
Shares sold                                        295,178       5,414,973
Shares reinvested                                        -               -
Shares redeemed                                    (53,067)     (1,048,667)
                                                  --------      ----------
Net increase                                       242,111       4,366,306
                                                  ========      ==========
YEAR ENDING 31ST DECEMBER, 1998
Shares sold                                         69,325       1,125,809
Shares reinvested                                      312           4,950
Shares redeemed                                       (729)        (11,622)
                                                  --------      ----------
Net increase                                        68,908       1,119,137
                                                  ========      ==========

 * Class B  inception  dates:  GAM  Pacific  Basin:  26th May,  1998;  GAM Japan
   Capital: 26th May, 1998; GAM North America: 26th May, 1998; GAMerica Capital:
   26th May, 1998.
** Class C  inception  dates:  GAM  Pacific  Basin:  1st June,  1998;  GAM Japan
   Capital: 19th May, 1998; GAM North America: 7th July, 1998; GAMerica Capital:
   26th May, 1998.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

NOTE 5.  INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales of investment securities for the six months ended 30th June, 1999 excluding short-term securities, were as follows:

                                                                    GAM            GAM            GAM
                      GAM              GAM            GAM         Pacific         Japan          North       GAMerica
                 International       Global         Europe         Basin         Capital        America       Capital
                ===============   ============   ============   ===========   ============   ============   ==========
  In US$
  Purchases     1,174,043,971     51,775,680     45,071,670     8,328,106      14,272,604     19,104,380    6,827,676
  Sales         1,710,065,564     96,808,828     67,740,085     4,717,563       6,984,437         88,688    1,199,644

Realized gains and losses are reported on an identified cost basis. At 30th June, 1999, the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income tax purposes, were as follows:

                                                                         GAM             GAM            GAM
                        GAM              GAM             GAM           Pacific          Japan          North         GAMerica
                   International        Global          Europe          Basin          Capital        America        Capital
                 ================= =============== =============== =============== =============== ============= ===============
  In US$
  Appreciation       372,161,826      21,092,242       1,933,234       6,091,291       7,227,070     6,127,158       7,197,926
  Depreciation      (167,458,081)     (6,129,286)     (1,984,403)     (2,976,703)     (1,361,161)     (315,298)     (1,306,138)
                    ------------      ----------      ----------      ----------      ----------     ---------      ----------
  Net                204,703,745      14,962,956         (51,169)      3,114,588       5,865,909     5,811,860       5,891,788
                    ============      ==========      ==========      ==========      ==========     =========      ==========

At 31st December, 1998, the Funds had tax basis net capital losses as follows. These losses may be carried over to offset future capital gains through the expiration dates shown:

                                                                        GAM                GAM              GAM
                             GAM              GAM          GAM        Pacific             Japan            North      GAMerica
                        International       Global       Europe        Basin             Capital          America     Capital
                       ===============   ============   ========   =============   ===================   =========   =========
  In US$                  84,471,948     10,210,753          -         760,353           507,841               -            -
                                                                    14,482,801         2,474,673
                                                                                       6,403,283
  Carryforward             31st Dec.      31st dec.          -       31st Dec.         31st Dec.               -            -
  Expiration dates              2006           2006          -     2005 & 2006     2003, 2005 & 2006           -            -

Foreign taxes withheld from dividends and interest for the six months ended 30th June, 1999, were as follows:

                                                           GAM         GAM         GAM
                      GAM            GAM        GAM      Pacific      Japan       North      GAMerica
                 International     Global     Europe      Basin      Capital     America     Capital
                ===============   ========   ========   =========   =========   =========   =========
  In US$
  Dividends        6,322,740       64,230     54,555     15,424      14,812       2,017        194
  Interest                 -            -          -          -          37           -          -

NOTE 6.  FINANCIAL INSTRUMENTS

During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

Forwards: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

At 30th June, 1999, the Fund had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

                                                                                       Net
                                                                                    Unrealized
                               Local           Settlement            Market       Appreciation/
                             Currency             Date               Value        (Depreciation)
                     =================   =====================   =============   ===============
                                                                         US$               US$
GAM INTERNATIONAL FUND
To sell:
Euro                     440,099,981        9th August, 1999     454,962,157        44,947,412
Euro*                     18,900,019        9th August, 1999      20,000,000         1,468,531
Euro                     135,092,538        9th August, 1999     139,654,613        10,345,387
Euro                     177,265,677        9th August, 1999     183,251,939        16,748,061
Euro                      91,802,075        9th August, 1999      94,902,231         5,097,769
Swiss Francs             114,144,000       18th August, 1999      73,867,308         6,132,692
Swiss Francs             275,976,140       18th August, 1999     178,595,587        17,104,413
Swiss Francs              72,355,000       18th August, 1999      46,823,916         3,176,084
Swiss Francs              44,070,000       18th August, 1999      28,519,522         1,480,478
Swiss Francs              15,030,000       18th August, 1999       9,726,535           273,465
Japanese Yen           5,616,480,000       18th August, 1999      46,772,766         1,169,871
Japanese Yen*          3,755,520,000       18th August, 1999      32,000,000            57,362
Japanese Yen           3,534,900,000       18th August, 1999      29,437,842           562,158
Pound Sterling            62,073,246     8th September, 1999      97,929,208         2,070,792
Pound Sterling           457,337,884      5th November, 1999     722,119,140        14,880,860
Danish Kroner            177,630,000      2nd December, 1999      24,896,178           103,822
                                                                                    ----------
Net equity in foreign currency exchange contracts.                                 125,619,157
                                                                                   ===========
GAM GLOBAL FUND
To sell:
Euro                      14,272,971        9th August, 1999       4,392,278           407,722
Swiss Francs               6,787,200       18th August, 1999      14,754,969         1,245,031
Pound Sterling             4,964,319      5th November, 1999       7,838,471           161,529
                                                                                   -----------
Net equity in foreign currency exchange contracts.                                   1,814,282
                                                                                   ===========
GAM PACIFIC BASIN FUND
To sell:
Hong Kong Dollar          33,355,100         15th July, 1999       4,298,053             1,946
Japanese Yen             601,953,000         30th July, 1999       4,998,747           101,253
Japanese Yen              85,549,750         30th July, 1999         710,423             4,577
                                                                                   -----------
Net equity in foreign currency exchange contracts.                                     107,776
                                                                                   ===========

*  The Fund has entered into offsetting forward foreign currency contracts.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

                                                                                   Net
                                                                                Unrealized
                           Local           Settlement            Market       Appreciation/
                         Currency             Date                Value       (Depreciation)
                 =================   ======================   ============   ===============
                                                                     US$             US$
GAM JAPAN CAPITAL FUND
To sell:
Japanese Yen       2,096,500,000     30th September, 1999     17,576,733         (76,733)
                                                                             -----------
Net equity in foreign currency                                                   (76,733)
                                                                             ===========
exchange contracts.

*  The Fund has entered into offsetting forward foreign currency contracts.

At 30th June, 1999 the Funds had sufficient cash and/or securities to cover any commitments under these contracts.

Futures: A futures contract obligates one party to sell and the other party to purchase a specific instrument for an agreed price on an agreed future date. At 30th June, 1999 GAM International Fund, GAM Global Fund and GAM Pacific Basin Fund had outstanding futures contracts as set out in their respective Statement of Investments.


NOTE 7.  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

NOTE 8.  FINANCIAL HIGHLIGHTS


GAM INTERNATIONAL FUND

                                                                                  CLASS A
                                              1999(A)           1998            1997             1996           1995         1994
                                           ==========        ==========      ==========      ==========     ==========    ==========
NET ASSET VALUE,
 beginning of period                       $    30.06        $   28.46       $   23.15        $   21.37      $ 17.21      $   23.90
                                           ----------        ---------       ---------        ---------      -------      ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                     0.20 (b)         0.08 (b)        0.08 (b)         0.57 (b)     0.52           0.34
Net realized and unrealized gain/(loss)
 on investments                                ( 3.87)            2.03            6.58             1.34         4.64         ( 2.58)
                                           ----------        ---------       ---------        ---------      -------      ---------
Total from investment operations               ( 3.67)            2.11            6.66             1.91         5.16         ( 2.24)
                                           ----------        ---------       ---------        ---------      -------      ---------
LESS DISTRIBUTIONS
Dividends from net investment income                -           ( 0.05)         ( 0.18)          ( 0.09)       ( 0.47)       ( 0.66)
Distributions from net realized gains               -           ( 0.46)         ( 1.17)          ( 0.04)       ( 0.53)       ( 3.79)
                                           ----------        ---------       ---------        ---------      --------     ---------
Total distributions                                 -           ( 0.51)         ( 1.35)          ( 0.13)       ( 1.00)       ( 4.45)
                                           ----------        ---------       ---------        ---------      --------     ---------
Net asset value, end of period             $    26.39        $   30.06       $   28.46        $   23.15      $ 21.37      $   17.21
                                           ==========        =========       =========        =========      ========     =========
TOTAL RETURN
Total return for the period
 without deduction of sales load (*)           (12.21)%           7.22%          28.93%            8.98%        30.09%       (10.23)
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                $    2,064        $   2,686       $   1,794        $   1,010      $    560     $     158
Expenses                                         1.71%(c)         1.66%           1.68%            1.56%(d)      1.57%         1.60%
Net investment income/(loss)                     1.45%(c)         0.27%           0.28%            2.70%         3.89%         2.74%
Portfolio turnover rate                            92%              73%             48%              82%           35%          110%

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

GAM INTERNATIONAL FUND


               CLASS B                              CLASS C
      1999(A)            1998(E)           1999(A)           1998(F)
================== ================== ================ ==================
   $    30.41         $    33.39        $    30.37        $    32.61
   ----------         ----------        ----------        ----------
          0.12 (b)        ( 0.20)(b)          0.13 (b)        ( 0.20)(b)
       (  3.92)           ( 2.78)           ( 3.91)           ( 2.04)
   -----------        ----------        ----------        ----------
       (  3.80)           ( 2.98)           ( 3.78)           ( 2.24)
   -----------        ----------        ----------        ----------
             -                 -                 -                 -
             -                 -                 -                 -
   -----------        ----------        ----------        ----------
             -                 -                 -                 -
   -----------        ----------        ----------        ----------
   $    26.61         $    30.41        $    26.59        $    30.37
   ===========        ==========        ==========        ==========
       ( 12.50)%          ( 8.92)%          (12.45)%          ( 6.87)%
   $        73        $       65        $       93        $       78
          2.47%(c)          2.54%(c)          2.45%(c)          2.52%(c)
          0.90%(c)        ( 1.10)%(c)         0.92%(c)        ( 1.14)%(c)
            92%               73%               92%               73%

                                                         CLASS D
   1999(A)           1998             1997             1996            1995(G)
============== ================ ================ ================ ================
$    29.92        $   28.34        $   23.07        $   21.35        $   20.46
----------        ---------        ---------        ---------        ---------
      0.17 (b)         0.04 (b)         0.01 (b)         0.45 (b)         0.10
    ( 3.85)            2.03             6.59             1.32             1.78
----------        ---------        ---------        ---------        ---------
    ( 3.68)            2.07             6.60             1.77             1.88
----------        ---------        ---------        ---------        ---------
         -           ( 0.03)          ( 0.16)          ( 0.01)          ( 0.46)
         -           ( 0.46)          ( 1.17)          ( 0.04)          ( 0.53)
----------        ---------        ---------        ---------        ---------
         -           ( 0.49)          ( 1.33)          ( 0.05)          ( 0.99)
----------        ---------        ---------        ---------        ---------
$    26.24        $   29.92        $   28.34        $   23.07        $   21.35
==========        =========        =========        =========        =========
    (12.30)%           7.13%           28.78%            8.33%            9.26%
$      121        $     159        $      99        $      39        $       9
      1.92%(c)         1.80%            1.82%            2.06%(d)         2.22%(c)
      1.25%(c)         0.14%            0.05%            2.13%            1.90%(c)
        92%              73%              48%              82%              35%

(a)  For the six months ended 30th June, 1999 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c)  Annualized.

(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.

(e) For the period from 26th May, 1998 (commencement of distribution) to 31st December, 1998.

(f) For the period from 19th May, 1998 (commencement of distribution) to 31st December, 1998.

(g) For the period from 18th September, 1995 (commencement of distribution) to 31st December, 1995.

(*) Total return calculated for a period of less than one year is not annualized.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

GAM GLOBAL FUND

                                                       CLASS A
                                               1999(A)            1998
                                         ================== ================
NET ASSET VALUE,
 beginning of period                        $    19.04         $   18.71
                                            ----------         ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                         - (b)        ( 0.05)(b)
Net realized and unrealized gain/(loss)
 on investments                                 ( 0.30)             0.55
                                            ----------         ---------
Total from investment operations                ( 0.30)             0.50
                                            ----------         ---------
LESS DISTRIBUTIONS
Dividends from net investment income                 -                 -
Distributions from net realized gains                -            ( 0.17)
                                            ----------         ---------
Total distributions                                  -            ( 0.17)
                                            ----------         ---------
Net asset value, end of period              $    18.74         $   19.04
                                            ==========         =========
TOTAL RETURN
Total return for the period
 without deduction of sales load (*)            ( 1.58)%            2.57%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                 $       94         $     140
Expenses                                          1.77%(c)          1.71%
Net investment income/(loss)                    ( 0.27)%(c)       ( 0.25)%
Portfolio turnover rate                             72%              123%

                                                                   CLASS A
                                               1997             1996           1995         1994
                                         ================ ================ =========== =============
NET ASSET VALUE,
 beginning of period                        $   14.35        $   13.51      $ 10.60      $   17.92
                                            ---------        ---------      -------      ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                   ( 0.04)(b)         0.16 (b)     0.35           0.19
Net realized and unrealized gain/(loss)
 on investments                                  5.04             1.55         3.48         ( 2.94)
                                            ---------        ---------      -------      ---------
Total from investment operations                 5.00             1.71         3.83         ( 2.75)
                                            ---------        ---------      -------      ---------
LESS DISTRIBUTIONS
Dividends from net investment income           ( 0.02)          ( 0.08)       ( 0.30)       ( 0.49)
Distributions from net realized gains          ( 0.62)          ( 0.79)       ( 0.62)       ( 4.08)
                                            ---------        ---------      --------     ---------
Total distributions                            ( 0.64)          ( 0.87)       ( 0.92)       ( 4.57)
                                            ---------        ---------      --------     ---------
Net asset value, end of period              $   18.71        $   14.35      $ 13.51      $   10.60
                                            =========        =========      ========     =========
TOTAL RETURN
Total return for the period
 without deduction of sales load (*)            34.95%           12.74%        36.25%       (16.15)%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                 $      66        $      20      $     26     $      20
Expenses                                         1.83%            2.26%(d)      2.16%         2.29%
Net investment income/(loss)                   ( 0.25)%           1.17%         2.96%         0.91%
Portfolio turnover rate                            48%             107%           60%          123%

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

GAM GLOBAL FUND

                CLASS B                                CLASS C
           1999(A)            1998(E)            1999(A)            1998(F)
           ====               ====               ====               ====
   $     19.11          $    20.99         $    19.10         $    21.06
   ------------         ----------         ----------         ----------
        (  0.02) (b)        ( 0.13)(b)         ( 0.02)(b)         ( 0.14)(b)
        (  0.36)            ( 1.75)            ( 0.37)            ( 1.82)
   ------------         ----------         ----------         ----------
        (  0.38)            ( 1.88)            ( 0.39)            ( 1.96)
   ------------         ----------         ----------         ----------
              -                  -                  -                  -
              -                  -                  -                  -
   ------------         ----------         ----------         ----------
              -                  -                  -                  -
   ------------         ----------         ----------         ----------
   $     18.73          $    19.11         $    18.71         $    19.10
   ============         ==========         ==========         ==========
        (  1.99)%           ( 8.96)%           ( 2.04)%           ( 9.31)%
   $         11         $       10         $       10         $        9
           2.76%(c)           2.70%(c)           2.79%(c)           2.83%(c)
        (  1.22)%(c)        ( 1.14)%(c)        ( 1.25)%(c)        ( 1.27)%(c)
             72%               123%                72%               123%

                                                             CLASS D
           1999(A)          1998             1997             1996               1995(G)
           ====            =====            =====            =====               ====
     $    18.79         $   18.50        $   14.22        $   13.48        $    13.46
     ----------         ---------        ---------        ---------        ----------
         ( 0.01)(b)        ( 0.08)(b)       ( 0.09)(b)         0.07 (b)             -
         ( 0.30)             0.54             5.02             1.47              0.92
     ----------         ---------        ---------        ---------        ----------
         ( 0.31)             0.46             4.93             1.54              0.92
     ----------         ---------        ---------        ---------        ----------
              -                 -           ( 0.03)          ( 0.01)           ( 0.28)
              -            ( 0.17)          ( 0.62)          ( 0.79)           ( 0.62)
     ----------         ---------        ---------        ---------        ----------
              -            ( 0.17)          ( 0.65)          ( 0.80)           ( 0.90)
     ----------         ---------        ---------        ---------        ----------
     $    18.48         $   18.79        $   18.50        $   14.22        $    13.48
     ==========         =========        =========        =========        ==========
         ( 1.65)%            2.38%           34.80%           11.54%             6.97%
   $         11         $        8         $      10        $       4        $    0.8         $     0.3
           2.76%(c)           2.03%(c)          1.87%            2.01%            2.88%(d)          2.81%(c)
         ( 1.22)%(c)        ( 0.51)%(c)       ( 0.41)%         ( 0.53)%           0.52%           ( 0.09)%(c)
             72%                72%              123%              48%             107%               60%

(a)  For the six months ended 30th June, 1999 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c)  Annualized.

(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.

(e) For the period from 26th May, 1998 (commencement of distribution) to 31st December, 1998.

(f) For the period from 19th May, 1998 (commencement of distribution) to 31st December, 1998.

(g) For the period from 6th October, 1995 (commencement of distribution) to 31st December, 1995.

(*) Total return calculated for a period of less than one year is not annualized.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

GAM EUROPE FUND

                                                       CLASS A
                                               1999(A)            1998
                                         ================== ================
NET ASSET VALUE,
 beginning of period                        $    12.63         $   12.57
                                            ----------         ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                    ( 0.02)(b)          0.03 (b)
Net realized and unrealized gain/(loss)
 on investments                                 ( 1.07)             1.28
                                            ----------         ---------
Total from investment operations                ( 1.09)             1.31
                                            ----------         ---------
LESS DISTRIBUTIONS
Dividends from net investment income                 -            ( 0.02)
Distributions from net realized gains                -            ( 1.23)
                                            ----------         ---------
Total distributions                                  -            ( 1.25)
                                            ----------         ---------
Net asset value, end of period              $    11.54         $   12.63
                                            ==========         =========
TOTAL RETURN
Total return for the period
 without deduction of sales load (*)            ( 8.63)%           10.70%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                 $       25         $      49
Expenses                                          2.42%(c)          2.06%
Net investment income/(loss)                    ( 0.29)%(c)         0.24%
Portfolio turnover rate                            226%              168%

                                                                  CLASS A
                                               1997             1996          1995        1994
                                         ================ ================ ========== ============
NET ASSET VALUE,
 beginning of period                        $   11.85        $   10.04      $  8.66     $   8.93
                                            ---------        ---------      -------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                     0.02 (b)         0.07 (b)    0.07             -
Net realized and unrealized gain/(loss)
 on investments                                  3.15             2.06        1.38         (0.27)
                                            ---------        ---------      -------     --------
Total from investment operations                 3.17             2.13        1.45         (0.27)
                                            ---------        ---------      -------     --------
LESS DISTRIBUTIONS
Dividends from net investment income           ( 0.06)          ( 0.01)      ( 0.06)           -
Distributions from net realized gains          ( 2.39)          ( 0.31)      ( 0.01)           -
                                            ---------        ---------      -------     --------
Total distributions                            ( 2.45)          ( 0.32)      ( 0.07)           -
                                            ---------        ---------      -------     --------
Net asset value, end of period              $   12.57        $   11.85      $ 10.04     $   8.66
                                            =========        =========      =======     ========
TOTAL RETURN
Total return for the period
 without deduction of sales load (*)            27.55%           21.32%       16.77%       (3.11)%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                 $      39        $      25      $    23     $     32
Expenses                                         1.81%            1.89%(d)     2.12%        2.35%
Net investment income/(loss)                     0.15%            0.59%        0.75%       (0.06)%
Portfolio turnover rate                            80%              76%         145%          75%

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

GAM EUROPE FUND

                 CLASS B                                    CLASS C
          1999(A)              1998(E)               1999(A)              1998(F)
          ====                 ====                  ====                 ====
   $    12.82             $   15.38            $    12.70            $   15.16
   -----------            ---------            ----------            ---------
       (  0.12)(b)           ( 0.20)(b)            ( 0.23)(b)           ( 0.28)(b)
       (  1.11)              ( 1.37)               ( 1.09)              ( 1.19)
   -----------            ---------            ----------            ---------
       (  1.23)              ( 1.57)               ( 1.32)              ( 1.47)
   -----------            ---------            ----------            ---------
             -                    -                     -                    -
             -               ( 0.99)                    -               ( 0.99)
   -----------            ---------            ----------            ---------
             -               ( 0.99)                    -               ( 0.99)
   -----------            ---------            ----------            ---------
   $    11.59             $   12.82            $    11.38            $   12.70
   ===========            =========            ==========            =========
       (  9.59)%             ( 9.82)%              (10.39)%             ( 9.32)%
   $         2            $       2            $        1            $       1
          4.59%(c)             3.93%(c)              6.21%(c)             4.93%(c)
       (  2.05)%(c)          ( 2.58)%(c)           ( 3.76)%(c)          ( 3.46)%(c)
           226%                 168%                  226%                 168%

(a)  For the six months ended 30th June, 1999 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c)  Annualized.

(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.

(e) For the period from 26th May, 1998 (commencement of distribution) to 31st December, 1998.

(f) For the period from 20th May, 1998 (commencement of distribution) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

GAM PACIFIC BASIN FUND

                                                                       CLASS A
                                                               1999(A)            1998
                                                         ================== ================
NET ASSET VALUE,
 beginning of period                                        $     8.23         $    9.69
                                                            ----------         ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                    ( 0.30)(b)         (0.01)(b)
Net realized and unrealized gain/(loss) on investments            3.03             (0.51)
                                                            ----------         ---------
Total from investment operations                                  2.73             (0.52)
                                                            ----------         ---------
LESS DISTRIBUTIONS
Dividends from net investment income                                 -             (0.22)
Distributions from net realized gains                                -             (0.72)
                                                            ----------         ---------
Total distributions                                                  -             (0.94)
                                                            ----------         ---------
Net asset value, end of period                              $    10.96         $    8.23
                                                            ==========         =========
TOTAL RETURN
Total return for the period
 without deduction of sales load (*)                             33.17%            (3.99)%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                 $       28         $      17
Expenses                                                          2.59%(c)          2.42%
Net investment income/(loss)                                    ( 0.67)%(c)        (0.11)%
Portfolio turnover rate                                             48%               55%

                                                                                CLASS A
                                                              1997           1996           1995        1994
                                                         ============= ================ =========== ===========
NET ASSET VALUE,
 beginning of period                                      $   15.26       $   16.97      $  17.62    $  19.20
                                                          ---------       ---------      --------    --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                      -(b)         0.04 (b)         -      ( 0.05)
Net realized and unrealized gain/(loss) on investments       ( 4.45)         ( 0.11)         0.61        1.36
                                                          ---------       ---------      --------    --------
Total from investment operations                             ( 4.45)         ( 0.07)         0.61        1.31
                                                          ---------       ---------      --------    --------
LESS DISTRIBUTIONS
Dividends from net investment income                              -          ( 0.74)            -           -
Distributions from net realized gains                        ( 1.12)         ( 0.90)       ( 1.26)     ( 2.89)
                                                          ---------       ---------      --------    --------
Total distributions                                          ( 1.12)         ( 1.64)       ( 1.26)     ( 2.89)
                                                          ---------       ---------      --------    --------
Net asset value, end of period                            $    9.69       $   15.26      $  16.97    $  17.62
                                                          =========       =========      ========    ========
TOTAL RETURN
Total return for the period
 without deduction of sales load (*)                         (30.00)%        ( 0.39)%        4.56%       7.41%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                               $      23       $      50      $     54    $     49
Expenses                                                       1.98%           1.76%(d)      1.98%       1.78%
Net investment income/(loss)                                   0.02%           0.22%       ( 0.07)%    ( 0.35)%
Portfolio turnover rate                                          42%             46%           64%         29%

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

GAM PACIFIC BASIN FUND

               CLASS B                                 CLASS C
      1999(A)             1998(E)            1999(A)             1998(F)
=================== ================== =================== ===================
   $     8.96          $     9.15         $      8.12         $      8.54
   ----------          ----------         -----------         -----------
        ( 0.35)(b)         ( 0.35)(b)          ( 0.53)(b)          ( 0.70)(b)
          2.89               0.32                2.54                0.37
   -----------         ----------         -----------         -----------
          2.54             ( 0.03)               2.01              ( 0.33)
   -----------         ----------         -----------         -----------
             -             ( 0.04)                  -                   -
             -             ( 0.12)                  -              ( 0.09)
   -----------         ----------         -----------         -----------
             -             ( 0.16)                  -              ( 0.09)
   -----------         ----------         -----------         -----------
   $    11.50          $     8.96         $     10.13         $      8.12
   ===========         ==========         ===========         ===========
         28.35%            ( 0.35)%             24.75%             ( 3.87)%
   $         1         $     0.3          $      0.5          $      0.2
          9.17%(c)           9.39%(c)           14.38%(c)           20.34%(c)
        ( 7.31)%(c)        ( 7.52)%(c)         (12.49)%(c)         (19.15)%(c)
            48%                55%                 48%                 55%

                                                            CLASS D
       1999(A)            1998             1997             1996             1995(G)
 ================== ================ ================ ================ ==================
   $     8.11         $    9.62        $   15.20        $   16.96        $    17.36
   ----------         ---------        ---------        ---------        ----------
       ( 0.05)(b)         (0.01)(b)         0.01 (b)       ( 0.10)(b)        ( 0.02)
         2.70             (0.53)          ( 4.47)          ( 0.11)             0.26
   ----------         ---------        ---------        ---------        ----------
         2.65             (0.54)          ( 4.46)          ( 0.21)             0.24
   ----------         ---------        ---------        ---------        ----------
            -             (0.25)               -           ( 0.65)                -
            -             (0.72)          ( 1.12)          ( 0.90)           ( 0.64)
   ----------         ---------        ---------        ---------        ----------
            -             (0.97)          ( 1.12)          ( 1.55)           ( 0.64)
   ----------         ---------        ---------        ---------        ----------
   $    10.76         $    8.11        $    9.62        $   15.20        $    16.96
   ==========         =========        =========        =========        ==========
        32.68%            (4.64)%         (30.18)%         ( 1.19)%            2.35%
   $        1         $       1        $       2        $       2        $        2
         2.98%(c)          2.53%            2.08%            2.28%(d)          2.63%(c)
       ( 1.12)%(c)        (0.17)%         ( 0.09)%           0.57%           ( 1.49)%(c)
           48%               55%              42%              46%               64%

(a)  For the six months ended 30th June, 1999 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c)  Annualized.

(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.

(e) For the period from 26th May, 1998 (commencement of distribution) to 31st December, 1998.

(f) For the period from 1st June, 1998 (commencement of distribution) to 31st December, 1998.

(g) For the period from 18th October, 1995 (commencement of distribution) to 31st December, 1995.

(*) Total return calculated for a period of less than one year is not annualized.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

GAM JAPAN CAPITAL FUND

                                                        CLASS A
                                               1999(A)             1998
                                         ================== ==================
NET ASSET VALUE,
 beginning of period                        $     7.65         $     8.44
                                            ----------         ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                     (0.04)(b)          (0.06) (b)
Net realized and unrealized gain/(loss)
 on investments                                   2.19              (0.16)
                                            ----------         ----------
Total from investment operations                  2.15              (0.22)
                                            ----------         ----------
LESS DISTRIBUTIONS
Dividends from net investment income                 -                  -
Distributions from net realized gains                -              (0.57)
                                            ----------         ----------
Total distributions                                  -              (0.57)
                                            ----------         ----------
Net asset value, end of period              $     9.80         $     7.65
                                            ==========         ==========
TOTAL RETURN
Total return for the period
 without deduction of sales load (*)             28.10%             (2.75)%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                 $       33         $       22
Expenses                                          2.23%(c)           2.16%
Net investment income/(loss)                     (1.06)%(c)         (0.78)%
Portfolio turnover rate                             56%                59%

                                                                       CLASS A
                                                1997               1996               1995            1994
                                         ================== ================== ================== ===========
NET ASSET VALUE,
 beginning of period                        $     9.39         $    10.16         $     9.62       $  10.00
                                            ----------         ----------         ----------       --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                     (0.10) (b)        ( 0.05) (b)        ( 0.07)          0.02
Net realized and unrealized gain/(loss)
 on investments                                  (0.11)              0.07               0.69         ( 0.40)
                                            ----------         ----------         ----------       --------
Total from investment operations                 (0.21)              0.02               0.62         ( 0.38)
                                            ----------         ----------         ----------       --------
LESS DISTRIBUTIONS
Dividends from net investment income                 -             ( 0.70)            ( 0.05)             -
Distributions from net realized gains            (0.74)            ( 0.09)            ( 0.03)             -
                                            ----------         ----------         ----------       --------
Total distributions                              (0.74)            ( 0.79)            ( 0.08)             -
                                            ----------         ----------         ----------       --------
Net asset value, end of period              $     8.44         $     9.39         $    10.16       $   9.62
                                            ==========         ==========         ==========       ========
TOTAL RETURN
Total return for the period
 without deduction of sales load (*)             (2.57)%             0.16%              6.45%        ( 3.77)%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                 $       31         $       37         $        4       $      9
Expenses                                          2.15%              1.84% (d)          3.61% (g)      2.19%
Net investment income/(loss)                     (1.06)%           ( 0.50)%           ( 2.35)%         0.70%
Portfolio turnover rate                             76%                23%               122%             7%

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

GAM JAPAN CAPITAL FUND

                 CLASS B                                    CLASS C
       1999(A)               1998(E)              1999(A)              1998(F)
====================   ==================   ==================   ==================
   $     8.11             $    8.49            $    8.12            $    8.56
   ----------             ---------            ---------            ---------
       (  0.20)(b)            (0.19)(b)           ( 0.18)(b)            (0.15)(b)
          2.28                (0.19)                2.29                (0.29)
   -----------            ---------            ---------            ---------
          2.08                (0.38)                2.11                (0.44)
   -----------            ---------            ---------            ---------
             -                    -                    -                    -
             -                    -                    -                    -
   -----------            ---------            ---------            ---------
             -                    -                    -                    -
   -----------            ---------            ---------            ---------
   $    10.19             $    8.11            $   10.23            $    8.12
   ===========            =========            =========            =========
         25.65%               (4.48)%              25.99%               (5.14)%
   $         1            $       1            $       2            $       1
          5.77%(c)             5.31%(c)             5.29%(c)             3.99%(c)
       (  4.65)%(c)           (4.22)%(c)          ( 4.15)%(c)           (3.00)%(c)
            56%                  59%                  56%                  59%

(a)  For the six months ended 30th June, 1999 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c)  Annualized.

(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.

(e) For the period from 26th May, 1998 (commencement of distribution) to 31st December, 1998.

(f) For the period from 19th May, 1998 (commencement of distribution) to 31st December, 1998.

(g) In the absence of expense reimbursement, expenses on an annualized basis would have represented 4.61% of average net assets for the period ended 31st December, 1995.

(*) Total return calculated for a period of less than one year is not annualized.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

GAM NORTH AMERICA FUND

                                                       CLASS A
                                               1999(A)            1998
                                         ================== ================
NET ASSET VALUE,
 beginning of period                        $    16.74         $   17.32
                                            ----------         ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                    ( 0.01)(b)        ( 0.07)(b)
Net realized and unrealized gain/(loss)
 on investments                                   1.09              4.76
                                            ----------         ---------
Total from investment operations                  1.08              4.69
                                            ----------         ---------
LESS DISTRIBUTIONS
Dividends from net investment income                 -                 -
Distributions from net realized gains                -            ( 5.27)
                                            ----------         ---------
Total distributions                                  -            ( 5.27)
                                            ----------         ---------
Net asset value, end of period              $    17.82         $   16.74
                                            ==========         =========
TOTAL RETURN
Total return for the period
 without deduction of sales load (*)              6.45%            29.44%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                 $       31         $      17
Expenses                                          1.73%(c)          2.10%
Net investment income/(loss)                    ( 0.12)%(c)       ( 0.34)%
Portfolio turnover rate                              1%               70%

                                                                      CLASS A
                                              1997            1996             1995             1994
                                         ============== ================ ================ ================
NET ASSET VALUE,
 beginning of period                        $ 13.56        $   11.93        $    9.14        $   12.80
                                            -------        ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                    -  (b)        ( 0.05)(b)            -             0.04
Net realized and unrealized gain/(loss)
 on investments                               3.99              2.93             2.83             0.23
                                            -------        ---------        ---------        ---------
Total from investment operations              3.99              2.88             2.83             0.27
                                            -------        ---------        ---------        ---------
LESS DISTRIBUTIONS
Dividends from net investment income             -                 -                -           ( 0.23)
Distributions from net realized gains       ( 0.23)           ( 1.25)          ( 0.04)          ( 3.70)
                                            -------        ---------        ---------        ---------
Total distributions                         ( 0.23)           ( 1.25)          ( 0.04)          ( 3.93)
                                            -------        ---------        ---------        ---------
Net asset value, end of period              $ 17.32        $   13.56        $   11.93        $    9.14
                                            =======        =========        =========        =========
TOTAL RETURN
Total return for the period
 without deduction of sales load (*)         29.41%            24.10%           30.90%            2.97%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                 $   11         $       6        $       6        $       2
Expenses                                      1.94%             2.61%(d)         2.98%(g)         2.54%(g)
Net investment income/(loss)                  0.00%           ( 0.39)%           0.01%            0.37%
Portfolio turnover rate                         15%                9%               9%               3%

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

GAM NORTH AMERICA FUND

                 CLASS B                                    CLASS C
       1999(A)               1998(E)              1999(A)              1998(F)
====================   ==================   ==================   ==================
   $    16.87             $   20.08            $   16.58            $   21.58
   ----------             ---------            ---------            ---------
       (  0.16)(b)           ( 0.57)(b)           ( 0.12)(b)           ( 0.44)(b)
          1.08                 2.17                 1.04                 0.25
   -----------            ---------            ---------            ---------
          0.92                 1.60                 0.92               ( 0.19)
   -----------            ---------            ---------            ---------
             -                    -                    -                    -
             -               ( 4.81)                   -               ( 4.81)
   -----------            ---------            ---------            ---------
             -               ( 4.81)                   -               ( 4.81)
   -----------            ---------            ---------            ---------
   $    17.79             $   16.87            $   17.50            $   16.58
   ===========            =========            =========            =========
          5.45%                9.68%                5.55%                0.69%
   $         3            $       1            $       6            $       1
          3.51%(c)             7.56%(c)             3.01%(c)             8.16%(c)
       (  1.91)%(c)          ( 5.81)%(c)          ( 1.45)%(c)          ( 6.50)%(c)
             1%                  70%                   1%                  70%

(a)  For the six months ended 30th June, 1999 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c)  Annualized.

(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.

(e) For the period from 26th May, 1998 (commencement of distribution) to 31st December, 1998.

(f) For the period from 7th July, 1998 (commencement of distribution) to 31st December, 1998.

(g) In the absence of expense reimbursement, expenses on an annualized basis would have been 3.27% and 5.81% of average net assets for the period ended 31st December, 1995 and 31st December, 1994, respectively.

(*) Total return calculated for a period of less than one year is not annualized.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

GAMERICA CAPITAL FUND

                                                      CLASS A
                                              1999(A)           1998
                                         ================ ================
NET ASSET VALUE,
 beginning of period                        $   17.08        $   13.43
                                            ---------        ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                     0.05 (b)       ( 0.01)(b)
Net realized and unrealized gain/(loss)
 on investments                                  2.96             4.08
                                            ---------        ---------
Total from investment operations                 3.01             4.07
                                            ---------        ---------
LESS DISTRIBUTIONS
Dividends from net investment income                -                -
Distributions from net realized gains               -           ( 0.42)
                                            ---------        ---------
Total distributions                                 -           ( 0.42)
                                            ---------        ---------
Net asset value end of period               $   20.09        $   17.08
                                            =========        =========
TOTAL RETURN
Total return for the period
 without deduction of sales load (*)            17.62%           30.59%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                 $      28        $      11
Expenses                                         1.72%(c)         2.46%
Net investment income                            0.59%(c)       ( 0.03)%
Portfolio turnover rate                            17%              29%

                                                                    CLASS A
                                               1997                1996                  1995(E)
                                         ================ ====================== ======================
NET ASSET VALUE,
 beginning of period                        $   10.82         $     10.03            $     10.00
                                            ---------         -----------            -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                   ( 0.24)(b)          ( 0.42)(b)               0.07
Net realized and unrealized gain/(loss)
 on investments                                  4.23                2.22                   0.07
                                            ---------         -----------            -----------
Total from investment operations                 3.99                1.80                   0.14
                                            ---------         -----------            -----------
LESS DISTRIBUTIONS
Dividends from net investment income                -                   -                 ( 0.07)
Distributions from net realized gains          ( 1.38)             ( 1.01)                ( 0.04)
                                            ---------         -----------            -----------
Total distributions                            ( 1.38)             ( 1.01)                ( 0.11)
                                            ---------         -----------            -----------
Net asset value end of period               $   13.43         $     10.82            $     10.03
                                            =========         ===========            ===========
TOTAL RETURN
Total return for the period
 without deduction of sales load (*)            37.28%              18.31%                  1.38%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                 $       4         $         2            $         3
Expenses                                         3.45%               5.16%(d)(g)            3.73%(c)(g)
Net investment income                          ( 2.04)%            ( 3.79)%                 1.36%(c)
Portfolio turnover rate                            22%                 27%                    11%

--------------------------------------------------------------------------------
                    Notes to Financial Statements (CONTINUED)
--------------------------------------------------------------------------------

GAMERICA CAPITAL FUND


                  CLASS B                                   CLASS C
       1999(a)               1998(f)              1999(a)              1998(f)
====================   ==================   ==================   ==================
$    17.26             $   16.57            $   17.13            $   16.57
----------             ---------            ---------            ---------
   (  0.11)(b)            ( 0.26)(b)           ( 0.07)(b)           ( 0.37)(b)
      3.04                  1.10                 3.01                 1.08
----------            ----------            ---------            ---------
      2.93                  0.84                 2.94                 0.71
----------            ----------            ---------            ---------
         -                     -                    -                    -
         -                ( 0.15)                   -               ( 0.15)
----------            ----------            ---------            ---------
         -                ( 0.15)                   -               ( 0.15)
----------            ----------            ---------            ---------
$    20.19             $   17.26            $   20.07            $   17.13
==========            ==========            =========            =========
     16.98%                 5.13%               17.16%                4.34%
$        4            $        1            $       6            $       1
      3.59%(c)              5.19%(c)             3.08%(c)             7.15%(c)
   (  1.23)%(c)           ( 2.74)%(c)          ( 0.72)%(c)          ( 4.77)%(c)
        17%                   29%                  17%                  29%


(a)  For the six months ended 30th June, 1999 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c)  Annualized.

(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.

(e) For the period 12th May, 1995 (commencement of distribution) to 31st December, 1995.

(f) For the period 26th May, 1998 (commencement of distribution) to 31st December, 1998.

(g) In the absence of expense reimbursement, expenses on an annualized basis would have been 6.16% and 4.73% of average net assets for the period ended 31st December, 1996 and 31st December, 1995, respectively.

(*) Total return calculated for a period of less than one year is not annualized.

                               BOARD OF DIRECTORS


Gilbert de Botton - President   CHAIRMAN, Global Asset Management Limited, London

George W. Landau                SENIOR ADVISER, Latin America Group, The Coca-Cola
                                Company, New York

Roland Weiser                   PRESIDENT, Intervista, Summit, New Jersey

Robert J. McGuire, Esq.         ATTORNEY/CONSULTANT, Morvillo, Abramowitz, Grand, Iason
                                & Silberberg, P.C., New York, New York

Address of the Company:         135 East 57th Street
                                New York, New York 10022

                                Tel: (212) 407-4600
                                1-800-426-4685 (toll free)
                                Fax: (212) 407-4684

Registrar and Transfer Agent:   Boston Financial Data Services
                                P.O. Box 8264
                                Boston, Massachusetts 02266-8264

                                Tel: 1-800-426-4685 (toll free)
                                Fax: (617) 483-2405

Copies of this report may be obtained from the Fund, from the Transfer Agent or from:

          In the United Kingdom (for authorized persons only);
          Global Asset Management Limited, a member of IMRO,
          12 St. James's Place, London SW1A 1NX, UK
          Tel: 44-171-493-9990 Fax: 44-171-493-0715 Tlx: 296099 GAMUK G


          On Internet;
          Information on GAM's SEC-registered funds -www.gam.com
          Email enquiries on GAM - usinfo@gam.com